March 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Midland National Life Separate Account C

File Number 333-71800 – National Advantage Variable Annuity

Commissioners:

On behalf of Midland National Life Insurance Company (“Midland National”), enclosed for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 please find a copy of Post-Effective Amendment No. 17 to the above-referenced registration statement.

This amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the 1933 Act. This amendment is being filed under paragraph 485 (a) to add a description of an Asset Allocation Program that can be a dynamic (opt-out) program with Sammons Advisor Services as the investment advisor.

We intend to add the same description of the Asset Allocation Program to other Midland National products listed in Appendix A, in amendments to be filed in April under paragraph (b) of Rule 485. Accordingly, we intend for this to be a “template” filing, and we respectfully request the staff’s consent and approval to add the same description of the Asset Allocation Program (as revised to reflect any staff comments) to those other fillings pursuant to subparagraph (b)(vii) of Rule 485. Of course, such other filings will not contain any other disclosures that would disqualify them from going effective pursuant to paragraph (b) of Rule 485.

Certain routine annual updating information, along with Financial Statements, will be filed in an amendment to this registration statement to be filed in April pursuant to Rule 485 (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/

Jason L. Bradshaw
Senior Variable Compliance Consultant

cc:	Frederick R. Bellamy Sutherland

                                                       APPENDIX A

National Advantage Variable Annuity	333-71800

Advantage II Variable Annuity Advantage III Variable Annuity	333-108437

As filed with the Securities and Exchange Commission on
March 4, 2010
Registration Nos. 333-71800
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	x
Post-Effective Amendment No. 17
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 98	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Stephen P. Horvat, Jr.	Frederick R. Bellamy, Esq.
Senior Vice President – Legal	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
525 W. Van Buren
Chicago, IL 60607

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	On	pursuant to paragraph (b) of Rule 485
x	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
National Advantage Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

National Advantage Variable Annuity Prospectus
May 1, 2010
Flexible Premium Deferred Variable Annuity
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account C
Phone: (877) 586-0240 (toll-free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The National Advantage Variable Annuity (the “contract”) offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect the optional Minimum Premium Rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.

If You elect the Bonus Credit Rider, We will add a bonus credit to each premium payment that You make in the first contract year. Electing a bonus credit may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Bonus Credit Rider. Your expenses will be higher if You elect the Bonus Credit Rider and over time, the value of the bonus may be more than offset by the extra fee charged for the Bonus Credit Rider.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. The SAI, dated May 1, 2010, has been filed with the U.S. Securities and Exchange Commission (“SEC”), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to Our Fixed Account, unless otherwise noted, and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of 50 investment divisions at any one time among the sixty-three investment divisions shown on the following page (some restrictions may apply). The mutual fund portfolios are part of the following series funds or trusts:

•	AIM Variable Insurance Funds (Invesco	•	Lord Abbett Series Fund, Inc.
Variable Insurance Funds)
•	Alger Portfolios	•	MFS® Variable Insurance TrustSM
•	American Century Variable Portfolios, Inc.	•	Neuberger Berman AMT Portfolios
•	Calvert Variable Series, Inc.	•	PIMCO Variable Insurance Trust
•	Fidelity® Variable Insurance Products Initial	•	Rydex Variable Trust
Class, and Service Class 2
•	Goldman Sachs Variable Insurance Trust	•	Van Eck VIP Trust
•	JP Morgan Insurance Trust

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.
The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

National Advantage Variable Annuity

	SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
		33.	Invesco V.I. Financial Services Fund[2]
1.	Alger Capital Appreciation Portfolio
		34.	Invesco V.I. Global Health Care Fund[3]
2.	Alger Large Cap Growth Portfolio
3.	Alger Mid Cap Growth Portfolio	35.	Invesco V.I. Technology Fund[4]
4.	American Century VP Balanced Fund	36.	Invesco V.I. Utilities Fund[5]
5.	American Century VP Capital Appreciation Fund	37.	JPMorgan Insurance Trust Core Bond Portfolio
6.	American Century VP Income & Growth Fund	38.	JPMorgan Insurance Trust Small Cap Core Portfolio
7.	American Century VP Inflation Protection Fund	39.	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
8.	American Century VP International Fund	40.	Lord Abbett Series Fund, Inc. International Portfolio
9.	American Century VP Large Company Value Fund	41.	Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
10.	American Century VP Mid Cap Value Fund	42.	MFS® VIT Growth Series
11.	American Century VP Ultra® Fund	43.	MFS® VIT Investors Trust Series
12.	American Century VP Value Fund	44.	MFS® VIT New Discovery Series
13.	Calvert VS Social Equity Portfolio	45.	MFS® VIT Research Series
14.	Calvert VS Social Mid Cap Growth Portfolio	46.	Neuberger Berman AMT Mid-Cap Growth Portfolio
15.	Fidelity VIP Asset Manager: Growth® Portfolio	47.	Neuberger Berman AMT Regency Portfolio
16.	Fidelity VIP Asset ManagerSM Portfolio	48.	Neuberger Berman AMT Small-Cap Growth Portfolio

17.	Fidelity VIP Balanced Portfolio	49.	PIMCO VIT High Yield Portfolio
18.	Fidelity VIP Contrafund® Portfolio	50.	PIMCO VIT Low Duration Portfolio

19.	Fidelity VIP Equity-Income Portfolio	51.	PIMCO VIT Real Return Portfolio
20.	Fidelity VIP Growth & Income Portfolio	52.	PIMCO VIT Total Return Portfolio
21.	Fidelity VIP Growth Opportunities Portfolio	53.	Rydex VT All-Cap Opportunity Fund[6]
22.	Fidelity VIP Growth Portfolio	54.	Rydex VT Government Long Bond 1.2x Strategy Fund

23.	Fidelity VIP High Income Portfolio	55.	Rydex VT Inverse Government Long Bond Strategy Fund
24.	Fidelity VIP Index 500 Portfolio	56.	Rydex VT Inverse NASDAQ-100® Strategy Fund
25.	Fidelity VIP Investment Grade Bond Portfolio	57.	Rydex VT Inverse S&P 500 Strategy Fund
26.	Fidelity VIP MidCap Portfolio	58.	Rydex VT Nova Fund
27.	Fidelity VIP Money Market	59.	Rydex VT NASDAQ-100® Fund
28.	Fidelity VIP Overseas Portfolio	60.	Rydex VT U.S. Government Money Market Fund
29.	Fidelity VIP Value Strategies Portfolio	61.	Van Eck VIP Global Bond Fund[6]
30.	Goldman Sachs VIT Large Cap Value Fund[1]	62.	Van Eck VIP Emerging Markets Fund[7]
31.	Goldman Sachs VIT Mid Cap Value Fund	63.	Van Eck VIP Global Hard Assets Fund[8]
32.	Goldman Sachs VIT Structured Small Cap Equity Fund

[1]Formerly Goldman Sachs VIT Growth and Income Fund		[5] Formerly AIM V.I. Utilities Fund
[2] Formerly AIM V.I. Financial Services Fund		[6] Formerly Van Eck Worldwide Bond Fund
[3] Formerly AIM V.I. Global Health Care Fund		[7] Formerly Van Eck Worldwide Emerging Markets Fund
[4] Formerly AIM V.I. Technology Fund		[8] Formerly Van Eck Worldwide Hard Assets Fund

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

DEFINITIONS	9
SUMMARY	13
FEATURES OF NATIONAL ADVANTAGE VARIABLE ANNUITY	13
Your Accumulation Value	13
Your “Free Look” Right	14
Flexible Premium Payments	14
Investment Choices	14
Transfers	15
Frequent or Disruptive Transfers	15
Surrenders	16
Administrative Procedures	16
Risk of Increases in Fees and Charges	17
Death Benefit	17
Optional Riders	18
FEE TABLE	18
Periodic Charges Other Than Portfolio Expenses	19
Range of Annual Operating Expenses for the Portfolios[1]	20
EXPENSE EXAMPLES	20
FINANCIAL INFORMATION	21
CHARGES AND FEES	21
Surrender Charge	21
Mortality and Expense Risk Charge	21
Annual Maintenance Fee	21
Transfer Fee	22
Premium Taxes	22
Loan Charge (TSA Contracts Only)	22
Optional Rider Charges	22
ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE	22
SUITABILITY OF THE CONTRACTS	22
OTHER PRODUCTS	22
INQUIRIES AND CORRESPONDENCE	23
STATE VARIATIONS	23
OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS	24
The Funds	24
Investment Policies Of The Funds’ Portfolios	25
ASSET ALLOCATION PROGRAM	37
General	37
The Asset Allocation Models	37
Selecting an Asset Allocation Model	38
Periodic Updates of Asset Allocation Models and Notices of Updates	39
Availability of the Portfolios	31
AMOUNTS IN OUR SEPARATE ACCOUNT	31
WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT	32
OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT	32
THE FIXED ACCOUNT	33
DETAILED INFORMATION ABOUT THE CONTRACT	34
REQUIREMENTS FOR ISSUANCE OF A CONTRACT	34
FREE LOOK	35
TAX-FREE “SECTION 1035” EXCHANGES	35
PREMIUM PAYMENTS	36
Allocation of Premium Payments	36
Changing Your Premium Allocation Percentages	36
Fixed Account Limitations	36
YOUR ACCUMULATION VALUE	40
Transfers of Accumulation Value	40
TRANSFER LIMITATIONS	41
SURRENDERS	43
FREE SURRENDER AMOUNT	45
Partial Waiver of Surrender Charge – Charitable Remainder Trust Endorsement	45
SYSTEMATIC WITHDRAWALS	45
LOANS	46
DOLLAR COST AVERAGING	48
Fixed Account Dollar Cost Averaging (“Fixed Account DCA”)	49
PORTFOLIO REBALANCING	50
FIXED ACCOUNT EARNINGS SWEEP PROGRAM	50
OPTIONAL RIDERS	51

Bonus Credit Rider	51
Minimum Premium Rider	52
Guaranteed Minimum Death Benefit (GMDB)	52
Higher Education Rider	52
Estate Planning Rider	52
Surrender Charge Rider	53
Guaranteed Minimum Withdrawal Benefit Rider (GMWB)	54
Asset Allocation Models	57
Guaranteed Income 5 Rider	61
Guaranteed Income Select Rider	68
Mutually Exclusive Riders	72
DEATH BENEFIT	72
PAYMENT OF DEATH BENEFITS	73
CHARGES, FEES AND DEDUCTIONS	74
SURRENDER CHARGES ON SURRENDERS	74
MORTALITY AND EXPENSE RISK CHARGE	75
ANNUAL MAINTENANCE FEE	75
OPTIONAL RIDER CHARGES	75
TRANSFER CHARGE	76
Loan Charge (TSA Contracts Only)	77
CHARGES IN THE FUNDS	77
PREMIUM TAXES	77
OTHER TAXES	77
FEDERAL TAX STATUS	77
INTRODUCTION	77
ANNUITY CONTRACTS IN GENERAL	77
Qualified and Nonqualified Contracts	78
Minimum Distribution Rules and Eligible Rollover Distributions	79
Loans	80
Diversification and Distribution Requirements	80
Surrenders – Nonqualified Contracts	80
Multiple Contracts	81
Withholding	81
Annuity Payments	81
Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations	82
Taxation of Death benefit Proceeds	82
Transfers, Assignments or Exchange of Contracts	82
Possible Tax Law Changes	82
Annuity Purchases by Residents of Puerto Rico	83
Foreign Tax Credits	83
Separate Account Charges	83
MATURITY DATE	83
Electing An Annuity Payment Option	84
Fixed Payment Options	85
Variable Payment Options	85
Payment Options	85
Transfers after Annuitization for Variable Payment Options	86
ADDITIONAL INFORMATION	86
MIDLAND NATIONAL LIFE INSURANCE COMPANY	86
FUND VOTING RIGHTS	86
HOW WE DETERMINE YOUR VOTING SHARES	87
VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES	87
OUR REPORTS TO OWNERS	87
CONTRACT PERIODS, ANNIVERSARIES	88
DIVIDENDS	88
PERFORMANCE	88
CHANGE OF ADDRESS NOTIFICATION	89
MODIFICATION TO YOUR CONTRACT	89
YOUR BENEFICIARY	89
ASSIGNING YOUR CONTRACT	89
WHEN WE PAY PROCEEDS FROM THIS CONTRACT	90
DISTRIBUTION OF THE CONTRACTS	90
REGULATION	91
DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC	91
LEGAL PROCEEDINGS	92
LEGAL MATTERS	92
FINANCIAL STATEMENTS	92
STATEMENT OF ADDITIONAL INFORMATION	93
CONDENSED FINANCIAL INFORMATION	94

APPENDIX I	115
APPENDIX II	117
APPENDIX III	120

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner .

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner , an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the Guaranteed Income Select Rider is elected. The GMIB accumulated value will have the GMIB Income Factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the Guaranteed Income Select Rider. The GMIB income factor equals the base contract’s mortality table and interest rate used in the contract form under “Settlement Options” with an 8-year age set-back. An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the Guaranteed Income Select Rider is issued compounded at a rate of 5% annually until age 85.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit (GMWB) Rider is elected when the contract is issued. If the contract has already been issued, this amount will be the current accumulation value of the contract increased equally by any subsequent premium payments. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB Rider and is reduced by each withdrawal.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the Guaranteed Payment Balance is depleted while the Guaranteed Income 5 Rider is in effect. If the Guaranteed Income 5 Rider is elected at contract issue, the GPA equals the initial GPB times 5%. If the contract has already been issued, this amount equals the current accumulation value of the contract times 5%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the

GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Guaranteed Income 5. The GPB cannot be withdrawn in a lump sum. If the Guaranteed Income 5 Rider is elected at contract issue, the GPB equals the initial premium payment. If the contract has already been issued, this amount equals the current accumulation value of the contract. The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner ) while the Guaranteed Income 5 Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this rider has reached age 65. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract, on which income payments will begin. The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant’s 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial guaranteed amount that will be available for withdrawal each contract year until the guaranteed amount is depleted if the Guaranteed Minimum Withdrawal Benefit Rider is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the payment amount.

Principal Office means where You contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)
Fax: (866) 270-9565 (toll-free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender less any surrender charge, premium tax, annual maintenance fee and any outstanding loan and loan interest.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company. “You” and “Your” mean the owner of the contract. We refer to the person who is covered by the contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract and the SAI for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF NATIONAL ADVANTAGE VARIABLE ANNUITY

The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted from Your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See “Suitability of the Contracts” on page 22 for more detailed information

Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this contract:

(a)	if You are looking for a short-term investment; or
(b)	if You cannot risk getting back less money than You put in.

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your Accumulation Value

Your accumulation value depends on:

  the amount and frequency of premium payments,

  the selected portfolio’s investment experience,

  interest earned on amounts allocated to the Fixed Account,

  partial surrenders, and

  charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.

Your “Free Look” Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less any credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations (see “Free Look” on page 35 for more details).

Flexible Premium Payments

You may pay premiums whenever You want prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000. In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). If you select any or all of the optional riders available under this contract, the maximum amount of premium is limited to $1,000,000.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account available under this contract or to Our Fixed account (unless otherwise noted), which pays interest at a declared rate, or to a combination of these options. However, You may not have Your accumulation value allocated to more than 50 investment divisions including the Fixed Account at any one time.

If You select the Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. If You choose to invest any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time, the Guaranteed Income 5 rider will terminate.

For limitations on premium allocations to the Fixed Account, see “THE FIXED ACCOUNT” on page 33

For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus. (See “Investment Policies Of The Funds’ Portfolios” on page 25 ).

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company. See “Investment Policies Of The Funds’ Portfolios” on page 25 .

We allocate your premiums and investment allocations to the investment divisions you choose. The value of Your contract will fluctuate during the accumulation period depending on the investment options You have chosen. You bear the investment risk of any variable investment option You choose.

Transfers

We currently do not charge You for transfers You make, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds. The amount that You can transfer into the Fixed Account is limited. See “THE FIXED ACCOUNT” on page 33 for details. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include:

(1)

dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)

an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

(3)	increased brokerage and administrative expenses.

The Rydex portfolios are designed for and affirmatively permit frequent and short-term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 45 ). (Your retirement plan may restrict surrenders.)

You may withdraw up to 10% of Your net premiums (premiums paid less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. (See “Free Surrender Amount” on page 45 ). However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium (premiums paid) payments without incurring a surrender charge in each contract year (We reserve the right to change this practice). Also by current Company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed.

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.

A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See “Surrender Charges on Surrenders” on page 74 , “FEDERAL TAX STATUS” on page 77 , and “Electing An Annuity Payment Option” on page 84 .) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law. For certain surrenders, a signature guarantee may be required.

Partial Waiver of Surrender Charge – Charitable Remainder Trust.

This benefit provides for a potential increase in the free surrender amount allowed once each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender, however, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process Your request at the accumulation unit value next determined after You have met all administrative requirements.

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

  national and state banks;

  savings banks and savings and loan associations;

  securities brokers and dealers; and

  credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The National Advantage Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required, (b) net premiums, less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant or an owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or an owner’s death. Other rules relating to distributions at death apply to qualified contracts.

Optional Riders

You may add various riders to the basic contract. With the exception of the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Income 5 Rider and the Guaranteed Income Select Rider, You must elect these riders on Your contract application. For detailed information on these riders, please see “OPTIONAL RIDERS” on page 51 . We deduct a daily charge for each optional rider against Your Separate Account accumulation value. Charges for these optional riders are in addition to the charges for the basic contract (stated in the FEE TABLE on page 18 ). The investment divisions’ accumulation unit values reflect these charges. Some riders cannot be elected in concert with other riders. See “Mutually Exclusive Riders” on page 72 .

  Bonus Credit Rider

  Minimum Premium Rider

  Guaranteed Minimum Death Benefit Rider

  Higher Education Rider

  Estate Planning Rider

  Surrender Charge Rider

  Guaranteed Income Select Rider

  Guaranteed Income 5 Rider

  Guaranteed Minimum Withdrawal Benefit Rider

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction	Charge
Expenses
Sales Load Imposed on Purchase	None
Maximum Surrender Charge (as a	7.00%
percentage of premiums withdrawn)
Transfer Fee	$0-$15[1]
Maximum TSA Net Loan Interest	2.0%
Annual Rate* (of amount in loan
account)

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the Fixed Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

	Guaranteed	Current
	Maximum	Charge
Annual Maintenance Fee[2]	$60	$30

Separate Account Annual Expenses (as a percentage of average accumulation value)

Mortality and Expense Risk Charge	0.95%	0.95%
Optional Rider Charges:
Guaranteed Minimum Withdrawal Benefit Rider Charge
Conservative Asset Allocation Model	0.10%[3]	0.10%
Moderate-Conservative Asset Allocation Model	0.20%[3]	0.20%
Moderate Asset Allocation Model	0.40%[3]	0.40%
Moderate-Aggressive Asset Allocation Model	0.75%[3]	0.75%
Aggressive Asset Allocation Model	1.20%[3]	1.20%
Guaranteed Income 5 Rider Charge[4]	0.75%	0.75%
Guaranteed Income Select Rider Charge	1.00%	0.85%
Bonus Credit Rider Charge	0.70%	0.60%
Minimum Premium Rider Charge	0.50%	0.25%
Guaranteed Minimum Death Benefit Rider Charge	0.75%	0.50%
Higher Education Rider Charge	4.00%	0.95%
Estate Planning Rider Charge	0.75%	0.35%
Five-Year Surrender Charge Rider Charge	0.45%	0.25%
Three-Year Surrender Charge Rider Charge	0.55%	0.35%
Zero Year Surrender Charge Rider Charge	0.70%	0.50%
Total Separate Account Expenses with the Highest
Optional Charges[5]	7.65%	3.60%

1 We reserve the right to impose a $15 charge for each transfer after the twelfth (12th) transfer in a contract year.

2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment of less than $50,000. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.33% (based on the maximum $60 charge) or 0.16% (based on the current $30 charge) based on the average accumulation value of $18,210 as of 12/31/08.

3The guaranteed maximum charge for the Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See “Guaranteed Minimum Withdrawal Benefit Rider (GMWB) ” on page 54 .

4The guaranteed maximum charge for the Guaranteed Income 5 Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit. See “Guaranteed Income 5 Rider ” on page 61 .

5The highest possible combination of Rider Charges is for all Riders except for the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed Income Select or Estate Planning Riders. The Guaranteed Income 5 Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed Income 5 or the Higher Education Riders.

For information concerning compensation paid for the sale of contracts, see “Distribution Of The Contracts” on page 90 .

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2009 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution, and/or	0.29%	1.70%
service (12b-1) fees and other expenses)

1The portfolio expenses used to prepare this table were provided to Us by the Fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2008. Current or future expenses may be higher or lower than those shown.

EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2008).

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: All optional riders are elected (except the Surrender Charge, GMWB, Guaranteed Income 5, and Guaranteed Income Select Riders*; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
1	3	5	10
Year	Years	Years	Years
$1,614	$3,354	$4,837	$7,874

(2) If You do NOT surrender Your contract:
1	3	5	10
Year	Years	Years	Years
$984	$2,814	$4,477	$7,874

*These riders cannot be elected in combination with other riders that result in higher total charges.

National Advantage Variable Annuity

Example 2: No optional riders are elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
1	3	5	10
Year	Years	Years	Years
$773	$985	$1,129	$1,685

(2) If You do NOT surrender Your contract:
1	3	5	10
Year	Years	Years	Years
$143	$445	$769	$1,685

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

FINANCIAL INFORMATION

Our financial statements and financial statements for the Separate Account are in the SAI. You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account begins at page 94 .

CHARGES AND FEES

Surrender Charge

Sales charges are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal. (See “Surrender Charges on Surrenders” on page 74 .)

Mortality and Expense Risk Charge

We deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract. (See “Mortality and Expense Risk Charge” on page 75 .)

Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans and for contracts with net premiums of $50,000 or more on the contract anniversary. (See “CHARGES, FEES AND DEDUCTIONS” on page 74 .)

Transfer Fee

There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See “Premium Taxes” on page 77 ).

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2% annually.

Optional Rider Charges

We deduct an additional fee for each optional rider You select. For a list of these charges, see “FEE TABLE” on page 18 .

ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone : (877) 586-0240 (toll-free)
Fax : (866) 270-9565 (toll-free)

You currently should send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Thursday, and 7:30 a.m. and 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive that day’s price. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our

Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS

The “Separate Account” is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract (some restrictions may apply).

The Funds

Each of the 63 portfolios available under the contract is commonly called a mutual fund. Each one is a “series” of one of the following open-end diversified investment companies:

•	AIM Variable Insurance Funds (Invesco	•	Lord Abbett Series Fund, Inc.
Variable Insurance Funds)
•	Alger Portfolios	•	MFS® Variable Insurance TrustSM
•	American Century Variable Portfolios, Inc.	•	Neuberger Berman AMT Portfolios
•	Calvert Variable Series, Inc.	•	PIMCO Variable Insurance Trust
•	Fidelity® Variable Insurance Products	•	Rydex Variable Trust
•	Goldman Sachs Variable Insurance Trust	•	Van Eck VIP Trust
•	JP Morgan Insurance Trust

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses and in the fund’s Statements of Additional Information. You should read the funds’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing. The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)
Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio’s objectives and policies affect its returns and risks. Each investment division’s performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

Portfolio	Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Financial Services	The Funds investment objective is long-term growth of capital. The
Fund – Series I Shares (Formerly	Fund invests, under normal circumstances, at least 80% of net assets
AIM V.I. Financial Services	(plus borrowings for investment purposes) in securities of issuers
Fund)	engaged primarily in the financial services-related industries.
Invesco V.I. Global Health Care	The Funds investment objective is long-term growth of capital. The
Fund – Series I Shares (Formerly	Fund invests, under normal circumstances, at least 80% of net assets
AIM V.I. Global Health Care	(plus borrowings for investment purposes) in equity securities of
Fund)	health care industry issuers.
Invesco V.I. Technology Fund –	The Fund seeks to meet its objective by investing, normally, at least
Series I Shares (Formerly AIM	80% of its assets in equity securities of issuers engaged primarily in
V.I. Technology Fund)	technology-related industries. Effective July 31, 2010, the preceding sentence will be replaced by the following: The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged in technology-related industries.
Invesco V.I. Utilities Fund – Series	The Fund’s investment objective is long-term growth of capital and,
I Shares (Formerly AIM V.I.	secondarily, current income. The Fund invests, under normal
Utilities Fund)	circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged in utilities-
related industries.
Alger Portfolios
Alger Capital	Seeks long-term capital appreciation.
Appreciation Portfolio
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.

Portfolio	Objective
American Century Variable Portfolios, Inc.
American Century VP Balanced	Seeks capital growth and current income. Invests approximately 60
Fund	percent of its assets in common stocks and the rest in fixed income securities.
American Century VP Capital	Seeks capital growth.
Appreciation Fund
American Century VP Inflation	Pursues long-term total return using a strategy that seeks to protect
Protection Fund	against U.S. inflation.
American Century VP Income &	Seeks capital growth by investing in common stocks. Income is a
Growth Fund	secondary objective.
American Century VP	Seeks capital growth.
International Fund
American Century VP Large	Seeks long-term capital growth. Income is a secondary objective.
Company Value Fund
American Century VP Mid Cap	Seeks long-term capital growth. Income is a secondary objective.
Value Fund
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP	Seeks long-term capital growth.
Ultra® Fund
Calvert Variable Series, Inc.
Social Equity Portfolio	Seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment and social criteria.
Social Mid Cap Growth Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a
potential for growth.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM	Seeks to obtain high total return with reduced risk over the long term
Portfolio	by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager:	Seeks to maximize total return by allocating its assets among stocks,
Growth®Portfolio	bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks both income and capital growth.
VIP Contrafund®	Seeks long-term capital appreciation.
Portfolio
VIP Equity-Income	Seeks reasonable income. The fund will also consider the potential
Portfolio	for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
Standard & Poor's 500SM Index (S&P 500®).
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities	Seeks to provide capital growth.
Portfolio
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income	Seeks a high level of current income, while also considering growth
Portfolio	of capital.
VIP Index 500	Seeks investment results that correspond to the total return of
Portfolio	common stocks publicly traded in the United States, as represented by the S&P 500.

Portfolio	Objective
VIP Investment Grade Bond	Seeks as high a level of current income as is consistent with the
Portfolio	preservation of capital.
VIP Mid Cap Portfolio	Seeks long term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.
VIP Overseas Portfolio	Seeks long-term growth of capital.
VIP Value Strategies Portfolio	Seeks capital appreciation
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured	Seeks long-term growth of capital.
Small Cap Equity Fund
Goldman Sachs VIT Large Cap	Seeks long-term capital appreciation.
Value Fund (Formerly Goldman
Sachs VIT Growth and Income
Fund)
Goldman Sachs VIT Mid Cap	Seeks long-term capital appreciation.
Value Fund
J P Morgan Insurance Trust
JPMorgan Insurance Trust Core	Seeks to maximize total return by investing primarily in a diversified
Bond Portfolio	portfolio of intermediate- and long-term debt securities.
JPMorgan Insurance Trust Small	Seeks capital growth over the long term.
Cap Core Portfolio
Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income	Seeks long-term growth of capital and income without excessive
Portfolio	fluctuations in market value.
Lord Abbett International Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value	Seeks capital appreciation through investments, primarily in equity
Portfolio	securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trust
MFS® VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Investors Trust Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Research Series	Seeks capital appreciation. The fund’s objective may be
changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid-Cap	Seeks growth of capital.
Growth Portfolio

Portfolio	Objective
Neuberger Berman AMT Regency	Seeks growth of capital.
Portfolio
Neuberger Berman AMT Small-	Seeks long-term growth of capital. The portfolio manager also may
Cap Growth Portfolio	consider a company’s potential for current income prior to selecting it for the fund.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities “junk bonds” rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by
PIMCO to be of comparable quality.
PIMCO VIT Low Duration	Seeks maximum total return consistent with preservation of
Portfolio	capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of
real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Rydex Variable Trust
Rydex VT Government Long Bond	Seeks to provide investment results that correspond to a benchmark
1.2x Strategy Fund	for U.S. Government securities. The Fund’s current benchmark is
120% of the price movement of the Long Treasury Bond. The Long
Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long
Treasury Bond is based on the daily price of the most recently issued
Long Treasury Bond.
Rydex VT Inverse Government	Seeks to provide total returns that inversely correlate to the price
Long Bond Strategy Fund	movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S.
Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.
Rydex VT Inverse NASDAQ-100®	Seeks to provide investment results that match the performance of a
Strategy Fund	specific benchmark. The Fund’s current benchmark is the inverse
(opposite) of the performance of the NASDAQ 100 Index®.
Rydex VT Inverse S&P 500	Seeks to provide investment returns that inversely correlate to the
Strategy Fund	daily performance of the S&P 500® Index.

Portfolio	Objective
Rydex VT Nova Fund	Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index.
Rydex VT NASDAQ-100® Fund	Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund’s current benchmark is the
NASDAQ 100 Index®
Rydex VT All-Cap Opportunity	Seeks to provide long-term capital appreciation.
Fund (Formerly Rydex VT Sector
Rotation)
Rydex VT U.S. Government	Seeks to provide security of principal, high current income, and
Money Market Fund*	liquidity.
Van Eck VIP Trust
Van Eck VIP Global Bond Fund	Seeks high total return—income plus capital appreciation—by
(Formerly Van Eck Worldwide	investing globally, primarily in a variety of debt securities.
Bond Fund)
Van Eck VIP Emerging Markets	Seeks long-term capital appreciation by investing primarily in equity
Fund (Formerly Van Eck	securities in emerging markets around the world.
Worldwide Emerging Markets
Fund)
Van Eck VIP Global Hard Assets	Seeks long-term capital appreciation by investing primarily in “hard
Fund (Formerly Van Eck	asset” securities. Income is a secondary consideration. Hard assets
Worldwide Hard Assets Fund)	consist of precious metals, natural resources, real estate and commodities.

*During periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

**This Investment Division was closed to new investors as of June 15, 2007. If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

Invesco Advisors, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Fred Alger Management, Inc. manages the Alger Portfolios. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc. Calvert Asset Management Company, Inc. manages and Atlanta Capital Management Company, LLC and New Amsterdam Partners LLC are sub-advisers to the Calvert Variable Series, Inc. Portfolios. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. JPMorgan Investment Management, Inc. manages the JPMorgan Insurance Trust. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS® Investment Management manages the MFS® Variable Insurance TrustSM. Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Security Global Investors manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 transfer fee will be assessed (see “Transfers of Accumulation Value” on page 40 ).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for this type of mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds. We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay the advisory fees provided We have received documentation from You and Your adviser. If the registered investment adviser payments exceed the 10% penalty free amount, surrender charges are applied on the withdrawal amount that exceeds the 10% penalty free amount. This does not constitute Us providing investment advice. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 77.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

ASSET ALLOCATION PROGRAM

The following is a general description of the asset allocation program available under the contract/policy. A complete description of each model is available in the consumer brochure for the asset allocation program.

General

Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors. You can elect one of these models or create Your own “self-directed” portfolio.

The asset allocation models available are not offered by this prospectus and are not part of Your contract/policy. Asset allocation models are a separate service We make available in connection with the contract/policy at no additional charge to You, to help You select investment options. Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal. For Your contract/policy, the asset allocation models can help with decisions You need to make about how to allocate Your contract/policy fund among available subaccounts (and their corresponding portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program. Your contract may still lose money and experience volatility.

The Asset Allocation Models

There are five asset allocation models currently available. All of the models involve some degree of investment risk, including the risk of investment losses.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment. However, even this model involves some risk of investment loss.

Moderate Conservative – Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

Selecting an Asset Allocation Model

An asset allocation model will be suggested based on Your responses to a risk tolerance questionnaire that seeks to measure Your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, You will need to complete the questionnaire. Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason. Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons. There is no fee to change to a different model.

If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National. Upon election of a model, You will be provided with a packet of information that includes the following information:

  Sammons Advisor Services Client Agreement — 2 copies

  Midland National Authorization Form for Sammons Advisor Services

  Instructions on how to complete and submit the above referenced forms

  Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc.

  Sammons Advisor Services Privacy Notice

Upon completion of the forms, Sammons Advisor Services, will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models. Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models. From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

It is Your responsibility to select or change Your model. Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective. If You do not wish to have Your policy fund reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change. If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models. However, if You have purchased an optional rider that limits Your investment options, and You opt out of a change or You make any reallocation of policy fund or premium independent of a model reallocation communication from Midland National then the rider will terminate unless You reallocate to another designated allocation option(s) or another model portfolio permitted for use with Your rider as described in section Asset Allocation Models on page 57 and in the rider form attached to your policy.

If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your policy fund or future premium outside of these models, Your policy fund will become a self-directed portfolio on the date the change becomes effective.

If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions. You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect. If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

For more information about Sammons Advisor Services and its role as investment advisor for the asset allocation models, please see the Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc., which is available to You at no charge. This document contains information required by Part II of its Form ADV, which is the SEC investment advisor registration form. Your representative can provide You with this disclosure brochure or You can request a copy by writing to Sammons Advisor Services, Variable Annuity, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or by calling 866-270-9564.

If You do not elected to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your policy fund and future premiums will not be reallocated to the new model. You policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

Midland National may perform certain administrative functions on behalf of our affiliate, Sammons Advisor Services, including but not limited to communication regarding their recommendations and services on their behalf; however, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners. Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day,

We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of between 0.95% (for the basic contract only) and up to 3.60% currently (if You elect the most expensive available combination of the optional riders). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

  add investment divisions to, or remove investment divisions from Our Separate Account;

  combine two or more divisions within Our Separate Account;

  withdraw assets relating to Our variable annuities from one investment division and put them into another;

  eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

  end the registration of Our Separate Account under the Investment Company Act of 1940;

  operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

  operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% per year minus any surrender charges, partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Any amounts in the Fixed Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

If You choose the zero year surrender charge period, access to the Fixed Account is restricted.

You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected. After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate. Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

  allocating net premiums,

  transferring amounts from the investment divisions, or

  earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount.

Currently, We do not limit the amount You can allocate to the Fixed Account. However, We reserve the right to limit the amount that, over the contract’s life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 3% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to “Transfer Limitations” below). Generally, the total amount transferred out of the fixed account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program that occur over a period of 12 or more months.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. The sale must take place through a representative who is licensed and registered to sell the contract. The maximum issue age for the contract is 85. In addition, the maximum Owner’s age at issue is 85.

If your application is complete and in good order (see “Administrative Procedures” on page 16 ), then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

Election of the Minimum Premium Rider would allow for a lower initial premium payment for non-qualified contracts. This rider is available for an additional fee. See “Minimum Premium Rider” on page 52 .

FREE LOOK

You may cancel your contract within your 30-day Free Look period. We deem the Free Look period to expire 30 days after You have received Your contract. Some states and situations may require a longer Free Look period. To cancel Your contract, You need to return Your contract to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

1.	The accumulation value (which may be more or less than the premium payments You paid) less premium bonus credits, if any, or
2.	If greater and required by Your state, the original amount of Your premium payment.

TAX-FREE “SECTION 1035” EXCHANGES

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

PREMIUM PAYMENTS

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. Premium payments will be credited as of the end of the valuation period in which they are received by Us. Investments after the initial premium payment may be made at any time up to the maturity date, so long as the annuitant is living. We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler’s checks, money orders, for example). We reserve the right to accept or reject any form of payment.

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract’s application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions including the Fixed Account. In certain states, allocations to and transfers from the Fixed Account are not permitted.

You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

If You select the optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, in the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See “Dollar Cost Averaging” on page 48 ).

Fixed Account Limitations

You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected. After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate. Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value will vary daily to reflect the investment performance of the investment division(s) You select and any interest credited to Your allocations in the Fixed Account, any premium payments, partial withdrawals, surrenders, loans, withdrawals, and charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, partial withdrawals, surrenders, and transfers) on Your accumulation value in the Fixed Account.

There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division’s performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date, unless otherwise noted. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If You select the Guaranteed Minimum Withdrawal Benefit (“GMWB”) Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. The Fixed Account Earnings Sweep program is not available as long as the GMWB rider is in inforce.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not transfer any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time or the Guaranteed Income 5 Rider will terminate.

If You select the zero year surrender charge period, You cannot transfer Your accumulation value to the Fixed Account.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the new York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see “Inquiries And Correspondence” on page 23 . For limitations on transfers to and from the Fixed Account, see “THE FIXED ACCOUNT” on page 33 .

After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the contracts, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as Rydex portfolios). However, We offer other variable annuity contracts that also offer those portfolios but do not apply market timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your accumulation value to the investment divisions that invest in the Rydex portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original ‘wet’ contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our

Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. In some cases, ‘good order’ requires a signature guarantee. See “Administrative Procedures” on page 16 . We may defer payment for more than seven days only when:

  trading on the New York Stock Exchange is restricted as defined by the SEC;

  the New York Stock Exchange is closed (other than customary weekend and holiday closing);

  an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable; or

  for such other periods as the SEC may by order permit for the protection of owners. See “When We Pay Proceeds From This Contract” on page 90 .

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See “CHARGES, FEES AND DEDUCTIONS” on page 74 .

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Withdrawals may be restricted under certain qualified contracts. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) contract comply with applicable tax requirements before we process your request. You should consult with and rely on Your tax advisor before making a surrender. See “FEDERAL TAX STATUS” on page 77 .

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant’s spouse. This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. See “FEDERAL TAX STATUS” on page 77 .

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

FREE SURRENDER AMOUNT

You may withdraw up to 10% of Your net premiums (premiums paid less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium (premiums paid) payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed. The value of 10% of the gross premiums is determined on the date of the first withdrawal. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See “FEDERAL TAX STATUS” on page 77 .)

If You have the optional Guaranteed Minimum Withdrawal Benefit Rider, amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If You have the optional Guaranteed Income 5 Rider, amounts withdrawn up to the guaranteed payment amount (GPA) or lifetime payment amount (LPA) are considered a penalty free withdrawal. If the payment amount, GPA, or LPA exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount, GPA, or LPA. If the payment amount, GPA or LPA exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the payment amount, GPA or LPA.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay the advisory fees provided We have received documentation from You and Your adviser. If the registered investment adviser payments exceed the 10% penalty free amount, surrender charges are applied on the withdrawal amount that exceeds the 10% penalty free amount. This does not constitute Us providing investment advice. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 77.

Partial Waiver of Surrender Charge – Charitable Remainder Trust Endorsement

This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant or an owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. Each request for withdrawal amounts of less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See “Surrender Charges on Surrenders” on page 74 ). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums).

Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner’s gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b). Prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan. However, if You have elected the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed:

1.	The accumulation value, minus
2.	Any applicable surrender charges, minus
3.	Any outstanding prior loans, minus
4.	Loan interest to the end of the next contract year.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the fixed account minimum interest rate of 3% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.

DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

In addition, You cannot use the DCA program with the Fixed Account if You select the zero year surrender charge option or the Guaranteed Income 5 Rider.

This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:

  the DCA source account from which transfers will be made,

  that any money received with the form is to be placed into the DCA source account,

  the total monthly or quarterly amount to be transferred to the other investment divisions, and how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24-month period by providing Us with written authorization at the end of each 24-month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month’s notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging (“Fixed Account DCA”)

At the time of Your application, You may elect one of two Fixed Account DCA programs. However, if You elect the Guaranteed Minimum Withdrawal Benefit (“GMWB”) Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the Guaranteed Income 5 rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums may earn a higher rate of interest than is currently credited to the Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelvemonth period beginning on the issue date. Transfers will occur each month over the twelvemonth period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the portfolio rebalancing option by sending You one month’s notice. Contact Us at Our Principal Office to elect the portfolio rebalancing option.

If You elect the Guaranteed Minimum Withdrawal Benefit Rider, Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation on each contract anniversary. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

There is no charge for portfolio rebalancing and a portfolio rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect Guaranteed Income 5 Rider, as 100% of Your accumulation value must be in the Separate Account investment divisions, and is not available with the optional Guaranteed Minimum Withdrawal Benefit Rider, as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider, and is not available if you select the Zero Year Surrender Charge Rider option. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account earnings sweep program may not be available in all states. Your state of issue will determine if The Fixed Account earnings sweep program is available on Your contract.

There is no charge for Fixed Account earnings sweeps program and a Fixed Account earnings sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

OPTIONAL RIDERS

There are several optional riders available under this contract for an additional charge. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider.

Since some optional riders cannot be terminated once elected, You should select Your options carefully. Most of the riders can only be elected when you buy the contract. Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Bonus Credit Rider

At the time of Your application, You may choose the Bonus Credit Rider that will add a credit of 4% to Your premium payments received during the first contract year. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.60% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We deduct the daily charge against Your Separate Account accumulation value only during the first seven contract years. We expect to profit from this charge. Electing a Bonus Credit Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Bonus Credit Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with the rider in the first seven contract years, the charges for this rider may exceed the benefit.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will continue to be assessed against the Separate Account accumulation value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year. Over time, the value of the bonus may be more than offset by the higher charges associated with the bonus credit.

If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

The Bonus Credit Rider cannot be elected in combination with the Surrender Charge Rider or the Guaranteed Income 5 Rider.

Minimum Premium Rider

At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the Minimum Premium Rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.

Guaranteed Minimum Death Benefit (GMDB)

At the time of application You may select this rider. If You elect the Guaranteed Minimum Death Benefit Rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (On a guaranteed basis, this is limited to an additional 100% of premiums minus adjustments for any partial surrenders. However by current Company practice this limit will be 100% of premiums. This is not guaranteed.) less any outstanding loan and loan interest or the accumulation value less any outstanding loan and loan interest when We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required. The maximum issue age for this rider is age 75. In addition, the maximum Owner’s age at issue is 75. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.

Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Higher Education Rider

At the time of application, You may select the Higher Education Rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract (if any). This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the seventh contract anniversary and before the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. There is currently a charge of 0.95% per year against Your Separate Account accumulation value for this optional rider (the maximum charge is 4.00% per year). If You select this rider, the charge is deducted for the life of the contract, even if You never request a withdrawal for higher education. You would pay this charge even during periods when the rider would not pay a benefit (because there is no gain). Subject to state availability, You can terminate this rider at any time by sending a written request to Our Principal Office.

This rider may not be elected in combination with the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Income 5 Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

Estate Planning Rider

At the time of the application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the base contract’s gain (accumulation value less net premiums) in the contract (if any) that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums.

This death benefit is calculated when We receive due proof of death. The maximum issue age for this rider is age 75. In addition, the maximum Owner’s age at issue is 75. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum charge is 0.75% per year). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider. This extra death benefit applies only to the base contract’s death benefit, and does not apply to any benefit under the Guaranteed Minimum Death Benefit Rider. This rider is not available on a qualified contract.

This rider may not be elected in combination with the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider.

Surrender Charge Rider

If You elect this rider on Your application, You have several choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to one of three different shorter periods: five years, three years, or none (no surrender charge). There is an extra charge for this rider as noted in the “FEE TABLE” on page 18 . The amount of the charge depends on which shorter period You choose, as indicated below. The charge for this rider is a percentage of the average daily accumulation value, and the charge remains in effect until the Contract is terminated. If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You can elect this rider only when You purchase the Contract, (on Your application).

This rider cannot be elected in combination with the Bonus Credit Rider or the Higher Education Rider.

Five-Year Surrender Charge Period:

The schedule for the five-year surrender charge period is as follows:

Length of Time From	With Rider –	Without Rider –
Premium Payment	Surrender Charge	Surrender Charge
Number of Years)	Percentage (as a	Percentage (as a
	percentage of premium	percentage of premium
	payment withdrawn)	payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	5%	5%
4 – 5	4%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period

The schedule for the three-year surrender charge period is as follows:

Length of Time From	With Rider –	Without Rider –
Premium Payment	Surrender Charge	Surrender Charge
Number of Years)	Percentage (as a	Percentage (as a
	percentage of premium	percentage of premium
	payment withdrawn)	payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period

Length of Time From	With Rider –	Without Rider –
Premium Payment	Surrender Charge	Surrender Charge
Number of Years)	Percentage (as a	Percentage (as a
	percentage of premium	percentage of premium
	payment withdrawn)	payment withdrawn)
Less than one	0%	7%
1 – 2	0%	7%
2 – 3	0%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The “zero year” surrender charge period means there is no surrender charge, even in the first contract year. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit Rider (GMWB), We guarantee that You can withdraw the payment amount each year until the guaranteed amount is depleted regardless of investment performance. The payment amount is 7% of the initial guaranteed amount. The initial guaranteed amount is equal to the initial premium payment if the rider is elected when the contract is issued, or the accumulation value when the rider is later elected. It is increased equally by subsequent premium payments and reduced by each withdrawal. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB rider.

The payment amount will increase with each premium payment by 7% times the premium payment and may be reduced if withdrawals within a year exceed the payment amount. If the GMWB Rider is elected with the Bonus Credit Rider, the guaranteed amount will reflect the premium bonus. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense risk charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the “FEE TABLE” on page 18 .

If You choose not to take withdrawals under the GMWB rider, We will not refund the charges collected for this benefit.

Appreciation of your accumulation value due to positive investment performance will not cause an increase in your guaranteed amount or payment amount.

You should consider the GMWB Rider if you are interested in predictable withdrawals that will guarantee the return of your principal while participating in the market.

You might not want the GMWB rider if:

  You plan on taking withdrawals in excess of the payment amount in any year because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by this rider.

  You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero while the guaranteed amount is still positive.

Things to Consider Regarding the Guaranteed Minimum Withdrawal Benefit Rider:

  You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever. (The rider charge may change over time, but will not exceed the guaranteed maximum rider charge noted in the Fee Table. The guaranteed maximum rider charge applies only to the initial purchase of the rider and will not apply if You transfer to a new asset allocation model.) We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.

  We have designed this rider for You to take withdrawals each contract year that are less than or equal to the payment amount.

  You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.

  Because the benefit under this rider is accessed through regular withdrawals that do not exceed the payment amount, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.

  This rider is subject to certain investment restrictions. You must allocate all of You accumulation value to one of the five asset allocation models to elect this rider. You may not allocate any money to the Fixed Account. You should determine whether these investment restrictions are suited for Your financial needs and risk tolerance.

  Cumulative withdrawals in any one contract year that exceed the payment amount may reduce the payment amount and the guaranteed amount on greater than a dollar-for-dollar basis.

  Upon the death of the owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected. Spousal continuation allows a surviving spouse, if named the beneficiary, to continue the contract as the new owner. Other circumstances, listed on page 50, will also cause the rider to terminate.

Like all withdrawals, withdrawals under this benefit also:

  reduce Your accumulation value;

  reduce Your death benefit and other benefits;

  may be subject to income taxes and federal tax penalties; and

  may be limited or restricted under certain qualified contracts.

The Company may discontinue offering the GMWB rider at any time.

You may not elect this rider when money is allocated in the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. There is no charge for utilizing the asset allocation models. The asset allocation models are available to You whether or not You elect the GMWB rider.

If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount.

If Your IRS minimum distribution amount exceeds Your payment amount under the GMWB rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon a tax advisor before purchasing the GMWB rider with a qualified contract.

This rider cannot be elected in combination with the Guaranteed Income 5, Guaranteed Income Select, Higher Education or Estate Planning Rider. Even if this rider is elected and then terminated, the Guaranteed Income 5 rider is still not available for election.

You must choose from one of the five asset allocation models listed below if you elect the GMWB rider. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market. The asset allocation models are intended to minimize investment risk. If You are seeking a more aggressive investment strategy, the asset allocation models required in connection with the GMWB Rider may not be appropriate for you. You should consult with Your registered representative to assist You in determining whether these asset allocation models are suited for Your financial needs and risk tolerance.

Asset Allocation Models

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to attempt to gain more safety of his or her investment. If You select this asset allocation model, the charge for the GMWB rider is 0.10%.

The Conservative model is made up of the following percentages:

• 61% Intermediate Bonds

• 13% Cash Equivalents

• 6% Large Cap Value

• 5% High-Yield Bonds

• 5% International Equity

• 4% Large Cap Growth

• 4% Mid Cap Equity

• 2% Hard Assets

Moderate Conservative – Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor’s capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for the GMWB rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:

• 44% Intermediate Bonds

• 8% Cash Equivalents

• 11% Large Cap Value

• 5% High-Yield Bonds

• 11% International Equity

• 8% Large Cap Growth

• 7% Mid Cap Equity

• 3% Small Cap Equity

• 3% Hard Assets

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and investment return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for the GMWB rider is 0.40%.

The Moderate model is made up of the following percentages:

• 33% Intermediate Bonds

• 3% Cash Equivalents

• 14% Large Cap Value

• 4% High-Yield Bonds

• 16% International Equity

• 11% Large Cap Growth

• 10% Mid Cap Equity

• 5% Small Cap Equity

• 4% Hard Assets

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for the GMWB rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:

• 20% Intermediate Bonds

• 18% Large Cap Value

• 3% High-Yield Bonds

• 21% International Equity

• 14% Large Cap Growth

• 13% Mid Cap Equity

• 7% Small Cap Equity

• 4% Hard Assets

Aggressive - The aggressive portfolio is constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher return. If You select this asset allocation model, the charge for this the GMWB is 1.20%.

The Aggressive model is made up of the following percentages:

  5% Intermediate Bonds

  21% Large Cap Value

  27% International Equity

  17% Large Cap Growth

  15% Mid Cap Equity

  10% Small Cap Equity

  5% Hard Assets

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. When this transfer is made, Your accumulation value will automatically rebalance to the new model’s asset allocation percentages. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.

The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount. Contractually, if total withdrawals during a contract year are less than or equal to the payment amount, then the guaranteed amount will decrease by the amount of the withdrawals. By current company practice, if total withdrawals during a contract year are less than or equal to the IRS minimum required distribution amount, then the guaranteed amount will decrease by the amount of the withdrawals. If the total partial withdrawals taken in any one contract year do exceed the payment amount, then the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal on the payment amount are shown in Appendix I on page 115 . The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.

Anything withdrawn up to the payment amount is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.

If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

You cannot carry over any portion of total withdrawals that are less than the payment amount that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the GMWB Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the GMWB Rider.

If you elect the GMWB Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the payment amount during a contract year.

Please note that adding the GMWB Rider will not automatically cancel any existing systematic withdrawals that You have established. You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the payment amount) and the guaranteed amount is positive.

You may elect to “step-up” Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to “step-up” Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the “step-up” option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the “stepped-up” guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. At the time You elect to “step-up”, We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to “step-up” Your guaranteed amount. Before You decide to “step-up”, You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any eligible contract anniversary. You may not exercise the option to “step-up” if Your current guaranteed amount is higher than Your current accumulation value.

If a withdrawal of the payment amount reduces the accumulation value of Your contract to zero, but does not reduce the guaranteed amount to zero, the remaining guaranteed amount will be paid out as an annuity payout option until the guaranteed amount is depleted. While you are receiving the annuity payout option, You may not make additional premium payments. When the last payout is made, Your contract will terminate. It is not clear whether payments made after the contract’s accumulation value is zero will be taxed as withdrawals or as annuity payments. Consult with and rely upon Your tax advisor. See “FEDERAL TAX STATUS” on page 77 for a general description of the taxation of withdrawals and annuity payments.

This rider will terminate:

  upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuance allows the surviving owner's spouse, if named the beneficiary, to continue the contact as the new owner;

  if money is transferred outside any of the five asset allocation models designated by Us ;

  if You discontinue the automatic rebalance feature of this rider on any contract anniversary;

  if You exercise the loan provision;

  if You write to Us requesting termination of the rider; or

  if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so you will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

For examples on how the Optional Guaranteed Minimum Withdrawal Benefit is calculated please see “Appendix I” on page 115 .

Guaranteed Income 5 Rider

If You elect the Guaranteed Income 5 Rider We guarantee that each contract year You may take withdrawals up to an amount equal to the Guaranteed Payment Amount (GPA) until your

Guaranteed Payment Balance (GPB) is depleted, even if Your accumulation value reduces to zero. This rider also provides for an alternate guarantee during the life of the covered person specified under this rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the Lifetime Payment Amount (LPA), even if Your accumulation value and GPB reduce to zero. The

LPA is only available after the covered person has reached age 65.

The initial GPB is the initial premium if the Guaranteed Income 5 Rider is elected when you buy the contract; otherwise it is the accumulation value when you elect the rider. The GPB is increased equally by any subsequent premium payment and reduced by each withdrawal. The GPB is the total amount available for periodic guaranteed withdrawals and is used solely for the purpose of calculating the GPA and LPA under the Guaranteed Income 5 Rider (it is not an accumulation value that can be withdrawn in a lump sum or otherwise).

The initial GPA is 5% of the GPB at rider election, and the GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA. The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person has reached age 65. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

You might not want the Guaranteed Income 5 Rider if:

  You plan on taking withdrawals in excess of the GPA or LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this rider.

  You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.

Things to Consider Regarding the Guaranteed Income 5 Rider:

  You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever. The charge shown on Your contract when the rider is elected is guaranteed for life, unless You elect to “step-up” you GPB. We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.

  We have designed this rider for You to take withdrawals each contract year that are less than or equal to the GPA or LPA.

  You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.

  Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the GPA or LPA, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.

  This rider may in the future be subject to certain investment restrictions. There are currently no investment restrictions in place.

  Cumulative withdrawals in any contract year that exceed the GPA may reduce the GPA and the GPB on greater than a dollar-for-dollar basis. Similarly, cumulative withdrawals in any contract year that exceed the LPA may reduce the LPA on greater than a dollar-for-dollar basis.

  Upon the death of the annuitant or an owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected. Spousal continuation allows a surviving spouse, if named the owner’s primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse.

Like all withdrawals, withdrawals under this benefit also:

  reduce Your accumulation value;

  reduce Your death benefit and other benefits;

  may be subject to income taxes and federal tax penalties; and

  may be limited or restricted under certain qualified contracts.

The Company may discontinue offering the Guaranteed Income 5 Rider at any time.

Anything withdrawn up to the GPA or Lifetime Payment Amount (LPA) is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA.

This rider also provides for an alternate guarantee during the life of the covered person specified under this rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA. The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person under the Guaranteed Income 5 Rider has reached age 65.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you must limit your withdrawals to amounts equal to or less than the LPA each contract year.

The GPA, LPA and GPB can increase by a bonus amount for the first ten years after election of the rider or after the rider is stepped-up. For each contract year in which no withdrawals are taken, a 5% bonus credit will be added to the GPB and could adjust the GPA and LPA. If total withdrawals in any of the first ten contract years exceed the GPA, the bonus credit provision will be terminated and no future bonus credits will be received. Withdrawals taken for the purpose of paying registered investment adviser fees will result in no bonus credit for that contract year.

(Note: The bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.)

This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate of 0.75%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB. This charge is assessed against Your Separate Account accumulation value. If You choose not to take withdrawals under the Guaranteed Income 5 Rider, We will not refund the charges collected for this benefit.

Step-Up Provisions:

You have the option to “step-up” the GPB annually on each contract anniversary. However, You cannot “step-up” the GPB after the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the contract anniversary date. You have 30 calendar days after each contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any contract anniversary. You may not exercise the option to “step-up” if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to “step-up” the GPB. At the time You elect to “step-up,” We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to “step-up” Your GPB. On the day that You notify Us of your election to step-up, Your new rider charge will be determined and We will begin charging You the new rider charge. Before You decide to “step-up,” You should request a current prospectus which will describe the current charge for this benefit.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

(a)	the current GPA before the Step-Up of the GPB; or
(b)	5% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

(a)	the current LPA before the Step-Up of the GPB; or
(b)	5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by company practice, the required minimum distribution amount, then the GPB will be automatically reset to equal the lesser of:

(a)	the contract’s accumulation value after the withdrawal; or
(b)	the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by company practice, the required minimum distribution amount, then the GPA will become the lesser of:

(a)	the GPA prior to the withdrawal; or
(b)	5% multiplied by the greater of:
	1)	the contract accumulation value immediately after the withdrawal; or
	2)	the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by company practice, the required minimum distribution amount, then the LPA will become the lesser of:

(a)	the LPA prior to the withdrawal; or
(b)	5% multiplied by the greater of:
	1)	the contract accumulation value immediately after the withdrawal; or
	2)	the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Guaranteed Income 5 Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Guaranteed Income 5 Rider.

If you elect the Guaranteed Income 5 Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Guaranteed Income 5 Rider will not automatically cancel any existing systematic withdrawals that You have established. Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:

Each time an additional premium is received, the GPA will equal the greater of:

(a)	the current GPA before the premium; or
(b)	the lesser of:
	1)	5% multiplied by the GPB after the premium; or
	2)	the current GPA before the premium plus the premium payment multiplied by 5%.

Each time an additional premium is received, the LPA will equal the greater of:

(a)	the current LPA before the premium; or
(b)	the lesser of:
	1)	5% multiplied by the GPB after the premium; or
	2)	the current LPA before the premium plus the premium payment multiplied by 5%.

Bonus Provisions:

Applies to the first 10 contract years after election of the Guaranteed Income 5 Rider or for 10 contract years after the rider is stepped up. At the end of each contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 5% of the original GPB or the last stepped-up GPB. Withdrawals taken for the purpose of paying registered investment adviser fees will result in no bonus credit for that contract year.

Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:

(a)	the current GPA before the bonus credit; or
(b)	5% multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

(a)	the current LPA before the bonus credit; or
(b)	5% multiplied by the GPB immediately after the bonus credit.

(Note, the bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.) A bonus credit applied under the Guaranteed Income 5 Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:

If the surviving spouse of the Owner or an Annuitant is the covered person and the beneficiary, the surviving spouse can continue to take the GPA amount until the GPB is depleted surviving or the spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the surviving spouse dies.

If the surviving spouse is not the covered person, but is the beneficiary, the surviving spouse can continue to receive the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first and the LPA will be set to zero. However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated. The LPA will be equal to 5% of the GPB at the later of:

a)	The contract anniversary following the day we receive notification of the death of the covered person; or;
b)	The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until the surviving spouse dies.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

Settlement Phase:

When Your Accumulation Value becomes zero and this Rider is still in effect, the Rider will enter its Settlement Phase. The Contract will continue but all other rights and benefits under the Contract, including death benefits, will terminate, additional premiums will not be accepted, and the Rider Cost will not be deducted.

During the Rider’s Settlement Phase, each Contract Year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You. If the settlement payments exceed the LPA, the LPA may be reset. If the Covered Person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the Beneficiary each Contract Year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each Contract Year equal to the LPA during the life of the Covered Person. Upon death of the Covered Person, the settlement payments will cease and this Rider terminates.

See “APPENDIX II” on page 117 for examples of how the Guaranteed Income 5 works.

We reserve the right to restrict investment divisions at any time that the Guaranteed Income 5 Rider is in effect. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions is guaranteed for the life of Your contract.

Under the Guaranteed Income 5 Rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, “allocation requirements). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocations requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days after any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the contract anniversary date. Any transactions that have occurred between the contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum distribution amount exceeds Your payment amount under the Guaranteed Income 5 Rider feature, You will be required to withdraw more than the Guaranteed Income 5 Rider payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB (except as may be permitted under current practice). You should consult with and rely on Your own tax advisor before purchasing the Guaranteed Income 5 Rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any benefit from the Guaranteed Income 5 Rider.

It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract’s accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Income 5 Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 77 for a general description of the taxation of withdrawals and annuity payments.

On the maturity date, You can choose between two options:

1)	annuitize the base contract
2)	continue the Guaranteed Income 5 rider

If You elect to annuitize the base contract, the rider will terminate. If You elect to continue the Guaranteed Income 5 rider, the base contract will terminate and the rider will enter a payout phase where the LPA or GPA will continue to be paid out. The GPA will be paid out until the GPB is depleted or if the LPA is greater than zero, the LPA will be paid out for the life of the covered person.

This rider will terminate:

  upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows the surviving spouse, if named the owner’s beneficiary, to continue receiving the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the surviving spouse (See Spousal Continuance Provision).

  if You write to Us requesting termination of the rider; or

  if You surrender or annuitize Your contract.

If you are alive on the maturity date, but your accumulation value was not reduced to zero, neither You nor your estate will receive any settlement payments under the rider.

We have designed the Guaranteed Income 5 Plus Rider to guarantee the return of your investment and/or protect You from outliving your assets. If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Guaranteed Income 5 Rider provide any cash value buildup to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Guaranteed Income 5 rider may not be elected in combination with the Guaranteed Income Select Rider, Higher Education Rider, GMWB Rider, Bonus Credit Rider or the Estate Planning Rider, or if any money is allocated to the Fixed Account. Even if this rider is elected and then terminated, the GMWB rider is still not available for election

Guaranteed Income Select Rider

If You elect the Guaranteed Income Select Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a guaranteed minimum income benefit (GMIB) if You elect to annuitize Your contract, and, on the 10th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value. You should consider the Guaranteed Income Select Rider if you are interested in guaranteeing your principal with the potential to build Your assets while participating in the market.

You might not want to consider the Guaranteed Income Select Rider if You are interested in receiving payments during the first ten years (or if you plan to take required minimum distributions from Your contract during the first ten years) that the rider is in effect. Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.85% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 10th contract anniversary after this rider has been inforce (and only on this date), Your contract’s accumulation value will be increased to the GMAB if Your contract’s accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment. If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract. If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value.

Things to Consider Regarding the Guaranteed Income Select Rider:

  You will begin paying a rider charge as of the date You elect the rider. The charge shown on Your contract when the rider is elected is guaranteed for the life of Your contract.

  We have designed this rider to serve as a safety net only in the event that your accumulation value significantly declines due to negative investment performance.

  Depending on the performance of Your investment divisions, purchasing this rider may not result in having a higher accumulation value or larger annuity payments.

  Total partial surrenders in any contract year that exceed the 5% reduction level may reduce the GMAB benefit on greater than a dollar-for-dollar basis.

  This rider may be subject to restrictions on investment in certain investment divisions. There are currently no investment division restrictions in place.

  Once elected, this rider cannot be terminated. The rider will only terminate upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner); or if You surrender Your contract.

Like all partial surrenders, partial surrenders under this benefit also:

  reduce Your accumulation value;

  reduce Your death benefit and other benefits;

  may be subject to income taxes and federal tax penalties; and

  may be limited or restricted under certain qualified contracts.

The GMAB on the 10th contract anniversary after this rider has been inforce will equal:

1.	Initial GMAB; plus
2.	Subsequent premium payments received after rider election, if any; minus
3.	Adjustments for partial surrenders after rider election, if any.

The GMAB adjustment for partial surrenders is a dollar for dollar reduction in the GMAB each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract’s last anniversary. If the total partial surrenders in any one-contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The final GMAB will be reduced by any outstanding loans.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced. Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment. If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract. If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current Accumulation Value.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below, the GMIB accumulated value will equal the greater of:

(a)	the GMIB Roll-Up Benefit; or
(b)	the GMIB Annual Step-up Benefit.

GMIB roll-up benefit means the initial GMIB accumulated value (including any premium bonus credit) at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner or annuitant’s 85th birthday. The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued and is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract’s last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above that level reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMIB roll-up benefit (this means, in effect, that these investment divisions do not have a GMIB Roll-Up Benefit.) If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if no money were allocated in these investment divisions. The money allocated in these investment divisions will earn a 0% roll-up rate, whereas the money in the remaining investment divisions will earn a 5% roll-up rate. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money were in other investment divisions. The investment divisions with the 0% rate are:

  Fidelity VIP Money Market Portfolio

  Rydex VT U.S. Government Money Market Fund

  Fixed Account

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected. The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the earlier of the owner’s or annuitant’s 85th birthday. The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will be recalculated. Any subsequent premium payments received following election of this rider will immediately increase the annual step-up benefit by the amount of the subsequent premium payment including any premium bonus, if applicable. Any partial surrender will immediately decrease the annual step-up benefit. The annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract’s last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above that level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment division is restricted and the Guaranteed Income Select rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restriction. There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract

.

When this rider is selected, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require period rebalancing of existing variable investment divisions to the required percentages (collectively, “allocation requirements”). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

  the income payment available to You under the base contract without the GMIB, or;

  the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract’s payout factors used in the contract form under “Settlement Options” with an 8-year age set-back. An age set-back results in lower payments than without an age set-back and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

  Income for life only (single life or joint life with full survivorship); or

  Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

  on upon the death of the annuitant or an owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner);

  if You surrender Your contract;

  Upon full or partial annuitization under this rider or the base contract provisions; or

  The date the contract terminates.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the Guaranteed Income Select rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, purchase of the Guaranteed Income Select rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the Guaranteed Income Select rider.

The Guaranteed Income Select Rider may not be elected in combination with the Guaranteed Income 5 Rider, Guaranteed Minimum Withdrawal Benefit Rider or the Higher Education Rider.

See “APPENDIX III” on page 120 for examples of how the Guaranteed Income Select rider works.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders. The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

Rider:	Incompatible Riders:
Bonus Credit	Guaranteed Income 5
Surrender Charge
Higher Education	Guaranteed Minimum Withdrawal Benefit
Guaranteed Income 5
Guaranteed Income Select
Surrender Charge
Estate Planning	Guaranteed Minimum Withdrawal Benefit
Guaranteed Income 5
Surrender Charge	Bonus Credit
Higher Education
Guaranteed Minimum Withdrawal Benefit	Estate Planning
Higher Education
Guaranteed Income 5
Guaranteed Income Select
Guaranteed Income 5	Bonus Credit
Estate Planning
Guaranteed Minimum Withdrawal Benefit
Higher Education
Guaranteed Income Select
Guaranteed Income Select	Guaranteed Minimum Withdrawal Benefit
Higher Education
Guaranteed Income 5
Guaranteed Minimum Death Benefit	None

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant’s or an owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death. Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the annuitant and an owner, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

(a)

the accumulation value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

(b)	100% of the total net premium payments made to Your contract, less any outstanding loan and loan interest; or
(c)	the guaranteed minimum death benefit, if elected. See “Guaranteed Minimum Death Benefit (GMDB)” on page 52 .

If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant and an owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

PAYMENT OF DEATH BENEFITS

In most cases, unless the death benefit is paid in the form of annuity payments, We will pay the death benefit by establishing an interest bearing draft account, called the “Midland Access Account” for the beneficiary, in the amount of the death benefit. We will send the beneficiary a draft account book, and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit. The Midland Access Account is a draft account and is part of Our Fixed Account. It is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant ’s death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee ’s life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge applied to that respective premium payment. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from	Surrender
Premium Payment	Charge
(number of years)
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No surrender charge will be assessed upon:

(a)	payment of death benefits;
(b)	exercise of the Free Look right;
(c)	surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.95% of the accumulation values in the Separate Account. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment division’s accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

We deduct an extra charge on a daily basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account.

  Bonus Credit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.60% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

  Minimum Premium Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value.

  Guaranteed Minimum Death Benefit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

  Charitable Remainder Trust Rider Charge: We do not assess a charge for this rider.

  Higher Education Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.95% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 4.00% against Your Separate Account accumulation value.

  Estate Planning Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

  Five-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.45% against Your Separate Account accumulation value.

  Three-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.55% against Your Separate Account accumulation value.

  Zero Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

  Guaranteed Minimum Withdrawal Benefit Rider (GMWB) Charge: We deduct an extra charge on a daily basis if You select the optional GMWB, as a percentage, currently at an annual rate that ranges from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected. The specific percentages are in the “FEE TABLE” on page 18 .

  Guaranteed Income 5 Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income 5 Rider, as a percentage, currently at an annual rate of 0.75% of the value in the Separate Account.

  Guaranteed Income Select Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income Select Rider, as a percentage, currently at an annual rate of 0.85% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 1.00% of the accumulation value in the Separate Account.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio’s charges and expenses vary. The funds may also impose redemption fees, which We would deduct from Your accumulation value. See the funds’ prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If Your contract contains a guaranteed withdrawal benefit rider, such as the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the application of certain tax rules, particularly those rules relating to distributions from Your contract, are not entirely clear. In view of this uncertainty, You should consult with and rely upon a tax advisor before purchasing a guaranteed withdrawal benefit rider.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.
A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.

However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.	elective contributions made in years beginning after December 31, 1988;
2.	earning on those contributions; and
3.	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

  Under Code Section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

  Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 ½ may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. “Taxable Eligible rollover distributions” from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee ) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions . If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount (except as otherwise permitted by Us). You should consult with and rely upon Your tax advisor before purchasing the GMWB rider with a qualified contract.

Loans

Loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request. If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders – Nonqualified Contracts

If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a partial surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit (if any) will generally be considered gain. The method for computing gain where a Guaranteed Income Select or Guaranteed Income 5 Rider is added to your contract is unclear.

Accordingly, you should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, this includes any amount:

  paid on or after the taxpayer reaches age 59½;

  paid after an owner dies;

  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

  paid under an immediate maturity; or

  which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

  Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.
  This is the percentage of each annuity payment that is excludable.

  Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization , annuity payments stop because an annuitant has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant or an owner . Generally, such amounts should be includable in the income of the recipient:

  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

  if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant , may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current company practice, We allow annuitization for the full accumulation value (less any premium taxes) after one contract year if a life option is chosen, and after five contract years if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant ’s 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.	take the accumulation value in one lump sum, or
2.	convert the accumulation value into an annuity payable to the annuitant under one of the payment options as described below.

Electing An Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed annuity payment option and the surrender value from the Separate Account will be applied to a 10 year certain and life variable annuity payment option. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee’s actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

  rules on the minimum amount We will pay under an option;

  minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

  the naming of people who are entitled to receive payment and their beneficiaries ; and

  the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following three payout options are available:

1.

Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.

2.	Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
(a)

Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

	(b)	Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.
3.

Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options

After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.” We were reincorporated as a stock life insurance company, in 1909. Our name “Midland” was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)
Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds’ portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

  to elect the funds’ Board of Directors,

  to ratify the selection of independent auditors for the funds,

  on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment contracts of its portfolios.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

  Your accumulation value, and

  Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract’s information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations. We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

(a)	permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;
(b)	assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
(c)	reflect a change in the operation of the Separate Account; or
(d)	provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the annuitant ’s and owner’s lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner’s estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment does not take effect until We accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, loans, withdrawals, or surrenders within seven days after receiving the required form(s) at Our Principal Office. The death benefit is determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

1)	We cannot determine the amount of the payment because:
	a)	the New York Stock Exchange is closed,
	b)	trading in securities has been restricted by the SEC, or
	c)	the SEC has declared that an emergency exists,
2)	The SEC by order permits Us to delay payment to protect Our owners, or
3)	Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any surrender, loan or withdrawals from the Fixed Account, for up to six months after We receive Your request.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 7.75% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risks charge; (c) rider charges; (d) payments, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amounts allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account’s principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office’s Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

Page
THE CONTRACT	3
Entire Contract	3
Changes to the Contract	3
Incontestability	3
Misstatement of Age or Sex	3
Non-participating	3
Claims of Creditors	3
Minimum Benefits	3
Ownership	4
Assignment	4
Accumulation Unit Value	4
Annuity Payments	5
CALCULATION OF YIELDS AND
TOTAL RETURNS	6
Money Market Investment Division Yield
Calculation	6
Other Investment Division Yield
Calculation	7
Standard Total Return Calculations	8
Cumulative Total Returns	9
Adjusted Historical Performance Data	9
FEDERAL TAX MATTERS	10
Tax-Free Exchanges (Section 1035)	10
Required Distributions	10
Non-Natural Person owners	10
Diversification Requirements	11
Owner Control	11
Taxation of Qualified Contracts	11
DISTRIBUTION OF THE CONTRACTS	12
SAFEKEEPING OF ACCOUNT ASSETS	14
STATE REGULATION	14
RECORDS AND REPORTS	14
LEGAL MATTERS	15
FINANCIAL MATTERS	15
OTHER INFORMATION	15
CONDENSED FINANCIALS	15
FINANCIAL STATEMENTS	514

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.

The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/07)	Period (12/31/08)	Period
2008
AIM V.I. Financial Services Fund	11.05	4.44	53927.40
AIM V.I. Global Health Care Fund	13.13	9.29	11741.83
AIM V.I. Technology Fund	11.52	6.33	6507.67
AIM V.I. Utilities Fund	20.89	14.00	35197.02
Alger American LargeCap Growth Portfolio	13.36	7.13	313048.19
Alger American Capital Appreciation Portfolio	17.36	7.61	31324.30
Alger American Mid-Cap Growth Portfolio	18.46	9.44	95587.12
Alger American Small Capitalization Growth Portfolio	19.60	10.37	19319.83
American Century VP Balanced Fund	13.70	10.81	4881.95
American Century VP Capital Appreciation Fund	20.55	10.96	20215.29
American Century VP Income & Growth Fund	13.58	8.78	4149.89
American Century VP Inflation Protection Fund	11.00	10.72	236402.00
American Century VP International Fund	19.08	10.41	164475.91
American Century VP Large Company Value Fund	12.13	7.52	5824.86
American Century VP Mid Cap Value Fund	12.46	9.32	2201.66
American Century VP Ultra Fund	11.55	6.67	1096.61
American Century VP Value Fund	14.57	10.56	223362.01
Calvert VS Social Equity Portfolio	13.55	8.62	6907.85
Calvert VS Social Mid Cap Growth Portfolio	12.70	7.90	12339.59
Fidelity VIP Asset ManagerSM Portfolio	13.66	9.62	3889.87
Fidelity VIP Asset Manager: Growth® Portfolio	13.67	8.67	2337.85
Fidelity VIP Balanced Portfolio	13.72	8.95	16809.95
Fidelity VIP Contrafund Portfolio	19.37	11.00	110289.74
Fidelity VIP Equity-Income Portfolio	14.79	8.38	139260.72
Fidelity VIP Growth & Income Portfolio	14.12	8.13	4940.84
Fidelity VIP Growth Opportunities Portfolio	14.79	6.57	4029.44
Fidelity VIP Growth Portfolio	13.13	6.85	26198.45
Fidelity VIP High Income Portfolio	15.75	11.68	128249.18
Fidelity VIP Index 500 Portfolio	13.45	8.37	481457.68
Fidelity VIP Investment Grade Bond Portfolio	12.43	11.89	38465.12
Fidelity VIP MidCap Portfolio	22.64	13.54	35943.37
Fidelity VIP Money Market Portfolio	11.14	11.36	396935.03

Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/07)	Period (12/31/08)	Period
Fidelity VIP Overseas Portfolio	21.10	11.71	140103.81
Fidelity VIP Value Strategies Portfolio	13.65	6.59	5267.06
Goldman Sachs VIT Growth and Income Fund	12.69	8.23	14326.35
Goldman Sachs VIT Mid Cap Value Fund	13.34	8.32	60248.04
Goldman Sachs VIT Structured Small Cap Equity Fund	9.83	6.42	103783.33
Janus Aspen Growth and Income Portfolio	17.12	9.98	5463.91
JPMorgan Bond Portfolio (Series Trust II)	11.86	9.87	165097.14
JPMorgan Small Company (Series Trust II) Portfolio	14.10	9.50	16057.65
Lord Abbett Series Fund Growth & Income Portfolio	14.45	9.10	35292.25
Lord Abbett Series Fund International Portfolio	23.89	11.47	260613.03
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.63	9.99	127429.19
MFS VIT Growth Series	13.83	8.56	3766.43
MFS VIT Investors Trust Series	13.74	9.08	3898.92
MFS VIT New Discovery Series	11.42	6.84	105706.85
MFS VIT Research Series	14.23	8.99	2884.81
Neuberger Berman Small-Cap Portfolio	10.70	6.41	5443.22
Neuberger Berman Mid-Cap Growth Portfolio	15.67	8.77	7339.82
Neuberger Berman Regency Portfolio	12.65	6.79	36743.51
PIMCO VIT High Yield Portfolio	13.51	10.24	72774.08
PIMCO VIT Low Duration Portfolio	11.05	10.90	20222.14
PIMCO VIT Real Return Portfolio	12.53	11.54	24539.97
PIMCO VIT Total Return Portfolio	11.84	12.29	544916.81
Premier VIT NACM Small Cap Portfolio	12.35	7.14	10466.96
Rydex VT Government Long Bond 1.2x Strategy Fund	11.11	15.94	27085.57
Rydex VT Inverse Government Long Bond Strategy Fund	8.53	5.90	1973.03
Rydex VT Inverse NASDAQ-100® Strategy Fund	5.18	7.59	22713.58
Rydex VT Inverse S&P 500 Strategy Fund	6.99	9.64	24357.13
Rydex VT Nova Fund	13.29	5.99	12444.11
Rydex VT NASDAQ-100® Fund	14.55	8.37	5103.61
Rydex VT Sector Rotation Fund	17.13	10.06	16018.67
Rydex VT U.S. Government Money Market Fund	10.48	10.50	528.72
Van Eck Worldwide Bond Fund	14.72	15.11	9955.57
Van Eck Worldwide Emerging Markets Fund	39.50	13.78	29625.17
Van Eck Worldwide Hard Assets Fund	44.30	23.64	55405.59
Van Eck Worldwide Real Estate Fund	28.65	11.11	14448.63

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Higher Education Rider and Estate Planning Rider
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/07)	Period (12/31/08)	Period
2008
AIM V.I. Financial Services Fund	9.44	3.69	0
AIM V.I. Global Health Care Fund	11.23	7.73	0
AIM V.I. Technology Fund	9.91	5.31	0
AIM V.I. Utilities Fund	17.98	11.73	0
Alger American LargeCap Growth Portfolio	11.42	5.93	0
Alger American Capital Appreciation Portfolio	14.84	7.85	0

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Higher Education Rider and Estate Planning Rider

	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/07)	Period (12/31/08)	Period
Alger American Mid-Cap Growth Portfolio	15.78	6.34	0
Alger American Small Capitalization Growth Portfolio	16.76	8.63	0
American Century VP Balanced Fund	11.71	9.00	0
American Century VP Capital Appreciation Fund	17.57	9.12	0
American Century VP Income & Growth Fund	11.61	7.31	0
American Century VP Inflation Protection Fund	10.16	9.64	0
American Century VP International Fund	16.31	8.67	0
American Century VP Large Company Value Fund	11.20	6.76	0
American Century VP Mid Cap Value Fund	11.51	8.38	0
American Century VP Ultra Fund	10.66	6.00	0
American Century VP Value Fund	12.46	8.79	317.44
Calvert VS Social Equity Portfolio	11.66	7.22	0
Calvert VS Social Mid Cap Growth Portfolio	10.92	6.62	0
Fidelity VIP Asset ManagerSM Portfolio	11.68	8.01	0
Fidelity VIP Asset Manager: Growth® Portfolio	11.68	7.22	0
Fidelity VIP Balanced Portfolio	11.73	7.45	372.96
Fidelity VIP Contrafund Portfolio	16.56	9.15	0
Fidelity VIP Equity-Income Portfolio	12.64	6.97	0
Fidelity VIP Growth & Income Portfolio	12.07	6.76	0
Fidelity VIP Growth Opportunities Portfolio	12.65	5.47	0
Fidelity VIP Growth Portfolio	11.23	5.71	0
Fidelity VIP High Income Portfolio	13.46	9.72	0
Fidelity VIP Index 500 Portfolio	11.50	6.97	373.83
Fidelity VIP Investment Grade Bond Portfolio	10.63	9.90	0
Fidelity VIP MidCap Portfolio	19.35	11.27	0
Fidelity VIP Money Market Portfolio	9.52	9.46	0
Fidelity VIP Overseas Portfolio	18.04	9.75	0
Fidelity VIP Value Strategies Portfolio	12.39	5.82	0
Goldman Sachs VIT Growth and Income Fund	11.72	7.40	0
Goldman Sachs VIT Mid Cap Value Fund	12.32	7.48	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.08	5.78	0
Janus Aspen Growth and Income Portfolio	15.09	8.56	0
JPMorgan Bond Portfolio (Series Trust II)	10.20	8.27	0
JPMorgan Small Company (Series Trust II) Portfolio	12.13	7.96	0
Lord Abbett Series Fund Growth & Income Portfolio	12.35	7.57	0
Lord Abbett Series Fund International Portfolio	20.43	9.55	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.22	8.32	0
MFS VIT Growth Series	11.82	7.12	0
MFS VIT Investors Trust Series	11.75	7.56	0
MFS VIT New Discovery Series	9.76	5.69	0
MFS VIT Research Series	12.17	7.48	0
Neuberger Berman Small-Cap Portfolio	9.88	5.77	0
Neuberger Berman Mid-Cap Growth Portfolio	14.47	7.89	0
Neuberger Berman Regency Portfolio	11.68	6.10	0
PIMCO VIT High Yield Portfolio	11.94	8.81	0
PIMCO VIT Low Duration Portfolio	9.77	9.38	409.82
PIMCO VIT Real Return Portfolio	11.07	9.93	0
PIMCO VIT Total Return Portfolio	10.46	10.57	386.43

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Higher Education Rider and Estate Planning Rider

	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/07)	Period (12/31/08)	Period
Premier VIT NACM Small Cap Portfolio	11.41	6.42	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.26	14.34	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.74	5.21	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.46	6.36	0
Rydex VT Inverse S&P 500 Strategy Fund	6.01	8.08	0
Rydex VT Nova Fund	11.43	5.02	0
Rydex VT NASDAQ-100® Fund	12.52	7.01	0
Rydex VT Sector Rotation Fund	15.55	8.89	0
Rydex VT U.S. Government Money Market Fund	9.02	8.80	0
Van Eck Worldwide Bond Fund	12.84	12.83	0
Van Eck Worldwide Emerging Markets Fund	33.99	11.54	0
Van Eck Worldwide Hard Assets Fund	37.88	19.68	0
Van Eck Worldwide Real Estate Fund	24.98	10.81	0

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/06)	Period (12/31/07)	Period
2007
AIM V.I. Financial Services Fund	14.34	11.05	7942.64
AIM V.I. Global Health Care Fund	11.85	13.13	10930.92
AIM V.I. Technology Fund	10.80	11.52	3566.85
AIM V.I. Utilities Fund	17.48	20.89	43109.37
Alger American Growth Portfolio	11.25	13.36	284912.00
Alger American Leveraged AllCap Portfolio	13.13	17.36	42429.53
Alger American MidCap Growth Portfolio	14.17	18.46	84534.51
Alger American Small Capitalization Growth Portfolio	16.88	19.60	23047.95
Amer Century VP Balanced Fund	13.18	13.70	5250.90
Amer Century VP Capital Appreciation Fund	14.23	20.55	64154.02
Amer Century VP Income & Growth Fund	13.77	13.58	4353.86
Amer Century VP Inflation Protection Fund	10.14	11.00	207985.93
Amer Century VP International Fund	16.33	19.08	197263.86
Amer Century VP Large Company Value Fund	12.41	12.13	5158.55
Amer Century VP Mid Cap Value Fund	12.89	12.46	8431.42
Amer Century VP Ultra Fund	9.65	11.55	1096.61
Amer Century VP Value Fund	15.54	14.57	229223.65
Calvert VS Social Equity Portfolio	12.44	13.55	6888.53
Calvert VS Social Mid Cap Growth Portfolio	11.64	12.70	16497.30
Calvert VS Social Small Cap Growth Portfolio	9.73	0.00	0.00
Fidelity VIP Asset ManagerSM Portfolio	11.97	13.66	1105.13
Fidelity VIP Asset Manager: Growth® Portfolio	11.63	13.67	3653.99
Fidelity VIP Balanced Portfolio	12.74	13.72	29536.62
Fidelity VIP Contrafund Portfolio	16.67	19.37	120541.18
Fidelity VIP Equity-Income Portfolio	14.74	14.79	149484.12
Fidelity VIP Growth & Income Portfolio	12.75	14.12	3286.90
Fidelity VIP Growth Opportunities Portfolio	12.15	14.79	6253.97
Fidelity VIP Growth Portfolio	10.47	13.13	62731.71

Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/06)	Period (12/31/07)	Period
Fidelity VIP High Income Portfolio	15.50	15.75	51552.65
Fidelity VIP Index 500 Portfolio	12.91	13.45	436061.59
Fidelity VIP Investment Grade Bond Portfolio	12.06	12.43	38063.92
Fidelity VIP MidCap Portfolio	19.82	22.64	40649.92
Fidelity VIP Money Market Portfolio	10.69	11.14	282070.84
Fidelity VIP Overseas Portfolio	18.20	21.10	118125.30
Fidelity VIP Value Strategies Portfolio	13.07	13.65	7534.66
Goldman Sachs VIT Growth and Income Fund	12.63	12.69	19757.13
Goldman Sachs VIT Mid Cap Value Fund	13.06	13.34	41139.10
Goldman Sachs VIT Structured Small Cap Equity Fund	11.88	9.83	90506.66
Janus Aspen Growth and Income Portfolio	15.90	17.12	5428.65
JPMorgan Bond Portfolio (Series Trust II)	11.81	11.86	155278.73
JPMorgan Small Company (Series Trust II) Portfolio	15.09	14.10	15872.98
Lord Abbett Series Fund Growth & Income Portfolio	14.10	14.45	28739.87
Lord Abbett Series Fund International Portfolio	23.03	23.89	183089.82
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.69	16.63	126507.26
MFS VIT Growth Series	11.55	13.83	4375.86
MFS VIT Investors Trust Series	12.61	13.74	673.99
MFS VIT New Discovery Series	11.27	11.42	8695.21
MFS VIT Research Series	12.72	14.23	2068.35
Neuberger Berman Fasciano Portfolio	10.74	10.70	1707.90
Neuberger Berman MidCap Growth Portfolio	12.95	15.67	3932.29
Neuberger Berman Regency Portfolio	12.36	12.65	51054.23
PIMCO VIT High Yield Portfolio	13.18	13.51	112925.50
PIMCO VIT Low Duration Portfolio	10.39	11.05	15061.16
PIMCO VIT Real Return Portfolio	11.44	12.53	33024.88
PIMCO VIT Total Return Portfolio	10.99	11.84	608029.29
Premier VIT OpCap Renaissance Portfolio	10.56	11.12	0.00
Premier VIT OpCap Small Cap Portfolio	12.40	12.35	1950.65
Rydex VT Government Long Bond Advantage Fund	10.22	11.11	420.50
Rydex VT Inverse Government Long Bond Fund	9.02	8.53	3574.98
Rydex VT Inverse OTC Strategy Fund	5.89	5.18	13417.30
Rydex VT Inverse S&P 500 Fund	7.00	6.99	8710.97
Rydex VT Nova Fund	13.27	13.29	12588.18
Rydex VT OTC Fund	12.47	14.55	5095.79
Rydex VT Sector Rotation Fund	14.09	17.13	8964.20
Rydex VT U.S. Government Money Market Fund	10.19	10.48	2301.16
Van Eck Worldwide Bond Fund	13.55	14.72	3160.25
Van Eck Worldwide Emerging Markets Fund	28.98	39.50	24566.39
Van Eck Worldwide Hard Assets Fund	30.77	44.30	54249.74
Van Eck Worldwide Real Estate Fund	28.67	28.65	17306.85

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/06)	Period (12/31/07)	Period
2007
AIM V.I. Financial Services Fund	12.59	9.44	0.00
AIM V.I. Global Health Care Fund	10.41	11.23	0.00
AIM V.I. Technology Fund	9.54	9.91	0.00
AIM V.I. Utilities Fund	15.45	17.98	0.00
Alger American Growth Portfolio	9.88	11.42	0.00
Alger American Leveraged AllCap Portfolio	11.53	14.84	0.00
Alger American MidCap Growth Portfolio	12.44	15.78	0.00
Alger American Small Capitalization Growth Portfolio	14.82	16.76	0.00
Amer Century VP Balanced Fund	11.57	11.71	0.00
Amer Century VP Capital Appreciation Fund	12.50	17.57	0.00
Amer Century VP Income & Growth Fund	12.09	11.61	0.00
Amer Century VP Inflation Protection Fund	9.62	10.16	0.00
Amer Century VP International Fund	14.34	16.31	0.00
Amer Century VP Large Company Value Fund	11.77	11.20	0.00
Amer Century VP Mid Cap Value Fund	12.23	11.51	0.00
Amer Century VP Ultra Fund	9.15	10.66	0.00
Amer Century VP Value Fund	13.64	12.46	317.72
Calvert VS Social Equity Portfolio	10.99	11.66	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.28	10.92	0.00
Calvert VS Social Small Cap Growth Portfolio	8.60	0.00	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.51	11.68	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	10.21	11.68	0.00
Fidelity VIP Balanced Portfolio	11.18	11.73	373.29
Fidelity VIP Contrafund Portfolio	14.64	16.56	0.00
Fidelity VIP Equity-Income Portfolio	12.94	12.64	0.00
Fidelity VIP Growth & Income Portfolio	11.19	12.07	0.00
Fidelity VIP Growth Opportunities Portfolio	10.67	12.65	0.00
Fidelity VIP Growth Portfolio	9.19	11.23	0.00
Fidelity VIP High Income Portfolio	13.61	13.46	0.00
Fidelity VIP Index 500 Portfolio	11.34	11.50	374.16
Fidelity VIP Investment Grade Bond Portfolio	10.59	10.63	0.00
Fidelity VIP MidCap Portfolio	17.40	19.35	0.00
Fidelity VIP Money Market Portfolio	9.38	9.52	0.00
Fidelity VIP Overseas Portfolio	15.98	18.04	0.00
Fidelity VIP Value Strategies Portfolio	12.18	12.39	0.00
Goldman Sachs VIT Growth and Income Fund	11.98	11.72	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.39	12.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.28	9.08	0.00
Janus Aspen Growth and Income Portfolio	14.38	15.09	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.44	10.20	0.00
JPMorgan Small Company (Series Trust II) Portfolio	13.34	12.13	0.00
Lord Abbett Series Fund Growth & Income Portfolio	12.38	12.35	0.00
Lord Abbett Series Fund International Portfolio	20.22	20.43	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.66	14.22	0.00
MFS VIT Growth Series	10.14	11.82	0.00
MFS VIT Investors Trust Series	11.07	11.75	0.00

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
and Estate Planning Rider
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/06)	Period (12/31/07)	Period
MFS VIT New Discovery Series	9.90	9.76	0.00
MFS VIT Research Series	11.17	12.17	0.00
Neuberger Berman Fasciano Portfolio	10.19	9.88	0.00
Neuberger Berman MidCap Growth Portfolio	12.28	14.47	0.00
Neuberger Berman Regency Portfolio	11.73	11.68	0.00
PIMCO VIT High Yield Portfolio	11.96	11.94	0.00
PIMCO VIT Low Duration Portfolio	9.43	9.77	410.18
PIMCO VIT Real Return Portfolio	10.38	11.07	0.00
PIMCO VIT Total Return Portfolio	9.97	10.46	386.78
Premier VIT OpCap Renaissance Portfolio	10.02	10.27	0.00
Premier VIT OpCap Small Cap Portfolio	11.76	11.41	0.00
Rydex VT Government Long Bond Advantage Fund	9.70	10.26	0.00
Rydex VT Inverse Government Long Bond Fund	8.41	7.74	0.00
Rydex VT Inverse OTC Strategy Fund	5.21	4.46	0.00
Rydex VT Inverse S&P 500 Fund	6.19	6.01	0.00
Rydex VT Nova Fund	11.72	11.43	0.00
Rydex VT OTC Fund	11.02	12.52	0.00
Rydex VT Sector Rotation Fund	13.13	15.55	0.00
Rydex VT U.S. Government Money Market Fund	9.00	9.02	0.00
Van Eck Worldwide Bond Fund	12.13	12.84	0.00
Van Eck Worldwide Emerging Markets Fund	25.61	33.99	0.00
Van Eck Worldwide Hard Assets Fund	27.02	37.88	0.00
Van Eck Worldwide Real Estate Fund	25.68	24.98	0.00

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/05)	Period (12/31/06)	Period
2006
AIM V.I. Financial Services Fund	12.43	14.34	6525.17
AIM V.I. Global Health Care Fund	11.37	11.85	16495.77
AIM V.I. Technology Fund	9.87	10.80	2167.37
AIM V.I. Utilities Fund	14.07	17.48	24960.82
Alger American Growth Portfolio	10.80	11.25	246432.41
Alger American Leveraged AllCap Portfolio	11.11	13.13	20578.49
Alger American MidCap Growth Portfolio	12.99	14.17	68534.62
Alger American Small Capitalization Portfolio	14.20	16.88	24511.67
Amer Century VP Balanced Fund	12.14	13.18	2172.33
Amer Century VP Capital Appreciation Fund	12.26	14.23	7954.50
Amer Century VP Income & Growth Fund	11.90	13.77	4149.00
Amer Century VP Inflation Protection Fund	10.08	10.14	132345.84
Amer Century VP International Fund	13.22	16.33	218521.09
Amer Century VP Large Company Value Fund	10.46	12.41	4992.28
Amer Century VP Mid Cap Value Fund	10.83	12.89	7884.45
Amer Century VP Ultra Fund	10.08	9.65	1096.61
Amer Century VP Value Fund	13.24	15.54	217541.02
Calvert VS Social Equity Portfolio	11.41	12.44	5566.82

Base Contract – with No Riders
	Accumulation Unit Value at		Number of Accumulation
		Accumulation Unit
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/05)	Period (12/31/06)	Period
Calvert VS Social Mid Cap Growth Portfolio	10.99	11.64	4182.43
Calvert VS Social Small Cap Growth Portfolio	9.74	9.73	11942.62
Fidelity VIP Asset ManagerSM Portfolio	11.28	11.97	1303.38
Fidelity VIP Asset Manager: Growth® Portfolio	11.00	11.63	1845.20
Fidelity VIP Balanced Portfolio	11.53	12.74	19311.60
Fidelity VIP Contrafund Portfolio	15.10	16.67	102311.30
Fidelity VIP Equity-Income Portfolio	12.41	14.74	102744.95
Fidelity VIP Growth & Income Portfolio	11.40	12.75	2983.83
Fidelity VIP Growth Opportunities Portfolio	11.67	12.15	5243.48
Fidelity VIP Growth Portfolio	9.92	10.47	34236.00
Fidelity VIP High Income Portfolio	14.10	15.50	83150.58
Fidelity VIP Index 500 Portfolio	11.29	12.91	360524.37
Fidelity VIP Investment Grade Bond Portfolio	11.69	12.06	32141.60
Fidelity VIP MidCap Portfolio	17.80	19.82	44069.28
Fidelity VIP Money Market Portfolio	10.29	10.69	209711.36
Fidelity VIP Overseas Portfolio	15.60	18.20	92487.70
Fidelity VIP Value Strategies Portfolio	11.38	13.07	1741.34
Goldman Sachs VIT Core Small Cap Fund	10.69	11.88	57116.83
Goldman Sachs VIT Growth and Income Fund	10.39	12.63	18831.07
Goldman Sachs VIT Mid Cap Value Fund	11.34	13.06	15697.41
Janus Aspen Series Growth and Income Portfolio	14.85	15.90	5488.51
JPMorgan Bond Portfolio (Series Trust II)	11.45	11.81	145714.29
JPMorgan Small Company (Series Trust II) Portfolio	13.25	15.09	14159.33
Lord Abbett Series Fund Growth & Income Portfolio	12.14	14.10	24339.33
Lord Abbett Series Fund International Portfolio	18.01	23.03	115332.66
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.01	16.69	119406.10
MFS VIT Growth Series	10.84	11.55	4332.17
MFS VIT Investors Trust Series	11.29	12.61	614.04
MFS VIT New Discovery Series	10.08	11.27	12538.06
MFS VIT Research Series	11.66	12.72	1815.71
Neuberger Berman Fasciano Portfolio	10.31	10.74	1595.55
Neuberger Berman MidCap Growth Portfolio	11.42	12.95	1881.25
Neuberger Berman Regency Portfolio	11.22	12.36	5297.29
PIMCO VIT High Yield Portfolio	12.20	13.18	107582.71
PIMCO VIT Low Duration Portfolio	10.09	10.39	2681.57
PIMCO VIT Real Return Portfolio	11.47	11.44	16796.70
PIMCO VIT Total Return Portfolio	10.68	10.99	508926.70
Premier VIT OpCap Small Cap Portfolio	9.57	10.56	70474.70
Premier VIT PEA Renaissance Portfolio	10.09	12.40	1323.29
Rydex VT Government Long Bond Advantage Fund	6.04	5.89	10365.03
Rydex VT Inverse OTC Fund	8.42	9.02	3379.98
Rydex VT Inverse Government Long Bond Fund	11.23	13.27	10678.85
Rydex VT Inverse S&P 500 Fund	11.90	12.47	4957.64
Rydex VT Nova Fund	12.77	14.09	6766.09
Rydex VT OTC Fund	10.65	10.22	858.55
Rydex VT Sector Rotation Fund	9.91	10.19	581.98
Rydex VT U.S. Government Money Market Fund	7.64	7.00	7267.17
Van Eck Worldwide Bond Fund	12.84	13.55	4803.81
Van Eck Worldwide Emerging Markets Fund	20.97	28.98	42932.36

Base Contract – with No Riders

	Accumulation Unit Value at	Accumulation Unit	Number of Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/05)	Period (12/31/06)	Period
Van Eck Worldwide Hard Assets Fund	24.95	30.77	43254.94
Van Eck Worldwide Real Estate Fund	22.11	28.67	19275.32

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
and Estate Planning Rider

	Accumulation Unit Value at	Accumulation Unit	Number of Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/05)	Period (12/31/06)	Period
2006
AIM V.I. Financial Services Fund	11.20	12.59	0.00
AIM V.I. Global Health Care Fund	10.25	10.41	0.00
AIM V.I. Technology Fund	8.95	9.54	0.00
AIM V.I. Utilities Fund	12.77	15.45	0.00
Alger American Growth Portfolio	9.74	9.88	0.00
Alger American Leveraged AllCap Portfolio	10.02	11.53	0.00
Alger American MidCap Growth Portfolio	11.71	12.44	0.00
Alger American Small Capitalization Portfolio	12.80	14.82	0.00
Amer Century VP Balanced Fund	10.94	11.57	0.00
Amer Century VP Capital Appreciation Fund	11.05	12.50	0.00
Amer Century VP Income & Growth Fund	10.73	12.09	0.00
Amer Century VP Inflation Protection Fund	9.82	9.62	0.00
Amer Century VP International Fund	11.92	14.34	0.00
Amer Century VP Large Company Value Fund	10.19	11.77	0.00
Amer Century VP Mid Cap Value Fund	10.54	12.23	0.00
Amer Century VP Ultra Fund	9.82	9.15	0.00
Amer Century VP Value Fund	11.94	13.64	265.16
Calvert VS Social Equity Portfolio	10.35	10.99	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.97	10.28	0.00
Calvert VS Social Small Cap Growth Portfolio	8.84	8.60	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.17	10.51	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	9.92	10.21	0.00
Fidelity VIP Balanced Portfolio	10.40	11.18	312.67
Fidelity VIP Contrafund Portfolio	13.62	14.64	0.00
Fidelity VIP Equity-Income Portfolio	11.19	12.94	0.00
Fidelity VIP Growth & Income Portfolio	10.28	11.19	0.00
Fidelity VIP Growth Opportunities Portfolio	10.52	10.67	0.00
Fidelity VIP Growth Portfolio	8.94	9.19	0.00
Fidelity VIP High Income Portfolio	12.71	13.61	0.00
Fidelity VIP Index 500 Portfolio	10.18	11.34	312.85
Fidelity VIP Investment Grade Bond Portfolio	10.54	10.59	0.00
Fidelity VIP MidCap Portfolio	16.04	17.40	0.00
Fidelity VIP Money Market Portfolio	9.27	9.38	0.00
Fidelity VIP Overseas Portfolio	14.07	15.98	0.00
Fidelity VIP Value Strategies Portfolio	10.89	12.18	0.00
Goldman Sachs VIT Core Small Cap Fund	10.41	11.28	0.00
Goldman Sachs VIT Growth and Income Fund	10.12	11.98	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.05	12.39	0.00
Janus Aspen Series Growth and Income Portfolio	13.80	14.38	0.00

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
and Estate Planning Rider
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/05)	Period (12/31/06)	Period
JPMorgan Bond Portfolio (Series Trust II)	10.39	10.44	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.02	13.34	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.94	12.38	0.00
Lord Abbett Series Fund International Portfolio	16.24	20.22	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.54	14.66	0.00
MFS VIT Growth Series	9.77	10.14	0.00
MFS VIT Investors Trust Series	10.18	11.07	0.00
MFS VIT New Discovery Series	9.09	9.90	0.00
MFS VIT Research Series	10.51	11.17	0.00
Neuberger Berman Fasciano Portfolio	10.04	10.19	0.00
Neuberger Berman MidCap Growth Portfolio	11.12	12.28	0.00
Neuberger Berman Regency Portfolio	10.93	11.73	0.00
PIMCO VIT High Yield Portfolio	11.37	11.96	0.00
PIMCO VIT Low Duration Portfolio	9.40	9.43	335.79
PIMCO VIT Real Return Portfolio	10.68	10.38	0.00
PIMCO VIT Total Return Portfolio	9.95	9.97	316.56
Premier VIT OpCap Small Cap Portfolio	9.32	10.02	0.00
Premier VIT PEA Renaissance Portfolio	9.83	11.76	0.00
Rydex VT Government Long Bond Advantage Fund	5.48	5.21	0.00
Rydex VT Inverse Government Long Bond Fund	8.06	8.41	0.00
Rydex VT Inverse OTC Fund	10.19	11.72	0.00
Rydex VT Inverse S&P Fund	10.80	11.02	0.00
Rydex VT Nova Fund	12.22	13.13	0.00
Rydex VT OTC Fund	10.38	9.70	0.00
Rydex VT Sector Rotation Fund	8.99	9.00	0.00
Rydex VT U.S. Govt Money Market Fund	6.93	6.19	0.00
Van Eck Worldwide Bond Fund	11.81	12.13	0.00
Van Eck Worldwide Emerging Markets Fund	19.03	25.61	0.00
Van Eck Worldwide Hard Assets Fund	22.50	27.02	0.00
Van Eck Worldwide Real Estate Fund	20.33	25.68	0.00

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/04)	Period (12/31/05)	Period
2005
AIM V.I. Financial Services Fund	11.85	12.43	15,233
AIM V.I. Global Health Care Fund	10.61	11.37	33,034
AIM V.I. Technology Fund	9.75	9.87	6,249
AIM V.I. Utilities Fund	12.16	14.07	50,897
Alger American Growth Portfolio	9.73	10.80	190,674
Alger American Leveraged AllCap Portfolio	9.80	11.11	46,408
Alger American MidCap Growth Portfolio	11.94	12.99	96,881
Alger American Small Capitalization Portfolio	12.26	14.20	54,686
Amer Century VP Balanced Fund	11.68	12.14	5,367
Amer Century VP Capital Appreciation Fund	10.14	12.26	6,517
Amer Century VP Income & Growth Fund	11.49	11.90	5,098

Base Contract – with No Riders
	Accumulation Unit Value at		Number of Accumulation
		Accumulation Unit
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/04)	Period (12/31/05)	Period
Amer Century VP Inflation Protection Fund	10.02	10.08	0
Amer Century VP International Fund	11.80	13.22	343,012
Amer Century VP Large Company Value Fund	10.00	10.46	3,079
Amer Century VP Mid Cap Value Fund	10.00	10.83	1,099
Amer Century VP Ultra Fund	9.98	10.08	10,835
Amer Century VP Value Fund	12.75	13.24	259,033
Calvert VS Social Equity Portfolio	11.02	11.41	1,913
Calvert VS Social Mid Cap Growth Portfolio	11.05	10.99	3,810
Calvert VS Social Small Cap Growth Portfolio	10.83	9.74	33,351
Fidelity VIP Asset ManagerSM Portfolio	10.97	11.28	7,951
Fidelity VIP Asset Manager: Growth® Portfolio	10.73	11.00	13,751
Fidelity VIP Balanced Portfolio	11.03	11.53	26,781
Fidelity VIP Contrafund Portfolio	13.07	15.10	114,704
Fidelity VIP Equity-Income Portfolio	11.87	12.41	123,059
Fidelity VIP Growth & Income Portfolio	10.72	11.40	12,977
Fidelity VIP Growth Opportunities Portfolio	10.84	11.67	16,652
Fidelity VIP Growth Portfolio	9.49	9.92	93,144
Fidelity VIP High Income Portfolio	13.91	14.10	181,073
Fidelity VIP Index 500 Portfolio	10.90	11.29	332,528
Fidelity VIP Investment Grade Bond Portfolio	11.58	11.69	77,123
Fidelity VIP MidCap Portfolio	15.22	17.80	62,308
Fidelity VIP Money Market Portfolio	10.08	10.29	291,747
Fidelity VIP Overseas Portfolio	13.26	15.60	79,145
Fidelity VIP Value Strategies Portfolio	11.21	11.38	93
Goldman Sachs VIT Core Small Cap Fund	10.00	10.69	23,934
Goldman Sachs VIT Growth and Income Fund	10.00	10.39	13,726
Goldman Sachs VIT Mid Cap Value Fund	10.00	11.34	8,525
Janus Aspen Series Growth and Income Portfolio	13.35	14.85	9,977
JPMorgan Bond Portfolio (Series Trust II)	11.25	11.45	128,083
JPMorgan Small Company (Series Trust II) Portfolio	12.93	13.25	34,561
Lord Abbett Series Fund Growth & Income Portfolio	11.87	12.14	43,520
Lord Abbett Series Fund International Portfolio	14.36	18.01	12,845
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.01	15.01	144,839
MFS VIT Growth Series	10.04	10.84	13,714
MFS VIT Investors Trust Series	10.65	11.29	1,416
MFS VIT New Discovery Series	9.69	10.08	36,876
MFS VIT Research Series	10.94	11.66	10,582
Neuberger Berman Fasciano Portfolio	10.00	10.31	1,503
Neuberger Berman MidCap Growth Portfolio	10.00	11.42	0
Neuberger Berman Regency Portfolio	10.00	11.22	938
PIMCO VIT High Yield Portfolio	11.83	12.20	242,527
PIMCO VIT Low Duration Portfolio	10.09	10.09	7,042
PIMCO VIT Real Return Portfolio	11.34	11.47	29,368
PIMCO VIT Total Return Portfolio	10.53	10.68	416,450
Premier VIT OpCap Small Cap Portfolio	10.00	9.57	0
Premier VIT PEA Renaissance Portfolio	10.00	10.09	0
Rydex VT Government Long Bond Advantage Fund	10.00	10.65	1,786
Rydex VT Inverse OTC Fund	6.02	6.04	39,046
Rydex VT Inverse Government Long Bond Fund	8.97	8.42	3,629

Base Contract – with No Riders
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/04)	Period (12/31/05)	Period
Rydex VT Inverse S&P 500 Fund	7.77	7.64	3,942
Rydex VT Nova Fund	10.90	11.23	53,225
Rydex VT OTC Fund	11.88	11.90	14,416
Rydex VT Sector Rotation Fund	11.34	12.77	183
Rydex VT U.S. Government Money Market Fund	9.80	9.91	2,063
Van Eck Worldwide Bond Fund	13.37	12.84	9,228
Van Eck Worldwide Emerging Markets Fund	16.04	20.97	20,897
Van Eck Worldwide Hard Assets Fund	16.61	24.95	38,642
Van Eck Worldwide Real Estate Fund	18.44	22.11	27,723

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
and Estate Planning Rider
	Accumulation		Number of
	Unit Value at	Accumulation Unit	Accumulation
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/04)	Period (12/31/05)	Period
2005
AIM V.I. Financial Services Fund	10.97	11.20	0
AIM V.I. Global Health Care Fund	9.82	10.25	0
AIM V.I. Technology Fund	9.08	8.95	0
AIM V.I. Utilities Fund	11.32	12.77	0
Alger American Growth Portfolio	9.01	9.74	0
Alger American Leveraged AllCap Portfolio	9.07	10.02	0
Alger American MidCap Growth Portfolio	11.05	11.71	0
Alger American Small Capitalization Portfolio	11.35	12.80	0
Amer Century VP Balanced Fund	10.81	10.94	0
Amer Century VP Capital Appreciation Fund	9.38	11.05	0
Amer Century VP Income & Growth Fund	10.64	10.73	0
Amer Century VP Inflation Protection Fund	10.02	9.82	0
Amer Century VP International Fund	10.92	11.92	0
Amer Century VP Large Company Value Fund	10.00	10.19	0
Amer Century VP Mid Cap Value Fund	10.00	10.54	0
Amer Century VP Ultra Fund	9.98	9.82	0
Amer Century VP Value Fund	11.80	11.94	307
Calvert VS Social Equity Portfolio	10.27	10.35	0
Calvert VS Social Mid Cap Growth Portfolio	10.29	9.97	0
Calvert VS Social Small Cap Growth Portfolio	10.09	8.84	0
Fidelity VIP Asset ManagerSM Portfolio	10.16	10.17	0
Fidelity VIP Asset Manager: Growth® Portfolio	9.93	9.92	0
Fidelity VIP Balanced Portfolio	10.21	10.40	362
Fidelity VIP Contrafund Portfolio	12.10	13.62	0
Fidelity VIP Equity-Income Portfolio	10.98	11.19	0
Fidelity VIP Growth & Income Portfolio	9.92	10.28	0
Fidelity VIP Growth Opportunities Portfolio	10.03	10.52	0
Fidelity VIP Growth Portfolio	8.78	8.94	0
Fidelity VIP High Income Portfolio	12.88	12.71	0
Fidelity VIP Index 500 Portfolio	10.09	10.18	362
Fidelity VIP Investment Grade Bond Portfolio	10.72	10.54	0
Fidelity VIP MidCap Portfolio	14.09	16.04	0

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
and Estate Planning Rider
	Accumulation Unit Value at		Number of Accumulation
		Accumulation Unit
	Beginning of	Value at End of	Units at End of
Investment Division	Period (12/31/04)	Period (12/31/05)	Period
Fidelity VIP Money Market Portfolio	9.33	9.27	0
Fidelity VIP Overseas Portfolio	12.27	14.07	0
Fidelity VIP Value Strategies Portfolio	11.02	10.89	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.41	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.12	0
Goldman Sachs VIT Mid Cap Value Fund	10.00	11.05	0
Janus Aspen Series Growth and Income Portfolio	12.73	13.80	0
JPMorgan Bond Portfolio (Series Trust II)	10.48	10.39	0
JPMorgan Small Company (Series Trust II) Portfolio	12.05	12.02	0
Lord Abbett Series Fund Growth & Income Portfolio	10.99	10.94	0
Lord Abbett Series Fund International Portfolio	13.29	16.24	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	12.96	13.54	0
MFS VIT Growth Series	9.30	9.77	0
MFS VIT Investors Trust Series	9.86	10.18	0
MFS VIT New Discovery Series	8.97	9.09	0
MFS VIT Research Series	10.12	10.51	0
Neuberger Berman Fasciano Portfolio	10.00	10.04	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.12	0
Neuberger Berman Regency Portfolio	10.00	10.93	0
PIMCO VIT High Yield Portfolio	11.32	11.37	0
PIMCO VIT Low Duration Portfolio	9.65	9.40	380
PIMCO VIT Real Return Portfolio	10.85	10.68	0
PIMCO VIT Total Return Portfolio	10.07	9.95	357
Premier VIT OpCap Small Cap Portfolio	10.00	9.32	0
Premier VIT PEA Renaissance Portfolio	10.00	9.83	0
Rydex VT Government Long Bond Advantage Fund	10.00	10.38	0
Rydex VT Inverse Government Long Bond Fund	8.82	8.06	0
Rydex VT Inverse OTC Fund	5.60	5.48	0
Rydex VT Inverse S&P Fund	7.24	6.93	0
Rydex VT Nova Fund	10.16	10.19	0
Rydex VT OTC Fund	11.07	10.80	0
Rydex VT Sector Rotation Fund	11.14	12.22	0
Rydex VT U.S. Govt Money Market Fund	9.13	8.99	0
Van Eck Worldwide Bond Fund	12.62	11.81	0
Van Eck Worldwide Emerging Markets Fund	14.94	19.03	0
Van Eck Worldwide Hard Assets Fund	15.37	22.50	0
Van Eck Worldwide Real Estate Fund	17.41	20.33	0

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders
			Number of
	Accumulation Unit Accumulation Unit		Accumulation
	Value at Beginning	Value at End of	Units at End of
Investment Division	of Period 12/31/03	Period 12/31/04	Period
2004
AIM V.I. Financial Services Fund[1]	11.01	11.85	4,870
AIM V.I. Global Health Care Fund[2]	9.96	10.61	9,390
AIM V.I. Technology Fund[3]	9.41	9.75	1,989
AIM V.I. Utilities Fund[4]	9.93	12.16	20,836

Base Contract – with No Riders
			Number of
	Accumulation Unit	Accumulation Unit	Accumulation
	Value at Beginning	Value at End of	Units at End of
Investment Division	of Period 12/31/03	Period 12/31/04	Period
Alger American Growth Portfolio	9.31	9.73	49,702
Alger American Leveraged AllCap Portfolio	9.15	9.80	15,807
Alger American MidCap Growth Portfolio	10.66	11.94	32,344
Alger American Small Capitalization Portfolio	10.62	12.26	15,677
Amer Century VP Balanced Fund	10.74	11.68	1,941
Amer Century VP Capital Appreciation Fund	9.51	10.14	1,990
Amer Century VP Income & Growth Fund	10.31	11.49	1,887
Amer Century VP International Fund	10.38	11.80	112,135
Amer Century VP Value Fund	11.27	12.75	78,229
Calvert VS Social Equity Portfolio)	10.38	11.02	878
Calvert VS Social Mid Cap Growth Portfolio	10.20	11.05	2,001
Calvert VS Social Small Cap Growth Portfolio	9.90	10.83	18,012
Fidelity VIP Asset ManagerSM Portfolio	10.53	10.97	3,688
Fidelity VIP Asset Manager: Growth® Portfolio	10.25	10.73	4,727
Fidelity VIP Balanced Portfolio	10.59	11.03	6,921
Fidelity VIP Contrafund Portfolio	11.46	13.07	38,164
Fidelity VIP Equity-Income Portfolio	10.77	11.87	53,682
Fidelity VIP Growth & Income Portfolio	10.25	10.72	4,516
Fidelity VIP Growth Opportunities Portfolio	10.24	10.84	6,508
Fidelity VIP Growth Portfolio	9.29	9.49	44,408
Fidelity VIP High Income Portfolio	12.84	13.91	85,610
Fidelity VIP Index 500 Portfolio	9.97	10.90	98,733
Fidelity VIP Investment Grade Bond Portfolio	11.22	11.58	33,991
Fidelity VIP MidCap Portfolio	12.33	15.22	24,160
Fidelity VIP Money Market Portfolio	10.05	10.08	74,003
Fidelity VIP Overseas Portfolio	11.81	13.26	23,962
Fidelity VIP Value Strategies Portfolio (5/1/2004-12/31/2004)	10.00	11.21	0
JPMorgan Bond Portfolio (Series Trust II)	10.89	11.25	45,720
JPMorgan Small Company (Series Trust II) Portfolio	7.62	12.93	14,436
Janus Aspen Series Growth and Income Portfolio	0.00	13.35	3,887
Lord Abbett Series Fund Growth & Income Portfolio	8.20	11.87	16,188
Lord Abbett Series Fund International Portfolio	8.58	14.36	3,124
Lord Abbett Series Fund Mid-Cap Value Portfolio	9.22	14.01	45,732
MFS VIT Growth Series	6.99	10.04	6,140
MFS VIT Investors Trust Series	8.02	10.65	679
MFS VIT New Discovery Series	6.97	9.69	14,704
MFS VIT Research Series	7.76	10.94	2,851
PIMCO VIT High Yield Portfolio	10.90	11.83	101,819
PIMCO VIT Low Duration Portfolio	10.00	10.09	1,862
PIMCO VIT Real Return Portfolio	10.51	11.34	4,511
PIMCO VIT Total Return Portfolio	10.13	10.53	129,543
Rydex VT Arktos Fund	11.10	6.02	5,889
Rydex VT Juno Fund ( 5/1/04-12/31/04)	10.00	8.97	804
Rydex VT Nova Fund	6.97	10.90	18,768
Rydex VT OTC Fund	7.61	11.88	4,750
Rydex VT Sector Rotation Fund ( 5/1/04-12/31/04)	10.00	11.34	161
Rydex VT U.S. Govt Money Market Fund	9.87	9.80	712
Rydex VT Ursa Fund	11.55	7.77	572
Van Eck Worldwide Bond Fund	10.57	13.37	3,171

Base Contract – with No Riders
			Number of Accumulation Units at End of Period
	Accumulation Unit Value at Beginning of Period 12/31/03	Accumulation Unit Value at End of Period 12/31/04

Investment Division
Van Eck Worldwide Emerging Markets Fund	8.42	16.04	7,192
Van Eck Worldwide Hard Assets Fund	9.41	16.61	11,791
Van Eck Worldwide Real Estate Fund	10.26	18.44	10,095
[1]Formerly INVESCO VIF-Financial Services Fund
[2]Formerly INVESCO VIF-Health Sciences Fund
[3]Formerly INVESCO VIF-Technology Fund
[4]Formerly INVESCO VIF-Utilities Fund

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
			Number of Accumulation Units at End of Period
	Accumulation Unit Value at Beginning of Period 12/31/03	Accumulation Unit Value at End of Period 12/31/04

Investment Division
2004
AIM V.I. Financial Services Fund[1]	10.46	10.97	0
AIM V.I. Global Health Care Fund[2]	9.47	9.82	0
AIM V.I. Technology Fund[3]	9.00	9.08	0
AIM V.I. Utilities Fund[4]	9.50	11.32	0
Alger American Growth Portfolio	8.85	9.01	0
Alger American Leveraged AllCap Portfolio	8.69	9.07	0
Alger American MidCap Growth Portfolio	10.13	11.05	0
Alger American Small Capitalization Portfolio	10.10	11.35	0
Amer Century VP Balanced Fund	10.21	10.81	0
Amer Century VP Capital Appreciation Fund	9.04	9.38	0
Amer Century VP Income & Growth Fund	9.80	10.64	0
Amer Century VP International Fund	9.86	10.92	0
Amer Century VP Value Fund	10.71	11.80	0
Calvert VS Social Equity Portfolio	9.93	10.27	0
Calvert VS Social Mid Cap Growth Portfolio	9.76	10.29	0
Calvert VS Social Small Cap Growth Portfolio	9.47	10.09	0
Fidelity VIP Asset ManagerSM Portfolio	10.01	10.16	0
Fidelity VIP Asset Manager: Growth® Portfolio	9.74	9.93	0
Fidelity VIP Balanced Portfolio	10.07	10.21	0
Fidelity VIP Contrafund Portfolio	10.89	12.10	0
Fidelity VIP Equity-Income Portfolio	10.24	10.98	0
Fidelity VIP Growth & Income Portfolio	9.75	9.92	0
Fidelity VIP Growth Opportunities Portfolio	9.73	10.03	0
Fidelity VIP Growth Portfolio	8.83	8.78	0
Fidelity VIP High Income Portfolio	12.20	12.88	0
Fidelity VIP Index 500 Portfolio	9.48	10.09	0
Fidelity VIP Investment Grade Bond Portfolio	10.67	10.72	0
Fidelity VIP MidCap Portfolio	11.72	14.09	0
Fidelity VIP Money Market Portfolio	9.56	9.33	0
Fidelity VIP Overseas Portfolio	11.23	12.27	0
Fidelity VIP Value Strategies Portfolio (Period from 5/31/04-12/31/04)	10.00	11.02	0
JPMorgan Bond Portfolio (Series Trust II)	10.41	10.48	0
JPMorgan Small Company (Series Trust II) Portfolio	9.82	12.05	0
Janus Aspen Series Growth and Income Portfolio	11.79	12.73	0

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
			Number of Accumulation Units at End of Period
	Accumulation Unit Value at Beginning of Period 12/31/03	Accumulation Unit Value at End of Period 12/31/04

Investment Division
Lord Abbett Series Fund Growth & Income Portfolio	10.11	10.99	0
Lord Abbett Series Fund International Portfolio	11.42	13.29	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.84	12.96	0
MFS VIT Growth Series	8.55	9.30	0
MFS VIT Investors Trust Series	9.20	9.86	0
MFS VIT New Discovery Series	8.75	8.97	0
MFS VIT Research Series	9.08	10.12	0
PIMCO VIT High Yield Portfolio	10.71	11.32	0
PIMCO VIT Low Duration Portfolio	9.82	9.65	0
PIMCO VIT Real Return Portfolio	10.32	10.85	0
PIMCO VIT Total Return Portfolio	9.95	10.07	0
Rydex VT Arktos Fund	6.59	5.60	0
Rydex VT Juno Fund (Period from 5/31/04-12/31/04)	10.00	8.82	0
Rydex VT Nova Fund	9.19	10.16	0
Rydex VT OTC Fund	10.49	11.07	0
Rydex VT Sector Rotation Fund (Period from 5/31/04-12/31/04)	10.00	11.14	0
Rydex VT U.S. Govt Money Market Fund	9.45	9.13	0
Rydex VT Ursa Fund	8.36	7.24	0
Van Eck Worldwide Bond Fund	11.99	12.62	0
Van Eck Worldwide Emerging Markets Fund	12.31	14.94	0
Van Eck Worldwide Hard Assets Fund	12.86	15.37	0
Van Eck Worldwide Real Estate Fund	13.25	17.41	0
[1]Formerly INVESCO VIF-Financial Services Fund
[2]Formerly INVESCO VIF-Health Sciences Fund [3]Formerly INVESCO VIF-Technology Fund
[4]Formerly INVESCO VIF-Utilities Fund

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders
			Number of Accumulation Units at End of Period
	Accumulation Unit Value at Beginning of Period 12/31/02	Accumulation Unit Value at End of Period 12/31/03

Investment Division
2003
Alger American Growth Portfolio	6.96	9.31	20,975
Alger American Leveraged AllCap Portfolio	6.85	9.15	17,909
Alger American MidCap Growth Portfolio	7.28	10.66	14,172
Alger American Small Capitalization Portfolio	7.53	10.62	9,790
Amer Century VP Balanced Portfolio	9.08	10.74	1,303
Amer Century VP Capital Appreciation Portfolio	7.97	9.51	1,261
Amer Century VP Income & Growth Portfolio	8.05	10.31	1,689
Amer Century VP International Portfolio	8.42	10.38	32,602
Amer Century VP Value Portfolio	8.83	11.27	25,644
Berger IPT - Large Cap Growth Fund	7.64	0.00	0
Berger IPT - Small Company Growth Fund	5.96	0.00	0
Calvert VS Social Equity Portfolio	8.58	10.38	413
Calvert VS Social Mid Cap Growth Portfolio	7.82	10.20	287
Calvert VS Social Small Cap Growth Portfolio	7.16	9.90	5,518
Fidelity VIP Asset ManagerSM Portfolio	9.04	10.53	2,667
Fidelity VIP Asset Manager: Growth® Portfolio	8.41	10.25	4,349
Fidelity VIP Balanced Portfolio	9.11	10.59	4,855

Base Contract – with No Riders
	Accumulation Unit Value at Beginning of Period 12/31/02	Accumulation Unit Value at End of Period 12/31/03	Number of Accumulation Units at End of Period

Investment Division
Fidelity VIP Contrafund Portfolio	9.02	11.46	11,557
Fidelity VIP Equity-Income Portfolio	8.36	10.77	17,667
Fidelity VIP Growth & Income Portfolio	8.38	10.25	3,241
Fidelity VIP Growth Opportunities Portfolio	7.99	10.24	5,070
Fidelity VIP Growth Portfolio	7.08	9.29	8,753
Fidelity VIP High Income Portfolio	10.22	12.84	15,851
Fidelity VIP Index 500 Portfolio	7.86	9.97	33,565
Fidelity VIP Investment Grade Bond Portfolio	10.80	11.22	11,255
Fidelity VIP MidCap Portfolio	9.00	12.33	10,071
Fidelity VIP Money Market Portfolio	10.05	10.05	39,326
Fidelity VIP Overseas Portfolio	8.34	11.81	5,802
INVESCO VIF-Financial Services Fund	8.57	11.01	4,577
INVESCO VIF-Health Sciences Fund	7.87	9.96	7,576
INVESCO VIF-Technology Fund	6.54	9.41	1,200
INVESCO VIF-Utilities Fund	8.54	9.93	2,635
J.P. Morgan Bond Portfolio (Series Trust II)	10.60	10.89	21,153
J.P. Morgan Small Company (Series Trust II) Portfolio	7.62	10.27	2,567
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	12.04	826
LEVCO Equity Value Fund	7.40	9.43	0
Lord Abbett Growth & Income Portfolio	8.20	10.64	6,819
Lord Abbett International Portfolio	8.58	12.01	1,045
Lord Abbett Mid-Cap Value Portfolio	9.22	11.40	17,624
MFS VIT Growth Series	6.99	9.00	3,538
MFS VIT Investors Trust Series	8.02	9.68	147
MFS VIT New Discovery Series	6.97	9.21	12,198
MFS VIT Research Series	7.76	9.56	2,642
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.90	86,615
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	10.00	989
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.51	3,015
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.13	38,780
Rydex VT Arktos Fund	11.10	6.89	601
Rydex VT Nova Fund	6.97	9.60	17,298
Rydex VT OTC Fund	7.61	10.97	2,116
Rydex VT U.S. Govt Money Market Fund	9.97	9.87	791
Rydex VT Ursa Fund	11.55	8.74	1,220
Van Eck Levin Mid Cap Value Fund	10.26	0.00	0
Van Eck Worldwide Bond Fund	10.57	12.37	2,810
Van Eck Worldwide Emerging Markets Fund	8.42	12.86	3,811
Van Eck Worldwide Hard Assets Fund	9.41	13.52	7,461
Van Eck Worldwide Real Estate Fund	10.26	13.67	6,141

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
			Number of Accumulation Units at End of Period
	Accumulation Unit Value at Beginning of Period 12/31/02	Accumulation Unit Value at End of Period 12/31/03

Investment Division
2003
Alger American Growth Portfolio	6.79	8.85	0
Alger American Leveraged AllCap Portfolio	6.69	8.69	0
Alger American MidCap Growth Portfolio	7.11	10.13	0
Alger American Small Capitalization Portfolio	7.35	10.10	0
Amer Century VP Balanced Portfolio	8.86	10.21	0
Amer Century VP Capital Appreciation Portfolio	7.78	9.04	0
Amer Century VP Income & Growth Portfolio	7.86	9.80	0
Amer Century VP International Portfolio	8.22	9.86	0
Amer Century VP Value Portfolio	8.62	10.71	0
Berger IPT - Large Cap Growth Fund	7.51	0.00	0
Berger IPT - Small Company Growth Fund	5.86	0.00	0
Calvert VS Social Equity Portfolio	8.43	9.93	0
Calvert VS Social Mid Cap Growth Portfolio	7.68	9.76	0
Calvert VS Social Small Cap Growth Portfolio	7.03	9.47	0
Fidelity VIP Asset ManagerSM Portfolio	8.82	10.01	0
Fidelity VIP Asset Manager: Growth® Portfolio	8.21	9.74	0
Fidelity VIP Balanced Portfolio	8.89	10.07	0
Fidelity VIP Contrafund Portfolio	8.81	10.89	0
Fidelity VIP Equity-Income Portfolio	8.16	10.24	0
Fidelity VIP Growth & Income Portfolio	8.18	9.75	0
Fidelity VIP Growth Opportunities Portfolio	7.80	9.73	0
Fidelity VIP Growth Portfolio	6.91	8.83	0
Fidelity VIP High Income Portfolio	9.98	12.20	0
Fidelity VIP Index 500 Portfolio )	7.67	9.48	0
Fidelity VIP Investment Grade Bond Portfolio	10.54	10.67	0
Fidelity VIP MidCap Portfolio	8.79	11.72	0
Fidelity VIP Money Market Portfolio	9.81	9.56	0
Fidelity VIP Overseas Portfolio	8.14	11.23	0
INVESCO VIF-Financial Services Fund	8.37	10.46	0
INVESCO VIF-Health Sciences Fund	7.68	9.47	0
INVESCO VIF-Technology Fund	6.42	9.00	0
INVESCO VIF-Utilities Fund	8.39	9.50	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.41	10.41	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.49	9.82	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.79	0
LEVCO Equity Value Fund	7.23	8.96	0
Lord Abbett Growth & Income Portfolio	8.00	10.11	0
Lord Abbett International Portfolio	8.38	11.42	0
Lord Abbett Mid-Cap Value Portfolio	9.00	10.84	0
MFS VIT Growth Series	6.82	8.55	0
MFS VIT Investors Trust Series	7.83	9.20	0
MFS VIT New Discovery Series	6.80	8.75	0
MFS VIT Research Series	7.57	9.08	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.71	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.82	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.32	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	9.95	0

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
	Accumulation Unit Value at Beginning of Period 12/31/02	Accumulation Unit Value at End of Period 12/31/03	Number of Accumulation Units at End of Period

Investment Division
Rydex VT Arktos Fund	10.91	6.59	0
Rydex VT Nova Fund	6.84	9.19	0
Rydex VT OTC Fund	7.48	10.49	0
Rydex VT U.S. Govt Money Market Fund	9.79	9.45	0
Rydex VT Ursa Fund	11.35	8.36	0
Van Eck Levin Mid Cap Value Fund	10.21	0.00	0
Van Eck Worldwide Bond Fund	10.52	11.99	0
Van Eck Worldwide Emerging Markets Fund	8.27	12.31	0
Van Eck Worldwide Hard Assets Fund	9.19	12.86	0
Van Eck Worldwide Real Estate Fund	10.21	13.25	0

Table 1 – 0.95% Asset Charge
Base Contract – with No Riders			Number of Accumulation Units at End of Period
		Accumulation Unit Value at End of Period 12/31/02
	Accumulation Unit Value at Beginning of Period 12/31/01

Investment Division
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.96	249
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.85	2,727
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.28	274
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.53	1,559
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.08	11
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.97	24
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.05	127
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.42	432
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.83	1,002
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.64	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.96	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.58	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.82	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.16	0
Fidelity VIP Asset ManagerSM Portfolio (2/1/02 – 12/31/02)	10.00	9.04	27
Fidelity VIP Asset Manager: Growth® Portfolio (2/1/02 – 12/31/02)	10.00	8.41	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.11	48
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.02	1,090
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.36	1,379
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.38	1,518
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.99	1,757
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.08	5,692
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.22	10
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.86	4,605
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.80	2,855
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	9.00	681
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.05	1,845
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.34	458
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.57	1,183
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.87	1,449
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.54	120
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.54	0

Base Contract – with No Riders			Number of Accumulation Units at End of Period
	Accumulation Unit Value at Beginning of Period 12/31/01
		Accumulation Unit Value at End of Period 12/31/02

Investment Division
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.60	1,950
J.P. Morgan Small Company (Series Trust II) Portfolio
(5/1/02 – 12/31/02)	10.00	7.62	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.40	13
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.20	328
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.58	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.22	1,983
MFS VIT Growth Series (2/1/02 – 12/31/02)	10.00	6.99	27
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	8.02	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.97	860
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.76	1,260
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.10	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.97	345
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.61	310
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.97	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.55	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.26	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.57	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.42	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.41	21
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.26	0

Table 2 – 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
	Accumulation Unit Value at Beginning of Period 12/31/01	Accumulation Unit Value at End of Period 12/31/02	Number of Accumulation Units at End of Period

Investment Division
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02 )	10.00	6.79	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.69	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.11	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.35	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.86	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.78	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.86	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.22	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.62	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.51	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02 )	10.00	5.86	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.43	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.68	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.03	0
Fidelity VIP Asset ManagerSM Portfolio (2/1/02 – 12/31/02)	10.00	8.82	0
Fidelity VIP Asset Manager: Growth® Portfolio (2/1/02 – 12/31/02)	10.00	8.21	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.89	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.81	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.16	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.18	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.80	0

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
			Number of
	Accumulation Unit Accumulation Unit		Accumulation
	Value at Beginning	Value at End of	Units at End of
Investment Division	of Period 12/31/01	Period 12/31/02	Period
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.91	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.67	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.54	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02 )	10.00	8.79	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.81	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.14	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.37	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.68	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.42	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.39	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.41	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 –
12/31/02)	10.00	7.49	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.23	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.00	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.38	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
MFS VIT Growth Series (2/1/02 – 12/31/02)	10.00	6.82	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.83	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.80	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.57	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.91	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.84	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.48	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.79	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.35	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.21	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.52	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.27	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.19	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.21	0

APPENDIX I

Guaranteed Minimum Withdrawal Benefit - Examples

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.

  Your guaranteed amount is $100,000, which is Your initial premium.

  Your payment amount is $7,000, which is 7% of Your initial Guaranteed Amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then

  Your guaranteed amount is $150,000, which is Your prior guaranteed amount
  ($100,000) plus Your additional premium payment ($50,000).

  Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium payment ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then

  Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).

  Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the “new Guaranteed Amount”) and the withdrawal is deducted from the contract’s accumulation value (this is the “new accumulation value”). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new Guaranteed Amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new Guaranteed Amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.

Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your “new accumulation value”.

  Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your “new Guaranteed Amount”.

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your “new accumulation value”.

  Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your “new Guaranteed Amount”.

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your “new accumulation value”.

  Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your “new Guaranteed Amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to “step up” Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.

Your new payment amount is equal to 7% of Your new Guaranteed Amount, or $14,000.

APPENDIX II

Guaranteed Income 5 – Examples

Basic Calculations

Example 1: Assume You select the Guaranteed Income 5 rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.

  Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.

  Your GPA is $5,000, which is 5% of Your initial GPB.

  Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then:

  Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).

  Your GPA is $7,500, which is Your prior GPA ($5,000) plus 5% of Your additional premium payment ($2,500).

  Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1. If You take the maximum GPA ($5,000) before the end of the first contract year, then

  Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the GPA ($5,000).

  Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).

  Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.

  GPB is $100,000, which was Your initial premium.

  GPA is $5,000, which is 5% of Your initial GPB.

  Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then

  Your GPB is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

  Your GPA is $5,000, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

  Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1. If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then

  Your GPB is $40,000, which is the lesser of Your new accumulation value, then($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).

  Your GPA is $4,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

  Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then

  Your GPB is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

  Your GPA is $2,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

  Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to “Step-Up” Your benefit after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been in force, and Your accumulation value at the time of step up is $200,000, then

  Your GPB is $200,000, which is Your accumulation value on the Step-Up Date.

  Your new GPA is $10,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

  Your new LPA is $10,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000. If You elect to “Step-Up” Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then

  Your GPB is $90,000, which is Your accumulation value on the Step-Up Date.

  Your new GPA is $5,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

  Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a bonus credit, then

  Your GPB is $105,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 5% of Your initial GPB ($100,000).

  Your GPA is $5,250, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).

  Your LPA is $5,250, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. If You have not taken any withdrawals in year 2, You would get a bonus credit, then

  Your GPB is $100,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 5% of Your initial GPB ($100,000).

  Your GPA is $5,000, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).

  Your LPA is $5,000, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).

Example 12: Assume the same facts as in Example 11. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2. Now assume You took a withdrawal in year 3 for $50,000. You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $5,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 through 10.

GPA is more than LPA

Example 13: Assume the same facts as in Example 1, except the issue age is 60. Since the issue age is 60, the LPA would not calculate for 5 years (until age 65). Assume You take withdrawals of $5,000 each of the first 5 contract years, then

  Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 contract years.

  Your GPA is $5,000, which is Your initial GPA ($5,000), since You have not taken more than Your GPA in any contract year.

  Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 12. If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and

  Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.

  Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).

  Your LPA is $3,550, which is 5% times Your GPB ($71,000).

APPENDIX III

Guaranteed Income Select Rider - Examples

Example 1: Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue. At age 65, the contract holder wishes to annuitize for a life payout option.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$100,000.00
	Base Contract Income Factor	5.69
	Base Contract Monthly Income Payment	$569.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual Step-Up Benefit	$125,000
	GMIB Accumulation value (greater of roll-up and Annual Step-
	Up benefit)	$162,889
	GMIB Income Factor	4.65
	GMIB Monthly Income Payment	$757.44

	Monthly Income Payment (greatest income payment)	$757.44

Example 2: Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$140,000.00
	Base Contract Income Factor	5.69
	Base Contract Monthly Income Payment	$796.60

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual Step-Up Benefit	$190,000
	GMIB Accumulation value (greater of roll-up and Annual Step-
	Up benefit)	$190,000
	GMIB Income Factor	4.65
	GMIB Monthly Income Payment	$883.50

	Monthly Income Payment (greatest income payment)	$883.50

Example 3: Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$150,000.00
	Base Contract Income Factor	5.69
	Base Contract Monthly Income Payment	$853.50

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual Step-Up Benefit	$160,000
	GMIB accumulation value (greater of roll-up and Annual
	Step-Up benefit)	$162,889
	GMIB Income Factor	4.65
	GMIB Monthly Income Payment	$757.44

	Monthly Income Payment (greatest income payment)	$853.50

Example 4: Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue. At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age		Contract Values
55	Initial Premium	$100,000.00
65	Base Contract Account Value before GMAB benefit	$90,000.00
	GMAB Benefit	$100,000.00
	Base Contract Account Value after GMAB benefit	$100,000.00
Example 5: Assumes the same facts as Example 4.
Age		Contract Values
55	Initial Premium	$100,000.00
65	Base Contract Account Value before GMAB benefit	$150,000.00
	GMAB Benefit	$100,000.00
	Base Contract Account Value after GMAB benefit	$150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company
4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)
Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE

NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Through Midland National Life Separate Account C)

4601 Westown Parkway, Suite 300
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)
Fax: (866) 270-9565 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity (“contract”) offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2010, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2010

THE CONTRACT	3
Entire Contract	3
Changes to the Contract	3
Incontestability	3
Misstatement of Age or Sex	3
Non-participating	3
Claims of Creditors	3
Minimum Benefits	3
Ownership	4
Assignment	4
Accumulation Unit Value	4
Annuity Payments	5
CALCULATION OF YIELDS AND TOTAL RETURNS	6
Money Market Investment Division Yield Calculation	6
Other Investment Division Yield Calculations	7
Standard Total Return Calculations	8
Cumulative Total Returns	9
Adjusted Historical Performance Data	9
FEDERAL TAX MATTERS	10
Tax-Free Exchanges (Section 1035)	10
Required Distributions	10
Non-Natural Person owners	10
Diversification Requirements	11
Owner Control	11
Taxation of Qualified Contracts	11
DISTRIBUTION OF THE CONTRACTS	12
SAFEKEEPING OF ACCOUNT ASSETS	14
STATE REGULATION	14
RECORDS AND REPORTS	14
LEGAL MATTERS	15
FINANCIAL MATTERS	15
OTHER INFORMATION	15
CONDENSED FINANCIALS	15
FINANCIAL STATEMENTS	514

THE CONTRACT

ENTIRE CONTRACT

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP

The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)	Any assignee of record with Us;
2)	Any irrevocable beneficiary; and
3)	Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice. The assignment does not take effect until We accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

  First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

  Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

  Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with the highest possible combination of the riders, is currently 0.00986% which as an effective annual rate of 3.60%. The highest possible combination of rider charges is for all riders except for the Surrender Charge Rider the Guaranteed Income SelectRider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit and the Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed IncomeSelector Estate Planning Riders. The Guaranteed Income 5Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed IncomeSelector the Higher Education Riders.

  Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor 0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called “the money market investment divisions” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]
cd

Where:	a =	net investment income earned during the period by the portfolio (or substitute funding vehicle)
attributable to shares owned by the investment division.
	b =	expenses accrued for the period (net of reimbursements).
	c =	the average daily number of units outstanding during the period.
	d =	the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)[n] = ERV
Where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $18,210 so it is calculated as $30/$X.XX, or 0.16% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the premium bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland National may disclose the following types of average annual total return:

1.	The contract is surrendered and has the premium bonus credit and all other possible optional riders;
2.	The contract is surrendered, but neither the bonus nor any other riders are selected;
3.	The contract is surrendered, the bonus is selected but no other riders are selected;
4.	The contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and
5.	The contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

     Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1
Where:	CTR =	the cumulative total return net of investment division recurring charges for the period.
	ERV =	ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
	P =	an assumed initial payment of $1,000

     The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

     Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $18,210 so it is calculated as $30/$18,210, or 0.16% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. Total commissions and underwriting fees are as follows:

		Aggregate Amount of Underwriting
	Amount of Commissions Paid to	Fee Paid to Sammons Securities
Fiscal Year	Sammons Securities Company *	Company**
2006	$6,269,790	$388,182
2007	$3,935,859	$437,630
2008	$2,964,257	$173,599

*Represents commissions paid on National Advantage Variable Annuity contracts.

**Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

  sales representative training allowances,

  deferred compensation and insurance benefits,

  advertising expenses, and

  all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

  “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

  sales promotions relating to the contracts;

  costs associated with sales conferences and educational seminars for their sales representatives; and

  other sales expenses incurred by them.

We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives. During 2008, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2008, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount. The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus. The information for all other accumulation unit values are shown below.

Table 1 1.05% Asset Charge
     Base Contract
with GMWB Conservative
Asset Allocation Model
                                                                                                                               -

                                                                                                                               -
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                 Value at Beginning   Value at End of
                                                                of Period (12/31/07) Period (12/31/08)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2008
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                        9.53               11.07                 0.00
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                       11.82               23.24                   0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               12.29               23.08                   0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                14.95               13.65                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio                               12.93               17.41                 20.33
--------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio                          16.79               22.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                14.58               10.94                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                   14.75               22.68                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                      11.45               10.91                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                          18.38               25.72                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                               11.58               22.45                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                          10.95               13.43                107.34
--------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                 15.50               22.29                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                           11.87               10.81                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                 11.75               22.14                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                         11.75               25.25                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                         11.23               12.44                 18.83
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     11.98               21.91                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             11.43               13.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                 12.35                8.69                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                          12.73                8.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        12.42                8.09                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      13.80                7.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   12.26                6.94                 31.86
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 13.15                7.56                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            13.56                6.02                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          13.70                7.14                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     11.20                8.30                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       12.17                7.57                 49.08
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.60               10.13                113.28
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          13.71                8.19                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.91               11.12                 80.06
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        15.00                8.32                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                12.44                6.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                               12.34                8.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                   12.07                7.52                 19.97
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                      9.29                6.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                12.21                7.11                   0
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                              10.35                8.60                 55.50
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                     10.70                7.20                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                      12.27                7.72                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                        14.91                7.15                 54.74
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                        11.30                6.78                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                  13.52                8.35                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         12.58                8.31                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           11.60                6.94                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                12.41                7.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small-Cap Portfolio                                   10.56                6.32                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth Portfolio                              14.58                8.15                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                     11.67                6.26                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                         11.09                8.40                 37.93
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       10.95               10.79                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                        10.97               10.09                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                       11.03               11.43                219.86
--------------------------------------------------------------------------------------------------------------------------------
Premier VIT NACM Small Cap Portfolio                                   12.58                7.27                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                       10.26               14.70                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                    10.22                7.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R)Strategy Fund                              8.31               12.17                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy
Fund                                                                    9.01               12.42                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     12.09                5.44                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)Fund                                              12.61                7.25                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                          14.42                8.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                             10.62               10.63                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            11.26               11.54                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                21.51                7.50                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     20.84               11.11                 13.02
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     14.54               11.07                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 2 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset
Allocation Model
                                                                                                                               -

                                                                                                                               -
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                 Value at Beginning   Value at End of
                                                                of Period (12/31/07) Period (12/31/08)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2008
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                        9.51               23.24                   0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                       11.80               23.08                   0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               12.26               13.65                   0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                14.92               17.41                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio                               12.90               22.84                1868.85
--------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio                          16.75               10.94                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                14.55               22.68                182.20
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                   14.71               10.91                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                      11.42               25.72                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                          18.34               22.45                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                               11.55               13.43                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                          10.92               22.29                2182.23
--------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                 15.46               10.81                1329.59
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                           11.85               22.14                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                 11.72               25.25                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                         11.73               12.44                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                         11.20               21.91                1839.04
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     11.95               13.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             11.40                7.08                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                 12.33                8.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                          12.70                8.04                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        12.39                8.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      13.77                7.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   12.23                6.91                666.05
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 13.12                7.53                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            13.53                6.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          13.67                7.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     11.17                8.27                490.06
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       12.14                7.54                2693.21
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.57               10.09                514.80
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          13.68                8.17                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.88               11.08                3089.98
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        14.96                8.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                12.41                5.98                   0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                               12.32                7.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                   12.04                7.49                370.25
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                      9.27                6.04                974.67
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                12.19                7.09                   0
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                              10.32                8.58                3148.42
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                     10.67                7.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                      12.24                7.69                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                        14.87                7.12                1951.61
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                        11.28                6.76                1018.51
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                  13.49                8.33                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         12.55                8.28                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           11.58                6.92                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                12.38                7.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small-Cap Portfolio                                   10.53                6.30                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth Portfolio                              14.55                8.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                     11.64                6.24                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                         11.07                8.37                813.96
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       10.92               10.75                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                        10.95               10.06                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                       11.00               11.40                5924.25
--------------------------------------------------------------------------------------------------------------------------------
Premier VIT NACM Small Cap Portfolio                                   12.55                7.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                       10.23               14.65                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                    10.19                7.03                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R)Strategy Fund                              8.29               12.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy
Fund                                                                    8.99               12.37                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     12.06                5.43                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)Fund                                              12.58                7.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                          14.38                8.43                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                             10.60               10.59                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            11.23               11.50                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                21.46                7.47                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     20.79               11.07                277.55
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     14.50               23.24                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                 Value at Beginning   Value at End of
                                                                of Period (12/31/07) Period (12/31/08)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2008
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                       10.88               23.08               392189.48
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                       12.94               13.65                1872.06
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               11.36               17.41               42230.68
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                20.60               22.84                7873.55
--------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio                               13.17               10.94               30265.59
--------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio                          17.11               22.68               93164.86
--------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                18.19               10.91               38638.63
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                   19.31               25.72                2732.03
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                      13.50               22.45               13159.60
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                          20.25               13.43                1701.45
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                               13.38               22.29                2401.45
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                          10.92               10.81               20488.59
--------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                 18.80               22.14               15543.93
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                           12.04               25.25                5084.71
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                 12.37               12.44                   0
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                         11.46               21.91                1614.92
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                         14.36               13.24               24312.73
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     13.36                8.48                118.83
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             12.52                7.77                275.90
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                 13.46                9.45                236.03
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                          13.47                8.52                1355.71
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        13.52                8.79                7996.57
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      19.09               10.81               252161.43
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   14.57                8.23               26920.96
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 13.91                7.99                1279.28
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            14.57                6.46                580.22
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          12.94                6.74                2021.31
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     15.52               11.48               18780.36
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       13.25                8.23               51924.04
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           12.25               11.68                5893.45
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          22.31               13.31                6752.57
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.97               11.17               88365.63
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        20.79               11.51               12609.37
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                13.53                6.51                   0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                               12.60                8.15                7218.42
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                   13.24                8.23               11905.45
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                      9.76                6.36                9105.35
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                16.92                9.83                1237.74
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                              11.69                9.71               19503.59
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                     13.90                9.34                1447.16
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                      14.24                8.94               148505.19
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                        23.54               11.27               42228.83
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                        16.39                9.82               179178.26
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                  13.63                8.41                161.07
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         13.54                8.93                1902.08
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           11.25                6.72                6914.82
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                14.02                8.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small-Cap Portfolio                                   10.62                6.35                6227.39
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth Portfolio                              15.55                8.68               129803.49
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                     12.55                6.72                2688.02
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                         13.36               10.09               13851.07
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       10.92               10.75                9949.08
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                        12.39               11.38                7232.24
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                       11.70               12.11               126779.77
--------------------------------------------------------------------------------------------------------------------------------
Premier VIT NACM Small Cap Portfolio                                   12.26                7.07                1102.78
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                       11.03               15.79                6820.80
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                     8.45                5.83                3028.61
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100(R)Strategy Fund                              5.11                7.47               65526.20
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy
Fund                                                                    6.89                9.48               58996.12
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     13.10                5.89               32693.49
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)Fund                                              14.34                8.23                253.81
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                          16.98                9.94               169738.19
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                             10.33               10.33               31054.42
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            14.53               14.88                2077.73
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                38.94               13.55               10845.67
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     43.65               23.24               66665.81
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     28.28               23.08                578.00
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/07)         (12/31/08)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2008
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                  10.82              13.65               16104.68
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                  12.86              17.41                6316.42
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                          11.29              22.84                3965.54
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                           20.48              10.94                8989.64
-------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                          13.09              22.68               43026.83
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                     17.01              10.91               14823.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                           18.08              25.72               17797.19
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio              19.20              22.45                1400.80
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                 13.42              13.43               62058.79
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                     20.13              22.29               13197.85
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                          13.30              10.81                823.20
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                     10.89              22.14               45431.77
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                            18.69              25.25               61345.62
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                      12.00              12.44                3053.17
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                            12.33              21.91                1505.56
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                    11.43              13.24                157.63
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                    14.27              10.31               45257.46
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                13.29               8.42                3402.75
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                        12.45               7.72                4978.53
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                            13.38               9.39                1171.24
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                     13.39               8.46                131.15
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                   13.44               8.73               58600.56
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                 18.97              10.73               81069.05
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                              14.48               8.18               31440.67
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                            13.83               7.93                1677.63
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                       14.49               6.42                329.66
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                     12.86               6.69                3011.23
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                15.42              11.40               13698.48
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                  13.18               8.17               75246.83
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                      12.18              11.60               11398.34
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                     22.17              13.22               17937.86
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                               10.91              11.09               80373.09
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                   20.67              11.43               73024.47
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                           13.48               6.48                3280.05
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                          12.56               8.12                3939.82
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                              13.20               8.20               30389.28
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                9.73                6.34               11097.17
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                           16.84               9.78                   0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                         11.62               9.64               33484.88
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                13.82               9.28                682.41
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                 14.15               8.88               26501.97
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                   23.40              11.19               55414.04
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                   16.29               9.75               36436.77
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                             13.55               8.35                307.36
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                    13.46               8.87                371.48
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                      11.18               6.68                2461.27
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                           13.94               8.77                399.42
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                              10.59               6.32                1053.61
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                         15.51               8.65                2148.56
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                12.52               6.69                730.12
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                    13.29              10.04               15174.97
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                  10.87              10.69                8348.95
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                   12.33              11.31               12062.46
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                  11.64              12.04               145077.14
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                              12.22               7.04                8739.57
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                  11.00              15.72                 81.64
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund               8.42                5.80                1501.80
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                        5.08                7.42                1554.20
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                              6.85                9.42                5887.84
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                13.03               5.85                1412.02
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)Fund                                         14.26               8.18                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                     16.92               9.89                5433.12
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                        10.28              10.26                2261.77
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                       14.46              14.78                3278.44
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                           38.72              13.46               35155.97
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                43.40              23.08               11535.84
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                28.13              13.65                4840.43
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation Model
                                                                                                                              -

                                                                                                                              -
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/07)         (12/31/08)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2008
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                  9.57               17.41                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                  13.12              22.84                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                          11.97              10.94                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                           17.11              22.68                   0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                          14.05              10.91                5033.11
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                     18.05              25.72                   0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                           15.72              22.45                2141.27
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio              16.43              13.43                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                 11.79              22.29                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                     20.82              10.81                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                          12.04              22.14                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                     10.87              25.25                4468.98
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                            16.54              12.44                2014.20
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                      11.98              21.91                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                            12.31              13.24                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                    11.41               6.57                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                    11.65               8.42                4862.29
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                12.42               7.87                   0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                        11.71               7.25                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                            12.50               8.77                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                     12.86               8.13                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                   12.43               8.07                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                 14.96               8.46                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                              12.61               7.12                4158.80
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                            13.23               7.58                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                       13.77               6.09                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                     13.96               7.26                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                11.30               8.35                543.94
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                  12.49               7.74                8794.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                      10.65              10.14                1737.27
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                     15.03               8.96                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                               10.92              11.10                2160.17
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                   16.30               9.01                1504.90
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                           12.70               6.10                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                          12.54               8.10                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                              13.18               8.19                2536.49
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                9.71                6.32                2800.21
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                           13.17               7.64                   0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                         10.47               8.68                4761.62
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                11.16               7.49                   0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                 12.35               7.75                   0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                   17.12               8.18                6759.43
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                   12.18               7.28                941.96
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                             14.17               8.73                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                    13.14               8.65                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                      12.07               7.20                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                           13.33               8.38                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                              15.48               8.63                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                         12.50               6.68                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                10.57               6.31                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                    11.38               8.59                1854.28
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                  10.84              10.65                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                   11.04              10.13                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                  11.16              11.53               12566.43
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                              12.21               7.03                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                  10.98              15.69                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund               9.26                6.38                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                        8.28               12.09                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                              8.66               11.90                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                12.50               5.61                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)Fund                                         12.42               7.12                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                     15.35               8.97                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                        10.56              10.54                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                       11.00              11.24                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                           25.65               8.91                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                25.68              13.65                1088.09
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                16.20              17.41                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and
GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.49                22.84                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.38               10.94                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.65               22.68                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.48               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         13.72               25.72                304.16
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    17.89               22.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.24               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.16               22.29                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.36               10.81                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    20.84               22.14                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.68               25.25                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.85               12.44               1256.53
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.58               21.91                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.96               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.30                9.15                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.39                6.56                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.46                8.99                252.40
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.72                8.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.75                7.28                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.54                8.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.86                8.12                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.59                8.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.64                9.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.32                7.51                452.02
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.36                7.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.98                6.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.39                6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.92                8.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.98                8.04                699.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.81               10.29               1464.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    17.80               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.88               11.06                953.65
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.16                9.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.43                6.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.52                8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.16                8.17                280.04
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.70                 6.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          13.78                7.99                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.63                8.81                948.61
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.36                8.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.21                8.28                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  18.90                9.03                693.43
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  13.97                8.35                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            14.61                9.00                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   13.75                9.05                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.56                6.89                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          14.12                8.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.55                6.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.46                8.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.48                6.67                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.12                9.14                470.85
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.84               10.65                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.55               10.59                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.40               11.78               2904.04
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.19                7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.96               15.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.39                 5.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.52                10.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.08                11.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               13.12                5.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.89                7.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.85                9.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.44               10.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      11.71               11.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          29.40               10.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               32.77               17.41                141.01
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               19.39               22.84                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.72               10.94               12399.56
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.75               22.68               5148.25
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.20               10.91               4649.92
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.31               25.72               3725.07
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.97               22.45               41060.07
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.86               13.43               5655.32
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.92               22.29               14661.08
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             19.03               10.81               1295.60
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.30               22.14               5963.71
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.96               25.25                829.13
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.18               12.44                823.19
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.84               21.91               24075.42
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.52               13.24               38746.89
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.95                7.37               1951.74
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.28                9.13                670.32
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.38                6.54               1520.67
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.15               10.21               42007.26
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               13.18                8.34               2628.35
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       12.34                7.64               2746.73
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           13.26                9.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    13.27                8.38                476.37
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.32                8.64               8543.41
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.81               10.62               37541.63
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.36                8.09               27966.24
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.71                7.85                795.80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.36                6.35                163.36
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.75                6.62               3361.52
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.29               11.28               6888.39
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 13.06                8.09               53680.49
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     12.07               11.48               10179.06
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.98               13.08               12591.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.81               10.98              111853.28
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.49               11.32               20865.80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.40                6.44               2653.21
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.50                8.07               1718.76
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.14                8.15               4290.64
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.68                 6.30               11351.90
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.72                9.69               1324.34
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.53                9.55               17457.07
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.71                9.19               2636.34
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                14.03                8.79               16697.41
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  23.20               11.08               19613.76
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  16.14                9.65               18484.70
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.43                8.27               1832.79
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   13.34                8.77                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.09                6.61               8424.88
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.82                8.68                603.33
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.54                6.29                355.01
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.44                8.59               2586.13
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.46                6.65               4922.33
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   13.20                9.95               8901.47
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.80               10.60               9813.64
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  12.24               11.22               6321.94
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.56               11.94               74343.89
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.17                7.00                122.09
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.95               15.63               2548.79
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.38                 5.76                97.24
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       5.03                 7.35               14002.89
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.80                 9.33               2536.60
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.92                5.80                272.66
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             14.14                8.10               1955.55
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.82                9.83               3619.88
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.19               10.16                116.39
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      14.34               14.65               5529.67
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          38.39               13.33               6973.37
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               43.01               22.84               7920.95
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.92               10.94               1740.20
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.43                22.68                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.70               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         12.16               25.72                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.79               22.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.79               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.61               22.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          14.43               10.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.59               22.14                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.33               25.25                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.19               12.44                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.46               21.91                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.83               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.34                8.32                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.75                7.24                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.63                8.64                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.63                6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.11                8.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.85                7.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.30                6.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.22                8.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.59                7.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.29                7.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.65                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.13                6.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.01                7.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.42                5.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.56                7.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.08                8.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.04                7.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.49                9.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.57                8.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.79               10.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.84                8.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.31                5.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.21                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.94                7.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.19                 5.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.09                7.00                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.24                8.48                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.58                7.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.14                7.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.75                7.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  11.18                6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.38                8.23                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.45                8.19                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.48                6.84                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.28                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.45                6.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.43                8.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.55                6.16                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.98                8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.83               10.63                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.86                9.94                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.91               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.45                7.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.15               14.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.11                6.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.22                11.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.92                12.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.96                5.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.48                7.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    14.26                8.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.51               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      11.14               11.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          21.29                7.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               20.62               10.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.38               22.68                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.66               10.91               20056.28
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.67               25.72               6863.97
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.13               22.45               4597.35
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.19               13.43               15070.54
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.90               22.29              131809.66
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.76               10.81               19639.03
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.82               22.14               47372.90
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.92               25.25               15034.60
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.22               12.44               16297.68
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.84               21.91               11154.73
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.10               13.24               6083.18
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.81               10.47               99807.05
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.41                9.99               88385.78
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.91                7.34               3681.24
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.24                9.10               3210.73
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.34                6.54               2224.37
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.06               10.13              107251.33
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               13.10                8.28               4754.96
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       12.27                7.59               4855.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           13.18                9.23               9070.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    13.19                8.32               6646.18
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.24                8.58               11969.73
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.70               10.55               50013.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.27                8.04               82991.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.63                7.80               26819.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.28                6.31               2015.53
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.68                6.58               22936.30
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.20               11.20              361341.08
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.98                8.03              192126.79
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     12.00               11.41               25323.19
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.85               12.99               16004.98
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.75               10.90              695179.13
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.37               11.24               61972.60
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.36                6.41               4203.22
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.47                8.04               4878.05
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.10                8.12               21496.17
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.66                 6.27               36052.33
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.64                9.64               13647.89
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.46                9.48               76569.09
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.63                9.13               14124.80
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.94                8.73               24249.47
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  23.06               11.00              112217.15
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  16.05                9.58               62970.38
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.35                8.21               1054.73
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   13.26                8.71               6997.95
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.02                6.56               72225.85
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.73                8.62                860.73
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.51                6.26               3518.38
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.39                8.56               6855.80
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.42                6.63               26426.06
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   13.14                9.90               30392.60
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.75               10.54               17547.99
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  12.19               11.16               29718.42
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.51               11.87              350425.86
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.13                6.97               14049.78
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.91               15.57               1553.75
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.35                 5.74               1065.01
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       5.01                 7.30              197787.83
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.76                 9.26               19561.23
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.84                5.76               3138.91
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             14.06                8.04                396.83
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.76                9.78               5212.49
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.13               10.09               54473.84
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      14.27               14.56               5000.44
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          38.18               13.24               28635.37
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               42.76               22.68               39085.30
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.77               10.91               10939.41
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 1.60% Asset Charge
     Base Contract with Minimum Premium Rider and GMWB
     Moderate Asset Allocation Model
                                                                                                                             -

       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.41                25.72                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.67               22.45                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         12.13               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.76               22.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.76               10.81                171.02
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.58               22.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          14.39               25.25                47.79
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.56               12.44                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.30               21.91                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.15               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.43                7.34                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.81               10.46                157.68
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.30                8.30                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.72                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.60                8.62                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.60                6.66                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.09                7.99                95.76
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.82                7.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.28                6.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.20                8.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.56                7.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.26                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.62                7.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.10                6.81                85.93
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.98                7.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.39                5.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.53                7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.06                8.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.01                7.43                259.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.46                9.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.53                8.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.76               10.91                29.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.80                8.16                74.49
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.28                5.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.19                7.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.91                7.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.17                 5.95                53.25
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.06                6.98                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.21                8.45                109.77
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.56                7.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.11                7.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.71                7.02                369.54
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  11.16                6.66                68.28
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.34                8.20                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.42                8.16                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.45                6.82                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.25                7.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.42                6.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.39                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.52                6.14                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.95                8.24                57.58
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.81               10.59                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.83                9.91                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.88               11.22                251.27
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.42                7.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.12               14.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.09                6.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.20                11.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.89                12.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.93                5.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.45                7.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    14.23                8.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.48               10.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      11.11               11.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          21.24                7.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               20.57               10.91                52.10
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.35               25.72                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years

     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 11.96               22.45               1301.12
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 15.00               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         16.43               22.29                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          24.30               10.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         17.66               22.14                93.09
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    22.63               25.25                245.89
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          23.26               12.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             24.74               21.91                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                14.56               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    24.26               12.84                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         16.08               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.77               10.43                575.39
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           21.64               11.73                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.87                7.31                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.20                9.06                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.31                6.49                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   16.07               11.57                76.79
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               15.24                9.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       15.38                9.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           14.59               10.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    15.55                9.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  14.50                9.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                20.26               11.42                528.06
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             17.07                9.60                139.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           15.95                9.12                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      17.39                7.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    17.30                8.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.69               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 16.13                9.97                221.51
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.43               10.85                563.57
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    24.44               14.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.69               10.84                440.54
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  23.93               13.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.31                6.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.43                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.06                8.09                110.84
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.63                 6.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.56                9.58                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.02                9.11                285.62
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               17.75               11.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                16.90               10.57                869.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  26.86               12.81                173.95
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  17.87               10.66                592.03
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            18.37               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   16.04               10.53                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     15.18                9.03                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          17.33               10.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.48                6.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.34                8.52                358.40
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.38                6.60                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   13.08                9.84                186.67
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.70               10.48                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  12.13               11.09                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.45               11.81               1112.27
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.10                6.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.88               15.50                581.40
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.32                 5.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.55                 6.62                336.86
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             5.93                 8.12                404.80
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.59                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             17.70               10.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.70                9.73                619.01
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.13               10.08                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      14.20               14.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          46.28               16.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               48.54               25.72                383.37
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.63               22.45                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Guaranteed Income 5 Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.57               13.43                660.56
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.56               22.29               12928.81
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.04               10.81                690.05
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.02               22.14               27605.17
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.78               25.25              139083.15
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.61               12.44               23433.18
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.66               21.91               31802.21
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.75               13.24               1310.84
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.11               10.26               3781.48
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.66               10.40               13631.29
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.99                8.33                591.03
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.76               10.41              113451.39
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.25                9.89               25061.29
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.86                7.29               1018.04
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.18                9.04               2844.06
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.29                6.48                37.31
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.94               10.03               89030.94
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.99                8.20               16955.67
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       12.17                7.51               11454.89
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           13.07                9.13               3584.60
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    13.07                8.23                723.44
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.12                8.49               6268.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.53               10.44               47837.80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.15                7.95               74806.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.51                7.72               6075.29
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.15                6.24               4951.18
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.56                6.51               16003.10
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.06               11.09               12413.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.87                7.95              183544.57
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.89               11.29               25672.95
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.66               12.86               48523.38
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.65               10.79               93984.08
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.19               11.12               74244.12
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.28                6.36               1832.62
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.41                7.99                931.07
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.04                8.07               29840.06
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.61                 6.23               46806.93
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.52                9.55               4144.45
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.36                9.39               59604.84
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.51                9.04               4582.70
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.82                8.64               4108.79
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.85               10.89              136747.17
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.91                9.48               41806.87
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.23                8.12               3319.79
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   13.14                8.62                355.41
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.92                6.49               34548.82
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.61                8.53               1041.99
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.46                6.22                551.62
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.32                8.51               1136.33
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.37                6.59               13076.08
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   13.05                9.81               33034.31
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.67               10.45               20576.37
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  12.10               11.06               40749.23
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.43               11.77              215688.72
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.08                6.93               7661.08
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.87               15.47               40520.74
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.30                 5.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.96                 7.22               36139.70
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.70                 9.17               31467.69
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.74                5.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.94                7.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.67                9.71               2736.07
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.05                9.99                692.65
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      14.16               14.42               18213.51
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          37.85               13.11               15130.55
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               42.38               22.45               42082.69
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.56               13.43               5126.21
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year
     Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.46                22.29                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.96               10.81                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.82               22.14                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.90               25.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         13.87               12.44               4012.71
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    17.83               21.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          15.52               13.24                155.19
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             16.23                8.51                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.64                9.11                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    20.57               10.88                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.89                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.74               10.39               4472.17
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           16.34                8.85               1487.10
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.84                7.28                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.17                9.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.27                6.46                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.51                8.28               2634.07
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.27                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.56                7.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.35                8.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.70                7.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.27                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.78                8.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.46                7.00               1176.66
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.06                7.46                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.60                5.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.79                7.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.16                8.21                565.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.34                7.62               4981.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.52                9.98                445.67
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    14.85                8.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.79               10.92               4539.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.09                8.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.54                6.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.39                7.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.02                8.06                306.54
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.60                 6.22               1607.67
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          13.01                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.34                8.54               5190.52
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               11.02                7.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.20                7.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  16.91                8.05               5618.47
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  12.03                7.17               1928.09
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.99                8.59                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.97                8.51                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.92                7.08                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.17                8.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.44                6.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.30                8.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.35                6.57                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   11.24                8.45               1942.79
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.70               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.91                9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.02               11.35               9083.47
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.06                6.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.85               15.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.15                 6.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.18                11.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.55                11.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.34                5.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.27                7.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.16                8.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.43               10.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.86               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          25.34                8.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               25.36               13.43                756.57
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               16.00               22.29                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 1.80% Asset Charge
     Base Contract with Guaranteed Income Select Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.50               10.81               9260.64
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.49               22.14               7689.68
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.98               25.25                721.89
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.91               12.44               4801.43
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.71               21.91               12812.53
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.51               13.24               14410.11
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.56                7.18               5966.62
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.64                9.78               1549.82
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.03               10.19               10226.28
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.55               10.33                969.70
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.91                8.28                424.80
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.72               10.36               7023.18
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.14                9.82               16965.40
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.82                7.27               4050.53
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.15                9.01                733.13
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.26                6.45                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.86                9.96               16827.83
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.92                8.14                486.23
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       12.10                7.46               1359.31
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.99                9.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    13.00                8.18                384.87
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.04                8.44               1079.18
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.42               10.37               34630.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.06                7.90               5346.46
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.43                7.66               1109.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.07                6.20                98.89
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.49                6.46                158.61
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.97               11.01               6461.61
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.79                7.89               21253.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.82               11.21               3133.92
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.53               12.77               11696.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.59               10.72               6058.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.07               11.05               9897.55
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.23                6.33               2854.06
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.37                7.96               2534.75
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             13.00                8.04               3318.02
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.58                 6.21               2860.96
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.44                9.50                441.47
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.30                9.33               4880.27
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.44                8.98               3711.18
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.74                8.58               6421.81
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.72               10.81               9566.66
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.81                9.42                10360
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.15                8.07                718.94
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   13.06                8.56                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.86                6.45               7814.18
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.53                8.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.43                6.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.28                8.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.33                6.56               2334.47
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.99                9.76               2989.49
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.62               10.39                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  12.05               11.00               1357.78
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.37               11.71               37339.75
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.04                6.90                637.15
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.83               15.41                164.09
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.27                 5.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.94                 7.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.66                 9.11                334.50
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.66                5.66               5380.95
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.86                7.91                900.10
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.61                9.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.99                 9.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      14.09               14.33               3651.07
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          37.64               13.02               8525.40
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               42.13               22.29               8358.14
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.42               10.81               3578.59
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and
     GMWB Moderate Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.36                22.14                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.60               25.25                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         12.06               12.44                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.67               21.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.69               13.24               3927.67
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.48                8.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          14.31                5.85               1203.03
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.47                7.59                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.24                8.79                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.04                9.53                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.36                7.28                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.74               10.38               3105.33
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.21                8.23                723.06
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.65                7.16                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.53                8.54                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.53                6.61                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.02                7.92               2577.33
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.75                7.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.21                6.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.12                8.46                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.49                7.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.19                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.54                7.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.03                6.75               1818.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.90                7.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.31                5.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.45                6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.99                8.08                177.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.94                7.37               6112.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.40                9.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.45                7.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.70               10.82                881.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.72                8.10               1541.22
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.21                5.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.11                7.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.84                7.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.12                 5.90               1255.28
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.99                6.92                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.15                8.38               2461.53
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.50                7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.04                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.63                6.96               7594.65
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  11.09                6.60               1700.43
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.27                8.13                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.35                8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.39                6.76                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.18                7.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.36                6.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.31                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.45                6.09                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.89                8.17               1160.15
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.74               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.77                9.82                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.82               11.13               5650.24
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.35                7.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.06               14.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.03                6.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.15                11.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.84                12.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.86                5.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.37                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    14.15                8.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.42               10.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      11.05               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          21.11                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               20.45               10.81               1135.55
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.26               22.14                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 1.90% Asset Charge
     Base Contract with Higher Education Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2008
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.44               25.25                5375.50
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.41               12.44                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.92               21.91                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.80               13.24                434.18
-------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.63                6.67                1692.95
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.41                8.84                1661.98
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.45                7.13                581.31
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.53                9.71                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.95               10.12                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.43               10.26                 25.16
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.83                8.22                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.69               10.32                347.16
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.03                9.75                1801.54
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.79                7.24                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.11                8.97                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.22                6.43                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.77                9.89                2118.94
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.84                8.09                   0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       12.03                7.41                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.91                9.01                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.92                8.12                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.97                8.38                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.31               10.30                2629.61
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.98                7.84                183.26
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.35                7.61                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.98                6.15                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.42                6.42                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.89               10.93                195.50
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.72                7.84                2560.83
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.75               11.13                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.40               12.68                 22.75
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.53               10.64                834.46
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.95               10.97                973.51
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.19                6.30                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.34                7.93                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.97                8.01                 30.74
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.56                 6.18                 96.47
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.36                9.44                   0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.24                9.26                780.99
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.36                8.92                385.69
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.66                8.52                1754.35
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.59               10.74                446.06
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.72                9.35                2430.68
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.08                8.01                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.99                8.51                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.79                6.41                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.45                8.41                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.40                6.17                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.23                8.44                1746.34
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.29                6.53                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.93                9.70                 99.70
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.57               10.33                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.99               10.94                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.32               11.64                2220.95
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.01                6.88                 8.86
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.80               15.35                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.24                 5.64                773.83
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.91                 7.13                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.62                 9.05                452.80
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.59                5.62                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.79                7.86                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.55                9.62                2127.50
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.93                 9.86                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      14.01               14.25                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          37.43               12.93                118.36
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               41.88               22.14                739.96
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.28               25.25                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider
     Base Contract with Guaranteed Income 5 Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2008
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 11.78               12.44                5859.67
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 14.77               21.91                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         16.18               13.24                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          23.93               15.87                216.83
-------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         17.38                9.18               13154.04
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    22.28               11.99                1410.57
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          22.90                9.35                4952.50
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             24.36               12.75                 24.47
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                14.34               11.20                 32.02
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    23.88               12.60                624.84
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         15.83               10.13                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.68               10.30               12828.09
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           21.31               11.51               12459.37
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.77                7.22                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.09                8.95                3666.13
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.21                6.41                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   15.82               11.36               13869.97
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               15.00                9.45                   0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       15.14                9.33                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           14.36               10.01                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    15.31                9.62                326.63
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  14.28                9.22                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                19.95               11.21                3394.52
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             16.81                9.42                6011.63
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           15.71                8.95                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      17.12                7.53                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    17.03                8.80                874.07
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.10               10.35                2941.33
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.89                9.79               22617.53
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.25               10.65                2247.02
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    24.06               14.25                255.34
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.53               10.64               16263.66
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  23.77               13.06                5034.83
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.16                6.29                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.32                7.91                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.95                7.99                3955.22
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.54                 6.17                5914.12
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.32                9.42                   0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.85                8.94               10296.79
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               17.47               11.65                1692.46
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                16.64               10.37                2148.91
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  26.45               12.57                9786.31
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  17.60               10.46                7506.87
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            18.09               11.08                282.89
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   15.80               10.34                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     14.95                8.87                4698.33
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          17.06               10.67                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.38                6.16                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.21                8.42                2539.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.27                6.52                1654.74
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.90                9.67                6970.62
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.55               10.30                121.99
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.96               10.91                1657.09
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.30               11.61               77626.67
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.99                6.86                1645.27
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.78               15.32                342.25
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.23                 5.63                105.59
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.48                 6.50                8067.17
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             5.84                 7.97                4672.31
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.32                7.73                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             17.42                9.92                2708.63
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.52                9.60                2891.13
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.98                 9.89                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.98               14.20                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          45.57               15.74                736.94
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               47.79               25.25                2799.68
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.21               12.44                 26.00
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.05% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative
     Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guarantee Income 5 Rider and Three-Year Surrender Charge Rider
     Base Contract with Guarantee Income Select and Minimum Premium Rider
     Base Contract with Guarantee Income Select and Five-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.35               21.91               2542.34
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.31               13.24               1058.05
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.82                5.88                486.53
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.63               13.01               1845.09
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.52                6.60               28437.97
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.27                8.74               5852.47
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.30                7.06               7968.88
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.37                9.61                662.46
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.84               10.02               5524.34
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.26               10.15               2630.10
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.72                8.13               2418.63
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.64               10.26               23758.20
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.88                9.65               14574.21
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.73                7.19                465.31
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.06                8.92               2237.90
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.17                6.39                761.07
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.65                9.79               27078.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.73                8.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.93                7.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.80                8.91                734.71
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.81                8.04                565.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.85                8.29               2066.78
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.15               10.19               33211.52
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.86                7.76               27834.77
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.23                7.53               1772.72
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.86                6.09                163.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.31                6.35                635.78
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.75               10.82               3924.79
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.60                7.76               37780.53
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.65               11.02               14912.66
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.21               12.55               3706.33
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.44               10.53               63324.94
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.78               10.86               16170.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.11                6.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.28                7.88               1500.28
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.91                7.96               4765.17
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.51                 6.15               8290.22
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.25                9.36                558.83
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.14                9.17               20452.75
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.25                8.83               4114.56
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.54                8.43               9235.58
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.39               10.63               22593.22
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.58                9.26               11927.94
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.96                7.93                622.23
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.87                8.42                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.70                6.34               2282.54
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.33                8.33                406.26
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.35                6.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.16                8.39                754.19
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.24                6.50               1321.43
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.84                9.62               9756.26
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.50               10.24               5913.62
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.91               10.84               11964.43
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.24               11.54               83097.53
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.95                6.83                260.75
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.75               15.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.20                 5.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.87                 7.06                272.47
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.57                 8.96                210.93
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.48                5.57                449.65
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.67                7.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.46                9.55                918.71
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.85                 9.76               8674.23
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.91               14.12               1249.60
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          37.11               12.80               4059.13
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               41.51               21.91               8567.79
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.07               13.24               4971.68
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.35                13.24                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.82                8.96                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.69                6.35                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.72               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         13.73                7.24                173.79
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    17.64                9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          15.36                6.26                88.79
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             16.05                8.39                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.52                8.98                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    20.35               10.72                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.76                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.63               10.24                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           16.16                8.72                393.74
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.72                7.18                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.04                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.16                6.37                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.39                8.16                293.20
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.14                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.44                7.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.22                8.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.56                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.14                7.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.62                8.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.32                6.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.92                7.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.45                5.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.64                7.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.04                8.09                80.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.21                7.51                340.03
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.40                9.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    14.69                8.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.67               10.76                142.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  15.92                8.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.40                5.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.26                7.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.89                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.50                 6.14                93.54
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.87                7.41                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.23                8.42                100.64
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.90                7.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.07                7.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  16.72                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  11.90                7.06                135.58
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.84                8.46                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.84                8.39                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.79                6.98                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.02                8.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.34                6.12                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.14                8.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.22                6.48                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   11.12                8.33                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.59               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.79                9.82                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.90               11.18                320.17
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.93                6.82                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.74               15.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.05                 6.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.09                11.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.46                11.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.21                5.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.14                6.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.00                8.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.32               10.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.74               10.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          25.06                8.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               25.09               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               15.82                6.95                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.15% Asset Charge
     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Guaranteed Income Select and Estate Planning Rider
     Base Contract with Guaranteed Income Select and Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.29                4.08                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.23                8.55                173.40
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.76                5.84                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.52               12.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.45                6.56               2581.02
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.17                8.68                27.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.20                7.01               1682.61
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.26                9.54                10.69
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.76                9.95                 4.76
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.15               10.08                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.65                8.08                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.61               10.22               2991.64
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.77                9.58               1404.48
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.70                7.16               3592.18
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.02                8.88                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.14                6.36                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.57                9.72               2510.90
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.66                7.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.86                7.29                230.24
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.72                8.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.73                7.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.78                8.23               1726.38
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                18.04               10.12               43091.06
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.77                7.71               1589.25
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.15                7.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.78                6.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.23                6.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.67               10.75                63.79
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.53                7.71               4125.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.58               10.94                958.43
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.09               12.46               13942.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.37               10.46               1546.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.66               10.78               5318.11
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.07                6.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.24                7.85                55.88
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.87                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.48                 6.12                852.54
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.17                9.31                22.83
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.08                9.11               2673.63
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.17                8.77                200.96
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.46                8.37                264.42
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.25               10.56               3141.55
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.49                9.19                890.75
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.88                7.87                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.80                8.36                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.64                6.30                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.26                8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.32                6.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.12                8.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.20                6.47                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.78                9.56                904.84
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.45               10.18                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.85               10.78               3123.40
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.19               11.48               11905.87
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.92                6.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.72               15.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.17                 5.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.84                 7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.53                 8.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.41                5.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.59                7.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.40                9.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.79                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.83               14.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          36.90               12.72               5669.04
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               41.27               21.76                572.54
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.93               11.83                95.39
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Bonus Credit and Minimum Premium Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Premium Rider and Surrender Charge Rider - Three Years and GMWB Moderate Asset
     Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Income 5 Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income 5 Rider and Zero -Year Surrender Charge Rider
     Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider and Five -Year Surrender Charge Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 11.63                4.61               1563.91
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 14.58               10.18                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         15.97                8.67                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          23.62               15.63                47.62
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         17.16                9.04               6076.41
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    21.99               11.80               1625.79
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          22.61                9.21                855.94
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             24.04               12.56                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                14.15               11.03                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    23.58               12.41               1209.62
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         15.63                9.98                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.60               10.20               7321.57
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           21.04               11.34                156.80
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.68                7.15                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.00                8.86                86.57
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.12                6.35                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   15.62               11.18               2866.67
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               14.81                9.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       14.95                9.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           14.18                9.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    15.12                9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  14.10                9.08                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                19.70               11.04                856.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             16.59                9.28               3049.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           15.50                8.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      16.90                7.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    16.82                8.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.25               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.68                9.64               7937.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.11               10.49                12.65
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    23.75               14.03               1302.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.40               10.48               6053.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  23.26               12.75               1884.71
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.04                6.21                99.28
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.23                7.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.85                7.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.47                 6.11               2769.35
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.13                9.28                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.71                8.81               4253.59
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               17.25               11.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                16.42               10.21                884.50
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  26.11               12.38               7839.98
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  17.37               10.30               2579.85
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            17.86               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   15.60               10.18                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     14.76                8.73                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          16.84               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.30                6.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.09                8.34                619.84
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.18                6.46                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.75                9.54               2753.13
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.43               10.16                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.82               10.75                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.16               11.44               10370.31
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.90                6.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.70               15.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.15                 5.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.42                 6.40                233.56
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             5.76                 7.85                186.21
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.10                7.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             17.20                9.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.37                9.49                758.87
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.85                 9.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.80               13.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          44.99               15.50                626.62
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               47.18               24.86               1125.92
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.86               11.79                48.60
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.23                4.05                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.16                8.49                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.70                5.81                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.41               12.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.37                6.51                736.60
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.08                8.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.09                6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.15                9.48                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.69                9.88                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.03               10.01                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.57                8.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.58               10.18                173.89
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.66                9.52                779.19
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.66                7.14                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.99                8.85                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.11                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.49                9.66                899.59
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.59                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.79                7.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.65                8.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.65                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.70                8.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.94               10.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.69                7.66                25.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.08                7.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.70                6.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.16                6.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.58               10.67                284.54
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.46                7.65                901.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.51               10.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.96               12.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.31               10.39               1893.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.54               10.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          13.02                6.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.21                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.83                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.46                 6.10                393.82
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.09                9.25                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        11.01                9.05               1375.45
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.10                8.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.38                8.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.12               10.48                134.27
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.40                9.13                442.80
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.81                7.82                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.72                8.30                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.57                6.25                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.18                8.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.29                6.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.07                8.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.16                6.44                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.72                9.51                57.25
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.40               10.13                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.80               10.72                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.14               11.41               2073.53
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.88                6.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.69               15.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.14                 5.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.81                 6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.49                 8.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.34                5.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.52                7.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.34                9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.74                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.76               13.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          36.69               12.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               41.03               21.61                13.41
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.79               11.75                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Income 5 Rider and Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income Select Rider and Zero-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Five-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)             Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.20                4.04               11383.78
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.12                8.46                487.81
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.67                5.79                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.35               12.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.34                6.49                292.21
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.03                8.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.04                6.94                60.45
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             18.10                9.44                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.65                9.85                37.41
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.98                9.98                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.53                7.99                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.57               10.16                20.14
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.61                9.48                273.98
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.65                7.12                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.97                8.83                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.09                6.32                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.45                9.62                328.18
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.55                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.76                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.61                8.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.62                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.66                8.15                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.89               10.02                281.60
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.65                7.63                18.75
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.04                7.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.66                5.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.13                6.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.54               10.63                51.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.42                7.63                367.65
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.48               10.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.90               12.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.28               10.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.48               10.67                124.76
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.99                6.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.19                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.81                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.44                 6.09                122.13
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          16.05                9.23                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.98                9.02                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               13.06                8.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.34                8.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  22.06               10.45                40.07
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.35                9.10                120.95
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.77                7.79                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.68                8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.54                6.23                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.14                8.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.27                6.08                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.05                8.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.15                6.43                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.69                9.48                 4.68
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.38               10.10                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.77               10.69                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.11               11.38                415.34
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.86                6.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.67               15.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.12                 5.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.80                 6.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.48                 8.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.31                5.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.48                7.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.31                9.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.71                 9.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.73               13.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          36.59               12.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               40.91               21.53                 4.43
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.72               11.72                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.25                 3.66                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.47                7.99                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.91                6.46                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.50                9.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.54                6.59                112.85
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.28                8.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          14.14                5.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.30                7.46                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.10                8.64                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.83                9.37                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.23                7.16                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.62               10.20                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.03                8.09                173.90
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.51                7.04                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.39                8.40                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.40                6.50                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.89                7.79                160.29
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.62                7.28                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.08                6.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.98                8.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.34                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.05                7.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.38                7.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.89                6.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.75                7.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.15                5.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.29                6.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.86                7.94                58.22
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.80                7.24                137.09
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.28                9.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.30                7.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.58               10.64                213.93
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.54                7.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.06                5.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.97                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.70                7.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.01                 5.80                68.28
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.85                6.81                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.03                8.24                192.15
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.37                6.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.90                7.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.46                6.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.96                6.49                98.75
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.11                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.20                7.95                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.25                6.65                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.04                7.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.24                6.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.14                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.32                5.99                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.76                8.04                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.62               10.33                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.64                9.66                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.69               10.95                236.19
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.20                6.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.95                14.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.91                 6.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.05                11.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.74                11.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.72                5.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.23                6.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.98                8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.30               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.92               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.87                7.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               20.21               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.10                6.18                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Income Select Rider, Estate Planning Rider and Five-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider, Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.14                4.01                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.05                8.40                716.06
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.61                5.75               1922.70
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.24               12.71                888.73
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.26                6.45               6536.02
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.94                8.54                622.86
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.94                6.89               1724.61
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.99                9.38                653.88
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.57                9.78                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.86                9.91                279.60
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.46                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.53               10.12               12041.11
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.51                9.42               1116.61
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.61                7.09                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.93                8.79                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.06                6.30                68.90
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.37                9.56               6003.20
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.48                7.82                216.53
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.69                7.17                359.29
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.54                8.70                717.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.54                7.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.59                8.09               10668.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.78                9.95               2011.97
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.57                7.58               6521.08
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.96                7.35                469.55
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.58                5.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.05                6.20                861.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.45               10.56               1123.66
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.35                7.57               10316.97
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.41               10.75               1274.74
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.78               12.25               2289.49
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.22               10.28               3074.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.37               10.60               4198.04
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.95                6.16               3080.24
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.15                7.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.77                7.85               1429.57
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.41                 6.06               2513.64
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.98                9.17               1307.09
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.92                8.96               2410.40
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.99                8.62                890.60
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.26                8.23                269.82
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.93               10.37               6789.17
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.26                9.04               1798.03
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.69                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.61                8.22                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.48                6.19                401.32
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          13.06                8.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.24                6.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        15.00                8.27                598.64
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.11                6.40                537.93
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.63                9.43               4147.62
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.33               10.04                794.91
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.71               10.63                10.34
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.06               11.31               10540.32
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.83                6.74                235.02
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.64               15.05               2218.50
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.09                 5.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.77                 6.89               1159.92
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.44                 8.75                870.52
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.24                5.44               5959.27
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.40                7.60               5226.85
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.25                9.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.65                 9.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.66               13.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          36.38               12.51                358.98
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               40.66               21.39               1367.86
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.58               11.65                89.07
--------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB Moderate Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income 5 Rider, Minimum
     Premium Rider and Guaranteed Minimum Death
     Benefit Rider
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.25                 3.66                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.68                8.83                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.57                6.26                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.54               10.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         13.58                7.13               7778.45
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    17.45                9.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          15.19                6.17               2878.38
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             15.88                8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.39                8.86                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    20.13               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.63                7.41                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.52               10.10               4654.28
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.99                8.60               8248.20
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.59                7.08                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.91                8.78                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.04                6.28                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.26                8.04               10737.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.01                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.32                6.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.09                8.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.43                7.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.01                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.46                8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.19                6.80               2977.74
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.78                7.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.31                5.82                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.49                6.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.92                7.98               2328.09
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.07                7.40               14774.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.29                9.70                882.26
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    14.53                8.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.56               10.61               6619.66
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  15.75                8.61               1666.30
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.27                5.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.14                7.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.75                7.83               1230.51
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.40                 6.05               3859.93
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.73                7.31                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.12                8.30               6629.24
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.79                7.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.94                7.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  16.54                7.82               6129.14
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  11.77                6.96               3966.11
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.69                8.34                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.70                8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.66                6.88                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.88                8.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.23                6.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.98                8.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.09                6.39                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   11.00                8.21               1633.65
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.47               10.18                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.67                9.68                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.78               11.02               20638.38
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.81                6.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.62               15.02                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.95                 6.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.00                11.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.37                11.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.08                5.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.01                6.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    14.84                8.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.21               10.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.63               10.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          24.79                8.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               24.82               13.05                904.96
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               15.65                6.85                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select, Estate Planning Rider and Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 10.08                3.99                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.98                8.34                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.55                5.71                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.13               12.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.19                6.40                352.17
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.84                8.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.84                6.84                158.65
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.88                9.31                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.50                9.71                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.75                9.84                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.39                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.50               10.08                420.30
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.41                9.35                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.58                7.06                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.90                8.76                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.02                6.27                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.29                9.49                170.14
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.41                7.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.63                7.12                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.46                8.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.47                7.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.52                8.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.67                9.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.49                7.52                352.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.88                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.50                5.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.98                6.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.37               10.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.27                7.52                651.44
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.34               10.68                220.89
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.66               12.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.16               10.21                319.49
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.26               10.52                259.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.90                6.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.12                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.74                7.82                337.08
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.39                 6.04                61.73
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.90                9.12                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.86                8.90                360.48
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.91                8.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.18                8.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.80               10.30                373.35
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.17                8.97                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.62                7.69                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.53                8.16                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.42                6.14                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.98                8.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.21                6.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.96                8.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.07                6.38                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.57                9.38                195.62
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.28                9.98                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.66               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 11.01               11.25               1056.03
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.79                6.71                122.05
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.61               14.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.06                 5.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.74                 6.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.40                 8.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.17                5.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.32                7.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.19                9.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.60                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.59               13.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          36.17               12.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               40.42               21.24                72.32
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.44               11.57                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.55% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income Select and Minimum Premium Rider and Zero-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select and Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge
     Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 11.42                4.51                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 14.32                9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         15.68                8.48                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          23.20               15.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         16.85                8.85                35.38
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    21.60               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          22.20                9.01                 8.57
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             23.61               12.29                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.90               10.79                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    23.15               12.15                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         15.35                9.76                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.49               10.06                29.23
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           20.66               11.09                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.56                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.88                8.74                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.01                6.26                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   15.34               10.94                17.93
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               14.55                9.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       14.68                8.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           13.93                9.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    14.85                9.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.84                8.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                19.34               10.81                58.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             16.29                9.08                31.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           15.23                8.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      16.60                7.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    16.51                8.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.97               10.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.40                9.43                55.26
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.91               10.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    23.33               13.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.21               10.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  23.08               12.61                12.73
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.88                6.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.10                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.72                7.80                26.59
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.37                 6.03                24.64
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.86                9.10                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.52                8.62                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               16.94               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                16.13                9.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  25.64               12.11                38.30
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  17.06               10.08                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            17.54               10.68                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   15.32                9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     14.49                8.54                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          16.54               10.28                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.20                6.02                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.94                8.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.06                6.37                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.54                9.35                12.83
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.26                9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.63               10.54                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.98               11.22                64.96
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.78                6.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.59               14.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.05                 5.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.34                 6.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             5.66                 7.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               16.79                7.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             16.89                9.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.16                9.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.67                 9.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.55               13.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          44.18               15.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               46.34               24.33                 4.56
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.38               11.54                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.19                 3.63                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.40                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.84                6.40                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.42                9.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.47                6.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.19                8.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          14.06                5.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.22                7.40                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.04                8.57                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.72                9.29                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.16                7.10                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.55               10.12                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.94                8.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.45                6.98                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.33                8.33                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.33                6.44                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.83                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.55                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.01                6.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.91                8.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.27                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.97                7.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.30                7.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.82                6.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.68                7.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.08                5.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.21                6.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.80                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.73                7.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.22                9.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.22                7.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.51               10.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.46                7.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.99                5.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.90                7.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.63                7.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.96                 5.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.78                6.75                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.97                 8.17                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.31                6.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.83                7.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.37                6.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.90                6.44                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.03                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.13                7.89                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.19                6.59                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.97                7.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.18                6.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.06                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.25                5.94                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.69                7.97                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.55               10.24                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.58                9.58                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.63               10.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.13                6.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.89                13.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.85                 6.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       8.01                11.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.69                11.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.65                5.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.16                6.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.90                8.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.24               10.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.85               10.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.74                7.12                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               20.09               10.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.01                6.13                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select and Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Income Select and Bonus Credit Rider and Five-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Minimum Premium Rider and Estate Planning Rider and Five-Year
     Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Three-Year Surrender
     Charge Rider
     Base Contract with Guaranteed Income Select Rider and Estate Planning Rider and Zero-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Estate
     Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.99                 3.94                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.88                8.25                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.46                5.65                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.97               12.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.08                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.70                8.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.70                6.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.73                9.22                25.01
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.39                9.61                72.94
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.59                9.74                25.90
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.28                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.45               10.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.25                9.26                37.09
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.52                7.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.84                8.70                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.97                6.23                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.18                9.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.31                7.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.53                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.35                8.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.36                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.40                7.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.52                9.78                266.20
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.37                7.45                83.20
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.77                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.38                5.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.88                6.09                97.08
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.24               10.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.16                7.44                54.18
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.24               10.57                290.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.47               12.04                23.11
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.07               10.10                205.25
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  19.09               10.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.83                6.08                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.06                7.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.68                7.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.34                 6.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.79                9.04                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.77                8.81                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.80                8.48                31.03
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                13.07                8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.61               10.20                28.63
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  15.04                8.88                34.06
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.51                7.61                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.42                8.07                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.33                6.08                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.87                7.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.17                5.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.89                8.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               12.02                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.48                9.30                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.21                9.90                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.58               10.48                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.93               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.74                6.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.56               14.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.02                 5.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.70                 6.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.35                 8.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.07                5.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.21                7.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.10                9.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.52                 9.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.48               13.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          35.87               12.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               40.07               21.02                60.90
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.24               11.47                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Guarantee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     Five-Year Surrender Charge Rider
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.17                 3.62                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.37                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.82                6.38                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.38                9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.44                6.52                502.53
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.15                8.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          14.03                5.68                147.89
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.19                7.37                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.01                8.54                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.68                9.26                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.14                7.07                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.53               10.08                51.54
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.91                7.99                556.76
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.42                6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.30                8.30                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.30                6.42                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.80                7.70                714.46
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.52                7.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.99                6.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.88                8.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.24                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.95                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.27                7.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.79                6.56                83.24
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.65                7.15                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.05                5.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.18                6.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.77                7.85                120.68
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.70                7.16                705.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.19                9.58                26.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.19                7.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.49               10.52                15.64
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.42                7.87                306.94
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.96                5.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.87                7.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.61                7.11                67.27
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.93                 5.74                211.14
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.75                6.73                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.95                 8.14                61.17
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.29                6.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.80                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.34                6.76                113.33
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.87                6.42                254.31
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.00                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.10                7.86                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.16                6.57                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.94                7.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.16                5.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.02                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.23                5.92                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.67                7.94                30.94
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.53               10.21                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.55                9.55                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.61               10.82                851.84
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.10                6.87                33.65
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.86                13.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.83                 6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.99                11.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.67                11.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.63                5.15                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.13                6.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.87                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.22               10.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.83               10.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.69                7.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               20.04               10.51                29.12
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.98                6.11                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 32 - 2.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and Three-Year
     Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.93                 3.92                27.88
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.81                8.20                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.40                5.62                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.87               12.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.01                6.29                19.35
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.61                8.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.60                6.72                23.70
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.62                9.15                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.32                9.55                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.48                9.67                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.20                7.75                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.42                9.98                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.15                9.19                52.86
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.49                6.99                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.81                8.67                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.94                6.21                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.10                9.33                31.81
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.24                7.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.46                7.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.28                8.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.29                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.33                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.42                9.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.29                7.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.70                7.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.30                5.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.81                6.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.16               10.31                 9.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.09                7.39                34.61
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.18               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.35               11.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.01               10.03                30.60
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  18.97               10.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.78                6.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.03                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.64                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.32                 5.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.71                8.99                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.71                8.75                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.73                8.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.99                8.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.48               10.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  14.95                8.82                13.30
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.43                7.55                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.35                8.02                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.27                6.04                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.79                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.14                5.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.85                8.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.98                6.32                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.42                9.24                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.16                9.84                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.52               10.42                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.88               11.09                28.83
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.70                6.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.53               14.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              7.99                 5.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.68                 6.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.31                 8.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.00                5.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.14                7.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    16.04                9.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.47                 9.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.41               13.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          35.67               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               39.83               20.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.10               11.40                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and
     Five-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider and Zero-Year Surrender
     Charge Rider
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guarnteed Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and
     Three-Year Surrender Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.15                 3.61                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 12.54                8.70                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.44                6.17                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.36               10.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         13.43                7.03               4155.44
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    17.26                9.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          15.03                6.08               1267.32
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             15.71                8.16                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.27                8.73                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    19.91               10.42                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.51                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.41                9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.82                8.47               5736.38
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.47                6.98                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.79                8.65                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.92                6.20                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.14                7.93               6099.60
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.88                7.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.19                6.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.95                8.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.29                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.88                7.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.31                7.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.06                6.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.64                7.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.16                5.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.35                6.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.81                7.87               1043.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.94                7.30               5950.19
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.18                9.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    14.37                8.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.44               10.46                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  15.58                8.49               2356.47
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.14                5.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.01                7.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.62                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.30                 5.97               1924.50
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.59                7.20                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.01                8.18                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.67                7.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.81                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  16.37                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  11.64                6.86               2567.43
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            13.55                8.22                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.56                8.15                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.54                6.78                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.74                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.12                5.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.83                8.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.97                6.30                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.88                8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.36               10.03                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.56                9.54                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.67               10.87               5401.08
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.69                6.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.51               14.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.85                 6.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.91                11.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.28                11.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.95                5.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             11.88                6.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    14.68                8.46                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.10                9.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.51               10.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          24.53                8.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               24.55               12.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               15.49                6.76                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.87                 3.89                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.74                8.14                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.34                5.58                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.76               12.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         11.94                6.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.52                8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.50                6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.52                9.09                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.24                9.48                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.37                9.61                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.13                7.70                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.39                9.94                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.05                9.13                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.45                6.97                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.77                8.64                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.91                6.18                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.02                9.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.17                7.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.40                6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.21                8.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.21                7.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.26                7.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.31                9.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.21                7.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.62                7.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.22                5.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.74                6.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.07               10.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.02                7.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.11               10.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.23               11.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.95                 9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  18.86               10.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.73                6.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.99                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.60                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.29                 5.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.64                8.94                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.65                8.70                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.66                8.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.91                7.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.35               10.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  14.86                8.76                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.36                7.50                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.28                7.96                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.20                6.00                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.72                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.11                5.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.80                8.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.95                6.29                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.36                9.19                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.11                9.79                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.47               10.36                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.83               11.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.67                6.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.50               14.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              7.96                 5.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.65                 6.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.28                 8.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.93                5.28                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             13.06                7.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.98                9.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.41                 9.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.34               13.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          35.46               12.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               39.60               20.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               25.97               11.33                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 35 - 2.90% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Zero-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider, Minimum Premium Rider, and Five-Year Surrender
     Charge Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and
     Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and
     Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and Three-Year
     Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and
     Five-Year Surrender Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.13                 3.59                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.32                7.85                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.76                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.31                9.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.38                6.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.08                8.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.96                5.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.12                7.32                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.96                8.48                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.60                9.20                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.08                7.03                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.48               10.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.84                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.37                6.91                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.25                8.25                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.25                6.38                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.75                7.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.47                7.15                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.94                6.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.83                8.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.18                7.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.89                7.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.21                7.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.73                6.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.59                7.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.98                5.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.12                6.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.72                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.65                7.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.15                9.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.13                7.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.44               10.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.36                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.91                5.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.82                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.55                7.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.89                 5.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.70                6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.90                 8.09                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.24                6.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.75                7.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.27                6.72                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.82                6.37                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.94                7.85                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.04                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.11                6.52                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.88                7.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.11                5.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        13.96                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.17                5.88                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.62                7.89                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.48               10.14                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.50                9.48                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.56               10.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.04                6.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.82                13.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.78                 6.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.95                11.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.63                11.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.57                5.12                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.07                6.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.80                7.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.17                9.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.78               10.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.60                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               19.95               10.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.92                6.07                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guarntee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year
     Surrender Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.12                 3.59                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.31                7.83                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.75                6.33                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.30                9.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.36                6.46                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.06                8.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.94                5.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.10                7.31                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.95                8.47                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.58                9.18                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.07                7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.47               10.00                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.82                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.35                6.90                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.23                8.23                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.24                6.37                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.74                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.45                7.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.92                6.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.81                8.15                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.17                7.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.88                7.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.19                7.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.72                6.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.57                7.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.97                5.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.10                6.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.71                7.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.64                7.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.13                9.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.11                7.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.43               10.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.34                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.89                5.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.80                7.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.54                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.88                 5.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.68                6.67                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.89                 8.07                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.23                6.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.73                7.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.25                6.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.81                6.36                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.93                7.84                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.03                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.09                6.51                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.87                7.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.10                5.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        13.94                7.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.16                5.87                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.61                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.47               10.12                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.49                9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.54               10.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.03                6.82                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.81                13.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.77                 6.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.94                11.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.62                11.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.56                5.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.06                6.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.79                7.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.16                9.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.76               10.83                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.57                7.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               19.93               10.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.90                6.06                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.00% Asset Charge
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB Aggressive
     Asset Allocation Model
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and Estate Planning
     Rider
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and Three-Year
     Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Estate Planning Rider and Five-Year
     Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider
     and Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
     Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.78                 3.85                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.63                8.06                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.26                5.52                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.60               12.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         11.84                6.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.38                8.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.35                6.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.36                9.00                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.14                9.38                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.21                9.51                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.03                7.62                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.35                9.88                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           16.90                9.03                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.40                6.92                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.72                8.58                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.86                6.15                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.91                9.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.07                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.30                6.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.10                8.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.11                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.15                7.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.16                9.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.10                7.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.51                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.10                5.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.63                5.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.95               10.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.92                7.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.01               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.05               11.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.87                 9.86                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  18.69               10.17                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.66                5.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.94                7.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.55                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.25                 5.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.52                8.86                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.56                8.61                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.55                8.28                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.80                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.16                9.95                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  14.73                8.67                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.25                7.42                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.17                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.11                5.94                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.61                7.80                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.06                5.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.74                8.08                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.89                6.25                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.28                9.11                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.04                9.70                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.39               10.27                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.75               10.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.62                6.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.45               14.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              7.92                 5.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.61                 6.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.22                 8.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.83                5.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.95                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.89                9.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.33                 9.16                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.24               13.31                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          35.16               12.02                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               39.25               20.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               25.77               11.22                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.05% Asset Charge
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     Zero-Year Surrender Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.09                 3.58                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.28                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.72                6.31                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.26                9.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.33                6.44                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    16.02                8.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.91                5.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.07                7.29                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.92                8.44                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.54                9.15                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.04                6.99                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.44                9.97                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.79                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.33                6.87                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.21                8.21                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.21                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.71                7.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.43                7.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.90                6.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.79                8.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.14                7.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.85                7.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.16                7.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.69                6.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.54                7.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.94                5.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.07                6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.68                7.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.61                7.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.11                9.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.08                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.40               10.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.31                7.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.87                5.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.78                7.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.51                7.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.86                 5.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.66                6.65                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.87                 8.04                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.20                6.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.71                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.22                6.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.78                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.90                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.00                7.77                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.07                6.49                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.84                7.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.07                5.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        13.91                7.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.13                5.85                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.58                7.85                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.44               10.09                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.47                9.44                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.52               10.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             12.00                6.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.78                13.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.75                 6.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.92                11.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.60                11.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.53                5.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.03                6.78                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.75                7.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.13                9.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.74               10.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.52                7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               19.88               10.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.87                6.04                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.10% Asset Charge
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Three-Year Surrender
     Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.73                 3.82                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.56                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.20                5.49                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.49               12.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         11.77                6.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.29                8.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.26                6.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.26                8.93                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.06                9.32                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    18.10                9.44                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.95                7.56                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.31                9.84                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           16.80                8.97                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.37                6.90                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.68                8.55                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.83                6.12                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.83                9.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.00                7.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.24                6.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           12.03                8.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.03                7.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.08                7.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.06                9.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.02                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.43                7.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.03                5.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.57                5.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.87               10.06                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.85                7.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.95               10.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.93               11.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.81                 9.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  18.58               10.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.62                5.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.90                7.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.51                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.22                 5.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.45                8.81                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.50                8.55                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.48                8.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.72                7.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  21.04                9.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  14.64                8.61                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.18                7.37                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.10                7.83                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.05                5.89                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.53                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.03                5.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.69                8.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.86                6.23                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.22                9.06                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.00                9.65                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.34               10.22                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.70               10.87                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.58                6.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.42               14.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              7.89                 5.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.58                 6.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.19                 8.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.76                5.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.88                7.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.84                9.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.28                 9.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.17               13.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          34.96               11.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               39.02               20.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               25.64               11.15                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Zero-Year Surrender Charge
     Rider
     Base Contract with Guarantee Income Select, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Five-Year
     Surrender Charge Rider
     Base Contract with Guarantee Income Select, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and Zero-Year
     Surrender Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.07                 3.56                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.25                7.78                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.69                6.29                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.23                9.33                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.30                6.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.98                8.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.88                5.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             14.04                7.26                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.90                8.41                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.50                9.12                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.02                6.97                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.42                9.93                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.75                7.87                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.30                6.85                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.18                8.18                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.19                6.32                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.69                7.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.40                7.09                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.87                6.62                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.76                8.10                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.11                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.82                7.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.13                7.29                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.67                6.46                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.51                7.04                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.91                5.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.04                6.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.66                7.73                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.58                7.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.09                9.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.05                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.38               10.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.27                7.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.84                5.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.75                7.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.48                7.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.84                 5.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.63                6.63                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.85                 8.02                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.18                6.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.68                7.19                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.19                6.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.76                6.32                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.86                7.78                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.97                7.74                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.04                6.47                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.81                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             10.05                5.89                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        13.88                7.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.11                5.83                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.56                7.82                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.42               10.05                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.44                9.40                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.49               10.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.97                6.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.76                13.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.72                 6.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.90                11.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.58                11.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.50                5.07                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.00                6.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.72                7.88                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.11                9.91                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.71               10.75                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.48                6.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               19.83               10.35                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.83                6.02                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Aggressive Asset Allocation Model
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Estate
     Planning Rider
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and
     Three-Year Surrender Charge Rider
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Zero-Year Surrender
     Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
     Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.64                 3.78                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.46                7.92                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.11                5.43                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.34               12.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         11.66                6.08               3759.67
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.16                8.05                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.11                6.49               1367.81
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.11                8.84                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.96                9.22                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.94                9.34                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.85                7.49                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.27                9.78                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           16.65                8.88               3078.31
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.32                6.85                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.63                8.50                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.78                6.09                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.72                9.01               3689.59
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.90                7.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.14                6.77                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.92                8.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    11.93                7.40                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.97                7.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.91                9.38                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.91                7.14                371.42
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.33                6.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.91                5.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.46                5.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.74                9.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.74                7.14               5132.52
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.85               10.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.76               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.72                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  18.42                9.99               2834.78
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.55                5.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.85                7.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.45                7.59                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.18                 5.86               1004.48
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.34                8.73                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.41                8.47                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.38                8.15                713.99
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.61                7.76                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  20.85                9.78                786.72
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  14.51                8.52               1530.02
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.07                7.30                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.99                7.75                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     9.97                 5.83                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.42                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             9.99                 5.85                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.63                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.81                6.19                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.14                8.98                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.93                 9.57                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.26               10.13                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.63               10.78                771.49
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.53                6.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.37               14.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              7.84                 5.30                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.55                 6.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.14                 8.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.66                5.14                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.77                7.18                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.75                9.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.20                 9.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.07               13.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          34.67               11.82                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               38.67               20.16                78.19
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               25.44               11.05                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                        Investment Division                          Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/07)          (12/31/08)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2008
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.58                 3.76                243.16
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.39                7.86                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.05                5.39                   0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          18.23               11.93                749.54
-------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         11.59                6.04                   0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.07                7.99                   0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          16.02                6.45                   0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             17.01                8.78                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.89                9.16                698.79
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.83                9.28                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.78                7.43                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.24                9.74                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           16.55                8.82                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.28                6.83                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.60                8.46                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   10.74                6.06                   0
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.64                8.95                   0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.83                7.34                   0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.08                6.73                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.85                8.15                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    11.86                7.34                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.90                7.58                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.81                9.31                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.83                7.09                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.25                6.88                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.83                5.57                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.40                5.81                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.66                9.89                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.67                7.09                967.40
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.79               10.07                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.64               11.47                1204.26
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.66                 9.63                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  18.31                9.92                   0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.50                5.89                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.81                7.48                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.42                7.56                   0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               9.15                 5.84                   0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.27                8.68                   0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        10.35                8.41                   0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               12.31                8.09                   0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                12.54                7.71                   0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  20.73                9.71                   0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  14.43                8.46                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.00                7.25                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.92                7.69                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     9.91                 5.79                   0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.35                7.61                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             9.96                 5.83                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        14.58                7.96                   0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.77                6.17                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.08                8.93                199.58
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.88                 9.51                   0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.20               10.07                3075.48
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.58               10.72                3772.99
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.50                6.49                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.34               14.49                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              7.81                 5.27                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       4.52                 6.47                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             6.10                 8.21                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.60                5.10                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             12.70                7.13                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    15.69                8.99                   0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.15                 8.95                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.00               13.03                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          34.47               11.74                120.50
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               38.44               20.03                   0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               25.31               10.98                463.56
--------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
     Base Contract with Gurantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and
     Zero-Year Surrender Charge Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.02                 3.53                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.19                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.62                6.23                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.15                9.25                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.23                6.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.89                8.42                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.80                5.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             13.95                7.20                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.83                8.34                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.39                9.05                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         10.95                6.91                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.36                9.85                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.66                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.23                6.79                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.12                8.11                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.12                6.27                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.63                7.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.33                7.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.81                6.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.69                8.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.04                7.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.75                7.48                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.06                7.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.60                6.41                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.44                6.98                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.83                5.56                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.96                6.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.60                7.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.51                6.99                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.03                9.36                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    12.97                7.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.32               10.27                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.19                7.68                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.77                5.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.68                7.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.42                6.94                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.79                 5.60                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.56                6.57                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.79                 7.95                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.12                6.65                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.61                7.13                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.10                6.61                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.69                6.27                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.79                7.72                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.90                7.68                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.98                6.42                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.74                7.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             9.99                 5.84                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        13.80                7.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.04                5.78                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.49                7.76                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.36                9.97                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.38                9.33                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.43               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.90                6.71                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.70                13.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.67                 6.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.86                11.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.52                11.47                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.44                5.03                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             11.93                6.70                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.64                7.81                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.05                9.82                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.65               10.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.36                6.93                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               19.72               10.26                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.75                5.96                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/07)           (12/31/08)          Period
------------------------------------------------------------------------------------------------------------------------------
     2008
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 9.00                 3.52                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.16                7.69                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.60                6.21                  0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.11                9.22                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American LargeCap Growth Portfolio                         12.20                6.34                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Capital Appreciation Portfolio                    15.85                8.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.76                5.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Growth Portfolio             13.92                7.18                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.81                8.31                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    17.35                9.02                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         10.93                6.89                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.33                9.82                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.63                7.78                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.21                6.77                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.09                8.08                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   11.09                6.25                  0
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   10.60                7.49                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.31                7.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.78                6.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset ManagerSM Portfolio                           11.66                8.00                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth(R)Portfolio                    12.01                7.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.72                7.45                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                13.02                7.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.57                6.39                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.41                6.96                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      12.80                5.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    12.93                6.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.57                7.64                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.49                6.97                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.00                9.32                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    12.94                7.55                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.29               10.24                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.15                7.66                  0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.74                5.52                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.65                7.37                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.39                6.92                  0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               8.77                 5.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.53                6.55                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                        9.77                 7.73                  0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio               10.10                6.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                11.58                7.11                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                  14.07                6.58                  0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                  10.67                6.25                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Growth Series                                            12.76                7.69                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.88                7.65                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.95                6.39                  0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.72                7.21                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Small-Cap Portfolio                             9.97                 5.82                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Mid-Cap Growth Portfolio                        13.76                7.51                  0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                               11.02                5.76                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.47                7.73                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.33                9.93                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.35                9.29                  0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.41               10.53                  0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT NACM Small Cap Portfolio                             11.87                6.69                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.68                13.54                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.64                 6.50                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                       7.84                11.20                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy
     Fund                                                             8.50                11.43                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.41                5.01                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT NASDAQ-100(R)
     Fund                                                             11.90                6.67                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.61                7.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.03                9.79                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.62               10.63                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          20.31                6.90                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               19.67               10.23                  0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               13.72                5.94                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 1 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset Allocation
Model
                                                                                                                                   -

                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/06) Period (12/31/07)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                           12.39                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                           10.68               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                   11.53               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                    12.53               14.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                            10.89               12.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  12.71               16.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                     11.20               14.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                       12.71               14.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                              11.03               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                  12.74               18.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                       11.75               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                  10.10               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                         13.28               15.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                   12.16               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                         12.17               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                  9.83               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                 11.99               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                         11.01               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                 10.48               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                               10.04                0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                     10.84               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                              10.84               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                            11.55               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                          11.89               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       12.23               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                     11.88               13.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                11.15               13.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                              10.93               13.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                         11.04               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                           11.69               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                               10.29               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                              12.01               13.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        10.48               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                            12.95               15.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                    11.92               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                   12.29               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                       11.82               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.24                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                    11.35               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                  10.32               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                         11.46               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                          11.99               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                            14.38               14.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                            11.36               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                      11.30               13.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                             11.56               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                               11.47               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                    11.11               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                        10.62               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                   12.06               14.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                         11.42               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.83               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.30               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.02               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.25               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                    11.39               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                      12.64               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                                9.44               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                 10.81               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                          9.46                8.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                               9.03                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         12.08               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                          10.81               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                              11.87               14.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.33               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                10.37               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                    15.80               21.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         14.49               20.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                         14.56               14.54                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 2 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset Allocation
Model
                                                                                                                                   -

                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/06) Period (12/31/07)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                           12.37                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                           10.67               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                   11.51               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                    12.51               14.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                            10.88               12.90                1551.92
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  12.69               16.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                    11.19               14.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                              12.70               14.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                          11.01               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                              12.72               18.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.74               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                              10.09               10.92                1336.36
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.27               15.46                1395.65
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.15               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.15               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.82               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                             11.97               11.20                1873.03
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                         10.99               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                 10.47               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                               10.03                0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                       10.83               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                               10.83               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                            11.53               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                          11.87               13.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       12.22               12.23                144.09
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                     11.86               13.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                11.14               13.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                              10.92               13.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                         11.02               11.17                709.32
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                           11.68               12.14                1945.44
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                               10.28               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                              12.00               13.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        10.46               10.88                4128.21
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                            12.93               14.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                    11.91               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                   12.28               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                       11.81               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.23                9.27                747.15
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                    11.33               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Bond Portfolio                                   10.31               10.32                3304.32
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Small Company Portfolio                          11.45               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio                      11.97               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - International Portfolio                          14.36               14.87                850.42
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid Cap Value Portfolio                          11.34               11.28                1058.20
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                             11.29               13.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                             11.54               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                               11.45               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                    11.09               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                    10.60               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                              12.04               14.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                                     11.40               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.82               11.07                411.28
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.29               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.01               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.23               11.00                5700.37
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                    11.38               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                      12.62               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                            9.43               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                        10.80               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                          9.45                8.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy Fund                                      9.02                8.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         12.06               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                          10.80               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                              11.85               14.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.32               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                10.35               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                    15.78               21.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         14.47               20.79                182.02
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                         14.54               14.50                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/06) Period (12/31/07)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                           14.16               10.88                2627.14
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                           11.71               12.94               12312.08
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                   10.67               11.36                4454.03
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                    17.28               20.60               120742.93
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                            11.11               13.17               35948.02
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  12.97               17.11               33322.55
------------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                    13.99               18.19               57208.52
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                              16.67               19.31               28728.52
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                          13.02               13.50               16089.63
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                              14.06               20.25                5186.69
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   13.60               13.38                2537.98
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                              10.09               10.92               13224.09
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     16.13               18.80               18605.62
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.35               12.04                1492.77
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.83               12.37                327.42
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.60               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                             15.35               14.36               26127.40
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                         12.30               13.36                119.21
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                 11.50               12.52                1076.10
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                9.61                0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                       11.83               13.46                126.43
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                               11.49               13.47                1379.79
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                            12.58               13.52                9885.71
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                          16.47               19.09               177934.75
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       14.56               14.57               24082.06
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                     12.59               13.91                1275.29
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                12.00               14.57                1305.10
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                              10.34               12.94                3969.68
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                         15.31               15.52               20111.07
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                           12.75               13.25               42618.25
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                               11.91               12.25                4581.02
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                              19.57               22.31                6051.49
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        10.56               10.97               59689.12
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                            17.98               20.79               13978.68
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                    12.99               13.53                143.37
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                   12.57               12.60                6436.21
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                       12.99               13.24               10289.04
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.83                9.76               11770.56
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                    15.75               16.92                2040.53
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Bond Portfolio                                   11.68               11.69               14065.08
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Small Company Portfolio                          14.92               13.90                4140.13
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio                      13.93               14.24               146140.13
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - International Portfolio                          22.75               23.54               83632.84
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid Cap Value Portfolio                          16.49               16.39               200093.95
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                             11.41               13.63                445.80
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                             12.45               13.54                1887.25
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                               11.14               11.25                430.17
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                    12.57               14.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                    10.69               10.62                9949.02
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                              12.88               15.55               71260.91
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                                     12.30               12.55                3817.81
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             13.06               13.36                5501.85
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.30               10.92                4923.77
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            11.33               12.39               11723.25
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.89               11.70               83877.45
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                    10.51               11.04                585.22
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                      12.34               12.26                3038.05
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                           10.17               11.03                793.96
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                         8.96                8.45               54722.57
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                          5.83                5.11               185902.04
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy Fund                                      6.92                6.89               132343.38
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         13.11               13.10               97743.31
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                          12.32               14.34                 53.62
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                              14.00               16.98               101409.15
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.07               10.33               12062.50
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                13.41               14.53                1052.39
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                    28.64               38.94               64271.23
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         30.40               43.65               73767.33
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                         28.37               28.28                1493.27
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/06)         (12/31/07)              Period
------------------------------------------------------------------------------------------------------------------------------
     2007
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                  14.09              10.82                2522.87
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                  11.65              12.86                2463.50
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                          10.62              11.29                3597.91
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                           17.20              20.48               21488.97
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                   11.06              13.09               41682.07
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                         12.90              17.01               11616.66
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                           13.93              18.08               13305.87
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                     16.59              19.20                4329.33
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                 12.96              13.42               65755.51
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                     13.99              20.13               13726.20
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                          13.53              13.30                5705.63
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                     10.07              10.89               47764.81
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                            16.05              18.69               26936.21
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                      12.32              12.00                3600.52
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                            12.80              12.33                2043.13
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                    9.58               11.43                723.11
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                    15.27              14.27               69076.77
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                12.24              13.29                2419.90
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                        11.45              12.45                5640.26
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                      9.57                0.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                              11.77              13.38                984.39
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                      11.43              13.39                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                   12.52              13.44               66515.27
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                 16.39              18.97               116677.72
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                              14.49              14.48               31462.81
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                            12.53              13.83                237.89
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                       11.94              14.49                1708.85
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                     10.29              12.86                4675.63
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                15.24              15.42                9069.22
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                  12.69              13.18               73198.58
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                      11.85              12.18               17889.30
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                     19.48              22.17               31216.45
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                               10.51              10.91               108900.71
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                   17.89              20.67               43341.65
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                           12.95              13.48                2107.68
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                          12.54              12.56                4404.02
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                              12.97              13.20               32194.16
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                11.80               9.73               15643.40
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                           15.69              16.84                209.75
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                          11.62              11.62               34058.42
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                 14.85              13.82                1266.58
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series   Fund   -   Growth   and   Income
     Portfolio                                                         13.86              14.15               22669.48
-------------------------------------------------------------------------------------------------------------------------------
     Lord     Abbett     Series     Fund     -     International
     Portfolio                                                         22.64              23.40               64802.85
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund    -   Mid    Cap    Value
     Portfolio                                                         16.41              16.29               45809.34
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                    11.36              13.55                299.93
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                    12.39              13.46                371.84
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                      11.08              11.18                1298.98
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                           12.51              13.94                386.21
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                           10.67              10.59                221.42
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                     12.86              15.51                2832.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                            12.27              12.52                1048.98
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                    13.01              13.29               16246.91
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                  10.26              10.87               17832.63
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                   11.29              12.33                8571.18
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                  10.85              11.64               142371.87
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                           10.49              11.00                 56.42
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                             12.31              12.22                1684.97
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                  10.15              11.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund               8.94                8.42                2586.77
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                5.80                5.08                8562.14
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                            6.89                6.85                9909.87
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                13.05              13.03                3422.91
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                 12.26              14.26                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                     13.96              16.92                5168.90
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                        10.02              10.28                 86.99
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                       13.35              14.46                2681.81
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                           28.51              38.72               24293.88
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                30.25              43.40               14390.54
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                28.25              28.13                3115.77
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/06)         (12/31/07)              Period
------------------------------------------------------------------------------------------------------------------------------
     2007
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                  12.48               9.57                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                  11.89              13.12                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                          11.26              11.97                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                           14.38              17.11                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                   11.87              14.05                4465.66
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                         13.70              18.05                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                           12.11              15.72                1576.16
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                     14.21              16.43                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                 11.39              11.79                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                     14.48              20.82                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                          12.26              12.04                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                     10.06              10.87                5120.83
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                            14.22              16.54                1674.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                      12.31              11.98                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                            12.79              12.31                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                    9.57               11.41                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                    12.48              11.65                4284.31
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                11.45              12.42                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                        10.77              11.71                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                      9.22                0.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                              11.00              12.50                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                      10.99              12.86                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                   11.59              12.43                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                 12.93              14.96                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                              12.63              12.61                3005.97
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                            11.98              13.23                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                       11.36              13.77                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                     11.17              13.96                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                11.17              11.30                557.51
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                  12.04              12.49                7762.32
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                      10.37              10.65                1356.45
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                     13.21              15.03                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                               10.52              10.92                2547.10
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                   14.11              16.30                1383.73
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                           12.21              12.70                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                          12.53              12.54                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                              12.95              13.18                1666.40
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                11.79               9.71                2046.39
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                           12.27              13.17                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                          10.48              10.47                4545.83
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                 11.99              11.16                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series   Fund   -   Growth   and   Income
     Portfolio                                                         12.11              12.35                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord     Abbett     Series     Fund     -     International
     Portfolio                                                         16.57              17.12                5215.15
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund    -   Mid    Cap    Value
     Portfolio                                                         12.27              12.18                1077.14
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                    11.88              14.17                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                    12.10              13.14                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                      11.96              12.07                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                           11.96              13.33                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                           10.66              10.57                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                     12.84              15.48                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                            12.26              12.50                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                    11.14              11.38                1743.52
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                  10.23              10.84                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                   10.12              11.04                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                  10.40              11.16               14098.81
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                           10.48              10.99                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                             12.30              12.21                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                  10.14              10.98                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund               9.83                9.26                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                9.46                8.28                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                            8.70                8.66                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                12.53              12.50                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                 10.69              12.42                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                     12.68              15.35                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                        10.30              10.56                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                       10.16              11.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                           18.89              25.65                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                17.91              25.68                1200.25
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                16.27              16.20                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and
GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.37                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.22               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.97               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          17.22               20.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  11.60               13.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        13.59               17.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.52               16.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    14.85               17.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.95               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    14.49               20.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.92               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.05               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.12               17.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.30               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.78               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.56                11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.34               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.73               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.82               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.33                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.04               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.99               12.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.74               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.39               16.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.34               13.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.11               13.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.54               13.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.72               13.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.79               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.52               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.54               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    15.65               17.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.49               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  14.87               17.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.92               13.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.52               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.94               13.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.78                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.85               13.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.64               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.37               13.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.95               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        18.30               18.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        14.09               13.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   12.26               14.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.67               13.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.47               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.68               14.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.65               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.83               15.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.25               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   11.88               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.24               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.59               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.63               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.46               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.29               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.13               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.91                 8.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               8.59                 7.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.12                 8.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               13.15               13.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.09               12.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.93               16.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.19               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.82               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          21.67               29.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               22.86               32.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               19.49               19.39                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.99               10.72               4692.20
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.57               12.75               6652.90
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.55               11.20               6048.47
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          17.08               20.31               10827.88
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.97               12.97               41042.43
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.81               16.86               8043.17
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.82               17.92               16329.78
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    16.47               19.03               1982.23
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.86               13.30               8143.40
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.89               19.96               5462.95
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.43               13.18               1093.45
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.04               10.84               24100.22
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.94               18.52               43433.71
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.29               11.95               10848.04
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.77               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.55                11.38               1528.30
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   15.16               14.15               48265.53
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.15               13.18               2628.51
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.37               12.34               2790.65
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.50                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.68               13.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     11.35               13.27               2118.98
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.43               13.32               17081.98
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.27               18.81               43246.69
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.38               14.36               38402.71
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.44               13.71                774.53
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.86               14.36                154.38
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.21               12.75               4757.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.13               15.29               9233.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.60               13.06               54872.32
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.77               12.07               7057.90
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.34               21.98               9229.60
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.43               10.81               88094.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.76               20.49               19716.65
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.90               13.40               1531.34
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.50               12.50                814.90
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.93               13.14               1074.41
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.77                9.68               9177.87
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.60               16.72               7155.07
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.54               11.53               17682.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.74               13.71               5466.05
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.76               14.03               17553.39
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        22.47               23.20               16873.88
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        16.29               16.14               23626.18
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.27               13.43               3565.44
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.30               13.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.00               11.09               1620.33
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.41               13.82                603.92
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.64               10.54                522.65
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.82               15.44               2593.51
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.24               12.46               4739.50
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.94               13.20               6200.68
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.20               10.80               10333.36
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.23               12.24               8231.49
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.79               11.56               85500.63
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.45               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.28               12.17                31.82
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.12               10.95               2758.49
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.90                 8.38               1689.05
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.76                 5.03               5518.05
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.84                 6.80               3865.18
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.96               12.92               2537.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                12.18               14.14               2096.16
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.91               16.82               3247.25
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.95                10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.27               14.34               5705.93
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          28.31               38.39               8879.19
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               30.03               43.01               10038.25
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               28.08               27.92               4365.81
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.31                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.62               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.46               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.45               14.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.83               12.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.63               16.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.13               14.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.64               14.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.96               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.66               18.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.68               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.04               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.20               15.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.09               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.10               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.77                11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.91               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.94               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.42               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.98                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.77               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.78               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.48               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.82               13.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.16               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.81               13.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.09               13.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.87               13.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.97               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.62               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.23               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.94               13.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.41               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.87               14.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.85               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.22               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.75               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.17                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.28               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.26               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.39               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.92               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.30               14.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.29               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.23               13.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.49               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.40               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.04               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.55               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.99               14.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.35               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.77               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.24               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.96                10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.19               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.32               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.56               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.38                10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.75               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.40                 8.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.98                 8.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.01               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.75               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.80               14.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.27               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.31               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.70               21.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.40               20.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.47               14.38                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium
     Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.92               10.66               4425.58
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.51               12.67               11992.48
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.50               11.13               49947.49
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          17.00               20.19               44137.66
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.92               12.90              145332.42
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.75               16.76               71249.96
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.76               17.82               50423.89
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    16.39               18.92               24582.48
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.80               13.22               13821.05
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.82               19.84               92979.32
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.37               13.10               9260.84
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.02               10.81               92527.75
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.86               18.41              107302.04
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.26               11.91               5513.57
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.74               12.24               3445.78
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.53                11.34               3408.32
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   15.08               14.06              116963.41
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.10               13.10               4906.71
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.31               12.27               4921.87
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.46                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.62               13.18               11135.14
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     11.30               13.19               9153.80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.37               13.24               21169.95
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.19               18.70               79877.95
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.31               14.27               80439.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.38               13.63               28518.12
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.80               14.28               2323.89
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.16               12.68               42572.25
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.05               15.20               51542.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.54               12.98              216026.06
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.71               12.00               34272.08
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.24               21.85               19773.72
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.38               10.75              603985.15
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.67               20.37               88229.79
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.87               13.36               6066.62
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.48               12.47               5172.76
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.90               13.10               19203.32
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.74                9.66               37779.33
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.54               16.64               14082.54
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.49               11.46               69890.51
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.68               13.63               15778.65
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.69               13.94               31592.52
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        22.36               23.06               98722.03
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        16.21               16.05               83332.19
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.22               13.35               1985.08
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.24               13.26               7029.29
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.95               11.02               6784.42
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.35               13.73               2073.12
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.62               10.51               5735.43
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.79               15.39               4589.81
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.21               12.42               42893.18
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.89               13.14               36800.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.17               10.75               3823.38
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.19               12.19               48801.80
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.75               11.51              310668.55
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.43               10.92                43.55
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.25               12.13               8839.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.10               10.91                383.11
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.88                 8.35               4074.62
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.73                 5.01               12309.94
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.81                 6.76               7517.52
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.90               12.84               8608.35
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                12.12               14.06                488.92
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.87               16.76               2244.49
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.91                10.13                99.50
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.21               14.27               8443.92
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          28.18               38.18               53771.12
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               29.88               42.76               83849.51
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.96               27.77               27488.64
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 1.60% Asset Charge
     Base Contract with Minimum Premium Rider and GMWB
     Moderate Asset Allocation Model
                                                                                                                             -

       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.30                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.60               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.44               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.43               14.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.81               12.76                142.19
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.61               16.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.12               14.39                33.17
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.62               14.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.95               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.65               18.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.66               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.03               10.81                200.33
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.19               15.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.07               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.08               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.76                11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.90               11.09                95.49
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.92               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.40               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.97                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.76               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.76               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.46               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.80               13.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.14               12.10                72.04
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.79               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.07               13.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.85               13.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.96               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.61               12.01                237.36
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.21               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.92               13.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.40               10.76                40.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.85               14.80                60.32
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.83               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.20               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.73               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.16                9.17                45.64
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.27               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.24               10.21                125.69
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.38               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.90               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.28               14.71                249.82
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.27               11.16                58.19
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.22               13.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.47               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.38               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.03               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.54               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.97               14.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.33               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.75               10.95                59.35
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.23               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.95                10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.17               10.88                341.58
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.31               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.55               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.37                10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.73               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.39                 8.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.96                 8.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.99               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.73               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.78               14.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.26               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.29               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.68               21.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.38               20.57                48.86
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.45               14.35                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years

     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 15.64               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 13.63               15.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         15.51               16.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.48               24.30                458.66
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  14.97               17.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        17.23               22.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.97               23.26                244.24
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    21.45               24.74                228.62
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                14.11               14.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    16.91               24.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         16.42               16.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.66               21.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.24               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.72               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.51                11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   17.25               16.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               14.09               15.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       14.19               15.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     12.73                0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             12.88               14.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     13.33               15.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.56               14.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.56               20.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             17.14               17.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           14.50               15.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.38               17.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.89               17.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.55               15.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.60               16.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.16               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.54               24.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.34               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.79               23.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.83               13.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.45               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.88               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.72                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.48               16.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.06               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                19.13               17.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        16.61               16.90                660.79
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        26.08               26.86                423.17
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        18.07               17.87                620.45
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   15.45               18.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   14.83               16.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     15.10               15.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          15.60               17.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.60               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.77               15.34                729.77
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.19               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.85               13.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.13               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.15               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.71               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.41               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.23               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.08               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.86                 8.32                387.13
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.21                 4.55                972.87
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           5.98                 5.93                563.20
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.69               17.59                630.32
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                15.27               17.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.83               16.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.91                10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.16               14.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          34.19               46.28                244.37
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               33.95               48.54                288.71
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.85               27.63                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.82               10.57               8288.65
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.42               12.56               10966.21
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.43               11.04               1942.88
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.88               20.02               21751.04
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.84               12.78              132146.68
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.65               16.61               38493.03
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.66               17.66               27151.34
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    16.27               18.75               1280.51
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.71               13.11               2198.99
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.72               19.66               38346.35
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.27               12.99                537.94
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.99                10.76              105602.70
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.74               18.25               39722.41
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.23               11.86                130.39
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.70               12.18                403.51
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.50                11.29               2989.33
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.97               13.94               82565.17
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               12.01               12.99               17030.43
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.24               12.17               11250.21
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.39                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.54               13.07               1625.01
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     11.21               13.07               1567.20
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.28               13.12               14624.13
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.07               18.53               28816.11
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.21               14.15               66980.79
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.28               13.51               5168.42
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.71               14.15               2949.02
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.09               12.56               28082.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.94               15.06               17431.47
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.44               12.87              168821.12
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.62               11.89               7317.62
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.10               21.66               44391.33
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.30               10.65               84675.16
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.54               20.19               64274.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.81               13.28               2672.07
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.44               12.41                980.51
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.86               13.04               19412.64
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.71                9.61               41410.13
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.45               16.52               6586.16
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.41               11.36               49315.44
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.57               13.51               2861.35
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.59               13.82               1665.94
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        22.20               22.85              100097.01
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        16.09               15.91               43655.09
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.14               13.23               2702.99
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.15               13.14                710.81
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.87               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.26               13.61               2542.48
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.59               10.46               2423.81
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.75               15.32               3231.88
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.18               12.37               25654.78
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.82               13.05               34116.40
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.11               10.67               15013.92
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.13               12.10               28970.65
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.69               11.43              228699.99
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.40               10.87                418.21
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.22               12.08               2645.10
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.07               10.87               2660.99
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.84                 8.30                977.93
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.69                 4.96                652.80
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.76                 6.70                480.70
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.81               12.74                284.32
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                12.04               13.94               1505.09
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.81               16.67               3719.37
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.84                10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.13               14.16               7044.44
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.98               37.85               14704.32
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               29.66               42.38               35746.61
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.79               27.56               6079.07
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year
     Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.37                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.79               12.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.17               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.26               16.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  11.77               13.87               3492.94
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        13.59               17.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.01               15.52                142.18
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    14.09               16.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.29               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    14.36               20.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.15               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.98                10.74               6329.09
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.10               16.34               1521.20
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.21               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.69               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.49                11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.37               11.51               2975.44
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.36               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.68               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.14                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.91               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.90               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.49               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                12.82               14.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.52               12.46                982.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.88               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.26               13.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.08               13.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.08               11.16                775.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.94               12.34               4861.93
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.28               10.52                466.44
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.10               14.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.44               10.79               6950.66
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  13.99               16.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.10               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.43               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.85               13.02                300.97
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.70                9.60               1588.20
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.17               13.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.39               10.34               6669.59
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.89               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.00               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        16.43               16.91               3726.55
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        12.17               12.03               1806.22
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.78               13.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.00               12.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.86               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.86               13.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.57               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.74               15.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.17               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   11.05               11.24               2050.27
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.15               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.03               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.31               11.02               13402.84
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.39               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.20               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.06               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.75                 9.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.38                 8.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.63                 8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.42               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.60               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    12.57               15.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.22               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.08               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          18.74               25.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               17.76               25.36                635.96
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               16.14               16.00                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.75               10.50               9055.68
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.37               12.49               7998.58
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.38               10.98                722.83
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.80               19.91               3242.59
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.79               12.71               17254.70
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.59               16.51               5167.26
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.59               17.56               7911.14
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    16.19               18.64               2339.43
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.64               13.03               3344.03
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.65               19.55                128.71
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.20               12.91                374.23
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.97                10.72               6937.86
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.67               18.14               23512.98
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.20               11.82               3380.23
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.68               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.49                11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.90               13.86               25520.97
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.96               12.92                505.94
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.18               12.10               1067.09
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.35                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.48               12.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     11.16               13.00                385.13
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.22               13.04               1165.48
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.99               18.42               38621.22
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.14               14.06               5772.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.22               13.43               1109.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.65               14.07                74.28
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.04               12.49                159.32
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.87               14.97               9130.61
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.38               12.79               27556.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.57               11.82               3792.45
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    19.01               21.53               14434.32
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.25               10.59               22744.82
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.46               20.07               6948.72
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.78               13.23               2854.06
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.42               12.37               1323.32
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.84               13.00               5084.49
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.69                9.58               4187.98
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.39               16.44                420.97
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.35               11.30               12955.83
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.51               13.44               2498.35
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.53               13.74               9593.56
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        22.09               22.72               8113.42
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        16.01               15.81               13137.40
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.08               13.15                681.08
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.09               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.81               10.86                795.66
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.20               13.53                117.53
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.56               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.73               15.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.15               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.78               12.99               3446.07
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.07               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.09               12.05               1055.31
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.65               11.37               42320.12
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.38               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.19               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.05               10.83               1033.46
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.82                 8.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.67                 4.94               2749.61
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.73                 6.66               11871.02
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.75               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.98               13.86                924.97
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.78               16.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.79                 9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.07               14.09                336.10
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.85               37.64               6953.05
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               29.52               42.13               5561.56
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.67               27.42               1012.84
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and
     GMWB Moderate Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.25                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.57               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.40               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.39               14.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.78               12.69               3342.99
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.57               16.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.08               14.31                799.08
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.58               14.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.91               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.61               18.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.63               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.99                10.74               4620.50
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.14               15.21                544.97
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.03               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.04               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.72                11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.86               11.02               2658.22
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.89               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.37               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.93                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.72               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.73               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.42               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.76               13.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.10               12.03               1566.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.75               12.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.03               13.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.82               13.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.92               10.99                170.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.57               11.94               5751.20
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.18               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.88               13.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.36               10.70               1304.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.81               14.72               1346.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.79               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.16               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.69               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.12                9.12               1172.98
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.23               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.21               10.15               3113.61
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.34               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.86               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.23               14.63               5616.40
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.23               11.09               1484.37
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.18               13.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.43               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.34               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.99               12.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.50               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.93               14.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.30               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.72               10.89               1350.02
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.19               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.91                10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.14               10.82               8677.93
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.27               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.51               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.34                10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.70               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.36                 8.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.93                 8.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.95               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.70               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.74               14.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.22               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.26               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.63               21.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.33               20.45               1007.99
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.40               14.26                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2007
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.68               10.44                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.31               12.41                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.33               10.92                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.73               19.80                1737.13
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.74               12.63                3907.11
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.53               16.41                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.52               17.45                708.66
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    16.11               18.53                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.58               12.95                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.58               19.43                 25.16
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.14               12.83                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.95                10.69                442.87
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.59               18.03                2374.63
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.18               11.79                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.65               12.11                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.47                11.22                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.83               13.77                2341.07
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.90               12.84                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.13               12.03                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.31                 0.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.43               12.91                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     11.10               12.92                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.16               12.97                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.91               18.31                2554.85
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             14.07               13.98                128.96
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.16               13.35                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.60               13.98                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.99                12.42                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.80               14.89                427.79
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.32               12.72                2828.01
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.51               11.75                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.91               21.40                 22.75
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.20               10.53                2254.96
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.37               19.95                983.52
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.75               13.19                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.39               12.34                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.81               12.97                 4.17
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.66                9.56                 93.13
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.34               16.36                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.30               11.24                1630.54
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.44               13.36                481.82
-------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.46               13.66                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.98               22.59                342.88
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.93               15.72                3326.81
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.03               13.08                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   12.03               12.99                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.76               10.79                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.14               13.45                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.54               10.40                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.70               15.23                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.13               12.29                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.73               12.93                108.70
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.04               10.57                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.05               11.99                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.61               11.32                3849.86
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.36               10.81                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.17               12.01                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.03               10.80                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.80                 8.24                1537.84
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.64                 4.91                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.70                 6.62                2006.30
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.69               12.59                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.93               13.79                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.74               16.55                3096.18
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.74                 9.93                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      13.02               14.01                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.72               37.43                830.31
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               29.37               41.88                672.45
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.56               27.28                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2007
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 15.44               11.78                127.82
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 13.46               14.77                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         15.32               16.18                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.23               23.93                2116.31
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  14.78               17.38               10089.61
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        17.01               22.28                1462.57
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.75               22.90                2815.49
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    21.19               24.36                405.10
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.93               14.34                 99.10
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    16.70               23.88                3076.49
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         16.22               15.83                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.94                10.68                7793.73
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.43               21.31                9938.86
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.16               11.77                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.64               12.09                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.46                11.21                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   17.04               15.82               11221.95
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               13.91               15.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       14.02               15.14                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     12.57                0.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             12.72               14.36                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     13.17               15.31                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.39               14.28                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.35               19.95                2132.99
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             16.92               16.81                2541.43
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           14.32               15.71                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.20               17.12                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.72               17.03                1484.91
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.02               14.10                3222.54
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.40               15.89               16107.79
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.02               11.25                941.53
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.28               24.06                 89.26
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.21               10.53               11385.12
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.71               23.77                2363.39
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.73               13.16                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.38               12.32                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.80               12.95                626.32
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.65                9.54                4917.96
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.31               16.32                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.92               10.85                7610.22
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                18.89               17.47                105.33
-------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        16.40               16.64                1253.45
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        25.76               26.45                5506.48
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        17.84               17.60                7210.90
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   15.26               18.09                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   14.64               15.80                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     14.91               14.95                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          15.41               17.06                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.53               10.38                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.69               15.21                1051.80
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.12               12.27                3685.93
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.71               12.90               27828.21
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.02               10.55                240.87
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  11.03               11.96                2011.90
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.59               11.30               33486.12
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.35               10.79                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.16               11.99                 16.09
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.02               10.78                 19.41
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.78                 8.23                1754.78
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.15                 4.48                3962.64
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           5.90                 5.84                2750.13
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.47               17.32                911.67
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                15.08               17.42                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.72               16.52                1429.27
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.79                 9.98                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.99               13.98                 14.42
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          33.77               45.57                1132.89
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               33.53               47.79                3900.17
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.50               27.21                3497.91
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five

     Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.58               10.35                557.10
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.23               12.31               1031.78
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.26               10.82                551.51
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.61               19.63               5887.71
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.66               12.52               35293.20
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.44               16.27               8746.19
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.42               17.30               8786.57
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.99               18.37               3169.34
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.49               12.84               5574.47
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.48               19.26               2994.72
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         13.04               12.72               3818.53
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.92                10.64               30959.91
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.47               17.88               24916.15
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.14               11.73                590.45
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.61               12.06               2356.75
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.44                11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.72               13.65               37864.85
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.82               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.05               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.24                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.34               12.80                734.71
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     11.02               12.81                565.75
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.07               12.85               7702.01
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.80               18.15               36576.30
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.97               13.86               27126.17
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.08               13.23               1980.15
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.51               13.86                124.84
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.92                12.31               1083.85
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.69               14.75               6333.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.23               12.60               58954.04
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.43               11.65               22806.41
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.77               21.21               5164.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.13               10.44               37604.63
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.25               19.78               21040.16
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.70               13.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.35               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.77               12.91               7307.80
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.63                9.51               11913.72
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.25               16.25                616.60
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.22               11.14               24640.78
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.34               13.25               4584.34
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.36               13.54               16708.95
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.82               22.39               19385.49
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.81               15.58               17079.04
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.95               12.96                879.71
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.94               12.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.68               10.70                515.07
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          12.05               13.33                488.30
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.51               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.67               15.16               1022.36
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.09               12.24               4001.52
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.66               12.84               10993.37
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.98                10.50               14975.79
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.99               11.91               9912.52
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.55               11.24               95737.57
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.33               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.13               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.76                 8.20                397.44
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.60                 4.87                929.28
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.65                 6.57                519.54
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.60               12.48                884.10
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.84               13.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.69               16.46                676.95
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.68                 9.85               3299.89
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.94               13.91                301.34
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.53               37.11               4579.23
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               29.16               41.51               11950.95
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.39               27.07               4999.69
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.28                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.70               12.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.09               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.16               16.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  11.69               13.73                125.67
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        13.49               17.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.92               15.36                49.06
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    13.98               16.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.21               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    14.25               20.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.06               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.91                10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.00               16.16                256.86
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.13               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.60               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.43                11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.28               11.39                271.15
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.27               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.61               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.07                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.83               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.82               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.41               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                12.73               14.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.43               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.80               12.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.18               13.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    11.00               13.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               11.00               11.04                89.46
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.85               12.21                277.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.21               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    13.00               14.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.36               10.67                211.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  13.89               15.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.02               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.34               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.76               12.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.62                9.50                74.09
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          12.08               12.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.31               10.23                120.67
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.81               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.92               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        16.31               16.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        12.08               11.90                98.85
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.70               13.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.91               12.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.78               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.78               13.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.50               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.65               15.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.08               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.97               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.07               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.96                10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.24               10.90                466.27
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.32               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.12               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.99                10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.68                 9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.31                 8.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.57                 8.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.33               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.52               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    12.48               15.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.14               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          18.60               25.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               17.63               25.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               16.02               15.82                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.52               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.17               12.23                132.17
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.21               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.53               19.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.60               12.45               2956.83
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.38               16.17                598.32
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.36               17.20               10211.72
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.91               18.26                31.74
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.43               12.76                 4.76
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.42               19.15               3236.42
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.98               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.90                10.61               2760.71
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.40               17.77               3230.32
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.12               11.70               3553.58
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.59               12.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.42                11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.65               13.57               11437.98
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.76               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       11.00               11.86                335.72
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.20                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.29               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.97               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  12.01               12.78               1727.61
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.72               18.04               88080.69
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.90               13.77               1127.80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           12.02               13.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.46               13.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.87                12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.62               14.67                211.46
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.17               12.53               4238.87
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.37               11.58                686.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.68               21.09               27131.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.08               10.37               1990.14
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.16               19.66               8195.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.66               13.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.33               12.24                165.94
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.75               12.87                479.04
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.60                9.48                845.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.19               16.17                67.78
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.17               11.08               2189.70
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.27               13.17                304.93
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.30               13.46                259.92
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.71               22.25               2846.82
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.74               15.49               1508.38
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.89               12.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.88               12.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.63               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.99               13.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.49               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.64               15.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.07               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.61               12.78               1751.60
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.95                10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.95               11.85               3123.40
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.52               11.19               12402.79
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.31               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.11               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.98                10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.74                 8.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.57                 4.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.62                 6.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.54               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.79               13.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.65               16.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.63                 9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.89               13.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.40               36.90               17105.32
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               29.01               41.27                777.27
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.27               26.93                86.40
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 15.28               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 13.33               14.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         15.16               15.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          20.02               23.62                386.60
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  14.63               17.16               5895.36
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        16.84               21.99               1264.27
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.57               22.61                967.15
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    20.97               24.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.79               14.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    16.53               23.58               1387.64
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         16.05               15.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.89                10.60               9464.58
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           18.24               21.04                235.76
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.10               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.58               12.00                29.34
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.41                11.12                484.53
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   16.86               15.62               3052.10
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               13.77               14.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       13.87               14.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     12.44                0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             12.59               14.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     13.03               15.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.26               14.10               1741.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                17.17               19.70                155.85
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             16.75               16.59               3312.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           14.17               15.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      14.06               16.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.57               16.82                98.85
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               15.20               15.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.24               15.68               8562.13
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.91               11.11                13.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    21.06               23.75               1514.57
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.10               10.40               3878.02
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.32               23.26               2391.21
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.64               13.04                29.81
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.32               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.74               12.85               1473.92
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.59                9.47               2770.90
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.16               16.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.81               10.71               4578.78
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                18.70               17.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        16.23               16.42                915.63
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        25.49               26.11               6440.13
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        17.66               17.37               2284.83
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   15.11               17.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   14.49               15.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     14.76               14.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          15.25               16.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.48               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.63               15.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.06               12.18                273.47
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.59               12.75               2792.11
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.93                10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.93               11.82                911.73
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.50               11.16               15112.70
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.30               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.10               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.97                10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.73                 8.15                318.48
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.09                 4.42                822.82
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           5.84                 5.76                477.31
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.29               17.10                246.02
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                14.92               17.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.63               16.37                261.05
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.69                 9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.86               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          33.42               44.99                856.39
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               33.18               47.18               1180.87
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.22               26.86                14.33
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.45               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.12               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.16               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.45               19.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.55               12.37                566.55
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.32               16.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.29               17.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.84               18.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.37               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.35               19.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.91               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.88                10.58                307.09
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.32               17.66                558.55
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.09               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.56               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.40                11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.58               13.49                610.31
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.71               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.95               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.16                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.23               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.91               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.95               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.64               17.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.83               13.69                28.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.96               13.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.40               13.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.82                12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.55               14.58                236.10
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.11               12.46                680.68
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.31               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.59               20.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.03               10.31               1709.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.08               19.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.63               13.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.31               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.72               12.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.58                9.46                281.23
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.13               16.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.12               11.01               1166.62
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.20               13.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.23               13.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.61               22.12                124.18
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.66               15.40                291.50
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.84               12.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.83               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.58               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.94               13.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.47               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.62               15.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.05               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.57               12.72                81.96
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.91                10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.91               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.48               11.14               2068.62
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.29               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.08               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.96                10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.72                 8.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.55                 4.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.59                 6.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.49               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.73               13.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.61               16.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.59                 9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.83               13.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.27               36.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.87               41.03                16.43
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.16               26.79                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/07)             Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.42               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.09               12.12                487.81
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.14               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.42               19.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.53               12.34                903.68
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.29               16.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.26               17.04                184.15
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.80               18.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.34               12.65                30.18
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.32               18.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.88               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.87                10.57                31.61
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.29               17.61                942.84
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.08               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.55               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.39                11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.54               13.45               1015.03
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.68               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.92               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.13                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.20               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.89               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.92               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.60               17.89                281.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.80               13.65                16.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.93               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.37               13.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.80                12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.51               14.54                191.28
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.08               12.42               1209.15
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.29               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.55               20.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  17.04               19.48                371.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.61               12.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.29               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.71               12.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.57                9.44                362.67
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.11               16.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.09               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.17               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.20               13.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.55               22.06                27.98
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.62               15.35                411.98
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.81               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.80               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.55               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.91               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.46               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.60               15.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.03               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.54               12.69                 5.83
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.89                10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.89               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.46               11.11               1610.52
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.28               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.07               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.95                10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.70                 8.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.53                 4.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.57                 6.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.46               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.71               13.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.60               16.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.56                 9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.81               13.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.21               36.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.80               40.91                 3.92
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               27.10               26.72                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.17                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.50               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.33               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.31               14.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.70               12.54                75.01
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.49               16.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.01               14.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.49               14.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.84               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.52               17.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.55               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.93                10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.05               15.03                110.26
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.95               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.96               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.66                11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.78               10.89                136.84
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.81               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.30               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.87                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.65               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.65               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.34               12.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.68               13.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.02               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.67               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.96               13.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.74               13.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.85               10.86                56.36
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.49               11.80                103.65
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.11               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.80               13.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.29               10.58                276.31
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.72               14.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.71               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.08               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.62               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.05                9.01                50.31
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.15               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.14               10.03                197.67
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.26               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.78               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.13               14.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.16               10.96                69.39
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.11               13.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.35               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.27               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.92               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.43               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.85               14.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.22               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.64               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.13               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.85                10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.07               10.69                305.83
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.19               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.42               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.28                 9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.63                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.30                 8.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.87                 8.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.87               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.63               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.66               13.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.15               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.19               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.52               20.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.24               20.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.31               14.10                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.35               10.14                97.23
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.04               12.05                717.07
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.09               10.61               1923.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.34               19.24                906.43
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.47               12.26               10292.46
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.23               15.94                547.74
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.19               16.94               2472.02
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.72               17.99                614.47
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.28               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.25               18.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.82               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.85                10.53               5270.11
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.21               17.51               3899.58
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.06               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.53               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.37                11.06                69.05
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.47               13.37               9237.07
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.63               12.48                216.91
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.87               11.69                359.91
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.09                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.15               12.54                718.04
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.83               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.86               12.59               10668.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.53               17.78               2023.36
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.73               13.57               4480.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.87               12.96                497.71
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.32               13.58               1016.18
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.75                12.05               2256.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.44               14.45               1816.48
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 12.02               12.35               12688.51
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.23               11.41                415.21
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.45               20.78               2345.92
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.95                10.22               2350.27
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.95               19.37               5976.27
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.58               12.95               3056.92
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.27               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.68               12.77               1491.54
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.55                9.41               3130.44
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          15.05               15.98               1291.31
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         11.04               10.92               2255.45
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.10               12.99               1391.66
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.13               13.26                278.46
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.45               21.93               6804.35
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.55               15.26               3113.55
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.76               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.74               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.50               10.48                398.36
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.85               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.44               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.58               15.00                604.20
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.01               12.11                534.15
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.50               12.63               4370.76
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.86                10.33               1597.24
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.85               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.42               11.06               16485.09
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.26               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.05               11.83                182.98
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.93                10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.68                 8.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.51                 4.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.54                 6.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.40               12.24               5959.27
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.65               13.40               5226.85
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.56               16.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.52                 9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.75               13.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          27.08               36.38                270.26
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.66               40.66               1671.98
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.99               26.58                92.10
--------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.19                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.62               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.01               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          14.05               16.54                78.38
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  11.60               13.58               7218.15
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        13.39               17.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.83               15.19               2528.45
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    13.88               15.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.13               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    14.15               20.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.98               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.84                10.52               4964.74
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.90               15.99               7450.58
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.04               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.51               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.36                11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.19               11.26               9296.67
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.19               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.53               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.01                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.75               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.74               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.32               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                12.64               14.46                42.93
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.34               12.19               2389.11
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.71               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.10               13.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.92               13.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.92               10.92               2381.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.77               12.07               13209.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.14               10.29                760.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    12.91               14.53                41.45
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.28               10.56               6451.42
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  13.79               15.75               1574.12
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.93               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.26               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.67               12.75                938.24
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.54                9.40               3140.37
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.99               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.24               10.12               6324.17
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.72               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.83               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        16.19               16.54               5233.37
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.99               11.77               3414.13
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.61               13.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.83               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.69               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.69               12.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.43               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.57               14.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           12.00               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.89               11.00               1543.84
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.89                10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.16               10.78               22490.74
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.25               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.04               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.92                10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.61                 8.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.24                 8.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.51                 8.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.24               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.44               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    12.39               14.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.07               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      9.93                10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          18.47               24.79                50.33
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               17.50               24.82               1190.71
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               15.90               15.65                35.77
--------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.29               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.98               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.05               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.26               19.13                139.54
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.42               12.19                94.22
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.17               15.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.13               16.84                186.04
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.64               17.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.22               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.19               18.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.76               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.83                10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.14               17.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.03               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.50               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.35                11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.40               13.29                38.48
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.57               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.82               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.05                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.09               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.78               12.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.80               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.45               17.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.66               13.49                69.46
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.81               12.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.26               13.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.70                11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.37               14.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.97               12.27                346.52
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.18               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.36               20.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.90                10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.87               19.26                53.42
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.54               12.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.25               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.66               12.74                66.60
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.52                9.39                66.48
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.99               15.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.99               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                14.04               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        13.07               13.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.34               21.80                84.99
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.47               15.17                152.45
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.71               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.68               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.45               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.79               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.42               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.55               14.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.99               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.45               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.82                10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.81               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.38               11.01                47.59
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.24               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.02               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.91                10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.66                 8.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.48                 4.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.51                 6.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.34               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.60               13.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.52               16.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.48                 9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.70               13.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.96               36.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.52               40.42                81.41
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.88               26.44                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 15.06               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 13.13               14.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         14.94               15.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          19.73               23.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  14.42               16.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        16.60               21.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          17.31               22.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    20.66               23.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                13.59               13.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    16.29               23.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         15.82               15.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.82                10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           17.97               20.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.02               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.49               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.34                11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   16.62               15.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               13.57               14.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       13.67               14.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     12.26                0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             12.40               13.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     12.84               14.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  13.06               13.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                16.92               19.34                59.02
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             16.51               16.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           13.97               15.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      13.85               16.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    13.38               16.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.98               14.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 15.02               15.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.75               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    20.75               23.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.96                10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  20.23               23.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.53               12.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.23               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.65               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.51                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.96               15.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.65               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                18.43               16.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        16.00               16.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        25.12               25.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        17.40               17.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   14.89               17.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   14.28               15.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     14.54               14.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          15.03               16.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.41               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.54               14.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.97               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.43               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.80                10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.79               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.36               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.23               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.01               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.90                10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.65                 8.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.02                 4.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           5.76                 5.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               17.04               16.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                14.71               16.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.51               16.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.55                 9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.67               13.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          32.94               44.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               32.70               46.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.82               26.38                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.13                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.46               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.29               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.27               14.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.67               12.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.44               16.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.97               14.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.45               14.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.80               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.48               17.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.51               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.89                10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.01               14.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.91               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.92               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.63                11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.74               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.78               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.26               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.83                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.62               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.62               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.31               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.64               13.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.98               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.63               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.92               13.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.71               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.81               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.45               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.08               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.76               13.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.26               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.68               14.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.67               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.04               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.58               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.01                8.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.12               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.10                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.22               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.74               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.09               14.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.12               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.07               13.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.32               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.23               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.88               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.40               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.81               14.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.18               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.61               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.09               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.81                10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.04               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.15               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.38               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.25                 9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.59                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.26                 8.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.84                 8.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.83               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.59               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.62               13.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.12               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.15               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.47               20.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.19               20.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.26               14.01                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.19                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.90               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.98                10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.15               18.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.35               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.08               15.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          13.03               16.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.53               17.73                23.67
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.13               12.39                79.94
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.09               18.59                247.61
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.66               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.80                10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           15.03               17.25                39.66
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     12.00               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.46               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.33                10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.29               13.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.49               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.75               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.99                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             11.01               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.70               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.72               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.34               17.52                269.16
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.56               13.37                73.90
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.72               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.18               13.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.63                11.88                107.18
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.26               14.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.88               12.16                52.74
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.09               11.24                291.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.23               20.47                24.13
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.83                10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.75               19.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.49               12.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.21               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.62               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.49                9.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.91               15.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.91               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.94               12.80                27.70
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.97               13.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.19               21.61                24.07
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.36               15.04                29.40
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.63               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.60               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.37               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.70               12.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.39               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.52               14.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.95               12.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.38               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.77                10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.75               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.32               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.21               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.99               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.88                10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.62                 8.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.44                 4.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.47                 6.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.26               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.52               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.47               16.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.41                 9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.62               13.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.77               35.87                143.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.31               40.07                61.10
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.71               26.24                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.11                9.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.45               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.27               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.25               14.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.65               12.44                441.42
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.43               16.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.95               14.03                116.52
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.43               14.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.78               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.46               17.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.49               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.88                10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.99               14.91                569.76
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.89               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.90               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.61                11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.72               10.80                598.05
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.76               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.25               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.82                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.60               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.60               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.29               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.63               13.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.96               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.62               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.91               13.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.69               13.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.79               10.77                122.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.43               11.70                572.31
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.06               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.75               13.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.24               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.66               14.42                241.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.66               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.02               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.56               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.99                8.93                155.26
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.10               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.09                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.21               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.73               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.07               14.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.11               10.87                230.66
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.05               13.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.30               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.21               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.86               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.38               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.79               14.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.17               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.59               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.08               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.80                10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.02               10.61                799.07
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.14               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.36               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.23                 9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.58                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.25                 7.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.83                 8.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.81               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.58               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.61               13.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.10               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.14               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.45               20.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.17               20.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.24               13.98                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.12                9.93                28.13
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.85               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.93                10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.08               18.87                36.75
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.30               12.01                64.03
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.02               15.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.97               16.60                40.29
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.45               17.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.07               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    13.03               18.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.60               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.79                10.42                119.15
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.95               17.15                53.33
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.97               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.44               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.31                10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.22               13.10                62.02
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.44               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.70               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.94                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.96               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.65               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.66               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.26               17.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.49               13.29                49.64
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.67               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.12               13.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.58                11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.19               14.16                 9.15
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.82               12.09                132.97
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     11.04               11.18                58.51
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.14               20.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.78                10.01                121.68
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.66               18.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.46               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.18               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.60               12.64                42.29
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.47                9.32                28.45
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.85               15.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.86               10.71                85.45
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.88               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.91               12.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        21.08               21.48                73.17
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.28               14.95                13.42
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.58               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.54               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.32               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.65               12.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.37               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.49               14.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.93               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.34               12.42                42.09
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.73                10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.71               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.29               10.88                319.19
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.19               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.96               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.86                10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.60                 7.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.42                 4.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.44                 6.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.20               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.46               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.43               16.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.37                 9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.57               13.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.64               35.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.17               39.83                10.49
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.60               26.10                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.10                9.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 11.53               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         10.93               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          13.95               16.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  11.52               13.43               3964.59
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        13.29               17.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          11.75               15.03               1001.92
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    13.78               15.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.05               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    14.05               19.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.89               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.78                10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           13.80               15.82               5174.61
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.96               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.43               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.30                10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   12.10               11.14               6194.25
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.11               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.45               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.94                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.68               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.66               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.24               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                12.55               14.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             12.25               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.63               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.02               13.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.84               13.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.84               10.81               1313.95
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.68               11.94               5771.26
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.06               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    12.82               14.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.21               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  13.69               15.58               2177.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.84               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.17               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.58               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.46                9.30               1813.81
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.91               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.16               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.63               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.74               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        16.07               16.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.90               11.64               2302.72
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.53               13.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.74               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.61               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.61               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.36               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.48               14.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.91               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.81               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.93                10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.82                10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.09               10.67               8419.72
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.18               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.95               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.85                10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              9.54                 8.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.18                 7.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.44                 8.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.15               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.37               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    12.30               14.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      9.86                10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          18.33               24.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               17.37               24.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               15.79               15.49                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 13.06                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.80               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.88                10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          16.00               18.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.25               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        11.96               15.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.91               16.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.38               17.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                12.01               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.96               18.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.54               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.77                10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.88               17.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.95               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.41               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.29                10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.15               13.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.39               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.65               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.90                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.91               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.60               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.60               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.19               17.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.43               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.61               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      11.07               13.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.54                11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.12               14.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.76               12.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.99               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    18.05               20.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.74                 9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.58               18.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.43               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.16               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.57               12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.44                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.80               15.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.81               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.81               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.85               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        20.98               21.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.21               14.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.52               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.48               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.27               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.59               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.35               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.47               14.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.90               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.29               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.69                10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.67               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.25               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.17               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.94               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.84                10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.58                 7.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.39                 4.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.41                 6.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.14               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.41               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.40               15.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.32                 9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.52               13.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.52               35.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               28.03               39.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.49               25.97                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.08                9.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.42               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.24               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.22               14.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.62               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.39               16.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.92               13.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.40               14.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.76               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.43               17.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.46               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.85                10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.96               14.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.86               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.87               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.59                11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.69               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.73               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.22               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.79                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.57               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.58               12.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.26               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.59               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.93               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.58               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.88               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.66               13.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.77               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.40               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.04               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.72               13.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.22               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.63               14.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.63               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.99               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.53               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.96                8.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.07               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.06                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.18               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.69               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.03               14.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.08               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.02               12.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.27               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.18               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.83               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.35               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.76               13.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.14               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.56               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.05               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.77                10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 9.99                10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.11               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.33               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.21                 9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.55                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.23                 7.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.81                 8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.78               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.55               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.58               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.08               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.11               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.41               20.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.13               19.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.20               13.92                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.07                9.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.41               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.24               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.21               14.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.62               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.39               16.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.92               13.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.39               14.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.75               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.42               17.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.45               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.85                10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.95               14.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.85               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.86               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.58                11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.68               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.73               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.22               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.79                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.57               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.57               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.25               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.59               13.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.92               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.58               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.87               12.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.66               13.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.76               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.40               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.03               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.71               13.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.21               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.62               14.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.62               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.98               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.52               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.96                8.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.07               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.06                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.17               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.69               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.02               14.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.07               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.02               12.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.26               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.18               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.83               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.35               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.75               13.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.13               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.56               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.04               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.77                10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 9.99                10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.10               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.32               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.20                 9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.54                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.22                 7.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.80                 8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.77               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.54               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.57               13.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.07               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.11               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.40               20.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.12               19.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.19               13.90                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
     Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.96                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.72               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.81                10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          15.89               18.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.17               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        11.87               15.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.81               16.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.26               17.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.92               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.87               18.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.45               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.74                10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.77               16.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.91               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.38               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.26                10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   14.05               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.31               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.57               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.84                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.83               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.52               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.52               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.08               17.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.33               13.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.53               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.99               13.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.47                11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               14.02               13.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.68               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.90               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    17.92               20.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.66                 9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.46               18.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.38               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.12               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.53               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.41                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.71               15.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.74               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.72               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.75               12.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        20.83               21.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.09               14.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.45               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.40               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.19               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.50               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.32               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.43               14.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.87               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.23               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.64                10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.61               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.19               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.14               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.90               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.81                10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.54                 7.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.36                 4.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.36                 6.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.06               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.33               12.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.35               15.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.26                 9.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.44               13.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.33               35.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               27.83               39.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.33               25.77                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.06                9.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.40               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.22               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.19               14.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.60               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.37               16.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.90               13.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.37               14.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.73               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.40               17.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.44               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.83                10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.93               14.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.84               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.84               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.57                11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.67               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.71               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.20               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.77                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.55               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.55               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.24               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.57               13.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.91               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.56               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.86               12.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.64               13.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.74               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.38               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.02               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.69               13.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.20               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.60               14.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.60               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.97               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.51               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.94                8.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.05               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.04                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.15               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.67               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        14.00               14.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.05               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   11.00               12.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.25               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.16               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.81               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.33               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.74               13.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.11               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.54               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.03               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.75                10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 9.97                10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.09               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.30               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.19                 9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.53                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.21                 7.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.79                 8.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.76               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.53               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.55               13.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.06               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.09               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.38               20.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.10               19.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.17               13.87                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.90                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.67               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.77                10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          15.82               18.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.12               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        11.81               15.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.75               16.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.19               17.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.86               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.81               18.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.39               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.72                10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.70               16.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.89               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.35               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.24                10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.98               12.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.25               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.52               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.80                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.77               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.47               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.46               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                15.00               17.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.26               13.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.47               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.93               13.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.42                11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.95               13.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.62               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.85               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    17.83               19.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.62                 9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.38               18.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.35               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.10               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.51               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.39                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.66               15.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.69               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.65               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.69               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        20.72               21.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        15.02               14.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.40               12.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.34               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.15               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.45               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.30               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.40               14.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.84               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.18               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.61                10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.57               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.16               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.12               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.88               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.79                10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.52                 7.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.33                 4.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.33                 6.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               12.00               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.28               12.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.31               15.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.21                 9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.39               13.17                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.21               34.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               27.69               39.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.22               25.64                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.04                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.38               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.21               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.17               14.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.59               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.35               15.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.89               13.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.36               14.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.72               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.39               17.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.42               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.82                10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.91               14.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.82               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.83               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.55                11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.65               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.70               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.19               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.76                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.54               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.54               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.22               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.56               13.13                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.89               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.55               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.84               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.63               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.73               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.37               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.68               13.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.18               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.59               14.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.59               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.95               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.49               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.93                8.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.04               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.03                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.14               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.65               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        13.98               14.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.04               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.99               12.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.23               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.15               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.80               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.32               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.72               13.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.10               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.53               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 10.02               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.74                10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 9.96                10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.07               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.29               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.18                 9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.51                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.20                 7.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.78                 8.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.74               11.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.51               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.54               13.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.04               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.08               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.36               20.48                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.08               19.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.15               13.83                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.81                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.59               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.70                10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          15.70               18.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.05               11.66               4035.47
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        11.73               15.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.65               16.11               1337.37
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.08               17.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.77               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.71               17.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.30               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.69                10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.59               16.65               3284.15
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.85               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.32               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.21                10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.88               12.72               4007.96
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.18               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.45               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.74                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.69               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.39               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.38               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.89               16.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.17               12.91                358.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.38               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.85               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.35                11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.85               13.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.53               11.74               5599.73
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.77               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    17.70               19.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.55                 9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.26               18.42               2966.09
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.30               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.06               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.47               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.35                9.18               1146.34
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.57               15.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.61               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.56               12.38                845.29
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.60               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        20.57               20.85                644.03
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        14.91               14.51               1593.56
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.32               12.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.26               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.07                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.36               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.26                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.37               14.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.81               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.12               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.55                 9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.51               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.10               10.63               1082.60
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.09               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.85               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.76                10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.49                 7.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.29                 4.55                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.29                 6.14                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.92               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.20               12.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.26               15.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.15                 9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.31               13.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          26.03               34.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               27.49               38.67                91.99
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               26.05               25.44                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                        Investment Division                          Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/06)          (12/31/06)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2007
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.74                9.58                243.16
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.54               11.39                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         9.65                10.05                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          15.63               18.23                749.54
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.00               11.59                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        11.67               15.07                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          12.59               16.02                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    15.00               17.01                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                11.72               11.89                698.79
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.65               17.83                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         12.24               11.78                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.67                10.24                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           14.52               16.55                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.83               11.28                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           12.29               11.60                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.20                10.74                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   13.81               12.64                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               11.12               11.83                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.40               11.08                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     8.70                 0.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.64               11.85                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.34               11.86                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.32               11.90                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                14.82               16.81                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             13.10               12.83                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.33               12.25                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.80               12.83                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    9.30                11.40                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               13.78               13.66                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.48               11.67                967.40
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     10.72               10.79                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    17.61               19.64                1204.26
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              9.50                 9.66                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  16.18               18.31                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          12.26               12.50                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         12.04               11.81                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             12.45               12.42                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               11.33                9.15                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          14.52               15.27                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.56               10.35                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                13.49               12.31                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        12.53               12.54                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        20.47               20.73                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        14.84               14.43                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.27               12.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.20               11.92                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     10.02                9.91                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          11.31               12.35                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.24                9.96                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    12.34               14.58                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.78               11.77                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   12.07               12.08                3049.99
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.52                 9.88                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  10.47               11.20                3075.48
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 10.06               10.58                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          10.07               10.35                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            11.82               11.50                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.74                10.34                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              8.46                 7.81                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               5.27                 4.52                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           6.26                 6.10                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.86               11.60                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                11.15               12.70                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    13.22               15.69                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       9.11                 9.15                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      12.26               13.00                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          25.91               34.47                120.50
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               27.35               38.44                 0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               25.94               25.31                463.72
--------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 12.00                9.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.35               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.17               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.13               14.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.55               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.31               15.89                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.85               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.31               13.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.68               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.34               17.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.38               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.79                10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.87               14.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.78               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.79               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.52                11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.61               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.66               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.15               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.73                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.50               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.50               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.18               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.52               13.06                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.85               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.51               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.80               12.83                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.59               12.96                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.69               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.33               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     9.97                10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.64               12.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.15               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.54               14.19                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.55               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.91               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.45               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.89                8.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          11.00               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.10               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.61               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        13.93               14.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        11.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.95               12.79                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.19               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.11               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.76               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.28                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.68               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.06               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.49               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.98                10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.71                10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 9.93                10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.03               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.25               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.15                 9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.48                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.16                 7.86                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.75                 8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.70               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.48               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.50               13.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.01               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.04               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.31               20.36                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.03               19.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.11               13.75                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/06)           (12/31/07)          Period
------------------------------------------------------------------------------------------------------------------------------
     2007
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                 11.98                9.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                 10.33               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                         11.15               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                          12.12               14.11                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                  10.54               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                        12.29               15.85                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                          10.84               13.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                    12.30               13.92                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                10.67               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                    12.33               17.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                         11.37               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                    9.77                10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                           12.85               14.63                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                     11.77               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                           11.77               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                   9.51                11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                   11.60               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                               10.65               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                       10.14               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                     9.71                 0.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                             10.49               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                     10.49               12.01                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                  11.17               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                11.50               13.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                             11.83               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                           11.49               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                      10.79               12.80                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                    10.58               12.93                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                               10.68               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                 11.31               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                     9.96                10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                    11.62               12.94                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                              10.13               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                  12.53               14.15                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                          11.53               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                         11.89               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                             11.44               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund               10.87                8.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                          10.98               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                         9.98                 9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                11.09               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord   Abbett   Series   Fund   -   Growth   and   Income
     Portfolio                                                        11.60               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett     Series     Fund    -     International
     Portfolio                                                        13.91               14.07                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord    Abbett    Series    Fund   -   Mid   Cap    Value
     Portfolio                                                        10.99               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                   10.93               12.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                   11.18               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                     11.09               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                          10.75               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                          10.27                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                    11.67               13.76                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                           11.05               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                   10.48               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                 9.97                10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                  9.69                10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                 9.91                10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                          11.02               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                            12.23               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                 9.13                 9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund              10.46                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                               9.15                 7.84                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                           8.74                 8.50                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                               11.69               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                10.46               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                    11.48               13.61                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                       10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                      10.03               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                          15.28               20.31                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                               14.02               19.67                 0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                               14.09               13.72                 0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset Allocation
Model
                                                                                                                                   -

                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/05) Period (12/31/06)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   10.75               12.39                   0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.26               10.68                   0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                           10.54               11.53                   0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            10.09               12.53                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.47               10.89                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          10.77               12.71                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             10.28               11.20                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      10.70               12.71                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      10.17               11.03                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.98               12.74                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               10.17               11.75                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.05               10.10                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 10.76               13.28                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.26               12.16                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.23               12.17                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.28                9.83                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         10.22               11.99                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.11               11.01                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                          9.91               10.48                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.07               10.04                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.23               10.84                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.27               10.84                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.46               11.55                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  10.78               11.89                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               10.31               12.23                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.64               11.88                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.72               11.15                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                      10.37               10.93                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 10.05               11.04                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.24               11.69                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                        9.99               10.29                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      10.80               12.01                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.09               10.48                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    11.11               12.95                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            10.38               11.92                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.12               11.24                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.13               12.29                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                               10.28               11.82                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     10.61               11.35                   0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          10.01               10.32                   0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 10.07               11.46                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  10.33               11.99                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    11.26               14.38                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.23               11.36                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.61               11.30                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.36               11.56                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                       10.26               11.47                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.19               11.11                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.19               10.62                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.65               12.06                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.38               11.42                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     10.03               10.83                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.02               10.30                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    10.06               10.02                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                    9.97               10.25                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.34               11.39                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.30               12.64                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                                9.70                9.46                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                 10.11               10.81                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.23               12.08                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  10.33               10.81                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      10.77               11.87                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                    9.85                9.44                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                               10.06               10.33                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                  9.87                9.03                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                         9.84               10.37                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            11.45               15.80                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 11.76               14.49                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 11.24               14.56                   0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset Allocation
Model
                                                                                                                                   -

                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/05) Period (12/31/06)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   10.75               12.37                   0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.26               10.67                   0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                           10.54               11.51                   0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            10.09               12.51                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.47               10.88                1072.81
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          10.76               12.69                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             10.27               11.19                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      10.70               12.70                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      10.16               11.01                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.98               12.72                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               10.16               11.74                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.05               10.09                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 10.76               13.27                1678.85
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.26               12.15                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.22               12.15                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.28                9.82                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         10.22               11.97                1627.53
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.10               10.99                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                          9.91               10.47                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.06               10.03                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.22               10.83                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.26               10.83                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.46               11.53                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  10.78               11.87                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               10.30               12.22                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.63               11.86                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.72               11.14                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                      10.36               10.92                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 10.04               11.02                 698.10
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.23               11.68                1326.38
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                        9.98               10.28                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      10.80               12.00                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.09               10.46                3423.69
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    11.11               12.93                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            10.38               11.91                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.11               11.23                 510.54
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.13               12.28                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                               10.27               11.81                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     10.61               11.33                   0.00
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          10.01               10.31                2386.79
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 10.07               11.45                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  10.33               11.97                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    11.26               14.36                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.22               11.34                 864.17
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.61               11.29                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.36               11.54                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                       10.26               11.45                   0.00
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.18               11.09                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.19               10.60                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.64               12.04                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.38               11.40                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     10.03               10.82                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.01               10.29                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    10.05               10.01                   0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                    9.97               10.23                3878.14
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.33               11.38                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.29               12.62                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                                9.69                9.45                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                 10.10               10.80                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.23               12.06                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  10.33               10.80                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      10.77               11.85                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                    9.85                9.43                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                               10.05               10.32                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                  9.86                9.02                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                         9.84               10.35                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            11.44               15.78                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 11.76               14.47                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 11.24               14.54                   0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (12/31/05) Period (12/31/06)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   12.31               14.16                1644.47
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   11.26               11.71              143358.58
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                            9.78               10.67                6425.90
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            13.94               17.28              135338.12
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.69               11.11               39088.76
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          11.00               12.97               42297.80
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             12.86               13.99               17450.23
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      14.06               16.67               12595.10
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      12.02               13.02               14009.42
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          12.14               14.06                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               11.78               13.60                2497.96
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.06               10.09                5075.60
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 13.09               16.13               17716.73
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.43               12.35                1645.15
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.80               12.83                 173.65
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.06                9.60                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         13.11               15.35               24135.54
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 11.31               12.30                 119.52
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.89               11.50                 189.96
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                        9.65                9.61                 115.71
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               11.17               11.83                2573.42
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.90               11.49                1117.73
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    11.42               12.58                3346.18
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  14.96               16.47              284231.69
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               12.29               14.56               14277.18
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             11.29               12.59                1258.17
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        11.56               12.00                 472.36
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                       9.82               10.34                1767.71
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 13.96               15.31               13856.13
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   11.18               12.75               33424.20
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       11.58               11.91                4005.27
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      17.62               19.57                8370.98
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.19               10.56               23764.23
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    15.45               17.98                9443.04
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            11.33               12.99                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.66               11.83                3916.60
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.37               12.57                 970.69
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                               11.31               12.99                3259.27
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     14.75               15.75                1767.22
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          11.35               11.68               12412.80
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 13.13               14.92                3528.58
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  12.02               13.93               81812.85
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    17.84               22.75               25106.79
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    14.87               16.49              218591.83
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.73               11.41                 262.03
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     11.18               12.45                1447.65
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                        9.98               11.14                5797.24
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            11.54               12.57                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.28               10.69                9986.68
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           11.39               12.88               13984.19
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 11.20               12.30                1146.84
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     12.12               13.06                2497.20
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.02               10.30                4577.01
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    11.39               11.33               20131.14
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.61               10.89               62616.82
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                               9.55               10.51                3326.29
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.06               12.34                 132.68
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                                5.98                5.83              164167.97
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                  8.39                8.96               45388.33
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 11.13               13.11               28433.90
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  11.79               12.32                 123.50
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      12.72               14.00               97330.30
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.63               10.17                 714.47
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                                9.82               10.07                   0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                  7.57                6.92              120886.92
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        12.74               13.41                 787.04
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            20.78               28.64               70997.34
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 24.71               30.40              107012.48
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 21.93               28.37                1803.77
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/05)         (12/31/06)              Period
------------------------------------------------------------------------------------------------------------------------------
     2006
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.26               14.09                6626.77
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.22               11.65               13338.10
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.74               10.62                1778.88
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.89               17.20               18643.64
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.65               11.06               44146.31
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.96               12.90                8712.48
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.81               13.93               12297.59
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            14.01               16.59                4067.33
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.97               12.96               46976.09
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.09               13.99                5587.38
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.74               13.53                 851.66
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.05               10.07               37648.70
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.04               16.05               30937.12
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.42               12.32                9452.54
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.79               12.80                 675.78
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.05                9.58                 158.17
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               13.06               15.27               57338.89
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       11.27               12.24                5392.83
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.85               11.45                1771.93
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.62                9.57                3793.94
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.13               11.77                 587.86
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.85               11.43                 241.82
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.38               12.52               40978.18
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.90               16.39               93363.71
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     12.24               14.49               18033.52
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   11.25               12.53                5086.64
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.51               11.94                1127.11
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.78               10.29                4172.98
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.91               15.24                8934.23
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         11.14               12.69               68096.75
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.53               11.85               10087.32
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.55               19.48               30794.04
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.15               10.51               47117.59
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.39               17.89               30993.87
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.31               12.95                 160.40
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.65               11.80               11304.96
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.36               12.54                5941.23
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.30               12.97                7886.84
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.71               15.69                 605.42
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.31               11.62               26438.03
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       13.08               14.85                1762.90
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.97               13.86               16907.99
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.77               22.64               35718.22
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.81               16.41               51826.39
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.69               11.36                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           11.14               12.39                 409.07
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.94               11.08                1821.01
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.50               12.51                 360.64
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.27               10.67                1096.50
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.38               12.86                 418.93
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.19               12.27                 478.21
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           12.09               13.01                9279.13
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.26                5124.43
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.36               11.29                7991.80
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.58               10.85              111358.87
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.54               10.49                 580.86
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.05               12.31                 762.01
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.96                5.80                8770.70
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.38                8.94                2686.81
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       11.09               13.05                1925.84
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.75               12.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.70               13.96                3190.95
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.62               10.15                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.78               10.02                 294.20
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.54                6.89               10214.47
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.70               13.35                2411.40
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.70               28.51               13815.09
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       24.61               30.25               14173.54
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.86               28.25                1728.84
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (12/31/05)         (12/31/06)              Period
------------------------------------------------------------------------------------------------------------------------------
     2006
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.86               12.48                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.45               11.89                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.33               11.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.62               14.38                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          11.44               11.87                1910.24
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                11.64               13.70                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.14               12.11                 629.18
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.00               14.21                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.53               11.39                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.52               14.48                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.63               12.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.04               10.06                1425.91
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.55               14.22                1819.52
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.42               12.31                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.78               12.79                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.04                9.57                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.67               12.48                2206.95
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.55               11.45                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.22               10.77                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.27                9.22                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.41               11.00                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.44               10.99                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.53               11.59                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.76               12.93                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.67               12.63                 510.24
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.76               11.98                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.95               11.36                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.62               11.17                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.20               11.17                 549.28
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.57               12.04                3442.51
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.09               10.37                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            11.91               13.21                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.17               10.52                1536.09
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.14               14.11                 459.55
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.66               12.21                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.64               11.79                 636.26
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.35               12.53                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.30               12.95                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           11.51               12.27                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.20               10.48                1538.52
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.57               11.99                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.46               12.11                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.01               16.57                1769.34
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          11.08               12.27                 992.59
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           11.19               11.88                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.88               12.10                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.74               11.96                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.00               11.96                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.26               10.66                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.37               12.84                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.18               12.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.36               11.14                 404.05
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.97               10.23                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.18               10.12                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.15               10.40                5210.56
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.53               10.48                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.05               12.30                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.46                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.22                9.83                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.64               12.53                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.24               10.69                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.54               12.68                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.61               10.14                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.06               10.30                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.54                8.70                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.67               10.16                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  13.73               18.89                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       14.58               17.91                 352.44
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.60               16.27                   0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and
GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.78               12.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.82               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.07               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.92               17.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          11.18               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                11.55               13.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.53               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.54               14.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.05               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.54               14.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.22               12.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.04               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.29               15.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.41               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.78               12.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.04                9.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.42               13.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.80               11.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.27               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.39                9.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.45               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.45               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.68               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.10               14.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.28               13.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.88               12.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.13               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.77               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.99               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.26               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.12               15.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.14               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.80               14.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.29               12.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.64               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.35               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.29               12.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.06               12.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.36               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.67               14.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.20               12.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.38               18.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          12.73               14.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           11.55               12.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           11.40               12.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.30               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.67               12.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.26               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.37               12.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.17               12.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.04               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.99               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.66               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.39               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.53               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.04               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      8.84                8.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.36                8.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       11.18               13.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.64               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.68               13.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.61               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.96               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        8.91                8.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.31               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.75               21.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.62               22.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       15.10               19.49                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.19               13.99               3129.81
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.15               11.57               9141.72
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.69               10.55               3425.02
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.81               17.08               5096.36
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.59               10.97              41604.15
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.90               12.81               3975.04
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.73               13.82              16716.32
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.92               16.47               1929.97
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.90               12.86               6290.10
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.02               13.89                232.13
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.67               13.43                698.55
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.03               10.04              16053.76
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.96               15.94              45895.56
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.41               12.29               9577.77
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.77               12.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.03                9.55                374.18
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.98               15.16              47963.28
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       11.20               12.15               2598.64
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.79               11.37               1500.35
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.57                9.50               1488.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.06               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.79               11.35               2173.85
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.31               12.43              15101.03
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.81               16.27              42458.32
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     12.17               14.38              32724.37
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   11.18               12.44                982.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.44               11.86                147.78
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.72               10.21               3006.97
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.82               15.13               8725.94
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         11.07               12.60              57606.94
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.46               11.77               4866.25
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.45               19.34               7153.69
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.09               10.43              30458.16
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.30               17.76              14381.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.28               12.90                191.58
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.63               11.77               7519.56
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.34               12.50                183.03
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.28               12.93                148.33
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.65               15.60               7095.74
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.24               11.54              14605.93
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       13.01               14.74               5661.94
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.90               13.76              13384.81
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.66               22.47              12421.94
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.72               16.29              27010.48
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.63               11.27               3402.19
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           11.07               12.30                222.17
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.88               11.00                916.87
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.43               12.41                654.95
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.25               10.64                190.75
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.36               12.82                375.41
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.17               12.24               1046.27
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           12.04               12.94               3656.34
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.96               10.20               3458.91
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.31               11.23               6496.75
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.54               10.79              78072.98
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.52               10.45               7369.06
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.04               12.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.93                5.76               6400.49
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.35                8.90               1722.27
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       11.02               12.96               1329.77
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.68               12.18               2140.52
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.67               13.91               3002.12
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.60               10.12                502.52
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.73                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.50                6.84               4442.72
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.64               13.27               1172.25
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.59               28.31               9217.04
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       24.47               30.03               9833.91
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.76               28.08               2249.91
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.73               12.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.24               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.53               11.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.45               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.75               12.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.26               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.69               12.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.15               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.97               12.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.15               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.03               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.74               13.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.24               12.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.21               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.26                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.21               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.09               10.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.89               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.05                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.21               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.25               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.45               11.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.76               11.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.29               12.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.62               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.70               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.35               10.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.03               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.22               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.97               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.78               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.08               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.09               12.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.37               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.10               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.11               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     10.26               11.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.60               11.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.05               11.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.32               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.24               14.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.21               11.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.60               11.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.35               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.25               11.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.17               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.18               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.63               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.36               11.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.02               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.04                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.96               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.32               11.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.28               12.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.68                9.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.09               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.22               12.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.32               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.75               11.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.84                9.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.04               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.85                8.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.82               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.43               15.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.74               14.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.22               14.47                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium
     Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.14               13.92               2866.68
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.11               11.51              20002.17
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.65               10.50               2597.48
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.76               17.00              43608.35
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.55               10.92             138256.60
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.85               12.75              16695.99
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.68               13.76              50890.07
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.87               16.39              52385.67
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.86               12.80              13264.68
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.97               13.82               9467.18
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.62               13.37               8811.21
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.02              51487.53
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.91               15.86             114323.23
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.40               12.26               4232.74
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.76               12.74               5109.69
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.02                9.53               3216.56
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.93               15.08             109912.33
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       11.16               12.10               4879.35
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.75               11.31               2464.04
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.53                9.46               2958.70
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.02               11.62              11233.45
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.75               11.30               7235.64
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.27               12.37              20114.37
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.75               16.19              64890.54
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     12.12               14.31              62477.30
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   11.14               12.38              25627.28
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.40               11.80               1335.28
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.69               10.16              31555.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.77               15.05             247299.04
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         11.03               12.54             192409.47
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.42               11.71              27690.10
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.38               19.24              26443.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.05               10.38             120676.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.24               17.67              54116.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.26               12.87               5816.50
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.62               11.74              25816.43
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.33               12.48               2549.53
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.27               12.90               4920.51
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.60               15.54               8878.20
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.20               11.49              52212.88
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.96               14.68              28066.21
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.86               13.69              34604.91
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.59               22.36              97417.36
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.67               16.21              85030.07
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.59               11.22               7348.99
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           11.03               12.24               6907.87
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.84               10.95               6724.11
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.38               12.35               2157.86
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.24               10.62               5170.65
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.35               12.79               2670.85
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.16               12.21                337.02
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           12.01               12.89              25060.85
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.93               10.17              14635.31
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.28               11.19              29654.72
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.51               10.75             245684.44
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.51               10.43              60686.71
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.03               12.25               1442.67
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.90                5.73              10382.29
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.34                8.88               1516.77
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.98               12.90               1528.08
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.64               12.12                329.91
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.65               13.87              14061.37
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.59               10.10                113.17
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.69                9.91                 81.11
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.47                6.81               7440.58
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.60               13.21               6252.86
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.51               28.18              75049.58
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       24.37               29.88              36448.67
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.69               27.96              23052.94
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 1.60% Asset Charge
            Base Contract with Minimum Premium Rider and GMWB
     Moderate Asset Allocation Model
                                                                                                                             -

       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.73               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.24               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.52               11.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.45               10.81                114.82
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.75               12.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.26               11.12                 28.19
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.68               12.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.15               10.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.96               12.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.15               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.03               10.03                151.03
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.74               13.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.24               12.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.21               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.26                9.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.20               11.90                 66.23
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.09               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.89               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.05                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.21               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.25               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.44               11.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.76               11.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.29               12.14                 52.34
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.62               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.70               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.35               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.03               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.22               11.61                176.30
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.97               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.78               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.07               10.40                 29.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.09               12.85                 50.27
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.36               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.10               11.16                 28.29
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.11               12.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     10.26               11.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.59               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.99               10.24                 89.60
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.05               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.31               11.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.24               14.28                195.39
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.21               11.27                 41.82
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.59               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.34               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.24               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.17               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.17               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.62               11.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.36               11.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.02               10.75                 43.25
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.04                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.95               10.17                255.07
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.32               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.27               12.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.68                9.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.09               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.21               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.31               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.75               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.83                9.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.04               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.85                8.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.82               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.42               15.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.74               14.38                 42.86
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.22               14.45                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years

     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.65               15.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         13.17               13.63                113.55
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.27               15.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  16.60               20.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          14.47               14.97                385.58
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                14.69               17.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   16.59               17.97                143.40
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            18.17               21.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            13.08               14.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                14.67               16.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     14.29               16.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.01               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       15.21               18.66                775.82
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.39               12.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.75               12.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.01                9.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.81               17.25                658.10
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       13.01               14.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.50               14.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             12.84               12.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     12.22               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.70               13.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          12.37               13.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        16.02               17.56                347.38
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     14.53               17.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   13.06               14.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              13.91               14.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            13.25               13.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       14.24               15.55                128.07
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.73               15.60                662.17
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.90               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            19.48               21.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.02               10.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          17.94               20.79                201.68
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.24               12.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.61               11.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.32               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.26               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.56               15.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.80               11.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.91               19.13                101.59
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.40               16.61                186.66
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          20.54               26.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          16.36               18.07                351.36
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           14.60               15.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           13.37               14.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.59               15.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  14.39               15.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.23               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.34               12.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.15               12.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.97               12.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.90               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.25               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.49               10.71               1058.44
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.50               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.02               12.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.37                5.21                153.62
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.33                8.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       15.07               17.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.68               15.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.63               13.83                168.04
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.58               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.71                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.57                5.98                131.11
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.56               13.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  24.92               34.19                 23.29
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       27.72               33.95                 44.13
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.62               27.85                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.07               13.82               9469.13
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.04               11.42              12901.31
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.60               10.43                 18.97
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.69               16.88               4324.49
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.49               10.84              80105.26
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.79               12.65               6630.26
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.61               13.66              14953.94
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.79               16.27               5568.23
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.79               12.71                 14.46
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.90               13.72               4948.16
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.55               13.27               2875.87
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.01                9.99              65140.23
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.84               15.74              20526.56
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.38               12.23               2470.51
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.75               12.70                194.63
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.01                9.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.86               14.97              54361.21
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       11.10               12.01               9540.42
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.69               11.24               4067.86
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.48                9.39               6361.64
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.95               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.69               11.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.20               12.28               1987.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.67               16.07              24729.46
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     12.05               14.21              36057.70
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   11.07               12.28               7146.33
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.33               11.71                 86.87
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.63               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.69               14.94              17323.70
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.96               12.44              92762.75
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.35               11.62               2550.20
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.28               19.10              11734.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.99               10.30              21609.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.15               17.54              42259.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.23               12.81               1254.69
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.61               11.71              18348.71
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.32               12.44               6201.32
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.26               12.86               5356.53
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.54               15.45               4101.13
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.14               11.41              26615.55
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.89               14.57               2615.50
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.79               13.59               5351.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.49               22.20              66264.63
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.58               16.09              29531.99
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.52               11.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.97               12.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.79               10.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.32               12.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.23               10.59               2520.95
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.33               12.75                 65.05
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.14               12.18               2723.46
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.96               12.82              27671.88
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.89               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.24               11.13              11774.43
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.47               10.69             115988.28
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.50               10.40              55745.97
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.01               12.22               2612.33
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.87                5.69                166.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.32                8.84                 52.90
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.92               12.81               3809.75
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.58               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.61               13.81               3534.35
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.57               10.07                603.29
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.64                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.43                6.76                439.06
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.54               13.13               4624.79
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.40               27.98              27359.44
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       24.23               29.66              17933.10
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.59               27.79               8071.12
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year
     Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.81               12.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.40               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.29               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.57               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          11.39               11.77               3237.77
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                11.59               13.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.09               12.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.94               14.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.48               11.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.46               14.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.59               12.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98               4641.98
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.50               14.10               1812.52
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.38               12.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.74               12.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.63               12.37               2581.60
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.50               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.17               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.23                9.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.37               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.39               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.49               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.71               12.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.62               12.52                507.94
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.72               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.90               11.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.58               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.15               11.08                791.44
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.52               11.94               3865.42
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.05               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            11.86               13.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.13               10.44               6018.25
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.09               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.62               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.60               11.70               1101.33
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.31               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.25               12.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           11.46               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.15               10.39               5380.25
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.52               11.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.42               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          12.95               16.43               2753.64
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          11.03               12.17               1693.87
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           11.14               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.84               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.69               11.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.96               11.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.22               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.33               12.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.14               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.31               11.05               1428.07
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.93               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.14               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.11               10.31              10353.94
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.50               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.01               12.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.68                9.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.18                9.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.60               12.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.20               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.49               12.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.57               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.02               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.50                8.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.63               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  13.67               18.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       14.52               17.76                509.07
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.54               16.14                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.02               13.75               7960.77
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.00               11.37               7216.85
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.56               10.38                749.82
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.64               16.80                767.87
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.45               10.79              17807.55
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.75               12.59               4096.74
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.56               13.59               7456.80
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.73               16.19               1157.33
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.74               12.64               3397.48
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.86               13.65                243.47
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.51               13.20                357.42
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.97               5579.92
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.79               15.67              24916.91
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.37               12.20               2101.57
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.74               12.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.81               14.90              22777.42
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       11.06               11.96                493.57
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.65               11.18                635.44
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.44                9.35                483.77
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.91               11.48                  9.99
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.64               11.16                407.45
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.16               12.22               3641.73
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.61               15.99              36756.03
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     12.00               14.14               9591.88
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   11.03               12.22               1119.80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.29               11.65                 84.55
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.59               10.04                159.79
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.64               14.87               7153.55
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.92               12.38              28041.53
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.31               11.57               1960.30
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.21               19.01              12197.58
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.95               10.25              26326.68
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.09               17.46               7089.48
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.22               12.78               3000.38
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.60               11.69               3334.91
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.31               12.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     11.25               12.84               2849.23
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.50               15.39                264.70
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.10               11.35              12457.71
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.84               14.51               1321.42
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.74               13.53               8685.33
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.42               22.09               7137.54
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.52               16.01              12381.40
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.48               11.08                468.89
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.92               12.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.75               10.81                495.01
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.27               12.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.22               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.32               12.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.13               12.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.93               12.78               3119.51
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.87               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.21               11.09               2590.74
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.44               10.65              40831.47
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.49               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               12.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.85                5.67                197.23
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.31                8.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.88               12.75                120.06
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.53               11.98               1033.24
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.59               13.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.56               10.05                284.11
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.60                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.41                6.73               1308.32
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.50               13.07                192.14
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.33               27.85               5085.87
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       24.14               29.52               3290.06
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.52               27.67                560.02
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and
     GMWB Moderate Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.72               12.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.23               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.51               11.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.06               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.44               10.78               3742.88
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.74               12.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.25               11.08                965.41
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.67               12.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.14               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.95               12.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.14               11.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.99               4493.33
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.73               13.14                592.92
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.23               12.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.20               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.25                9.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.20               11.86               2492.76
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.08               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.88               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.04                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.20               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.24               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.43               11.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.75               11.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.28               12.10               1564.35
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.61               11.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.69               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.34               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.02               10.92                166.93
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.21               11.57               5820.22
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.96               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.77               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.06               10.36               1269.08
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.08               12.81               1475.65
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.36               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.09               11.12                955.87
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.10               12.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                     10.25               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.58               11.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.98               10.21               2887.84
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.04               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.30               11.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.23               14.23               5759.67
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.20               11.23               1456.84
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.58               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.33               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.23               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.16               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.16               10.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.62               11.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.35               11.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.01               10.72               1286.43
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.99               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.03                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.94               10.14               8480.01
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.31               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.27               12.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.67                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.08               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.20               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.30               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.74               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.82                9.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.03               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.84                8.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.81               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.41               15.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.73               14.33               1279.64
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.21               14.40                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2006
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.98               13.68                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.96               11.31                1939.20
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.53               10.33                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.59               16.73                1772.64
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.40               10.74                2036.42
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.71               12.53                 884.81
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.51               13.52                 801.12
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.68               16.11                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.70               12.58                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.81               13.58                 102.23
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.46               13.14                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.99                9.95                 581.21
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.74               15.59                2651.59
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.36               12.18                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.73               12.65                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.99                9.47                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.76               14.83                2527.40
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       11.02               11.90                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.61               11.13                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.41                9.31                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.87               11.43                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.60               11.10                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.11               12.16                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.55               15.91                2565.68
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.96               14.07                 180.60
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.99               12.16                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.24               11.60                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.55                9.99                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.58               14.80                 433.46
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.88               12.32                3059.54
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.26               11.51                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.15               18.91                  92.21
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.91               10.20                2243.40
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.03               17.37                1053.94
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.20               12.75                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.59               11.66                 107.96
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.30               12.39                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.23               12.81                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.46               15.34                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.06               11.30                1651.54
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.79               14.44                 473.16
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.70               13.46                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.36               21.98                 522.46
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.47               15.93                2341.03
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.44               11.03                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.88               12.03                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.71               10.76                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.23               12.14                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.21               10.54                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.31               12.70                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.12               12.13                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.89               12.73                 142.38
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.84               10.04                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.18               11.05                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.42               10.61                3954.38
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.48               10.36                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.99               12.17                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.83                5.64                1552.99
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.29                8.80                 755.18
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.84               12.69                 872.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.49               11.93                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.57               13.74                2427.61
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.55               10.03                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.57                9.74                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.38                6.70                 981.53
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.46               13.02                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.25               27.72                 545.44
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       24.04               29.37                1219.19
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.45               27.56                   0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2006
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.52               15.44                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         13.05               13.46                1208.73
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.14               15.32                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  16.44               20.23                2436.44
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          14.33               14.78               30037.81
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                14.55               17.01                1046.12
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   16.43               17.75                2980.06
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            18.00               21.19                 222.54
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.96               13.93                 145.57
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                14.53               16.70                 419.85
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     14.15               16.22                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.98                9.94                5113.67
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       15.06               18.43               41240.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.36               12.16                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.72               12.64                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.46                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.67               17.04               39950.89
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.89               13.91                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.37               14.02                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             12.71               12.57                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     12.10               12.72                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.58               13.17                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          12.25               13.39                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        15.87               17.35                4570.11
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     14.39               16.92                1995.92
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.94               14.32                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              13.78               14.20                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            13.12               13.72                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.88               14.02               16469.36
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.60               15.40               41234.22
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.79               11.02                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            19.30               21.28                 490.89
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.92               10.21               91232.17
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          17.93               20.71                2284.38
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.19               12.73                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.58               11.65               16314.72
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.29               12.38                 106.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.23               12.80                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.44               15.31                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.69               10.92               58378.84
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.75               18.89                 154.71
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.26               16.40                 589.87
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          20.35               25.76                4228.03
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          16.21               17.84               21771.51
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           14.46               15.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           13.25               14.64                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.46               14.91                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  14.26               15.41                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.20               10.53                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.30               12.69                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.11               12.12                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.88               12.71               27175.85
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.83               10.02                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.16               11.03                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.40               10.59              116459.46
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.48               10.35                4143.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.99               12.16                  48.03
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.32                5.15                3128.05
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.29                8.78                1734.20
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.93               17.47                  51.69
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.54               15.08                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.56               13.72                2579.38
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.55               10.02                  42.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.62                9.79                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.51                5.90                2470.75
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.44               12.99                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  24.68               33.77                2166.16
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       27.46               33.53                4408.77
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.42               27.50                 575.44
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five

     Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.91               13.58                599.43
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.89               11.23               1806.35
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.48               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.51               16.61               4689.45
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.34               10.66              31686.96
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.64               12.44               5238.05
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.44               13.42               8815.95
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.60               15.99               3009.43
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.63               12.49               4938.14
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.74               13.48                815.17
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.40               13.04               3428.42
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.97                9.92              14634.34
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.66               15.47              32918.97
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.34               12.14                513.38
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.71               12.61               2257.66
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.97                9.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.68               14.72              38342.27
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.96               11.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.56               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.36                9.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.81               11.34               2850.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.54               11.02                565.97
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.05               12.07               5258.24
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.47               15.80              30155.29
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.89               13.97              21639.43
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.92               12.08               1931.87
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.18               11.51                 97.69
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.50                9.92                170.63
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.50               14.69               7541.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.82               12.23              51806.78
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.20               11.43              16363.54
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            17.05               18.77               5488.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.85               10.13              32797.06
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.95               17.25              18974.06
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.17               12.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.57               11.63               9430.58
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.28               12.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.22               12.77               4041.60
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.40               15.25                402.73
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.00               11.22              17285.54
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.72               14.34               4661.93
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.63               13.36              17003.72
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.25               21.82              11571.96
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.38               15.81              16742.58
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.38               10.95                882.45
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.82               11.94                848.85
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.65               10.68                515.31
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.16               12.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.19               10.51                168.57
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.29               12.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.10               12.09               2996.05
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.85               12.66               5552.71
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.80                9.98              14445.50
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.13               10.99               8999.69
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.37               10.55              71063.70
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.47               10.33               2999.83
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.98               12.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.80                5.60               1314.21
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.27                8.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.78               12.60                450.73
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.43               11.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.54               13.69                803.15
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.54               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.51                9.68              20578.67
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.34                6.65               1101.62
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.40               12.94                301.79
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.14               27.53               5573.46
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.90               29.16               6151.23
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.35               27.39               4245.69
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.77               12.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.36               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.25               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.52               14.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          11.35               11.69                616.16
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                11.55               13.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.05               11.92                264.52
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.90               13.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.44               11.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.42               14.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.55               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.97                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.46               14.00               1289.94
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.34               12.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.70               12.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.97                9.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.59               12.28               1088.46
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.46               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.13               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.19                9.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.33               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.35               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.45               11.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.67               12.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.58               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.68               11.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.86               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.54               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.12               11.00                372.56
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.48               11.85               1206.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.01               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            11.81               13.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.09               10.36                869.45
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.05               13.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.58               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.56               11.62                262.35
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.28               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.21               12.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           11.42               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.11               10.31                487.77
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.48               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.38               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          12.90               16.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.99               12.08                427.68
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           11.10               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.80               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.65               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.91               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.19               10.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.29               12.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.10               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.27               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.89               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.07               10.24               1964.86
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.46               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.97               12.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.64                9.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.14                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.56               12.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.16               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.44               12.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.53                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.98               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.46                8.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.59               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  13.62               18.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       14.46               17.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.50               16.02                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.86               13.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.85               11.17                136.84
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.44               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.46               16.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.30               10.60               2674.55
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.60               12.38                539.36
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.39               13.36              10097.23
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.55               15.91                467.10
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.58               12.43                  4.77
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.69               13.42               5876.33
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.35               12.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.96                9.90               2160.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.61               15.40               2137.74
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.33               12.12               3215.02
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.70               12.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.96                9.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.63               14.65              11078.43
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.92               11.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.52               11.00                259.54
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.32                9.20                495.48
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.76               11.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.50               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.00               12.01               1728.85
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.41               15.72              78807.71
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.84               13.90               1101.24
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.88               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.13               11.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.46                9.87                 59.95
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.45               14.62                178.83
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.77               12.17               3396.15
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.15               11.37                604.66
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.98               18.68              29717.16
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.82               10.08               1886.92
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.89               17.16               5817.16
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.15               12.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.56               11.60                514.72
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.27               12.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.21               12.75                270.21
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.36               15.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.96               11.17               1688.06
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.68               14.27                265.05
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.58               13.30                310.23
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.19               21.71               2331.65
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.33               15.74               1650.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.34               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.77               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.62               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.12               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.18               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.28               12.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.09               12.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.81               12.61               1371.29
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.77                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.10               10.95                996.95
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.35               10.52              11053.48
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.46               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.97               12.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.78                5.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.26                8.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.75               12.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.39               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.52               13.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.53                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.48                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.31                6.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.36               12.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  20.07               27.40               9288.10
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.81               29.01                810.75
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.28               27.27                110.42
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.42               15.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.94               13.33                635.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.03               15.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  16.31               20.02                425.83
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          14.22               14.63               3983.34
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                14.43               16.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   16.30               17.57                308.46
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            17.86               20.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.86               13.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                14.42               16.53                 70.66
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     14.04               16.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.96                9.89               7331.93
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       14.94               18.24                157.14
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.33               12.10                 93.30
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.69               12.58                 90.11
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.96                9.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.55               16.86               1734.63
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.79               13.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.27               13.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             12.61               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     12.01               12.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.48               13.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          12.15               13.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        15.75               17.17                953.41
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     14.27               16.75               1238.44
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.83               14.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              13.67               14.06                 79.27
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            13.02               13.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.99               15.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.50               15.24               4220.93
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.71               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            19.15               21.06                260.41
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.85               10.10               2472.14
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          17.63               20.32               1096.14
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.14               12.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.55               11.59               1122.08
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.27               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.20               12.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.34               15.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.61               10.81               3696.10
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.62               18.70                 59.62
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.15               16.23                918.92
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          20.19               25.49               3842.67
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          16.08               17.66               2263.76
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           14.35               15.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           13.14               14.49                 76.86
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.36               14.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  14.14               15.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.18               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.28               12.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.09               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.80               12.59               2122.89
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.76                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.09               10.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.33               10.50               9622.43
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.45               10.30                775.38
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.96               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.28                5.09                856.15
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.25                8.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.81               17.29                 59.69
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.42               14.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.51               13.63                 74.35
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.52                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.54                9.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.46                5.84                730.23
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.34               12.86                328.77
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  24.49               33.42                481.91
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       27.25               33.18               1092.50
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.25               27.22                 80.82
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Conservative Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.81               13.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.81               11.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.41               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.41               16.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.26               10.55                655.20
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.56               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.34               13.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.49               15.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.54               12.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.65               13.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.31               12.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.95                9.88                309.61
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.56               15.32                632.04
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.32               12.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.69               12.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.95                9.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.58               14.58                640.63
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.88               11.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.48               10.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.29                9.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.72               11.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.46               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.96               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.36               15.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.79               13.83                 31.91
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.84               11.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.09               11.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.42                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.40               14.55                225.35
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.73               12.11                727.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.11               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.91               18.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.78               10.03               1626.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.83               17.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.13               12.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.55               11.58                258.05
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.26               12.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.20               12.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.32               15.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.92               11.12               1093.28
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.63               14.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.54               13.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.12               21.61                151.81
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.27               15.66                323.57
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.30               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.73               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.58               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.08               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.17               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.27               12.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.08               12.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.78               12.57                 84.45
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.75                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.07               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.32               10.48               1976.24
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.45               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.96               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.75                5.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.24                8.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.71               12.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.34               11.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.50               13.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.52                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.44                9.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.28                6.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.32               12.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.99               27.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.72               28.87                 24.98
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.22               27.16                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at        Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)             Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.79               13.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.79               11.09                487.81
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.39               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.39               16.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.24               10.53               1129.20
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.54               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.32               13.26                234.88
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.47               15.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.51               12.34                 23.75
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.63               13.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.28               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.95                9.87                 31.02
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.54               15.29               1104.01
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.32               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.68               12.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.95                9.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.56               14.54               1112.27
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.86               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.46               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.27                9.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.70               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.44               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.94               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.33               15.60                344.26
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.77               13.80                 64.70
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.81               11.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.07               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.41                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.37               14.51                197.02
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.71               12.08               1349.31
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.09               11.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.88               18.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.76               10.00                130.48
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.80               17.04                487.46
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.12               12.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.54               11.57                355.92
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.26               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.19               12.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.30               15.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.90               11.09                 80.83
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.61               14.17                 23.45
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.51               13.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.09               21.55                126.05
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.24               15.62                412.30
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.28               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.71               11.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.56               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.06               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.17               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.27               12.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.08               12.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.77               12.54                  5.54
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.73                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.06               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.30               10.46               1625.52
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.44               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.95               12.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.74                5.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.24                8.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.69               12.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.32               11.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.49               13.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.51                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.43                9.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.27                6.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.31               12.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.96               27.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.67               28.80                 19.89
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.18               27.10                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.70               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.21               10.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.50               11.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.04               12.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.42               10.70                 89.32
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.72               12.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.23               11.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.65               12.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.12               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.93               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.12               11.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.71               13.05                138.88
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.21               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.18               11.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.23                9.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.18               11.78                135.69
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.06               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.86               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.02                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.18               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.22               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.42               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.73               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.26               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.59               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.67               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.32               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.85                 58.67
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.19               11.49                110.92
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.94               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.75               11.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.05               10.29                290.04
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.06               12.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.34               11.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.07               11.05                 43.13
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.08               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.23               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.57               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.97               10.14                200.54
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.02               11.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.28               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.21               14.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.18               11.16                 71.23
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.56               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.31               11.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.21               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.14               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.15               10.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.60               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.33               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.99               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.97               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.01                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.93               10.07                325.83
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.29               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.25               12.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.65                9.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.06               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.19               11.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.28               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.72               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.81                9.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.01               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.82                8.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.79               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.39               15.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.71               14.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.19               14.31                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.74               13.35                 97.45
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.74               11.04                718.05
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.36               10.09                636.20
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.34               16.34                863.66
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.20               10.47              15140.14
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.50               12.23                604.65
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.27               13.19               4316.71
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.42               15.72                544.60
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.47               12.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.58               13.25                313.96
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.24               12.82                140.79
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.94                9.85               3333.96
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.49               15.21              13111.70
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.31               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.67               12.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.94                9.37                 69.18
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.51               14.47              16386.61
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.82               11.63                217.28
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.42               10.87                215.90
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.24                9.09                180.27
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.66               11.15                718.96
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.40               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.90               11.86               2680.01
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.27               15.53               1509.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.72               13.73               2430.84
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.77               11.87                466.62
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              11.03               11.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.37                9.75                913.37
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.32               14.44               2810.90
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.67               12.02              18260.75
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.05               11.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.82               18.45               2352.52
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.72                9.95               1732.76
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.74               16.95               7958.81
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.10               12.58                962.20
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.53               11.55               3993.93
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.25               12.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.18               12.68                570.08
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.26               15.05               1216.26
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.86               11.04               1575.84
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.56               14.10               1680.12
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.47               13.13                264.04
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          17.02               21.45               3451.05
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.19               15.55               5851.90
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.24               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.67               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.52               10.50                390.78
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.01               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.16               10.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.25               12.58                629.19
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.06               12.01                473.54
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.74               12.50               1473.25
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.71                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.03               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.28               10.42              19278.85
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.43               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.94               12.05                169.63
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.72                5.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.22                8.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.65               12.40               1547.46
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.28               11.65               1196.26
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.47               13.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.50                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.39                9.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.24                6.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.27               12.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.88               27.08                244.03
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.58               28.66                899.82
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.12               26.99                 99.41
--------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.73               12.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.31               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.21               11.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.48               14.05                 77.53
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          11.31               11.60               5060.57
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                11.51               13.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.01               11.83               1959.51
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.85               13.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.40               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.37               14.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.51               11.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.93                9.84               1286.03
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.42               13.90               8379.28
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.30               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.67               12.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.93                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.55               12.19               7784.02
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.42               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.09               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.16                9.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.29               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.31               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.41               11.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.62               12.64                 42.03
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.54               12.34                464.61
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.63               11.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.82               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.50               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.08               10.92               2305.37
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.44               11.77               9402.63
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.97               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            11.77               12.91                 41.43
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.05               10.28               5333.67
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.00               13.79                599.59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.54               11.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.53               11.54               1977.53
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.24               12.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.17               12.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           11.37               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.08               10.24               3576.97
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.44               11.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.34               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          12.85               16.19               1566.94
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.95               11.99               3181.94
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           11.06               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.75               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.61               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.87               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.15               10.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.25               12.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.06               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.23               10.89                356.93
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.86               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.06                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03               10.16              14213.91
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.43               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.94               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.61                9.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.11                9.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.52               12.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.12               10.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.40               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.50                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.94               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.42                8.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.56                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  13.56               18.47                 63.59
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       14.41               17.50                349.33
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.45               15.90                 35.18
--------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.70               13.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.70               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.32               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.29               16.26                 80.60
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.16               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.46               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.22               13.13                 79.20
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.36               15.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.43               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.54               13.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.20               12.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.93                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.44               15.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.30               12.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.66               12.50                  6.97
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.93                9.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.46               14.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.78               11.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.38               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.21                9.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.62               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.36               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.85               11.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.22               15.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.68               13.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.73               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.98               11.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.33                9.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.27               14.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.63               11.97                129.75
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.75               18.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.68                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.68               16.87                 10.38
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.09               12.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.52               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.24               12.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.17               12.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.22               14.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.82               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.52               14.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.43               13.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.95               21.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.13               15.47                 70.93
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.20               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.63               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.49               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.97               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.15               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.24               12.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.05               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.70               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.68                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.00               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.25               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.43               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.93               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.70                5.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.21                8.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.61               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.24               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.45               13.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.49                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.36                9.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.22                6.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.23               12.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.81               26.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.49               28.52                 38.79
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.05               26.88                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.27               15.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.80               13.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 13.87               14.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  16.13               19.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          14.06               14.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                14.27               16.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   16.12               17.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            17.66               20.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.72               13.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                14.26               16.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.89               15.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.92                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       14.78               17.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.29               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.66               12.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.92                9.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.39               16.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.65               13.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.12               13.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             12.48               12.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.88               12.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.34               12.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          12.02               13.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        15.57               16.92                 59.50
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     14.12               16.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.69               13.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              13.52               13.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.88               13.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.84               14.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.35               15.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.59               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            18.94               20.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.74                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          17.62               20.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.08               12.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.52               11.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.23               12.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.16               12.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.20               14.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.49               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.43               18.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        13.99               16.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          19.96               25.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.90               17.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           14.19               14.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           13.00               14.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.21               14.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.99               15.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.14               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.24               12.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.05               11.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.69               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.67                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.99               10.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.24               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.42               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.93               12.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.22                5.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.20                8.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.65               17.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.26               14.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.44               13.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.49                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.44                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.39                5.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.21               12.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  24.22               32.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       26.95               32.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       21.02               26.82                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.69               12.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.20               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.49               11.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.03               12.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.41               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.71               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.22               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.65               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.11               10.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.92               12.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.11               11.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.99                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.70               13.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.20               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.17               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.22                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.17               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.05               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.86               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.01                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.17               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.41               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.72               11.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.25               11.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.58               11.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.66               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.31               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.99               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.18               11.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.93               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.74               11.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.04               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.05               12.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.33               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.06               11.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.07               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.22               11.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.56               11.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.96               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.01               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.20               14.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.17               11.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.56               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.31               11.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.21               11.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.13               10.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.14               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.59               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.32               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.98               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.96               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.92               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.28               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.24               12.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.64                9.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.05               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.18               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.28               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.71               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.80                9.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.81                8.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.79               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.38               15.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.70               14.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.18               14.26                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.63               13.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.64               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.27                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.22               16.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.10               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.40               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.15               13.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.28               15.53                 24.53
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.36               12.13                 72.77
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.47               13.09                 33.82
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.13               12.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.91                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.37               15.03                 42.05
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.28               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.64               12.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.91                9.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.39               14.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.72               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.33               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.15                8.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.56               11.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.30               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.79               11.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.13               15.34                267.86
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.61               13.56                 74.40
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.67               11.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.92               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.28                9.63                106.68
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.19               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.56               11.88                 51.62
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.94               11.09                292.82
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.65               18.23                 23.76
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.63                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.60               16.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.06               12.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.51               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.22               12.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.15               12.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.16               14.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.76               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.45               13.94                 26.64
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.36               12.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.85               21.19                 26.57
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          14.05               15.36                 29.89
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.14               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.57               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.43               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.90               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.13               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.23               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.04               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.66               12.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.64                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.96               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.21               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.41               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.92               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.67                5.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.19                8.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.55               12.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.18               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.42               13.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.47                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.31                9.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.18                6.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.17               12.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.70               26.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.35               28.31                 61.30
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.95               26.71                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.69               12.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.20               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.48               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.03               12.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.41               10.65                424.10
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.70               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.22               10.95                112.95
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.64               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.11               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.92               12.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.11               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.99                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.70               12.99                606.50
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.20               11.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.17               11.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.22                9.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.16               11.72                626.12
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.05               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.85               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.01                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.17               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.40               11.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.72               11.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.25               11.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.57               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.66               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.31               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.99               10.79                118.94
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.18               11.43                582.29
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.93               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.74               11.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.03               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.04               12.66                248.43
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.32               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.06               10.99                150.37
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.07               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.22               11.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.55               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.95               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.01               11.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               11.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.19               14.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.17               11.11                234.22
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.55               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               11.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.20               11.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.13               10.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.13               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.58               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.32               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.98               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.96               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.91               10.02                728.14
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.28               11.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.23               12.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.64                9.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.05               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.17               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.27               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.71               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.79                9.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.81                8.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.78               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.38               15.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.69               14.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.17               14.24                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.58               13.12                 28.37
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.60               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.24                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.17               16.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.06               10.30                 19.69
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.36               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.10               12.97                 24.11
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.23               15.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.31               12.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.42               13.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.09               12.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.90                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.32               14.95                 53.78
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.27               11.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.63               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.90                9.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.34               14.22                 32.36
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.68               11.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.29               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.12                8.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.51               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.26               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.75               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.08               15.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.56               13.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.63               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.88               11.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.24                9.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.14               14.19                  9.23
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.52               11.82                 35.21
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.90               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.59               18.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.59                9.78                 31.13
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.54               16.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.04               12.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.50               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.21               12.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.14               12.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.13               14.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.72               10.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.40               13.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.31               12.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.79               21.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.99               15.28                 13.53
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.10               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.52               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.39               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.86               11.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.12               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.22               12.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.03               11.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.63               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.62                9.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.93               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.18               10.29                 29.34
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.40               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.91               11.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.65                5.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.18                8.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.51               12.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.14               11.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.40               13.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.46                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.27                9.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.15                6.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.13               12.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.63               26.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.26               28.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.88               26.60                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.69               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         11.27               11.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.17               10.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.43               13.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          11.26               11.52               4372.98
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                11.46               13.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.97               11.75               1203.99
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.81               13.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.36               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.32               14.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.47               11.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.90                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.37               13.80               6033.02
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.27               11.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.63               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.90                9.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.51               12.10               6221.02
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.38               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.06               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.12                8.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.25               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.27               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.37               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.58               12.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.50               12.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.59               11.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.78               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.46               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.04               10.84               1270.05
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.40               11.68               5968.78
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.94               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            11.72               12.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.01               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.95               13.69               2460.85
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.50               11.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.49               11.46               1603.21
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.20               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.13               12.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           11.33               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.04               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.40               11.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.30               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          12.80               16.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.91               11.90               2367.14
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           11.01               11.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.71               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.57               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.83               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.12               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.21               12.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.02               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.19               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.82                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.02                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.99               10.09               7944.29
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.40               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.91               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.57                9.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.07                9.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.48               12.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.08               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.35               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.46                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.90               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.39                8.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.52                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  13.51               18.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       14.35               17.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.40               15.79                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.54               13.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.56               10.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.20                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.12               16.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.02               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.32               11.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   12.06               12.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.18               15.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.27               12.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.38               12.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.04               12.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.89                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.27               14.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.26               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.62               12.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.89                9.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.29               14.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.64               11.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.25               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.09                8.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.47               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.22               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.71               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        14.02               15.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.52               13.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.58               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.83               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.21                9.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.09               14.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.48               11.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.85               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.52               18.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.55                9.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.49               16.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.02               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.49               11.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.20               12.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.13               12.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.09               14.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.68               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.36               13.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.27               12.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.72               20.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.94               15.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.06               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.48               11.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.36               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.82               11.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.11               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.20               12.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.02               11.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.60               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.59                9.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.90               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.15               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.39               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.90               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.63                5.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.16                8.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.47               12.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.10               11.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.38               13.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.45                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.24                9.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.13                6.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.09               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.56               26.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.17               28.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.82               26.49                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.68               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.19               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.48               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.02               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.40               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.70               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.21               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.63               12.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.10               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.91               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.10               11.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.98                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.69               12.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.19               11.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.16               11.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.21                9.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.16               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.04               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.85               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.40               11.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.71               11.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               11.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.57               11.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.65               10.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.30               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.98               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.17               11.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.92               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.73               11.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.03               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.04               12.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.32               11.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.05               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.06               11.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.21               11.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.55               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.95               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.19               14.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.16               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.54               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.19               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.12               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.13               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.58               11.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.31               11.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.97               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.95               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           9.99                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.91                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.27               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.23               12.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.63                9.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.04               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.17               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.70               11.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.79                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.80                8.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.78               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.37               15.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.68               14.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.17               14.20                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.68               12.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.19               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.47               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.02               12.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.40               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.70               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.21               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.63               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.10               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.91               12.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.10               11.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.98                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.69               12.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.19               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.16               11.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.21                9.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.16               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.04               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.39               11.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.71               11.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.56               11.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.65               10.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.30               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.98               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.17               11.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.92               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.73               11.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.03               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.03               12.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.31               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.05               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.06               11.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.21               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.55               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.95               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.18               14.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.16               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.54               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               11.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.19               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.12               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.12               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.57               11.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.31               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.97               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.95               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           9.99                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.91                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.27               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.23               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.63                9.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.04               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.16               11.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.70               11.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.78                9.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.80                8.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.77               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.37               15.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.68               14.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.16               14.19                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
     Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.47               12.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.49               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.15                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.05               15.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.97               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.26               11.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.98               12.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.10               15.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.20               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.31               12.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.98               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.88                9.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.20               14.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.25               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.61               12.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.88                9.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.22               14.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.59               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.19               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.04                8.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.41               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.16               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.64               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.94               15.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.45               13.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.52               11.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.77               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.15                9.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.01               14.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.42               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.79               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.43               17.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.49                9.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.40               16.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.99               12.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.47               11.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.18               12.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.11               12.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           14.03               14.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.62               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.29               13.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.20               12.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.62               20.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.86               15.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.42               11.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.30               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.76               11.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.10               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.19               12.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       11.00               11.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.55               12.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.55                9.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.86               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.11               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.38               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.89               11.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.60                5.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.14                8.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.42               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.04               11.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.35               13.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.44                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.19                9.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.09                6.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.04               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.45               26.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       23.03               27.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.72               26.33                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.67               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.19               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.47               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.02               12.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.40               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.69               12.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.20               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.63               12.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.09               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.91               12.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.09               11.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.98                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.68               12.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.19               11.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.16               11.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.21                9.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.15               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.03               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.15               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.19               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.39               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.70               11.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.23               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.56               11.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.65               10.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.29               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.98               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.16               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.92               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.72               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.02               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.03               12.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.31               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.05               10.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.06               11.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.21               11.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.54               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.94               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.18               14.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.15               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.54               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               11.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.19               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.11               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.12               10.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.57               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.31               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.96               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.94               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           9.98                9.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.90                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.26               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.22               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.63                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.04               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.16               11.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.69               11.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.78                9.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.80                8.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.77               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.36               15.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.68               14.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.16               14.17                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.43               12.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.45               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.12                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  13.00               15.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.93               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.22               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.94               12.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            13.05               15.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.16               11.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.27               12.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.94               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.87                9.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.15               14.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.24               11.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.60               12.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.87                9.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.17               13.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.55               11.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.16               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.00                8.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.37               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.12               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.60               11.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.89               15.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.41               13.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.48               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.73               10.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.12                9.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.96               13.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.38               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.75               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.36               17.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.46                9.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.34               16.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.98               12.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.46               11.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.17               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.10               12.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.99               14.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.58               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.24               13.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.16               12.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.56               20.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.80               15.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.96               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.38               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.27               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.71               11.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.09               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.18               12.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.99               11.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.52               12.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.53                9.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.83               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.09               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.37               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.88               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.58                5.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.13                8.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.38               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.00               11.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.32               13.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.43                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.15                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.06                6.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.00               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.38               26.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       22.94               27.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.65               26.22                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.67               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.18               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.47               11.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.01               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.39               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.69               12.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.20               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.62               12.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.09               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.90               12.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.09               11.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.98                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.68               12.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.18               11.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.15               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.20                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.15               11.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.03               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.84               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.99                9.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.15               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.19               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.39               11.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.70               11.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.23               11.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.56               11.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.64               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.29               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.97               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.16               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.91               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.72               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.02               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.03               12.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.31               11.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.04               10.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.05               11.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.20               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.54               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.94               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               11.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.25               11.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.18               13.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.15               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.53               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               11.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.19               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.11               10.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.12               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.57               11.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.30               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.96               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.94               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           9.98                9.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.90                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.26               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.22               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.62                9.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.03               10.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.16               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.25               10.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.69               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.78                9.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.98               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.79                8.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.77               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.36               15.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.67               14.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.16               14.15                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.36               12.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.39               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.07                9.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  12.93               15.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.87               10.05               3507.76
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.16               11.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.87               12.65               1426.19
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.98               15.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.09               11.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.20               12.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.87               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.85                9.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.08               14.59               3535.33
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.22               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.58               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.85                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.10               13.88               3596.64
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.49               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.10               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              8.96                8.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.31               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.06               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.54               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.81               14.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.34               13.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.42               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.66               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.06                9.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.88               13.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.32               11.53               4536.24
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.68               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.27               17.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.40                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.26               16.26               2561.62
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.95               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.45               11.35                771.12
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.16               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.09               12.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.93               14.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.53               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.18               13.56                644.83
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.09               12.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.46               20.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.72               14.91               1387.28
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.91               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.32               11.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.21               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.65               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.07               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.16               12.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.97               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.47               12.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.49                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.78               10.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.05               10.10                802.74
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.36               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.86               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.55                5.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.11                8.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.32               11.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.94               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.29               13.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.41                9.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.10                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.02                6.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              11.94               12.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.27               26.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       22.81               27.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.56               26.05                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                        Investment Division                          Accumulation        Accumulation           Number of
                                                                    Unit Value at
                                                                     Beginning of        Unit Value at         Accumulation
                                                                        Period           End of Period       Units at End of
                                                                      (12/31/05)          (12/31/06)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2006
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.31               12.74                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.35               10.54                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.04                9.65                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  12.88               15.63                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.83               10.00                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.12               11.67                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.82               12.59                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.93               15.00                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.05               11.72                 698.79
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.16               12.65                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.83               12.24                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.84                9.67                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       12.03               14.52                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.21               11.83                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.57               12.29                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.84                9.20                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.05               13.81                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.45               11.12                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.06               10.40                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              8.92                8.70                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.27               10.64                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.02               10.34                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.50               11.32                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.75               14.82                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.30               13.10                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.38               11.33                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.62               10.80                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.03                9.30                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.83               13.78                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.28               11.48                 793.80
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.64               10.72                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.20               17.61                1204.26
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.37                9.50                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          14.20               16.18                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.93               12.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.44               11.33                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.15               12.04                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          11.07               12.45                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.89               14.52                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.49               10.56                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.13               13.49                 659.96
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.05               12.53                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.40               20.47                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.67               14.84                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.87               10.27                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.28               11.20                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.18               10.02                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.61               11.31                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.06               10.24                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 11.15               12.34                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.96               11.78                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.44               12.07                3065.91
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.47                9.52                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.75               10.47                3075.48
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.02               10.06                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     9.35               10.07                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     9.85               11.82                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.53                5.27                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.10                8.46                 399.71
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.28               11.86                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.90               11.15                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            12.27               13.22                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.40                9.74                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.07                9.11                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.00                6.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              11.90               12.26                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.20               25.91                 120.50
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       22.72               27.35                   0.00
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       20.49               25.94                 331.03
--------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.66               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.17               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.46               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               12.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.38               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.68               12.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.19               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.61               12.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.08               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.89               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.08               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.97                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.67               12.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.18               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.14               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.20                9.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.14               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.02               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.83               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.98                9.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.14               10.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.18               10.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.38               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.69               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.22               11.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.55               11.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.63               10.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.28               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.96               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.15               11.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.90                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.71               11.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.01               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.02               12.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.30               11.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.03               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.04               11.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.19               11.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.53               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.93               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                        9.99               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.25               11.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.17               13.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.14               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.53               10.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.28               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.18               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.10               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.11               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.56               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.29               11.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.95               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.93                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           9.97                9.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.89                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.25               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.21               12.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.62                9.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.02               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.15               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.25               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.68               11.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.77                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.97               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.78                8.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.76               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.35               15.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.66               14.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.15               14.11                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Aggressive Asset Allocation Model
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at
                                                                   Beginning of         Unit Value at       Accumulation
                                                                   Period               End of Period       Units at End of
                                                                   (12/31/05)           (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------
     2006
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.66               11.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.17               10.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.45               11.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               12.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.38               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.67               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.19               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.61               12.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.08               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.89               12.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.08               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 9.96                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.67               12.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.17               11.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.14               11.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.19                9.51                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.14               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.02               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                9.82               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              9.98                9.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.14               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.18               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.37               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.69               11.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.22               11.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.54               11.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.63               10.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.28               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        9.96               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.15               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              9.90                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.71               11.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.01               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          11.01               12.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.29               11.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.03               10.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.04               11.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.19               11.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.53               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 9.93                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                        9.98               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.24               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.16               13.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.14               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.52               10.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.27               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.17               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.10               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.10               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.55               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.29               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            9.95               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.93                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           9.97                9.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          9.89                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.25               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.21               12.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.61                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.02               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.14               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.24               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.68               11.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          9.77                9.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.97               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.78                8.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               9.75               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  11.35               15.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       11.66               14.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       11.14               14.09                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset Allocation
Model (Available on contracts issued after 8/22/05)
                                                                                                                                   -

                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (8/22/05)  Period (12/31/05)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   10.00               10.75                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.00               10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                           10.00               10.54                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            10.00               10.09                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.00               10.47                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          10.00               10.77                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             10.00               10.28                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      10.00               10.70                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      10.00               10.17                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.00               10.98                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               10.00               10.17                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.00               10.05                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 10.00               10.76                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.00               10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.00               10.28                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         10.00               10.22                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.00               10.11                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.00                9.91                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.00               10.07                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.00               10.27                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.00               10.46                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  10.00               10.78                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               10.00               10.31                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.00               10.64                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.00               10.72                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                      10.00               10.37                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 10.00               10.05                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.00               10.24                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       10.00                9.99                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      10.00               10.80                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.00               10.09                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    10.00               11.11                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            10.00               10.38                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.00               10.12                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.00               10.13                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund Value Fund                                    10.00               10.28                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     10.00               10.61                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          10.00               10.01                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 10.00               10.07                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  10.00               10.33                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    10.00               11.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.00               10.61                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.00               10.36                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                       10.00               10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.00               10.19                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.00               10.19                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.00               10.65                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.00               10.38                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     10.00               10.03                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.00               10.02                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    10.00               10.06                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.00                9.97                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.00               10.34                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.00               10.30                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                               10.00                9.70                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                 10.00               10.11                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.00               10.23                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  10.00               10.33                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      10.00               10.77                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.00                9.85                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                               10.00               10.06                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                 10.00                9.87                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        10.00                9.84                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            10.00               11.45                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 10.00               11.76                 0.0000
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 10.00               11.24                 0.0000
--------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.15% Asset Charge
     Base Contract with GMWB Moderate-Conservative Asset Allocation
Model (Available on contracts issued after 8/22/05)
                                                                                                                                   -

                                                                                                                                   -
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                    of Period (8/22/05)  Period (12/31/05)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   10.00               10.75                      0
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                           10.00               10.54                      0
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            10.00               10.09                      0
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                    10.00               10.47                    940
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                          10.00               10.76                      0
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             10.00               10.27                      0
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      10.00               10.70                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      10.00               10.16                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.00               10.98                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               10.00               10.16                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.00               10.05                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 10.00               10.76                  1,687
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.00               10.22                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                         10.00               10.28                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         10.00               10.22                  1,581
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.00               10.10                      0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.00                9.91                      0
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.00               10.06                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.00               10.22                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.00               10.46                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  10.00               10.78                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               10.00               10.30                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.00               10.63                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.00               10.72                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                      10.00               10.36                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 10.00               10.04                    613
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.00               10.23                  1,258
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       10.00                9.98                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      10.00               10.80                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.00               10.09                  2,870
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    10.00               11.11                      0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            10.00               10.38                      0
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.00               10.11                    482
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.00               10.13                      0
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund Value Fund                                    10.00               10.27                      0
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     10.00               10.61                      0
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          10.00               10.01                  1,986
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 10.00               10.07                      0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  10.00               10.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    10.00               11.26                      0
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    10.00               10.22                    796
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                     10.00               10.61                      0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.00               10.36                      0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                       10.00               10.26                      0
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.00               10.18                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.00               10.19                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.00               10.64                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.00               10.38                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     10.00               10.03                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.00               10.01                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    10.00               10.05                      0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.00                9.97                  3,213
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.00               10.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.00               10.29                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                               10.00                9.69                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                 10.00               10.10                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.00               10.23                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  10.00               10.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      10.00               10.77                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.00                9.85                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                               10.00               10.05                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                 10.00                9.86                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        10.00                9.84                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            10.00               11.44                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 10.00               11.76                      0
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 10.00               11.24                      0
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                     of Period (1/1/05)  Period (12/31/05)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                   11.76               12.31                  6,573
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                   10.54               11.26                103,115
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                            9.68                9.78                  9,291
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                            12.07               13.94                104,745
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                     9.66               10.69                 47,989
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                           9.73               11.00                 53,824
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                             11.85               12.86                 21,928
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                      12.17               14.06                 22,868
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                      11.59               12.02                 23,608
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                          10.06               12.14                    262
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                               11.41               11.78                  5,444
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                          10.02               10.06                     69
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                                 11.71               13.09                 30,995
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                           10.00               10.43                  1,062
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                                 10.00               10.80                     35
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                          9.98               10.06                      0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                         12.65               13.11                 27,581
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                                 10.95               11.31                    347
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                         10.98               10.89                    336
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                       10.76                9.65                    336
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                               10.89               11.17                  2,573
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                       10.65               10.90                  2,532
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                    10.95               11.42                  2,775
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                                  12.98               14.96                400,560
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                               11.78               12.29                 16,130
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                             10.64               11.29                  2,684
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                        10.76               11.56                  1,179
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                       9.42                9.82                  4,643
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                 13.81               13.96                 10,391
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                   10.82               11.18                 40,467
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                       11.50               11.58                  6,329
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                      15.11               17.62                 22,216
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                                10.01               10.19                 21,502
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                    13.16               15.45                  8,051
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                            11.20               11.33                      0
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                              10.00               10.66                  2,882
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                           10.00               10.37                    615
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund Value Fund                                    10.00               11.31                    887
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                     13.29               14.75                  4,050
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                          11.17               11.35                 12,519
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                                 12.85               13.13                  8,084
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                                  11.78               12.02                166,625
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                    14.26               17.84                 13,553
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                    13.90               14.87                387,552
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                      9.97               10.73                    788
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                     10.57               11.18                  4,231
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                        9.62                9.98                 22,167
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                            10.86               11.54                      0
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                                10.00               10.28                  6,209
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                           10.00               11.39                    344
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                                 10.00               11.20                    681
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                     11.78               12.12                  6,640
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                   10.04               10.02                 19,006
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                    11.29               11.39                 51,620
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                   10.48               10.61                103,271
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                              10.00                9.55                  2,530
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                              10.00               10.06                     46
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                                5.98                5.98                204,266
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                                  8.96                8.39                 79,802
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                                 10.83               11.13                 17,491
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                                  11.80               11.79                     46
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                      11.32               12.72                 10,671
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                   10.00               10.63                    344
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                                9.74                9.82                      0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                                  7.72                7.57                 88,765
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                        13.30               12.74                 11,232
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                            15.93               20.78                 60,681
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                                 16.49               24.71                136,378
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                                 18.34               21.93                 82,806
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                        (1/1/05)          (12/31/05)              Period
------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.73               12.26                  2,491
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.51               11.22                 12,190
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.66                9.74                  2,713
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  12.04               13.89                  9,627
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.63               10.65                 34,767
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.70               10.96                  3,815
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.82               12.81                 17,860
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.14               14.01                  6,030
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.56               11.97                 18,701
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.03               12.09                  2,547
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.37               11.74                    992
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.05                  4,548
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.68               13.04                 69,121
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.42                  1,709
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.79                    676
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.05                     12
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.62               13.06                 65,839
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.92               11.27                  6,725
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.95               10.85                  2,936
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.73                9.62                  6,233
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.86               11.13                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.62               10.85                    485
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.92               11.38                 21,276
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.94               14.90                 71,526
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.75               12.24                  4,614
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.61               11.25                  1,800
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.73               11.51                  1,054
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.39                9.78                  6,284
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.77               13.91                 19,330
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.79               11.14                 68,484
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.46               11.53                 11,020
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            15.07               17.55                 28,703
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.98               10.15                 66,727
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          13.13               15.39                  9,652
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.19               11.31                    160
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.65                  9,331
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.36                  6,023
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.30                  1,856
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.26               14.71                  1,571
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.14               11.31                 33,142
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.81               13.08                  4,581
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.75               11.97                 15,650
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.21               17.77                  6,984
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.86               14.81                 60,532
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.94               10.69                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.54               11.14                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.59                9.94                  3,009
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.83               11.50                    361
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.27                    643
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.38                    226
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.19                    124
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.76               12.09                  6,001
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.03               10.00                  4,618
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.27               11.36                  8,243
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.47               10.58                110,758
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.54                    555
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.05                    586
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.96                5.96                 11,425
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.95                8.38                  8,169
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.80               11.09                  3,220
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.77               11.75                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.31               12.70                  1,025
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.71                9.78                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.70                7.54                  7,722
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.27               12.70                  1,942
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.89               20.70                 10,847
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.44               24.61                  9,484
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.30               21.86                  4,900
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation Model
(Available on
     Contracts Issued After 8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                              Accumulation       Accumulation           Number of
                                                                     Unit Value at
                                                                      Beginning of       Unit Value at         Accumulation
                                                                         Period          End of Period       Units at End of
                                                                       (8/22/05)          (12/31/05)              Period
------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.39               10.86                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.73               11.45                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.25               10.33                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.08               11.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.35               11.44                    662
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.31               11.64                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.28               11.14                    293
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.40               12.00                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.17               10.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.39               12.52                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.31               10.63                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.04                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.35               11.55                  1,613
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.42                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.78                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.04                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.32               10.67                  1,323
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.22               10.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.31               10.22                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.34                9.27                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.17               10.41                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.12               10.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.22               11.76                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               10.67                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.16               10.76                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.21               10.95                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.21               10.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.10               10.20                    441
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.25               10.57                  1,430
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.04               10.09                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.23               11.91                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.17                    963
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.36               12.14                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.55               10.66                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.64                    304
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.39               11.51                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.05               10.20                    533
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.36               10.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               10.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.41               13.01                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.38               11.08                    489
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.41               11.19                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.31               10.88                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.36               10.74                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.37               11.00                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.26                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.37                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.08               10.36                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.01                9.97                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.11               10.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.04               10.15                  2,142
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.73                9.72                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.86                9.22                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.38               10.64                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.27               10.24                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.28               11.54                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.61                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.06                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.74                9.54                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.11                9.67                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.54               13.73                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.74               14.58                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.55               12.60                      0
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Mode (Available on Contracts Issued After
8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and
GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.32               10.78                0.0000
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.14               10.82                0.0000
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.99               10.07                0.0000
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  12.08               13.92                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.12               11.18                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.24               11.55                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.65               11.53                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.88               12.54                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.68               11.05                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.42               12.54                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.88               11.22                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.02               12.29                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.41                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.78                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.05               11.42                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.48               10.80                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.37               10.27                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.48                9.39                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.21               10.45                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.23               10.45                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.26               10.68                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        11.38               13.10                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.84               11.28                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.28               10.88                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.39               11.13                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.80               10.20                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.68               10.77                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.66               10.99                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.21               10.26                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            12.14               14.12                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.98               10.14                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.93               12.80                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.18               11.29                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.64                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.35                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.29                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.88               12.06                0.0000
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.22               10.36                0.0000
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.42               12.67                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.00               11.20                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          11.51               14.38                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          11.92               12.73                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.75               11.55                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.81               11.40                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.94               10.30                0.0000
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  11.00               11.67                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.26                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.37                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.17                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.76               11.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.03                9.99                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.59               10.66                0.0000
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.28               10.39                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.53                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.04                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      8.85                8.84                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.95                8.36                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.91               11.18                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.67               10.64                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.31               12.68                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.61                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.90                9.96                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.10                8.91                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.78               10.31                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  12.10               15.75                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       12.45               18.62                0.0000
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       12.65               15.10                0.0000
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.68               12.19                 8,395
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.46               11.15                18,710
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.62                9.69                 3,386
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.99               13.81                 9,447
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.59               10.59                63,882
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.66               10.90                 9,431
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.76               12.73                30,775
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.09               13.92                 5,426
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.51               11.90                11,704
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.99               12.02                   537
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.32               11.67                10,594
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.03                   625
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.63               12.96                84,869
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.41                    51
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.56               12.98                74,512
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.87               11.20                   220
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.90               10.79                    18
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.69                9.57                   867
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.81               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.57               10.79                 2,708
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.87               11.31                17,309
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.88               14.81                36,751
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.69               12.17                28,626
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.56               11.18                 2,035
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.68               11.44                   342
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.35                9.72                 5,056
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.71               13.82                13,299
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.74               11.07                78,165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.41               11.46                16,165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            15.00               17.45                11,848
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.93               10.09                51,365
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          13.07               15.30                15,926
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.18               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.63                 8,078
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.28                    56
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.23               14.65                   214
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.10               11.24                26,781
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.76               13.01                10,158
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.70               11.90                26,615
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.15               17.66                 4,345
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.80               14.72                52,482
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.90               10.63                 9,721
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.50               11.07                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.55                9.88                 3,946
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.78               11.43                 1,307
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.17                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.73               12.04                 9,232
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.96                18,756
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.24               11.31                17,954
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.44               10.54               105,470
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.94                5.93                10,158
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.95                8.35                 1,989
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.76               11.02                 1,092
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.72               11.68                 6,568
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.30               12.67                 1,692
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.67                9.73                14,851
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.67                7.50                 6,099
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.23               12.64                 2,319
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.83               20.59                 7,660
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.37               24.47                10,184
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.24               21.76                 4,239
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and
     GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After
     8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.22                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium
     Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.64               12.14                 3,113
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.43               11.11                30,246
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.59                9.65                 7,870
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.96               13.76                59,316
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.56               10.55               129,823
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.63               10.85                44,589
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.73               12.68                81,897
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.05               13.87                52,549
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.48               11.86                35,733
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.96               11.97                11,374
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.29               11.62                 9,515
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.59               12.91               180,281
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.40                 1,564
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.76                   977
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.02                 2,569
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.53               12.93               119,475
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.84               11.16                11,247
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.87               10.75                 3,910
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.66                9.53                 7,882
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.78               11.02                52,991
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.54               10.75                13,358
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.84               11.27                28,791
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.85               14.75               148,453
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.66               12.12                71,735
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.53               11.14                59,552
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.65               11.40                 2,680
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.32                9.69                96,889
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.67               13.77                98,176
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.71               11.03               181,921
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.38               11.42                60,718
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.96               17.38                34,411
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.90               10.05               156,452
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          13.03               15.24                38,125
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.17               11.26                 8,078
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.62                12,007
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.27                 3,505
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.20               14.60                12,605
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.07               11.20                42,869
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.73               12.96                30,159
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.66               11.86                73,451
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.11               17.59                28,401
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.76               14.67               156,611
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.87               10.59                25,539
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.47               11.03                18,554
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.52                9.84                14,389
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.75               11.38                13,014
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.24                 6,412
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.35                 1,902
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.16                   589
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.71               12.01                43,052
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.99                9.93                14,368
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.22               11.28                56,796
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.42               10.51               202,533
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.92                5.90                20,756
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.94                8.34                 2,599
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.73               10.98                 1,761
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.69               11.64                 1,603
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.29               12.65                   675
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.65                9.69                 5,512
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.65                7.47                14,094
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.20               12.60                10,079
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.78               20.51                29,446
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.32               24.37                33,843
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.20               21.69                28,951
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 1.60% Asset Charge
       Base Contract with Minimum Premium Rider and GMWB
     Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
                                                                                                                             -

       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.22                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years

     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model  (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.10               13.65                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.38               13.17                   106
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.20               14.27                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.44               16.60                    82
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          13.13               14.47                   813
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                13.04               14.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.36               16.59                   297
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.80               18.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.68               13.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.22               14.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.90               14.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.67               15.21                 1,679
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.36               14.81                 1,280
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.65               13.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.67               13.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.37               12.84                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.97               12.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.47               12.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.91               12.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.96               16.02                   562
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.99               14.53                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.36               13.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              13.01               13.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.76               13.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       14.15               14.24                   240
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.35               13.73                 1,272
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.87               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.78               19.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.89               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.36               17.94                   449
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.16               11.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.18               14.56                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.68               10.80                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.62               16.91                   222
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.18               14.40                    96
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.49               20.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.37               16.36                   595
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.63               14.60                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.70               13.37                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.15               13.59                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.60               14.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.15                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.69               11.97                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.97                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.21               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.40               10.49                 1,912
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.39                5.37                   135
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.93                8.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.74               15.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.76               14.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.29               12.63                    55
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.68                9.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.73                6.57                   109
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.17               12.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.19               24.92                    29
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.58               27.72                    76
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.16               21.62                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.59               12.07                   403
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.38               11.04                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.56                9.60                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.91               13.69                 1,907
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.52               10.49                 2,323
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.59               10.79                   240
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.68               12.61                   906
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            12.00               13.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.43               11.79                   485
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.92               11.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.24               11.55                    86
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.54               12.84                 3,456
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.47               12.86                11,291
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.80               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.83               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.61                9.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.74               10.95                   424
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.49               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.79               11.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.79               14.67                 2,738
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.61               12.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.48               11.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.60               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.28                9.63                   494
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.61               13.69                   761
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.67               10.96                 3,480
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.33               11.35                   398
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.89               17.28                 5,121
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.86                9.99                 2,581
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.97               15.15                 3,960
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.16               11.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.61                   383
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.17               14.54                 3,804
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                11.02               11.14                 7,157
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.68               12.89                 2,136
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.61               11.79                   319
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.05               17.49                   120
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.70               14.58                 3,018
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.83               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.42               10.97                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.48                9.79                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.70               11.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.23                 2,063
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.14                 1,444
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.68               11.96                 5,651
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.96                9.89                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.20               11.24                 7,801
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.40               10.47                 7,856
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.90                5.87                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.93                8.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.69               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.64               11.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.28               12.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.61                9.64                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.62                7.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.15               12.54                 5,361
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.72               20.40                 2,766
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.25               24.23                 1,250
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.14               21.59                    99
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available
     on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year
     Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available
     on Contracts Issued After 8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.39               10.81                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.73               11.40                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.25               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               11.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.35               11.39                   818
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.31               11.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.28               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.40               11.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.16               10.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.39               12.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.31               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.35               11.50                 1,506
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.31               10.63                 1,462
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.22               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.31               10.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.34                9.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.11               10.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.22               11.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               10.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.15               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.21               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.10               10.15                   601
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.52                 1,170
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.04               10.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.23               11.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.13                 2,851
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.36               12.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.55               10.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.60                   435
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.38               11.46                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.05               10.15                 1,944
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.35               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.27               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.41               12.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.37               11.03                   702
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.41               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               10.84                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.36               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.36               10.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.08               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.93                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.11               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.04               10.11                 3,150
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.73                9.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.85                9.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.37               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.28               11.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.74                9.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.10                9.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.54               13.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.74               14.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.55               12.54                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.56               12.02                12,005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.35               11.00                 6,596
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.53                9.56                 1,771
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.88               13.64                   266
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.49               10.45                18,126
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.56               10.75                 1,752
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.64               12.56                 9,816
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.96               13.73                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.39               11.74                 6,684
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.89               11.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.21               11.51                   642
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.51               12.79                38,113
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.37                    87
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.43               12.81                29,258
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.77               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.80               10.65                   527
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.59                9.44                   357
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.71               10.91                   273
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.46               10.64                   815
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.76               11.16                 2,165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.75               14.61                22,355
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.58               12.00                 4,893
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.45               11.03                 1,377
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.57               11.29                    80
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.26                9.59                   307
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.57               13.64                 8,591
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.64               10.92                31,544
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.30               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.85               17.21                14,213
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.83                9.95                22,703
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.94               15.09                 4,556
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.15               11.22                 3,417
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.60                 1,884
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.25                    80
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.14               14.50                   405
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.99               11.10                 9,101
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.64               12.84                 2,670
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.58               11.74                 5,717
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          14.01               17.42                 2,708
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.66               14.52                11,980
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.80               10.48                   838
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.39               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.45                9.75                 2,064
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.67               11.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.66               11.93                 1,903
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.94                9.87                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.18               11.21                 3,325
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.38               10.44                40,575
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.88                5.85                   197
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                8.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.66               10.88                   120
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.61               11.53                   818
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.28               12.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.56                    88
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.58                9.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.60                7.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.13               12.50                   192
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.68               20.33                 1,853
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.20               24.14                   210
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.11               21.52                   282
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and
     GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (8/22/05)       (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.44                   272
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.25                   120
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.73                   659
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.20                   523
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.02                   165
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.21                   556
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.06                   369
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.09                   121
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.98                   207
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.20                   200
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.35                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.99                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.94                   833
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.84                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.73                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.21                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at         Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.52               11.98                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.32               10.96                    898
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.51                9.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.85               13.59                  1,448
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.46               10.40                  2,916
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.53               10.71                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.61               12.51                  1,379
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.93               13.68                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.36               11.70                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.86               11.81                    309
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.18               11.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.48               12.74                  5,707
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.36                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.73                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.40               12.76                  4,490
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.74               11.02                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.77               10.61                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.56                9.41                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.67               10.87                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.43               10.60                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.73               11.11                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.72               14.55                  3,400
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.54               11.96                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.42               10.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.54               11.24                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.23                9.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.53               13.58                    769
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.60               10.88                  4,455
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.27               11.26                  1,247
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.81               17.15                    278
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.80                9.91                  3,459
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.90               15.03                  1,984
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.14               11.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.59                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.23                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.12               14.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.96               11.06                  2,079
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.61               12.79                    983
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.55               11.70                  1,289
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.97               17.36                    580
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.62               14.47                  3,648
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.77               10.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.36               10.88                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.42                9.71                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.64               11.23                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.21                    944
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.31                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.12                    833
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.64               11.89                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.93                9.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.16               11.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.36               10.42                  6,322
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.48                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.87                5.83                  1,753
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                8.29                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.63               10.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.58               11.49                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.27               12.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.55                    954
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.56                9.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.58                7.38                  1,377
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.10               12.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.64               20.25                    499
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.16               24.04                    824
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.07               21.45                    930
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five
     Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
-------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at         Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.02               13.52                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.30               13.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.11               14.14                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.35               16.44                     50
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          13.04               14.33                 23,861
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.96               14.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.26               16.43                  2,044
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.70               18.00                    596
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.59               12.96                    390
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.14               14.53                    436
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.81               14.15                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.98                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.58               15.06                 45,139
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.36                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.72                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.98                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.26               14.67                 38,356
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.57               12.89                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.58               13.37                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.27               12.71                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.89               12.10                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.39               12.58                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.83               12.25                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.87               15.87                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.90               14.39                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.28               12.94                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.93               13.78                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.68               13.12                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.84               12.88                 16,147
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.27               13.60                 35,957
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.80               10.79                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.67               19.30                    395
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.82                9.92                 88,652
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.36               17.93                     71
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.14               11.19                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.58                 14,856
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.29                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.23                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.11               14.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.61               10.69                 54,822
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.51               16.75                    414
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.08               14.26                    412
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.38               20.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.27               16.21                 16,342
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.54               14.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.62               13.25                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.07               13.46                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.51               14.26                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.11                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.63               11.88                    376
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.92                9.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.15               11.16                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.35               10.40                103,297
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.48                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.99                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.36                5.32                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                8.29                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.64               14.93                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.66               14.54                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.26               12.56                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.55                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.61                9.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.69                6.51                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.08               12.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.07               24.68                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.46               27.46                    197
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.05               21.42                    357
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five

     Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.47               11.91                 7,092
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.28               10.89                 1,114
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.47                9.48                   678
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.80               13.51                   124
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.42               10.34                35,217
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.49               10.64                 7,867
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.56               12.44                18,814
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.88               13.60                10,406
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.31               11.63                14,388
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.82               11.74                 7,140
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.13               11.40                 8,908
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.97                 3,771
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.43               12.66                57,684
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.34               12.68                55,524
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.70               10.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.73               10.56                   377
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.52                9.36                 1,428
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.63               10.81                 7,994
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.39               10.54                 2,266
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.68               11.05                13,194
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.66               14.47                38,318
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.49               11.89                40,805
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.38               10.92                 4,687
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.50               11.18                   908
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.19                9.50                 6,006
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.47               13.50                18,248
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.56               10.82                65,027
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.22               11.20                33,963
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.74               17.05                16,471
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.76                9.85                35,869
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.84               14.95                24,875
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.13               11.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.57                 7,838
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.09               14.40                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.92               11.00                19,624
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.56               12.72                10,099
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.50               11.63                29,791
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.91               17.25                 3,179
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.56               14.38                23,449
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.73               10.38                 9,649
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.32               10.82                 2,759
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.38                9.65                 1,070
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.59               11.16                 1,072
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.10                 4,824
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.61               11.85                 6,012
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.90                9.80                33,354
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.13               11.13                17,829
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.34               10.37                75,536
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.98                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.84                5.80                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.91                8.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.59               10.78                 3,300
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.54               11.43                11,321
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.26               12.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.52                9.51                15,606
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.55                7.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.06               12.40                 1,548
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.57               20.14                 7,155
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.08               23.90                 5,119
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.01               21.35                 6,095
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model (Available on Contracts Issued
     After 8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (8/22/05)       (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.39               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.72               11.36                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.24               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               11.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.35               11.35                   606
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.31               11.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.28               11.05                   267
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.40               11.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.16               10.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.39               12.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.30               10.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.35               11.46                 1,503
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.31               10.59                 1,202
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.22               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.30               10.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.34                9.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.11               10.45                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.21               11.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.24               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.15               10.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.20               10.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.10               10.12                   379
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.48                 1,301
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.03               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.22               11.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.09                   847
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.36               12.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.55               10.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.56                   273
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.38               11.42                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.05               10.11                   473
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.35               10.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.41               12.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.37               10.99                   449
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.41               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               10.80                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.35               10.65                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.36               10.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.07               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.89                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03               10.07                 1,902
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.64                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.85                9.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.37               10.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.26               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.27               11.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.53                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.99                9.98                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.74                9.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.10                9.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.53               13.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.74               14.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.54               12.50                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.44               11.86                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.25               10.85                   144
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.44                9.44                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.77               13.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.40               10.30                 1,146
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.46               10.60                 1,079
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.53               12.39                 8,962
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.84               13.55                   983
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.28               11.58                     5
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.79               11.69                11,753
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.10               11.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.39               12.61                 1,909
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.31               12.63                10,662
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.67               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.70               10.52                   520
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.49                9.32                   465
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.60               10.76                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.36               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.65               11.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.62               14.41                71,532
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.46               11.84                   333
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.35               10.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.47               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.16                9.46                    59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.43               13.45                   155
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.53               10.77                   705
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.18               11.15                     1
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.70               16.98                31,501
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.73                9.82                   475
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.80               14.89                   336
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.13               11.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.56                   158
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.06               14.36                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.89               10.96                   246
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.52               12.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.46               11.58                   316
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.87               17.19                 1,517
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.52               14.33                 1,595
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.70               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.35                9.62                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.56               11.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.59               11.81                 1,757
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.89                9.77                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.11               11.10                   998
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.32               10.35                 1,464
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.83                5.78                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.90                8.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.56               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.50               11.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.25               12.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.53                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.49                9.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.53                7.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.03               12.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.53               20.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       16.04               23.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.97               21.28                   125
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.95               13.42                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.23               12.94                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.03               14.03                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.27               16.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          12.97               14.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.89               14.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.17               16.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.62               17.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.53               12.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.07               14.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.73               14.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.51               14.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.19               14.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.50               12.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.51               13.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.20               12.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.83               12.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.32               12.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.77               12.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.80               15.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.82               14.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.22               12.83                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.86               13.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.61               13.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.98               13.99                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.20               13.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.74               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.58               19.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.77                9.85                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.18               17.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.12               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.05               14.34                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.55               10.61                   868
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.42               16.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.01               14.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.29               20.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.19               16.08                   674
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.46               14.35                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.55               13.14                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.00               13.36                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.44               14.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.58               11.80                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.88                9.76                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.10               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.31               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.45                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.33                5.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.90                8.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.57               14.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.58               14.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.25               12.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.56                9.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.65                6.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.01               12.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  18.96               24.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.36               27.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.95               21.25                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.41               11.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.22               10.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.42                9.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.74               13.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.37               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.44               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.49               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.81               13.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.24               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.76               11.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.06               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.36               12.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.27               12.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.64               10.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.67               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.46                9.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.57               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.33               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.62               10.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.59               14.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.42               11.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.32               10.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.44               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.14                9.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.39               13.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.50               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.15               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.66               16.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.70                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.77               14.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.12               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.04               14.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.86               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.49               12.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.43               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.83               17.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.49               14.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.67               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.26               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.33                9.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.53               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.57               11.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.87                9.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.09               11.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.30               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.81                5.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.90                8.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.53               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.47               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.24               12.50                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.47                9.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.51                7.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.00               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.49               19.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.99               23.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.93               21.22                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero
     Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                             Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at        Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)             Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.39               11.79                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.20               10.79                   976
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.40                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.72               13.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.35               10.24                   703
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.42               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.48               12.32                   157
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.79               13.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.23               11.51                     7
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.75               11.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.05               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.34               12.54                   906
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.25               12.56                   836
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.63               10.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.66               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.45                9.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.55               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.31               10.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.61               10.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.57               14.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.41               11.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.30               10.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.42               11.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.12                9.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.37               13.37                   143
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.48               10.71                   907
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.14               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.64               16.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.69                9.76                    11
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.75               14.80                   325
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.11               11.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.54                   247
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.03               14.30                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.85               10.90                     7
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.47               12.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.41               11.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.81               17.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.47               14.24                   276
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.66               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.24               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.31                9.56                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.52               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.08                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.56               11.77                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.86                9.73                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.08               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.29               10.30                 1,096
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.95                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.80                5.74                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.89                8.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.52               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.46               11.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.24               12.49                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.46                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.50                7.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.98               12.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.47               19.96                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.97               23.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.91               21.18                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.70                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.42                    86
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.93                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00               10.00                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.71                   159
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.18                   145
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.73                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00               10.00                    59
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.19                   116
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.05                   276
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.07                    43
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.97                   192
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.18                    73
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.56                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.99                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.93                   312
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.71                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.19                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued
     After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.36               11.74                   195
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.17               10.74                   747
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.38                9.36                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.69               13.34                   927
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.33               10.20                 9,975
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.40               10.50                   364
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.44               12.27                 3,710
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.76               13.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.20               11.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.72               11.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     11.02               11.24                   326
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.31               12.49                15,242
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.22               12.51                14,988
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.60               10.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.63               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.42                9.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.52               10.66                 1,440
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.28               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.58               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.53               14.27                   766
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.37               11.72                 1,424
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.27               10.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.39               11.03                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.10                9.37                   400
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.33               13.32                 3,730
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.45               10.67                14,315
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.10               11.05                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.59               16.82                 1,808
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.66                9.72                 4,592
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.71               14.74                 5,981
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.11               11.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.53                 1,992
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.00               14.26                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.82               10.86                 2,576
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.44               12.56                 1,753
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.38               11.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.77               17.02                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.43               14.19                 4,784
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.63               10.24                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.21               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.29                9.52                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.49               11.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.55               11.74                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.84                9.71                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.07               11.03                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.27               10.28                13,778
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.79                5.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.89                8.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.49               10.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.43               11.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.23               12.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.43                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.48                7.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.96               12.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.43               19.88                    64
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.92               23.58                   465
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.87               21.12                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed
     Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB Moderate
     Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
                                                                                                                             -

                                                                                                                             -
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.38               10.73                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.72               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.24               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.07               11.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.34               11.31                 1,305
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.30               11.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.27               11.01                   532
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.39               11.85                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.16               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.38               12.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.30               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.93                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.34               11.42                 3,012
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.93                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.31               10.55                 2,490
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.21               10.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.30               10.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.33                9.16                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.16               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.10               10.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.21               11.62                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.23               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.15               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.20               10.82                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.20               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.09               10.08                   751
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.44                 2,627
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.03                9.97                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.22               11.77                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.99               10.05                 1,477
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.35               12.00                   166
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.54               10.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.53                   576
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.38               11.37                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.04               10.08                   819
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.35               10.44                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               10.34                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.40               12.85                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.37               10.95                   917
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.40               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.30               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.35               10.61                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.36               10.87                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.07               10.23                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.86                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03               10.03                 3,800
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.61                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.85                9.11                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.37               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.25               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.27               11.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.98                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.73                9.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.10                9.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.53               13.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.73               14.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.54               12.45                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.32               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.15               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.35                9.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.66               13.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.30               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.37               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.41               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.72               13.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.16               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.69               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.98               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.28               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.18               12.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.57               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.60               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.39                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.49               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.25               10.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.55               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.49               14.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.34               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.24               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.36               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.07                9.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.30               13.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.42               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.07               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.55               16.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.63                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.67               14.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.10               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.98               14.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.79               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.41               12.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.35               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.73               16.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.39               14.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.60               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.18               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.26                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.45               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.53               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.83                9.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.05               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.26               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.77                5.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.88                8.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.46               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.40               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.22               12.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.41                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.46                7.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.93               12.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.39               19.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.88               23.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.83               21.05                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and
     Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         12.85               13.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.14               12.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 13.93               13.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.16               16.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          12.88               14.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.79               14.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.06               16.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.50               17.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.43               12.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                11.98               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.63               13.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.40               14.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.08               14.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.41               12.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.40               13.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.09               12.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.74               11.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.23               12.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.68               12.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.69               15.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.72               14.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.12               12.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.76               13.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.52               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.88               13.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.10               13.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.66               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.46               18.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.69                9.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.18               17.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.10               11.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.97               14.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.47               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.30               16.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        13.90               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.17               19.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.07               15.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.36               14.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.46               13.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             12.90               13.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.34               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.52               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.82                9.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.04               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.25               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.29                5.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.88                8.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.46               14.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.47               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.22               12.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.49                9.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.60                6.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.91               12.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  18.82               24.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.22               26.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.81               21.02                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.33                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.18                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.27               11.63                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.10               10.64                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.32                9.27                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.62               13.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.26               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.33               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.36               12.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.67               13.28                    81
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.11               11.36                   194
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.65               11.47                   110
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.94               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.23               12.37                   138
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.28                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.64                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.13               12.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.53               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.56               10.33                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.35                9.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.44               10.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.21               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.50               10.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.44               14.13                   150
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.29               11.61                   216
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.20               10.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.32               10.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.03                9.28                   278
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.24               13.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.37               10.56                   142
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             11.02               10.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.49               16.65                    84
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.59                9.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.62               14.60                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.09               11.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.95               14.16                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.75               10.76                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.36               12.45                    82
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.30               11.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.67               16.85                   100
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.33               14.05                    88
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.56               10.14                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.14               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.22                9.43                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.41               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.04                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.50               11.66                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.80                9.64                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.02               10.96                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.23               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.41                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.92                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.75                5.67                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.87                8.19                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.42               10.55                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.35               11.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.21               12.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.37                9.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.43                7.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.89               12.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.33               19.70                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.81               23.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.78               20.95                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.74                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.17                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.24               11.58                    29
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.07               10.60                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.29                9.24                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.58               13.17                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.23               10.06                    20
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.30               10.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.33               12.10                    24
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.64               13.23                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.08               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.62               11.42                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.90               11.09                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.19               12.32                    54
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.09               12.34                    33
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.50               10.68                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.53               10.29                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.32                9.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.41               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.18               10.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.47               10.75                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.40               14.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.26               11.56                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.17               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.29               10.88                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             9.00                9.24                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.20               13.14                     9
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.34               10.52                    36
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.99               10.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.45               16.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.56                9.59                    31
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.58               14.54                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.08               11.04                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.92               14.13                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.72               10.72                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.32               12.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.26               11.31                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.63               16.79                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.29               13.99                    14
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.53               10.10                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.11               10.52                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.19                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.38               10.86                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.22                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.03                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.48               11.63                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.79                9.62                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.00               10.93                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.21               10.18                    30
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.73                5.65                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.87                8.18                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.39               10.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.32               11.14                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.20               12.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.34                9.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.41                7.15                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.86               12.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.29               19.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.76               23.26                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.74               20.88                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.38               10.69                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.72               11.27                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.24               10.17                     0
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.06               11.43                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.34               11.26                 3,597
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.30               11.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.27               10.97                   995
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.39               11.81                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.15               10.36                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.38               12.32                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.30               10.47                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.34               11.37                 5,526
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.63                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.30               10.51                 5,552
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.21               10.38                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.30               10.06                     0
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.33                9.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.15               10.25                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.20               10.27                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.10               10.37                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.21               11.58                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.23               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.14               10.59                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.20               10.78                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.19               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.09               10.04                 1,044
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.23               10.40                 5,223
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.03                9.94                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.22               11.72                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.99               10.01                     0
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.35               11.95                 2,234
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.54               10.50                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.49                 1,376
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.20                     0
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.13                     0
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.37               11.33                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.04               10.04                     0
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.34               10.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.26               10.30                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.40               12.80                     0
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.36               10.91                 2,001
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.40               11.01                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.29               10.71                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.35               10.57                     0
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.35               10.83                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.21                     0
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.02                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.07               10.19                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.99                9.82                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.10               10.02                     0
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.03                9.99                 6,228
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.40                     0
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.91                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      9.72                9.57                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        9.84                9.07                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.36               10.48                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.25               10.08                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.27               11.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.46                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.98                9.90                     0
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        9.73                9.39                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.09                9.52                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.53               13.51                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        9.73               14.35                     0
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.54               12.40                     0
--------------------------------------------------------------------------------------------------------------------------------

Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.21               11.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.04               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.27                9.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.55               13.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.21               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.27               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.29               12.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.60               13.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.05               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.59               11.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.87               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.16               12.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.06               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.47               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.50               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.29                9.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.38               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.15               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.44               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.37               14.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.23               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.14               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.26               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.98                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.16               13.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.31               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.96               10.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.40               16.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.54                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.55               14.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.07               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.90               14.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.69               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.29               12.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.23               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.59               16.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.25               13.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.50               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.08               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.17                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.35               10.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.46               11.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.77                9.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.98               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.20               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.72                5.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.86                8.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.36               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.29               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.20               12.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.32                9.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.39                7.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.83               12.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.24               19.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.71               23.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.70               20.82                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.17                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.16                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
     Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.16               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.23                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.51               13.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.17                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.23               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.24               11.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.55               13.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            11.00               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.55               11.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.82               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.11               12.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               12.01               12.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.43               10.59                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.46               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.25                9.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.34               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.10               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.39               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.31               13.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.18               11.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.09               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.21               10.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.94                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.10               13.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.27               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.91               10.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.34               16.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.50                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.49               14.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.06               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.87               14.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.65               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.24               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.18               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.53               16.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.19               13.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.46               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.03               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.13                9.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.30               10.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.43               11.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.75                9.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.96               10.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.17               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.70                5.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.85                8.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.32               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.25               11.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.19               12.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.44                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.28                9.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.36                7.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.79               12.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.18               19.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.65               23.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.64               20.72                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.92                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.16                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.13               11.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          9.97               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.21                9.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.48               13.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.14                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.21               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.21               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.52               13.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.97               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.52               11.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.79               10.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.08               12.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.97               12.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.40               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.43               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.22                9.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.31               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.07               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.36               10.60                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.28               13.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.14               11.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.07               10.48                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.18               10.73                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.91                9.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.06               12.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.24               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.88               10.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.30               16.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.47                9.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.46               14.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.06               10.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.84               13.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.62               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.21               12.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.15               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.49               16.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.16               13.80                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.43                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.10                9.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.27               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.41               11.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.73                9.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.94               10.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.16               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.68                5.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.85                8.13                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.29               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.22               11.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.18               12.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.43                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.26                9.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.34                7.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.76               12.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.14               19.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.60               22.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.60               20.65                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.84                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.70                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.23                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.64                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.12                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.57                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.79                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.16                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider,
     and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (1/1/05)      (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.08               11.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          9.93               10.39                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.17                9.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.43               12.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.10                9.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.17               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.16               11.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.47               12.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.92               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.48               11.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.75               10.87                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.03               12.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.58                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.85                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.92               12.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.36               10.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.39               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.18                8.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.26               10.31                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.03               10.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.32               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.22               13.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.10               11.34                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.02               10.42                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.14               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.87                9.06                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       13.01               12.88                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.20               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.83               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.24               16.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.43                9.40                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.40               14.26                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.04               10.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.81               13.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.58               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.16               12.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.10               11.09                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.43               16.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.10               13.72                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.39                9.91                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            9.96               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.06                9.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.23               10.65                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.07                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.38               11.47                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.71                9.49                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.91               10.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.13               10.05                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.36                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.86                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.66                5.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.84                8.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.25               10.32                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.17               10.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.17               12.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.41                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.22                9.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.31                7.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.72               11.94                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.08               19.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.53               22.81                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.55               20.56                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
     Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                        Investment Division                          Accumulation        Accumulation           Number of
                                                                    Unit Value at        Unit Value at         Accumulation
                                                                     Beginning of        End of Period       Units at End of
                                                                   Period (1/1/05)        (12/31/05)              Period
-------------------------------------------------------------------------------------------------------------------------------
     2005
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         11.05               11.31                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          9.90               10.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  9.14                9.04                      0
-------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  11.40               12.88                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           9.07                9.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 9.14               10.12                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   11.13               11.82                      0
-------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            11.43               12.93                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.89               11.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 9.45               11.16                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.71               10.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                9.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       11.00               12.03                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.21                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.57                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                9.84                      0
-------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               11.89               12.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.34               10.45                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.36               10.06                      0
-------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.16                8.92                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.23               10.27                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.02                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.29               10.50                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        12.19               13.75                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     11.06               11.30                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                    9.99               10.38                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.11               10.62                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             8.85                9.03                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.97               12.83                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.17               10.28                    659
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.80               10.64                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            14.20               16.20                    882
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.40                9.37                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          12.36               14.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.04               10.93                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.44                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.15                      0
-------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               11.07                      0
-------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           12.79               13.89                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.55               10.49                      0
-------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       12.13               12.13                    547
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        11.07               11.05                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          13.39               16.40                      0
-------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          13.06               13.67                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            9.37                9.87                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            9.93               10.28                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              9.03                9.18                      0
-------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.20               10.61                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.06                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               11.15                      0
-------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.96                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.36               11.44                  2,772
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.69                9.47                      0
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.89               10.75                  2,504
-------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.11               10.02                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                9.35                      0
-------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                9.85                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.64                5.53                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.83                8.10                    800
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.23               10.28                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        11.14               10.90                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.16               12.27                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00               10.40                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.19                9.07                      0
-------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        7.29                7.00                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              12.69               11.90                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  15.04               19.20                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       15.49               22.72                      0
-------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       17.51               20.49                      0
--------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and
     GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.46                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.20                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.83                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.30                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00                9.99                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.11                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.56                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.62                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.76                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.15                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB
     Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                           Accumulation         Accumulation        Number of
                                                                   Unit Value at        Unit Value at       Accumulation
                                                                   Beginning of         End of Period       Units at End of
                                                                   Period (8/22/05)     (12/31/05)          Period
------------------------------------------------------------------------------------------------------------------------------
     2005
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         10.00               10.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 10.00               10.45                  0.00
------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  10.00               10.00                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          10.00               10.38                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            10.00               10.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                10.00               10.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     10.00               10.08                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       10.00               10.67                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                               10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               10.00                9.82                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             10.00               10.18                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          10.00               10.37                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        10.00               10.69                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     10.00               10.22                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   10.00               10.54                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              10.00               10.63                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            10.00               10.28                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       10.00                9.96                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         10.00               10.15                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.00                9.90                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            10.00               10.71                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                      10.00               10.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          10.00               11.01                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00               10.03                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00               10.04                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00               10.19                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           10.00               10.53                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       10.00                9.98                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          10.00               11.16                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           10.00               10.52                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           10.00               10.27                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             10.00               10.17                  0.00
------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00               10.10                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00               10.55                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00               10.29                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           10.00                9.95                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                         10.00                9.93                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.00                9.89                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00               10.25                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00               10.21                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                     10.00                9.61                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                       10.00               10.02                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       10.00               10.14                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        10.00               10.24                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            10.00               10.68                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                9.77                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                     10.00                9.97                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                       10.00                9.78                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              10.00                9.75                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  10.00               11.35                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       10.00               11.66                  0.00
------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       10.00               11.14                  0.00
--------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning   Value at End of
                                                                     of Period (1/1/04)  Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                           10.95               11.76                 1,127
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                               9.91               10.54                 9,002
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                    9.37                9.68                 3,282
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                     9.89               12.07                21,624
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                             9.27                9.66                 5,635
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                   9.10                9.73                23,528
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                     10.61               11.85                 4,724
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                              10.57               12.17                 8,587
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                              10.69               11.59                 2,710
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                   9.47               10.06                   0
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                       10.26               11.41                 1,509
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                         10.33               11.71                 9,980
------------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                 11.22               12.65                 7,531
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                         10.34               10.95                  108
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                 10.16               10.98                  160
------------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                9.86               10.76                  104
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                       10.48               10.89                  716
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                               10.20               10.65                   0
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                            10.54               10.95                 1,417
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                          11.41               12.98                146,223
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       10.72               11.78                 3,647
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                     10.20               10.64                  708
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                10.19               10.76                  475
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                               9.25                9.42                 1,575
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                         12.78               13.81                 2,797
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                            9.93               10.82                11,046
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                               11.17               11.50                  583
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                              12.27               15.11                 3,421
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        10.01               10.01                 6,918
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                            11.76               13.16                 2,089
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies ( 5/1/04 - 12/31/04)                         10.00               11.20                   0
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                  10.84               11.17                 2,967
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Small Company (Series Trust II) Portfolio                        10.22               12.85                 2,844
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                             12.01               13.29                 1,996
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                     10.59               11.78                69,922
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                       11.95               14.26                 2,936
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                       11.34               13.90                152,265
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                              8.95                9.97                  263
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                              9.63               10.57                 1,361
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                9.16                9.62                14,197
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                     9.51               10.86                   0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.88               11.78                 1,653
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                            9.98               10.04                   0
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.49               11.29                27,606
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.12               10.48                31,409
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                        6.86                5.98                66,477
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund(5/1/04 - 12/31/04)                                       9.56                8.96                33,751
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         10.92               10.83                 6,390
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                           9.83               11.80                  15
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                           8.70               11.32                 1,681
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                        0.00                9.74                   0
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                         10.00                7.72                15,749
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                12.33               13.30                 4,749
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                    12.81               15.93                15,789
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         13.46               16.49                41,789
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                         13.65               18.34                38,034
--------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit  Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/04)  Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                       10.93              11.73                  963
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                          9.90               10.51                 2,074
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               9.35                9.66                 1,103
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                9.87               12.04                 1,328
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.25                9.63                 8,270
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.09                9.70                  966
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 10.59              11.82                 4,956
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          10.55              12.14                 1,499
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                          10.67              11.56                 1,838
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                              9.45               10.03                  194
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                   10.24              11.37                  217
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                     10.31              11.68                18,289
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                             11.20              12.62                16,069
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     10.32              10.92                  382
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             10.14              10.95                  419
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.84               10.73                 2,585
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   10.46              10.86                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           10.18              10.62                  243
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        10.52              10.92                 2,279
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      11.38              12.94                20,749
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   10.70              11.75                 1,960
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 10.18              10.61                  934
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            10.17              10.73                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.23                9.39                 1,452
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     12.75              13.77                 5,906
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.91               10.79                15,643
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           11.15              11.46                 1,372
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          12.25              15.07                 7,913
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                9.98                40,051
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        11.74              13.13                 3,107
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04 - 12/31/04)            10.00              11.19                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                              10.82              11.14                 9,459
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                     10.21              12.81                 3,019
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/04)                                                              12.00              13.26                  591
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                 9.37               11.75                 6,605
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                   10.57              14.21                 1,843
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                   11.93              13.86                21,051
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         11.32               9.94                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         8.94               10.54                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.61                9.59                 1,045
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.15               10.83                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                         9.49               11.76                 1,913
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       10.88              10.03                  670
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                        9.97               11.27                 3,842
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                       10.48              10.47                27,567
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.11               5.96                 4,001
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04 - 12/31/04)                                 6.85                8.95                 3,433
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.55               10.80                  878
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      10.90              11.77                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                      9.82               11.31                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   8.69                9.71                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.00               7.70                  182
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            12.32              13.27                 1,623
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                12.79              15.89                 2,273
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     13.43              16.44                 2,720
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     13.61              18.30                 3,368
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.90               11.68                3,104
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.87                10.46                4,548
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.33                 9.62                3,345
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.85                11.99                1,531
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.22                 9.59                14,824
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.06                 9.66                3,245
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.56               11.76                8,322
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.52               12.09                3,145
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.64               11.51                4,789
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.42                 9.99                 276
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.21               11.32                3,374
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.28               11.63                19,485
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.16               12.56                16,269
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.30               10.87                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.12               10.90                  24
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.82                10.69                 254
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.43               10.81                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.15               10.57                1,504
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.49               10.87                1,369
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.35               12.88                9,744
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.67               11.69                1,992
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.16               10.56                 596
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.14               10.68                  97
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.20                 9.35                1,907
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.72               13.71                2,818
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.88                10.74                16,675
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.12               11.41                6,795
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.21               15.00                3,751
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.96                 9.93                18,639
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.70               13.07                1,848
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (5/1/04-12/31/04)            10.00               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.80               11.10                10,105
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.18               12.76                4,222
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.99               13.23                  50
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                10.54               11.70                9,543
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                  11.90               14.15                 965
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                  11.29               13.80                14,656
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.91                 9.90                3,340
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.58                10.50                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.12                 9.55                2,787
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.46                10.78                 654
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.86               11.73                7,457
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.96                10.00                8,213
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.47               11.24                5,062
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.10               10.44                23,411
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.83                 5.94                3,019
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04 - 12/31/04)                                10.00                8.95                 918
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.52                10.76                 622
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.88               11.72                2,507
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.30                 628
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.79                 9.67                5,644
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.67                 7.67                 870
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.29               13.23                 877
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.75               15.83                1,495
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.40               16.37                2,122
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.59               18.24                2,060
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.88               11.64                 242
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.85                10.43                4,964
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.31                 9.59                3,084
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.83                11.96                8,965
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.21                 9.56                36,842
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.04                 9.63                14,121
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.54               11.73                29,296
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.50               12.05                16,516
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.62               11.48                14,907
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.40                 9.96                3,436
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.19               11.29                1,962
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.26               11.59                53,237
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.14               12.53                36,885
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.28               10.84                3,935
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.10               10.87                1,440
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.80                10.66                4,459
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.41               10.78                19,105
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.13               10.54                4,222
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.47               10.84                8,748
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.33               12.85                52,341
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.65               11.66                27,851
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.14               10.53                24,485
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.12               10.65                1,194
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.18                 9.32                34,508
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.69               13.67                47,916
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.86                10.71                55,419
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.10               11.38                16,911
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.19               14.96                9,848
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.94                 9.90                57,026
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.68               13.03                10,245
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.17                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.78               11.07                14,548
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.16               12.73                10,742
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.98               13.20                3,304
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                10.52               11.66                26,660
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                  11.87               14.11                5,477
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.27               13.76                49,720
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.89                 9.87                5,754
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.57                10.47                5,318
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.10                 9.52                4,955
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.45                10.75                5,986
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.86               11.71                15,517
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.96                 9.99                4,431
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.47               11.22                20,980
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.09               10.42                58,072
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.82                 5.92                4,316
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.94                 730
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.51                10.73                 767
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.86               11.69                 594
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.77                 9.65                12,019
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.65                 7.65                2,520
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.28               13.20                2,705
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.73               15.78                3,863
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.37               16.32                3,927
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.57               18.20                10,243
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.26               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.70               12.38                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.80               14.20                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.88               14.44                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.65               13.13                 367
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.26               13.04                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.81               15.36                 147
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.78               15.80                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.74               12.68                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.54               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.55               13.90                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    12.11               13.67                 838
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.78               14.36                 650
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    12.00               12.65                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.71               13.67                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.22               14.37                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.57               11.97                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          12.00               12.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.52               11.91                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.33               13.96                 217
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.78               13.99                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.91               12.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.38               13.01                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.58               12.76                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.15               14.15                 121
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.30               13.35                 632
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.61               10.87                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.69               16.78                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.93                 9.89                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.78               15.36                 224
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.41               10.68                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.29               16.62                 117
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.97               13.18                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.79               14.18                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.89               16.49                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.60               15.37                 245
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.29               13.63                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.62               12.70                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.59               13.15                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.97               13.60                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.85               11.69                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.95                 9.97                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.46               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.08               10.40                 945
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.22                 5.39                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/03-12/31/04)                                  10.00                8.93                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    13.07               14.74                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.72               14.76                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         10.00               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.81                 9.68                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.62                 6.73                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.27               13.17                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.50               19.19                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.24               18.58                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.56               18.16                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.85               11.59                 173
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.82                10.38                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.29                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.81                11.91                 306
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.18                 9.52                 614
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.02                 9.59                  78
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.51               11.68                 224
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.47               12.00                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.59               11.43                 171
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.38                 9.92                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.16               11.24                  46
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.23               11.54                 662
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.11               12.47                3,735
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.25               10.80                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.08               10.83                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.77                10.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.38               10.74                 178
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.11               10.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.44               10.79                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.30               12.79                 222
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.62               11.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.11               10.48                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.09               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.16                 9.28                 217
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.66               13.61                 141
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.83                10.67                 743
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.06               11.33                 159
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.15               14.89                1,477
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.91                 9.86                 476
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.65               12.97                1,488
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (12/31/02-12/31/04)           10.00               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.75               11.02                3,145
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.14               12.68                1,068
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.97               13.17                1,892
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.49               11.61                 160
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.84               14.05                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.24               13.70                 695
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.87                 9.83                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.54                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.08                 9.48                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.42                10.70                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.85               11.68                1,187
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.95                 9.96                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.46               11.20                2,994
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.08               10.40                1,042
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.80                 5.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.93                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.48                10.69                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.83               11.64                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         10.00               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.75                 9.61                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.63                 7.62                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.26               13.15                2,384
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.70               15.72                1,223
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.33               16.25                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.55               18.14                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.83               11.56                4,448
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.80                10.35                1,741
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.27                 9.53                 840
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.79                11.88                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.16                 9.49                5,591
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             9.00                 9.56                 829
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.49               11.64                3,449
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.45               11.96                 461
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.57               11.39                1,464
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.36                 9.89                  86
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.14               11.21                 275
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.21               11.51                12,603
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.09               12.43                9,148
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.24               10.77                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.06               10.80                 263
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.76                10.59                 107
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.36               10.71                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.09               10.46                 408
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.42               10.76                 881
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.28               12.75                11,462
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.60               11.58                1,558
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.09               10.45                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.07               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.14                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.63               13.57                2,598
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.81                10.64                10,022
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.04               11.30                1,502
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.13               14.85                6,327
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.89                 9.83                6,391
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.62               12.94                1,571
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (12/31/02-12/31/05)          10.00               11.15                 417
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.73               10.99                1,612
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.12               12.64                1,180
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.96               13.14                 114
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.47               11.58                1,343
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.82               14.01                1,105
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.22               13.66                4,263
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.85                 9.80                 280
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.52                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.06                 9.45                 748
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.40                10.67                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.84               11.66                1,007
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.94                 9.94                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.45               11.18                 404
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.07               10.38                12,406
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.79                 5.88                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/03-12/31/04)                                 10.00                8.92                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.47                10.66                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.81               11.61                 311
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         10.00               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.73                 9.58                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.62                 7.60                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.24               13.13                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.68               15.68                 300
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.31               16.20                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.53               18.11                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.81               11.52                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.78                10.32                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.26                 9.51                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.78                11.85                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.14                 9.46                 1,403
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.98                 9.53                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.47               11.61                  686
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.43               11.93                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.55               11.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.34                 9.86                  103
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.12               11.18                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.19               11.48                 2,756
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.07               12.40                 2,107
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.22               10.74                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.04               10.77                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.74                10.56                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.34               10.67                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.07               10.43                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.40               10.73                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.25               12.72                  502
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.58               11.54                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.07               10.42                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.05               10.54                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.12                 9.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.61               13.53                  344
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.80                10.60                 2,105
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.02               11.27                  456
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.11               14.81                  93
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.87                 9.80                 1,377
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.60               12.90                  983
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/05)             10.00               11.14                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.71               10.96                  797
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.10               12.61                  499
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.95               13.12                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.45               11.55                  478
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.79               13.97                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.19               13.62                  781
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.83                 9.77                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.50                10.36                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.04                 9.42                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.38                10.64                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.83               11.64                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.93                 9.93                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.44               11.16                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.07               10.36                 2,639
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.78                 5.87                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.92                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.45                10.63                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.80               11.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                      10.00               11.27                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.72                 9.56                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.60                 7.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.23               13.10                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.66               15.64                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.28               16.16                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.52               18.07                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.22               13.02                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.66               12.30                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.75               14.11                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.84               14.35                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.61               13.04                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.22               12.96                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.76               15.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.74               15.70                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.70               12.59                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.50               12.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.51               13.81                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    12.06               13.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.74               14.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    11.96               12.57                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.66               13.58                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.18               14.27                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.53               11.89                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          11.96               12.39                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.48               11.83                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.29               13.87                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.74               13.90                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.87               12.28                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.33               12.93                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.54               12.68                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    11.97               12.84                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.26               13.27                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.57               10.80                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.64               16.67                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.90                 9.82                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.78               15.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.14                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.37               10.61                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.24               16.51                   0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.94               13.11                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.75               14.08                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.84               16.38                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.55               15.27                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.25               13.54                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.58               12.62                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.55               13.07                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.92               13.51                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.83               11.63                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.93                 9.92                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.44               11.15                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.06               10.35                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.20                 5.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.92                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    13.03               14.64                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.67               14.66                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                      10.00               11.26                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.78                 9.61                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.59                 6.69                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.22               13.08                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.45               19.07                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.19               18.46                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.51               18.05                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.78               11.47                3,822
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.75                10.28                1,263
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.24                 9.47                1,096
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.75                11.80                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.12                 9.42                9,023
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.96                 9.49                 418
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.44               11.56                8,071
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.40               11.88                6,255
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.52               11.31                5,918
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.31                 9.82                3,722
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.09               11.13                5,066
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.16               11.43                14,665
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.04               12.34                13,235
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.19               10.70                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.02               10.73                 135
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.72                10.52                 205
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.31               10.63                2,823
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.04               10.39                 567
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.37               10.68                6,104
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.22               12.66                13,626
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.55               11.49                20,784
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.04               10.38                2,208
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.02               10.50                1,048
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.10                 9.19                5,835
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.57               13.47                6,125
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.77                10.56                19,005
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.99               11.22                17,276
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.07               14.74                5,932
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.85                 9.76                60,017
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.57               12.84                7,771
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (5/1//04-12/31/04)           10.00               11.13                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.69               10.92                3,490
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.08               12.56                4,850
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.93               13.09                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.42               11.50                6,976
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.76               13.91                 109
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.16               13.56                7,117
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.81                 9.73                4,436
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.48                10.32                1,136
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.02                 9.38                 772
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.36                10.59                 570
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.82               11.61                3,427
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.92                 9.90                18,967
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.43               11.13                8,482
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.06               10.34                14,365
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.76                 5.84                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.91                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.43                10.59                1,650
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.77               11.54                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.69                 9.52                4,168
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.58                 7.55                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.21               13.06                 548
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.63               15.57                1,905
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.24               16.08                 498
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.49               18.01                3,160
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.76               11.44                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.74                10.25                  9
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.22                 9.44                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.74                11.77                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.10                 9.40                 375
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.94                 9.46                 536
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.42               11.53                1,041
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.38               11.84                 516
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.50               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.30                 9.79                5,876
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.07               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.14               11.39                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.02               12.31                 912
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.18               10.67                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.00               10.70                 261
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.70                10.49                  28
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.29               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.02               10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.35               10.65                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.20               12.62                12,724
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.53               11.46                  26
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.02               10.35                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.01               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.08                 9.16                  5
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.55               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.75                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.97               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.05               14.70                6,145
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.83                 9.73                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.55               12.80                 168
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.13                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.67               10.89                  2
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.06               12.52                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.92               13.06                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.40               11.46                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.74               13.87                 754
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.14               13.52                 433
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.79                 9.70                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.46                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.00                 9.35                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.34                10.56                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.81               11.59                 874
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.92                 9.89                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.43               11.11                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.05               10.32                  65
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.75                 5.83                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.41                10.56                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.75               11.50                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.68                 9.49                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.57                 7.53                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.19               13.03                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.61               15.53                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.22               16.04                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.48               17.97                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.18               12.95                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.63               12.23                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.71               14.03                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.81               14.27                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.57               12.97                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.18               12.89                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.72               15.17                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.70               15.62                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.66               12.53                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.47               12.07                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.47               13.73                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    12.03               13.51                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.70               14.19                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    11.93               12.50                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.63               13.51                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.14               14.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.50               11.83                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          11.92               12.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.44               11.77                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.25               13.80                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.70               13.82                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.83               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.30               12.86                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.50               12.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.07               13.98                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.23               13.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.54               10.74                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.60               16.58                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.87                 9.77                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.69               15.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.12                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.34               10.55                 436
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.20               16.42                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.92               13.05                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.71               14.01                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.80               16.29                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.52               15.19                 338
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.21               13.46                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.55               12.55                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.51               13.00                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.89               13.44                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.81               11.58                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.91                 9.88                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.42               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.05               10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.18                 5.33                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    12.99               14.57                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.63               14.58                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.75                11.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00                9.56                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.57                 6.65                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.19               13.01                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.40               18.96                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.14               18.36                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.47               17.95                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.74               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.72                10.22                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.21                 9.42                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.72                11.74                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.08                 9.37                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.92                 9.44                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.40               11.49                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.36               11.81                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.48               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.28                 9.76                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.05               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.12               11.36                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.99               12.27                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.16               10.64                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.98                10.67                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.69                10.46                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.27               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.00               10.33                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.33               10.62                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.18               12.59                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.50               11.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.00               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.99                10.44                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.06                 9.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.52               13.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.73                10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.95               11.15                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.03               14.66                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.81                 9.70                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.52               12.77                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.12                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.65               10.86                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.05               12.49                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.91               13.04                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.38               11.43                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.72               13.83                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.12               13.49                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.78                 9.67                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.44                10.26                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.98                 9.33                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.32                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.81               11.57                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.91                 9.87                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.42               11.09                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.04               10.30                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.74                 5.81                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.90                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.40                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.73               11.47                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.66                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.55                 7.51                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.18               13.00                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.59               15.49                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.19               15.99                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.46               17.93                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.73               11.39                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.71                10.20                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.20                 9.40                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.71                11.72                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.07                 9.35                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.91                 9.42                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.39               11.48                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.35               11.79                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.47               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.27                 9.75                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.04               11.05                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.11               11.34                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.98               12.25                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.15               10.63                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.98                10.66                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.68                10.45                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.26               10.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.99                10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.32               10.61                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.17               12.57                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.49               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.99                10.30                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.98                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.05                 9.12                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.51               13.37                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.72                10.48                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.94               11.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.02               14.64                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.80                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.51               12.75                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5  (12/31/02-12/31/04)         10.00               11.11                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.64               10.85                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.04               12.47                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.91               13.03                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.37               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.70               13.81                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.11               13.47                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.77                 9.66                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.43                10.24                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.97                 9.31                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.31                10.52                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.80               11.56                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.91                 9.86                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.41               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.04               10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.74                 5.80                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/03-12/31/04)                                 10.00                8.89                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.39                10.52                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.72               11.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.65                 9.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.54                 7.50                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.17               12.98                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.58               15.47                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.18               15.97                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.46               17.91                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.70               11.36                  98
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.69                10.17                 374
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.18                 9.38                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.69                11.69                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.06                 9.33                1,521
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.90                 9.40                  99
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.37               11.44                 763
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.33               11.76                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.45               11.20                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.25                 9.72                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.02               11.02                  88
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.09               11.31                3,416
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.96               12.22                2,502
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.13               10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.96                10.63                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.66                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.25               10.52                 721
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.97                10.28                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.30               10.58                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.15               12.53                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.47               11.37                 713
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.97                10.27                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.96                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.04                 9.10                  99
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.49               13.33                1,501
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.70                10.45                2,550
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.92               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.99               14.59                 302
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.78                 9.66                2,244
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.49               12.71                 734
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.11                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.63               10.82                1,274
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    10.02               12.44                 533
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.90               13.00                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.35               11.38                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.68               13.77                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.09               13.43                 980
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.75                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.41                10.21                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.96                 9.29                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.29                10.49                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.80               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.90                 9.84                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.41               11.07                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.03               10.27                3,645
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.72                 5.79                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.89                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.37                10.49                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.71               11.43                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.64                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.53                 7.48                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.16               12.96                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.55               15.43                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.15               15.92                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.44               17.87                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.68               11.32                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.67                10.15                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.17                 9.35                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.68                11.66                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.04                 9.30                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.88                 9.37                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.35               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.31               11.72                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.43               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.23                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.00               10.98                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.07               11.28                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.94               12.18                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.12               10.57                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.94                10.60                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.65                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.23               10.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.95                10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.28               10.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.13               12.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.45               11.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.95                10.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.94                10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.02                 9.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.46               13.30                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.68                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.90               11.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.97               14.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.76                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.47               12.67                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.61               10.79                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio (Series Trust II)                    10.00               12.41                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.89               12.98                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.33               11.35                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.66               13.73                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.07               13.39                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.73                 9.60                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.39                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.94                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.28                10.45                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.79               11.53                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.89                 9.83                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.40               11.05                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.03               10.26                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.71                 5.77                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.88                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.36                10.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.69               11.40                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.62                 9.41                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.52                 7.46                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.15               12.93                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.53               15.39                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.13               15.88                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.42               17.83                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.13               12.85                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         11.58               12.14                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              13.65               13.93                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               11.76               14.16                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       12.52               12.88                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             12.13               12.79                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                13.67               15.06                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         13.64               15.50                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.62               12.43                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             11.42               11.98                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.42               13.63                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    11.98               13.40                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            12.65               14.08                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    11.88               12.41                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            12.58               13.40                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          13.08               14.09                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  11.45               11.74                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          11.87               12.23                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.40               11.68                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     12.20               13.69                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.65               13.72                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.79               12.12                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           12.25               12.76                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         12.45               12.52                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.01               13.88                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      12.18               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.50               10.66                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         13.55               16.46                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.83                 9.69                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       13.69               15.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.30               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.15               16.30                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.89               12.97                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               12.66               13.90                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 13.74               16.17                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 12.47               15.07                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        12.16               13.36                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.50               12.46                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          12.46               12.90                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.84               13.34                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.79               11.52                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.89                 9.82                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.40               11.04                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.02               10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.15                 5.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.88                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    12.94               14.46                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     13.58               14.47                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.71                 9.49                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    7.54                 6.60                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.14               12.91                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               15.34               18.82                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    15.08               18.22                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.42               17.81                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.65               11.27                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.64                10.10                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.14                 9.32                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.65                11.62                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.01                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.85                 9.33                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.32               11.36                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.28               11.67                  27
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.40               11.11                  66
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.21                 9.65                  38
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.98                10.94                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.05               11.23                  46
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.91               12.13                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.09               10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.92                10.56                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.62                10.35                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.20               10.44                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.92                10.21                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.25               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.09               12.44                  50
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.42               11.29                  72
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.92                10.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.91                10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.99                 9.03                  93
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.43               13.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.66                10.37                  48
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.86               11.02                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.93               14.49                  28
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.73                 9.59                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.44               12.62                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.09                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.58               10.75                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.98                12.36                  27
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.88               12.95                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.30               11.30                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.63               13.67                  32
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.03               13.33                  30
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.71                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.37                10.14                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.91                 9.22                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.25                10.41                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.78               11.50                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.88                 9.80                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.39               11.02                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.02               10.23                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.70                 5.75                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.87                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.33                10.42                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.66               11.35                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.60                 9.37                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.49                 7.43                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.12               12.89                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.50               15.33                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.09               15.81                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.40               17.78                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.63               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.62                10.07                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.13                 9.29                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.64                11.58                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.00                 9.23                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.84                 9.30                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.30               11.33                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.26               11.64                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.38               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.19                 9.62                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.96                10.90                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.03               11.19                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.89               12.09                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.07               10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.90                10.53                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.61                10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.18               10.41                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.90                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.23               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.07               12.40                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.40               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.91                10.17                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.89                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.98                 9.00                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.40               13.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.64                10.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.84               10.99                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.91               14.45                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.71                 9.56                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.41               12.58                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.56               10.72                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.96                12.32                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.87               12.92                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.28               11.26                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.60               13.63                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 11.01               13.29                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.69                 9.53                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.35                10.11                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.90                 9.19                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.23                10.38                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.77               11.48                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.88                 9.79                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.38               11.00                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.01               10.21                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.68                 5.73                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.87                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.32                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.64               11.32                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.20                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.58                 9.34                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.48                 7.41                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.11               12.86                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.48               15.29                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.07               15.76                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.39               17.74                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.61               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.61                10.04                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.11                 9.27                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.62                11.55                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.98                 9.21                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.82                 9.27                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.28               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.24               11.60                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.36               11.05                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.17                 9.59                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.94                10.87                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.01               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.87               12.06                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.06               10.47                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.88                10.50                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.59                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.16               10.38                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.89                10.15                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.22               10.44                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.05               12.37                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.39               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.89                10.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.87                10.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.96                 8.98                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.38               13.16                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.62                10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.82               10.96                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.89               14.40                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.70                 9.54                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.39               12.55                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.07                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.55               10.69                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.95                12.29                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.86               12.90                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.26               11.23                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.58               13.59                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.99               13.25                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.68                 9.50                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.33                10.08                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.88                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.21                10.35                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.76               11.46                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.87                 9.77                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.38               10.98                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.00               10.20                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.67                 5.72                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.86                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.30                10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.63               11.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.20                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.56                 9.32                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.47                 7.39                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.10               12.83                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.46               15.24                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.04               15.71                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.37               17.70                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.58               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.58                10.00                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.09                 9.23                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.60                11.51                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.95                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.79                 9.23                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.25               11.24                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.21               11.55                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.33               11.00                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.15                 9.55                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.91                10.82                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.98                11.11                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.84               12.01                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.03               10.43                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.86                10.46                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.57                10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.13               10.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.86                10.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.19               10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.02               12.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.36               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.86                10.09                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.84                10.21                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.93                 8.94                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.34               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.59                10.27                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.79               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.86               14.34                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.67                 9.50                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.36               12.49                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.52               10.65                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.92                12.24                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.85               12.87                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.23               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.55               13.53                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.96               13.19                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.65                 9.46                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.30                10.03                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.85                 9.13                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.19                10.30                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.75               11.43                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.86                 9.75                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.37               10.96                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.99                10.17                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.66                 5.70                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.85                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.28                10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.60               11.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.19                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.54                 9.28                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.44                 7.36                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.07               12.79                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.43               15.18                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.00               15.65                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.35               17.64                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.56               11.13                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.56                 9.97                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.08                 9.21                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.58                11.48                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.94                 9.14                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.78                 9.21                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.23               11.21                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.19               11.52                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.31               10.97                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.13                 9.52                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.89                10.79                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.96                11.08                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.82               11.97                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.02               10.40                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.84                10.43                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.55                10.22                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.11               10.31                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.84                10.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.17               10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.00               12.28                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.34               11.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.84                10.07                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.83                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.92                 8.91                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.32               13.06                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.57                10.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.77               10.88                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.83               14.30                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.65                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.34               12.46                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.06                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.50               10.62                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.90                12.21                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.84               12.84                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.21               11.15                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.53               13.49                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.94               13.16                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.63                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.29                10.00                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.84                 9.10                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.17                10.27                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.75               11.41                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.85                 9.73                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.36               10.94                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.99                10.16                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.65                 5.68                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.85                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.26                10.29                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.58               11.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.18                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.53                 9.26                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.43                 7.34                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.06               12.76                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.41               15.14                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    12.98               15.60                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.33               17.60                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                           Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                              Value at Beginning   Value at End of
                                                              of Period (1/1/04)   Period (12/31/04)   Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2004
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.53               11.08                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.53                 9.93                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.05                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.56                11.43                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.91                 9.10                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.75                 9.17                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.20               11.16                  0
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.16               11.47                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.28               10.92                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.10                 9.48                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.86                10.75                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.93                11.03                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.79               11.92                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    9.99                10.36                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.82                10.39                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.53                10.18                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.08               10.26                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.81                10.03                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.14               10.32                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     10.97               12.22                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.31               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.81                10.02                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.80                10.14                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.89                 8.87                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.29               13.01                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.55                10.20                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.74               10.83                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.80               14.24                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.62                 9.43                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.31               12.40                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.04                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.48               10.58                  0
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.88                12.16                  0
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.82               12.81                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.18               11.10                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.49               13.43                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.91               13.10                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.61                 9.39                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.26                 9.96                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.81                 9.06                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.14                10.23                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.74               11.38                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.84                 9.71                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.35               10.91                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.98                10.13                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.63                 5.66                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.84                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.24                10.25                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.56               11.17                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.50                11.17                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00                9.22                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.41                 7.31                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.04               12.72                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.38               15.08                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    12.94               15.53                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.31               17.55                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
                     Investment Division                        Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/04)   Period (12/31/04)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2004
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.51               11.05                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                         9.51                 9.90                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.04                 9.14                   0
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               9.54                11.40                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       8.89                 9.07                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             8.74                 9.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.18               11.13                   0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.14               11.43                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.26               10.89                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             9.09                 9.45                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  9.84                10.71                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    9.91                11.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            10.77               11.89                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    9.97                10.34                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            9.80                10.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          9.51                10.16                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.06               10.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          9.79                10.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.12               10.29               215.9436
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     10.95               12.19                189.599
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.29               11.06                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                9.79                 9.99                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           9.78                10.11                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         8.87                 8.85                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.26               12.97                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      9.53                10.17                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.72               10.80                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         11.78               14.20                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.60                 9.40                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.28               12.36                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)             10.00               11.04                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.46               10.55                   0
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    9.86                12.13                   0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        11.81               12.79                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               10.16               11.07                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                 11.47               13.39                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                 10.89               13.06               183.3071
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        8.59                 9.37                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        9.24                 9.93                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          8.80                 9.03                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               9.13                10.20                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.73               11.36               216.2669
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.84                 9.69                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.34               10.89                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.97                10.11                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  6.62                 5.64                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                  10.00                8.83               400.6691
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    9.23                10.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     10.54               11.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                       10.00               11.16                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.49                 9.19                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    8.40                 7.29                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.03               12.69                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.36               15.04                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    12.92               15.49                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.29               17.51                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years
------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                               Value at Beginning    Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2003
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       6.94                 9.27                1,568
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             6.84                 9.10                7,906
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                7.26                10.61                 999
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         7.52                10.57                9,024
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                    9.06                10.69                2,128
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                        7.95                 9.47                  0
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                             8.03                10.26                1,066
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                               8.40                10.33                2,126
------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                       8.81                11.22                1,914
------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                    7.63                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                5.95                 0.00                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    8.56                10.34                 108
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            7.81                10.16                  0
------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          7.15                 9.86                 104
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  9.02                10.48                  0
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          8.39                10.20                 415
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       9.09                10.54                 393
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     9.00                11.41                11,531
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  8.34                10.72                1,241
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                8.37                10.20                 407
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           7.97                10.19                 232
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         7.06                 9.25                1,248
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    10.20               12.78                 463
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      7.84                 9.93                4,548
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
Portfolio                                                             10.77               11.17                 547
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         8.98                12.27                4,459
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   10.03               10.01                1,715
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       8.32                11.76                  0
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                   8.55                10.95                3,030
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                      7.85                 9.91                 668
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                           6.53                 9.37                2,515
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                            8.52                 9.89                9,995
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                          10.58               10.84                 442
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                 7.61                10.22                1,898
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -             0.00                12.01                 141
12/31/03)
------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                               7.39                 9.39                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio               8.18                10.59                2,614
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                   8.56                11.95                  0
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                   9.20                11.34                8,220
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                        6.97                 8.95                 264
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        8.00                 9.63                  0
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          6.95                 9.16                11,364
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               7.74                 9.51                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                    10.00               10.88                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                  10.00                9.98                  0
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.49                6,572
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                  10.00               10.12                18,933
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                  11.09                6.86                3,048
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    6.95                 9.56                 389
------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     7.60                10.92                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                  9.95                 9.83                  0
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    11.54                8.70                3,131
------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                      10.26                0.00                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           10.56               12.33                  0
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               8.41                12.81                 747
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    9.39                13.46                6,471
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    10.26               13.63                 685
--------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit  Accumulation Unit  Number of Accumulation
                                                                Value at Beginning   Value at End of
                                                                of Period (1/1/03)  Period (12/31/03)  Units at End of Period
------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.93                9.25                 1,696
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.83                9.09                 1,319
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.26               10.59                 1,960
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.51               10.55                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.05               10.67                   0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.95                9.45                  81
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.03               10.24                  57
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.40               10.31                 3,530
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.81               11.20                 2,976
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.62                0.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.95                0.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.56               10.32                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.80               10.14                   0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.14                9.84                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.01               10.46                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.39               10.18                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.08               10.52                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.00               11.38                 2,702
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.33               10.70                  56
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.36               10.18                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.96               10.17                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.05                9.23                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.19              12.75                 2,763
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.84                9.91                 1,548
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.76              11.15                  264
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.97               12.25                   0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.02               9.99                  485
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.31               11.74                  433
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.55               10.93                  630
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.85                9.90                  345
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.52                9.35                   0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.52                9.87                  343
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.57              10.82                  278
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.60               10.21                  237
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                              0.00               12.00                   0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.38                9.37                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.17               10.57                   0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.56               11.93                 1,833
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.19               11.32                 3,564
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.97                8.94                   0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.99                9.61                 1,064
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.94                9.15                 1,590
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.73                9.49                   0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00              10.88                 1,180
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00               9.97                  375
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00              10.48                 1,882
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00              10.11                 2,563
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.08               6.85                  487
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.95                9.55                 1,071
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.60               10.90                  938
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.94                9.82                   0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.53               8.69                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25               0.00                   0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.56              12.32                  248
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.40               12.79                  860
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.38               13.43                 1,349
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25              13.61                  418
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.92                 9.22                7,358
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.82                 9.06                3,716
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.25                10.56                4,480
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.50                10.52                1,321
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.03                10.64                 946
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.93                 9.42                 218
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.02                10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.39                10.28                10,391
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.79                11.16                10,532
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.61                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.94                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.55                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.80                10.12                  97
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.14                 9.82                 104
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.00                10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.37                10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.07                10.49                1,047
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.98                11.35                3,913
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.32                10.67                1,593
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.35                10.16                 539
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.95                10.14                  87
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.04                 9.20                 881
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.18               12.72                1,810
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.83                 9.88                7,565
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.75               11.12                 537
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.96                12.21                2,496
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.00                9.96                7,213
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.30                11.70                 828
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.54                10.90                2,780
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.83                 9.87                4,786
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.51                 9.33                 124
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.51                 9.85                1,942
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.56               10.80                3,934
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.60                10.18                 332
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.99                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.37                 9.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.16                10.54                3,297
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.54                11.90                 392
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.18                11.29                6,332
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.96                 8.91                3,015
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.98                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.94                 9.12                2,805
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.72                 9.46                 134
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.86                4,744
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.96                1,799
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.47                3,699
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.10                11,480
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.07                6.83                 616
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.94                 9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.59                10.88                1,777
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.93                 9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.52                8.67                 489
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.56               12.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.39                12.75                 274
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.37                13.40                1,513
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.59                1,036
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum Premium Rider and
Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.92                 9.21                14,247
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.82                 9.04                12,782
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.24                10.54                10,983
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.49                10.50                14,034
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.03                10.62                8,961
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.93                 9.40                1,036
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.01                10.19                1,829
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.38                10.26                17,028
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.79                11.14                8,333
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.61                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.94                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.54                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.79                10.10                 155
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.13                 9.80                 280
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.99                10.41                15,406
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.37                10.13                1,384
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.06                10.47                2,082
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.98                11.33                26,580
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.32                10.65                12,320
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.34                10.14                12,043
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.94                10.12                 714
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.04                 9.18                20,945
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.17               12.69                16,140
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.82                 9.86                22,076
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.74               11.10                13,601
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.95                12.19                4,835
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.00                9.94                13,243
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.29                11.68                1,710
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.53                10.88                 759
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.83                 9.85                 913
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.51                 9.31                1,869
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.50                 9.83                5,605
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.55               10.78                2,411
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.59                10.16                1,786
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.98                1,209
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.36                 9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.15                10.52                8,237
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.54                11.87                2,809
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.17                11.27                6,278
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.95                 8.89                6,079
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.97                 9.57                4,711
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.93                 9.10                5,769
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.71                 9.45                4,868
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.86                32,469
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.96                2,308
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.47                12,689
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.09                13,607
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.06                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.94                 9.51                  28
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.58                10.86                 468
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.93                 9.77               989,154
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.51                8.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.28                 769
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.39                12.73                 948
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.36                13.37                3,088
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.57                2,818
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.52                12.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.25                12.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.50                13.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.84                13.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.99                11.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.74                11.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.88                12.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.90                12.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.09               12.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.52                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.55                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.99                12.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.81                12.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.63                13.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   10.00               11.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                12.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.97                11.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.78                12.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   10.00               12.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.81                11.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.72                12.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.65                12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.55               13.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.77                12.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.28               10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.07               13.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.79                13.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.62                12.26                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.31                11.70                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                13.80                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.28               11.88                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.20               10.41                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                13.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                         0.00                11.97                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.05               12.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.93                12.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    10.00               13.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.27               12.60                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.62                12.29                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.70                11.62                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                12.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.78                11.97                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.85                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.46                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.55                13.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.59                13.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.98                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.15                7.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.22               15.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.68               15.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.56                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.91                 9.18                 145
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.81                 9.02                  69
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.23                10.51                 128
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.48                10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.01                10.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.92                 9.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              8.00                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.37                10.23                 297
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.77                11.11                 271
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.60                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.93                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.54                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.78                10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.12                 9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.98                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.35                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.05                10.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.96                11.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.30                10.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.33                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.93                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.03                 9.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.15               12.66                  90
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.81                 9.83                 214
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.72               11.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.94                12.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.98                 9.91                 443
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.28                11.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.52                10.85                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.82                 9.82                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.50                 9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.49                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.54               10.75                 272
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.58                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.97                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.35                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.14                10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.53                11.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.16                11.24                  85
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.94                 8.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.96                 9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.92                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.70                 9.42                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.85                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.46                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.08                 443
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.05                6.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.93                 9.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.58                10.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.92                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.50                8.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.38                12.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.35                13.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.55                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.90                 9.16                 198
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.80                 9.00                 369
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.23                10.49                 175
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.47                10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.01                10.57                1,110
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.91                 9.36                  87
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.99                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.36                10.21                 788
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.76                11.09                 772
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.60                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.93                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.53                10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.78                10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.12                 9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.97                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.35                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.04                10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.95                11.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.30                10.60                 550
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.32                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.92                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.02                 9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.15               12.63                 421
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.80                 9.81                1,316
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.71               11.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.93                12.13                 796
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.97                 9.89                1,091
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.27                11.62                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.51                10.83                 451
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.81                 9.80                 143
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.50                 9.27                 359
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.49                 9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.54               10.73                 678
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.58                10.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.96                 115
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.35                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.13                10.47                 132
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.52                11.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.15                11.22                 216
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.94                 8.85                 281
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.96                 9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.91                 9.06                 264
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.70                 9.40                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.84                 415
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.45                 405
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.07                1,392
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.04                6.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.93                 9.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.57                10.81                 312
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.91                 9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.49                8.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.25                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.37                12.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.34                13.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.25               13.53                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2003
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.89                 9.14                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.79                 8.98                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.22                10.47                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.47                10.43                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.00                10.55                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.90                 9.34                  117
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.98                10.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.35                10.19                  113
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.76                11.07                  104
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.59                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.93                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.52                10.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.77                10.04                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.11                 9.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.96                10.34                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.34                10.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.03                10.40                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.95                11.25                  67
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.29                10.58                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.31                10.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.92                10.05                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.01                 9.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.14               12.61                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.79                 9.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.70               11.02                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.93                12.11                  106
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.96                 9.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.27                11.60                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.50                10.81                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.80                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.49                 9.26                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.48                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.53               10.71                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.57                10.10                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.95                   0
12/31/03)
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.34                 9.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.13                10.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.51                11.79                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.14                11.19                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.93                 8.83                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.95                 9.50                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.91                 9.04                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.69                 9.38                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.83                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.93                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.44                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.07                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.03                6.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.92                 9.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.57                10.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.90                 9.72                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.48                8.60                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.23                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.37                12.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.33                13.28                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.52                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2003
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.51                12.61                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.25                12.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.50                13.76                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.84                13.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.99                11.70                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.74                11.50                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.87                12.51                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.89                12.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.08               12.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.52                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.98                11.96                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.81                12.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.63                13.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.99                11.53                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                11.96                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.97                11.48                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.77                12.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.99                12.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.80                11.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.72                12.33                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.65                12.54                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.54               11.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.76                12.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.27               10.57                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.06               13.64                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                 9.90                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.79                13.78                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.61                12.22                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                11.66                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                13.75                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.28               11.84                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.20               10.37                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                13.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.94                   0
12/31/03)
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.04               12.66                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.92                12.75                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.99                13.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.26               12.55                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.61                12.25                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.69                11.58                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                12.55                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.78                11.92                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.83                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.93                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.44                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.20                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.54                13.03                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.59                13.67                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.97                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.14                7.59                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.21               15.45                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.67               15.19                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.51                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.89                 9.12                5,210
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.79                 8.96                 555
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.21                10.44                6,775
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.46                10.40                3,414
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.99                10.52                8,921
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.89                 9.31                6,576
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.97                10.09                2,857
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.34                10.16                3,723
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.74                11.04                7,185
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.58                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.92                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.52                10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.76                10.02                  6
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.11                 9.72                 577
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.95                10.31                2,879
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.33                10.04                 567
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.02                10.37                6,837
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.93                11.22                 933
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.28                10.55                8,032
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.30                10.04                2,494
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.91                10.02                1,093
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.00                 9.10                 770
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.12               12.57                6,480
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.78                 9.77                14,352
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.69               10.99                22,997
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.91                12.07                5,745
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.95                 9.85                22,528
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.26                11.57                  78
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.49                10.78                5,424
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.79                 9.75                1,629
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.49                 9.24                1,146
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.47                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.52               10.69                 835
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.57                10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.93                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.33                 9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.11                10.42                5,295
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.50                11.76                  5
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.13                11.16                1,067
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.92                 8.81                4,438
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.94                 9.48                 573
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.90                 9.02                  31
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.68                 9.36                 738
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.82                1,168
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.92                 345
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.43                  24
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.06                3,567
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.02                6.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.91                 9.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.56                10.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.89                 9.69                13,115
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.47                8.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55               12.21                 116
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.36                12.63                  7
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.32                13.24                  2
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.49                 728
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.88                 9.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.78                 8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.20                10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.45                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.98                10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.88                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.96                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.33                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.74                11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.58                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.92                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.51                10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.76                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.10                 9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.94                10.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.32                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.01                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.93                11.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.27                10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.29                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.90                10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.00                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.11               12.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.78                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.68               10.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.90                12.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.94                 9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.25                11.55                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.48                10.76                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.78                 9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.22                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.47                 9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.51               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.56                10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                              0.00                11.92                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.32                 9.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.11                10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.49                11.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.12                11.14                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.91                 8.79                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.93                 9.46                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.89                 9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.67                 9.34                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.81                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.02                6.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.91                 9.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.89                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.46                8.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                12.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.31                13.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.48                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.51                12.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.24                12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.49                13.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.83                13.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.98                11.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.73                11.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.87                12.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.89                12.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.08               12.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.51                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.98                11.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.80                12.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.62                13.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.99                11.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                11.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.96                11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.77                12.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.99                12.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.80                11.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.71                12.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.64                12.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.54               13.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.76                12.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.27               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.06               13.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                 9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.78                13.69                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.61                12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                11.63                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                13.71                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.27               11.81                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.19               10.34                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                13.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.92                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.04               12.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.92                12.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.99                13.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.26               12.52                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.61                12.21                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.69                11.55                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                12.51                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.77                11.89                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.81                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.54                12.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.58                13.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.97                 9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.14                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.21               15.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.67               15.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.47                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.87                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.77                 8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.20                10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.44                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.97                10.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.88                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.96                10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.32                10.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.73                10.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.10                 9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.93                10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.31                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.00                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.92                11.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.26                10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.29                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.89                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.99                 9.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.10               12.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.77                 9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.67               10.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.90                12.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.93                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.24                11.52                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.47                10.74                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.78                 9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.21                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.46                 9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.50               10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.56                10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.91                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.32                 9.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.10                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.48                11.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.12                11.12                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.91                 8.78                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.92                 9.44                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.66                 9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.81                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.42                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.01                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                10.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.88                 9.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.45                8.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                12.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.30                13.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.46                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.87                 9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.77                 8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.19                10.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.44                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.97                10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.87                 9.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.95                10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.32                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.73                10.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.09                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.93                10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.31                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.00                10.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.91                11.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.26                10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.28                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.89                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.99                 9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.10               12.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.76                 9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.66               10.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.89                12.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.93                 9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.24                11.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.47                10.73                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.77                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.20                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.46                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.50               10.64                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.55                10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.91                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.31                 9.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.10                10.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.48                11.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.11                11.11                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.90                 8.77                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.92                 9.43                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.66                 9.31                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.80                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.41                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.00                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                10.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.88                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.45                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.30                13.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.46                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.86                 9.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.76                 8.90                  65
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.19                10.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.43                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.96                10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.87                 9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.95                10.02                  59
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.31                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.72                10.96                  55
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                10.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.09                 9.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.92                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.30                 9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.99                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.91                11.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.25                10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.27                 9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.88                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.98                 9.04                  66
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.09               12.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.76                 9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.65               10.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.88                11.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.92                 9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.23                11.49                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.46                10.70                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.77                 9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.47                 9.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.45                 9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.49               10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.55                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.90                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.31                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.09                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.47                11.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.10                11.09                  53
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.90                 8.75                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.91                 9.41                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.65                 9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.80                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.41                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.00                6.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.54                10.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.87                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.44                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.34                12.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.29                13.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24               13.44                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.86                 9.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.76                 8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.18                10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.43                10.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.95                10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.86                 9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.94                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.31                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.71                10.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.56                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.90                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.49                10.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.74                 9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.09                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.91                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.29                 9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.98                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.90                11.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.24                10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.27                 9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.87                 9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.98                 9.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.08               12.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.75                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.65               10.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.88                11.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.91                 9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.22                11.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.45                10.68                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.76                 9.67                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.47                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.45                 9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.49               10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.54                10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.89                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.30                 9.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.08                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.46                11.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.09                11.07                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.89                 8.73                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.91                 9.39                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.87                 8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.65                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.99                6.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.89                 9.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.54                10.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.86                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.44                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.33                12.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.28                13.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.42                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.50                12.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.24                12.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.49                13.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.83                13.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.98                11.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.73                11.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.86                12.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.88                11.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.07               12.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.51                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.97                11.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.80                12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.62                13.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.98                11.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.90                11.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.96                11.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.76                12.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.98                12.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.79                11.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.71                12.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.64                12.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.53               13.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.75                12.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.26               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.05               13.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.98                 9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.78                13.69                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.60                12.13                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                11.58                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.64                13.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.27               11.76                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.19               10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.92                13.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.89                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.03               12.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.91                12.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.98                13.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.25               12.47                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.60                12.16                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.68                11.50                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.58                12.46                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.77                11.84                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.08                6.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.53                12.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.58                13.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.96                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.13                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.20               15.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.66               15.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.42                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.85                 9.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.75                 8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.17                10.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.42                10.28                  29
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.94                10.40                  61
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.85                 9.21                  36
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.93                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.29                10.05                  46
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.70                10.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.55                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.90                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.48                10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.73                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.08                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.90                10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.28                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.97                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.89                11.09                  51
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.23                10.42                  71
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.26                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.86                 9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.97                 8.99                  87
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.07               12.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.74                 9.66                  46
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.63               10.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.86                11.93                  31
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.90                 9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.21                11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.44                10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.75                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.46                 9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.44                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.48               10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.54                 9.98                  30
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.88                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.29                 9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.07                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.45                11.63                  37
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.08                11.03                  31
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.88                 8.71                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.89                 9.37                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.86                 8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.64                 9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.78                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.39                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.98                6.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.89                 9.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.53                10.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.85                 9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.42                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54               12.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.33                12.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.27                13.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.40                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.84                 9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.74                 8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.16                10.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.41                10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.93                10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.84                 9.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.92                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.29                10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.69                10.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.55                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.89                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.48                10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.73                 9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.07                 9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.89                10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.28                 9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.96                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.88                11.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.22                10.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.25                 9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.86                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.96                 8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.06               12.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.73                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.62               10.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.86                11.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.89                 9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.20                11.41                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.43                10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.74                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.46                 9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.43                 9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.47               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.53                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.87                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.28                 9.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.06                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.44                11.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.07                11.01                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.88                 8.69                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.89                 9.35                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.85                 8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.63                 9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.77                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.97                6.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.88                 9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.52                10.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.85                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.42                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.32                12.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.26                13.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.39                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.84                 8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.74                 8.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.16                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.40                10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.92                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.83                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.91                 9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.28                10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.68                10.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.89                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.47                10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.72                 9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.07                 9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.88                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.27                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.95                10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.87                11.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.22                10.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.24                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.85                 9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.95                 8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.05               12.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.73                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.61               10.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.85                11.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.88                 9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.19                11.39                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.43                10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.73                 9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.45                 9.11                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.43                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.46               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.53                 9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.86                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.28                 9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.06                10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.44                11.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.07                10.99                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.87                 8.68                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.88                 9.33                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.85                 8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.62                 9.21                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.76                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.38                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.96                6.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.88                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.52                10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.84                 9.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.41                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.23                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.31                12.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.25                13.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.23               13.37                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.83                 8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.73                 8.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.15                10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.39                10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.91                10.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.82                 9.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.90                 9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.27                 9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.67                10.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.54                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.88                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.46                10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.72                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.06                 9.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.87                10.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.26                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.94                10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.86                11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.21                10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.23                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.84                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.94                 8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.04               12.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.72                 9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.60               10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.84                11.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.86                 9.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.18                11.36                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.42                10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.72                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.45                 9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.42                 9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.45               10.52                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.52                 9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.85                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.27                 9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.04                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.42                11.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.05                10.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.86                 8.65                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.87                 9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.84                 8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.61                 9.19                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.37                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.95                6.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.87                 9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.51                10.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.83                 9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.40                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.31                12.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.24                13.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.35                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.82                 8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.72                 8.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.14                10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.39                10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.90                10.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.82                 9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.90                 9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.26                 9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.66                10.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.53                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.88                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.46                10.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.71                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.06                 9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.86                10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.25                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.93                10.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.85                11.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.20                10.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.22                 9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.83                 9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.94                 8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.03               12.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.71                 9.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.59               10.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.83                11.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.85                 9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.18                11.34                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.41                10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.72                 9.56                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.44                 9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.41                 9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.44               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.51                 9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.84                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.26                 9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.04                10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.42                11.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.04                10.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.85                 8.63                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.86                 9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.83                 8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.61                 9.17                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.36                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.95                6.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.87                 9.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.51                10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.82                 9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.39                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.30                12.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.23                12.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.33                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/03)   Period (12/31/03)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2003
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.81                 8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.71                 8.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.13                10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.38                10.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.89                10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.81                 9.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.89                 9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.25                 9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.65                10.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.52                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.87                 0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.45                 9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.70                 9.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.05                 9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.85                10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.24                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.92                10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.84                10.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.19                10.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.21                 9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.82                 9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.93                 8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.01               12.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.70                 9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.57               10.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.82                11.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.84                 9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.17                11.31                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.40                10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.71                 9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.44                 9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.41                 9.56                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.43               10.48                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.51                 9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.82                  0
12/31/03)
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.25                 9.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.03                10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.41                11.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.03                10.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.84                 8.61                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.85                 9.26                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.82                 8.81                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.59                 9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.74                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.35                  0
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.93                6.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.86                 9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.50                10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.81                 9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.38                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.53               12.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.29                12.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.22                12.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.31                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
--------------------------------------------------------------------------------------------------------------------------------
                      Investment Division                        Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/03)   Period (12/31/03)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2003
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.80                 8.89                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.71                 8.74                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.12                10.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.37                10.14                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.88                10.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.80                 9.09                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.88                 9.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.24                 9.91                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.64                10.77                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.52                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.87                 0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.44                 9.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.70                 9.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.04                 9.51                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.84                10.06                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.23                 9.79                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        8.91                10.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.83                10.95                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.18                10.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.20                 9.79                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.81                 9.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.92                 8.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.00               12.26                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.69                 9.53                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.56               10.72                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.81                11.78                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.83                 9.60                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.16                11.28                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.39                10.51                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.70                 9.51                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.43                 9.04                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.40                 9.54                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.43               10.46                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.50                 9.86                   0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                11.81                   0
12/31/03)
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.24                 9.01                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.02                10.16                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.40                11.47                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.02                10.89                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.84                 8.59                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.84                 9.24                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.82                 8.80                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.59                 9.13                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00               10.73                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.84                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00               10.34                   0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                9.97                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.93                6.62                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.85                 9.23                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.49                10.54                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.81                 9.49                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.37                8.40                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.22                0.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.52               12.03                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.29                12.36                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.21                12.92                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.22               13.29                   0
--------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.63                 180
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.77                 283
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.55                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.58                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio (5/1/02
- 12/31/02)                                                            10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.20                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.97                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                8.00                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.95                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.41                 176
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.26                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
--------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                  Value at Beginning   Value at End of
                                                                  of Period (1/1/02)  Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                     10.00                6.93                  0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                               10.00                6.83                  0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.26                  0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                               10.00                7.51                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                               10.00                9.05                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.95                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                               10.00                8.03                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                               10.00                8.40                  0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.81                  0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                  10.00                7.62                  0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                               10.00                5.95                  0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                               10.00                8.56                  0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                               10.00                7.80                  0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                               10.00                7.14                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                               10.00                9.01                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                               10.00                8.39                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                               10.00                9.08                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                               10.00                9.00                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.33                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.36                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                               10.00                7.96                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.05                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                               10.00               10.19                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                               10.00                7.84                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                               10.00               10.76                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.97                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                               10.00               10.02                  0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.31                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                               10.00                8.55                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                               10.00                7.85                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                               10.00                6.52                  0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                               10.00                8.52                  0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                               10.00               10.57                  0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                               10.00                7.60                  0
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                               10.00                7.38                  0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.17                  0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                               10.00                8.56                  0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                               10.00                9.19                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                               10.00                6.97                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                               10.00                7.99                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                               10.00                6.94                  0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                               10.00                7.73                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                10.00               11.08                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                               10.00                6.95                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                               10.00                7.60                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                               10.00                9.94                  0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                               10.00               11.53                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                               10.00               10.25                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                               10.00               10.56                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                               10.00                8.40                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                 10.00                9.38                  0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                          10.00               10.25                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)
(5/1/02 - 12/31/02)                                                    10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.18                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.98                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.92                 857
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.82                 409
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.24                 572
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.49                 415
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.03                2,385
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.01                  6
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.38                3,740
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.79                 606
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.61                  7
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.94                  24
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.13                  20
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.99                3,274
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.37                 325
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.06                 588
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                6,968
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                9,245
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.34                5,865
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.94                  6
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.04                11,578
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.17                 426
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.82                8,596
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.74                1,415
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                2,175
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.00               117,810
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                1,402
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.50                1,995
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.55                  28
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.59                 483
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.54                  14
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.17                 635
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.95                5,282
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.97                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.71                3,589
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.58                  3
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.93               104,539
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                 182
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.39                15,633
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.36                  12
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period(12/31/02)    Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)          10.00                9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)             10.00                9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)           10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)             10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                    10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)            10.00                9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                 10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)              10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)        10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                    10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                  10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)               10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)         10.00                9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                      10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                 10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                   10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                      10.00               10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                    10.00                9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                   10.00                9.31                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                        10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                         10.00               10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 2/31/02)        10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                           10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                10.00               10.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                     10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                     10.00                9.70                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                       10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                            10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                 10.00                9.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                  10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)               10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                 10.00               10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 - 12/31/02)                 10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                      10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)            10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)               10.00               10.25                  0
--------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.50                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.16                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.92                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 -
12/31/02)
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years(11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.01                 684
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.12                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                 552
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.50                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.15                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.25                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 -
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.80                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.49                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.14                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.37                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00               10.28                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00               10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years (11/01/02 -
12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.89                4,101
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.21                1,954
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.99                3,775
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.89                  75
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.97                2,946
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.74                2,720
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.33                 567
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.02                1,648
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                 605
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.28                1,014
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.30                2,627
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.91                1,136
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.00                 853
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.12                1,531
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.69                1,218
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                2,645
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.95                23,342
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  71
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.79                1,173
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.49                1,194
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.52                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.11                3,879
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.13                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.92                 624
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.94                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.68                 818
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.89                24,348
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.36                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.51                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.11                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.12                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.02                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                9.65                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.19                  0
-------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Small Company Portfolio (Series Trust II (5/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                9.61                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                9.69                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                9.59                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               10.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00               10.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.12                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
(11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.48                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.50                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.10                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.11                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.35                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 15 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.76                  27
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.95                  25
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.72                  23
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.98                  27
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.23                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.77                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.10                  22
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               11.00                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.34                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.24                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.18                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.43                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.56                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.09                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.76                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.47                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.49                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) (5/1/02 - 12/31/02)        10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.09                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.99                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender
Charge Rider - Zero Years (11/01/02 - 12/31/02)
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                9.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.49                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                9.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                9.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.80                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                9.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.76                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.79                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                9.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.78                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                9.30                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                9.64                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00               10.27                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.19                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                9.92                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.25                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                9.60                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                9.68                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                9.77                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                9.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                9.58                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               10.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00               10.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00               10.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.75                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.17                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.08                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.21                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.75                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.46                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.48                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.08                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.64                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.98                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.33                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.69                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.55                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.48                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.20                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.74                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.46                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.47                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.63                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.97                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.32                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.74                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.16                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.68                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.47                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.07                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.19                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.73                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.45                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.43                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.46                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.28                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.44                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.07                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.88                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.62                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.96                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.23                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 21 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.73                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.15                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.91                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.67                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.54                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.60                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.45                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.45                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.27                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.05                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.87                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.40                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.31                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 22 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.72                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.14                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.90                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.66                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.88                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.46                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.06                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.20                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.94                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.83                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.72                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.44                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02
- 12/31/02)                                                            10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.26                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.04                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.42                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.04                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.86                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.83                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.61                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.95                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.39                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.30                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.23                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 23 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider
-------------------------------------------------------------------------------------------------------------------------------
Investment Division                                            Accumulation Unit    Accumulation Unit   Number of Accumulation
                                                               Value at Beginning   Value at End of
                                                               of Period (1/1/02)   Period (12/31/02)   Units at End of Period
-------------------------------------------------------------------------------------------------------------------------------
2002
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.71                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.13                  0
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.89                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.65                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.52                  0
-------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.87                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.45                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.05                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.85                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.24                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.92                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.19                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.21                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.01                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.70                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.57                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.82                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.84                  0
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.17                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.40                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.71                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.44                  0
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.43                  0
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.51                  0
-------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.25                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.03                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.41                  0
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.03                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.84                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.85                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.82                  0
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.59                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.93                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.86                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.50                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.81                  0
-------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.38                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.53                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.29                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.22                  0
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                  0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

Table 24 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death
Benefit Rider
--------------------------------------------------------------------------------------------------------------------------------
                      Investment Division                        Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                Value at Beginning    Value at End of
                                                                of Period (1/1/02)   Period (12/31/02)  Units at End of Period
--------------------------------------------------------------------------------------------------------------------------------
2002
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                    10.00                6.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.71                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.12                   0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.37                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.88                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.80                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.88                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.64                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                 10.00                7.52                   0
--------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                              10.00                5.87                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                              10.00                8.44                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.70                   0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                              10.00                7.04                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                              10.00                8.84                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                              10.00                8.23                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.91                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.18                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.20                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                              10.00                7.81                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                              10.00                6.92                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.00                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                              10.00                7.69                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                              10.00               10.56                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.81                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.83                   0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.16                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                              10.00                8.39                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                              10.00                7.70                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                              10.00                6.43                   0
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                              10.00                8.40                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                              10.00               10.43                   0
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02
- 12/31/02)                                                            10.00                7.50                   0
--------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                              10.00                7.24                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.02                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 -
12/31/02)                                                              10.00                8.40                   0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 -
12/31/02)                                                              10.00                9.02                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                              10.00                6.84                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                              10.00                7.84                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                              10.00                6.82                   0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                              10.00                7.59                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                               10.00               10.93                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                              10.00                6.85                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                              10.00                7.49                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                              10.00                9.81                   0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                              10.00               11.37                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                              10.00               10.22                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                              10.00               10.52                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                              10.00                8.29                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                10.00                9.21                   0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                         10.00               10.22                   0
12/31/02)
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of
Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.
Part C
OTHER INFORMATION

Item 24.

(a) Financial Statements

Financial statements are included in Part B of the Registration Statement

(b) Exhibits:

(1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (3)

(2) Not Applicable

(3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (6)

      (b) Registered Representative Contract (16)

(4)	(a) Form of Flexible Premium Deferred Variable Annuity Contract (6)
	(b)	Form of the Bonus Credit Rider (12)
	(c)	Form of the Surrender Charge Rider (12)
	(d)	Form of the Minimum Premium Rider (12)
	(e)	Form of the Guaranteed Minimum Death Benefit Rider (12)
	(f)	Form of the Higher Education Rider (12)
	(g)	Form of the Estate Planning Rider (12)
	(h)	Form of the Charitable Remainder Trust Endorsement (12)
	(i)	Form of the Guaranteed Minimum Withdrawal Benefit Rider (10)
	(j)	Form of the Guaranteed Income 5 Rider (13)
	(k)	Form of the Guaranteed Income Select Rider (13)
	(l)	Form of the contract’s Additional Benefits Provided By Endorsement Or Rider Page for Guaranteed Income 5 and Guaranteed Income Select Riders (13)
(5)	(a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (17)
(6)	(a) Articles of Incorporation of Midland National Life Insurance Company (3)
(b) By-laws of Midland National Life Insurance Company (3)
(7)	Form of Reinsurance Agreement for contracts issued under this Registration Statement. (8)
(8)	(a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (14)
(b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (2)
(c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (15)
(d) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (15)
(e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (4)
(f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (4)

333-71800

(g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (5)
(h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (1)
(i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (5)
(j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (6)
(k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (7)
(l) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (8)
(m) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc. (8)
(n) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (8)
(o) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (8)
(p) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck. (8)
(q) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (9)
(r) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)
(s) Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (11)
(t) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (11)
(u) Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (11)
(v) Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (18)
(w) Form of Premier VIT Novation Agreement to PIMCO Participation Agreement. (19)
(x) AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc. (20)
(y) Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc. (20)
(z) Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc. (20)

333-71800

	(aa)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (20)
	(bb)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (20)
	(cc)	Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (20)
	(dd)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc (20)
	(ee)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (20)
	(ff)	Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC. (20)
	(gg)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (20)
	(hh)	Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc. (20)
	(ii)	Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO
Variable Insurance Trust. (20)
	(jj)	Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc. (20)
	(kk)	Shareholder Information Agreement between Midland National and Van Eck Securities Corporation. (20)
(9)	(a) Opinion and Consent of Counsel (22)
(b) Power of Attorney (21)
(10)	(a) Consent of Sutherland Asbill & Brennan, LLP (22)
(b) Consent of Independent Registered Public Accounting Firm (22)
(11)	Not Applicable
(12)	Not Applicable
(13)	Performance Data Calculations (8)

----------------------

(1)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

(2)     Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

(3)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016).

(4)     Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on April 30, 1999 (File No. 33-64016)

(5)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(6)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(7)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

333-71800

(8)	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
(9)	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 29, 2004 (File No. 333-108437)
(10)	Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No. 333-108437)
(11)	Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)
(12)	Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on June 23, 2005 (File No. 333-71800)
(13)	Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on November 30, 2005 (File No. 333-71800)
(14)	Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
(15)	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
(16)	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No. 333-119088)
(17)	Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333- 108437)
(18)	Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)
(19)	Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No. 333-108437).
(20)	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
(21)	Filed herewith
(22)	To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***	Chairman - Director
John J. Craig II***	Senior Vice President – Chief Financial Officer & Treasurer - Director
Robert W. Korba	Director
David E. Sams	Director
Steven C. Palmitier***	President and Chief Operating Officer – Director
Stephen P. Horvat, Jr***	Senior Vice President – Legal
Donald T. Lyons	Senior Vice President and Corporate Actuary
Melody R. J. Jensen	Vice President, General Counsel and Secretary
Thomas C. Stavropoulos	Vice President and Chief Compliance Officer
Gary J. Gaspar***	Senior Vice President and Chief Information Officer
Esfandyar E. Dinshaw**	Chief Executive Officer – Director
Gary W. Helder	Vice President, Operational Effectiveness
Robert W. Buchanan	Vice President, New Business and Underwriting
Timothy A. Reuer	Vice President, Product Development
Robert R. Tekolste	Executive Vice President
Teresa A. Silvius***	Assistant Vice President Variable Compliance & 38a-1 CCO
Gregory S. Helms	2nd Vice President, Claims and Benefits Administration
Cindy Reed**	Vice President, Annuity Division
Ronald J. Markway**	Vice President, New Business – Annuity Division
Michael L. Yanacheak**	2nd Vice President, Product Development, Annuity Division

333-71800

Name and Principal Business Address*	Position and Offices with Depositor
Teri L. Ross**	Vice President, Variable Services
Richard T. Hicks	Assistant Vice President, System Administration and Policy
Accounting
Randy D Shaull	Assistant Vice President and Actuary

*	Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991
**	Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
***	525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

Percent Of Voting
Name	Jurisdiction	Securities Owned
Sammons Capital, Inc.	Delaware	100% by SEI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
MH Imports, Inc	Delaware	100% by CISI
Mykonos 6420 LP		85% by MH Imports
	Texas	Inc.
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
SFG Reinsurance Company	South Carolina	100% by MNL
North American Company for Life and Health	Iowa	100% by SFG
Insurance (NACOLAH)
NACOLAH Ventures, L.L.C.		99% by NACOLAH
	Delaware	1% by SFG
Parkway Mortgage, Inc.	Delaware	100% by CISI
Sammons Corporation	Delaware	100% by CISI
Otter, Inc.	Oklahoma	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc. (SPDI)	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons CTP, Inc.
Merged into SDHI January 15, 2009
Sammons VPC, Inc.	Delaware	100% by SDHI
Opus 5949 LLC		75% by Sammons
	Texas	VPC, Inc.
Sammons BW, Inc.	Delaware	100% by SDHI
Briggs Equipment Mexico, Inc.	Delaware	100% by BEI
Briggs Equipment, Inc. (BEI)
	Delaware	100% by CISI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Montecargas Yale de Mexico S. A. de C.V.		99% by BEI
Mexico
(YALESA)		1% by BEMI
Briggs Equipment S.A. de C.V. (BESA)		99% by BEI
	Mexico	1% BEMI

333-71800

Percent Of Voting
Name	Jurisdiction	Securities Owned
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Crestpark LP, Inc.	Delaware	100% by CISI
Sammons Venture Properties, Inc.	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
SRI Ventures, LLC	Delaware	99% by SRC
Sammons Income Properties, Inc.	Delaware	100% by CISI
GBH Venture Co., Inc.	Delaware	100% by CISI

The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI
GPI Ventures, LLC	Delaware	100% by GPIRI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Sponsor Investments, L.L.C.	Texas	75% by HII
1900 Capital, Inc.	Delaware	100% CISI
Environment Plastic Solutions, Inc.	Delaware	100% CISI
Sage Assets, Inc.	Delaware	100% CISI

Item 27. Number of Contract Owners

National Advantage – As of April XX, 2010 –

XX Non-Qualified
XX Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

333-71800

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal	Positions and Offices with
Business Address*	Sammons Securities Company, LLC
Steve Palmitier	Chief Executive Officer
525 West Van Buren Chicago, IL 60607
Jerome S. Rydell	Vice Chairman
Michael Masterson	Chairman
525 West Van Buren Chicago, IL 60607
John A. McClellan	Chief Compliance
Officer, Municipal Securities Principal
Cindy Reed	President
Annuity Division, 4601 Westown
Parkway, Suite 300, West Des Moines, IA 50266
Jan R. Elcock	Vice President, Compliance &
One Sammons Plaza,	Operations
Sioux Falls, SD 57193-9991
Matt Stahr	Vice President & Chief Marketing
Annuity Division, 4601 Westown	Officer
Parkway, Suite 300
West Des Moines, IA 50266
Brandon D. Rydell	Vice President & Chief Financial Officer

*	Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

(1)	(2)	(3)	(4)	(5)
	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage	Other
Underwriter	Commissions*	Redemption	Commissions	Compensation**
Sammons Securities	$2,964,257	0	0	$173,599
Company, LLC

*Represents commissions paid on the National Advantage variable annuities.

**Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

333-71800

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

333-71800

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 4th day of March, 2010.

By: MIDLAND NATIONAL LIFE
SEPARATE ACCOUNT A (REGISTRANT)

Attest: /s/ *	By:	/s/*
MICHAEL M. MASTERSON
Chairman of the Board

By: MIDLAND NATIONAL LIFE
INSURANCE COMPANY (DEPOSITOR)

Attest: /s/ *	By:	/s/*
MICHAEL M. MASTERSON
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

Signatures	Title

/s/ *	Chairman of the Board of Directors,
MICHAEL M. MASTERSON	Director, Chief Executive Officer
(Principal Executive Officer)

/s/ *	President, Director
ESFANDYAR E. DINSHAW	Annuity Division

/s/ *	Senior Vice President, Director
JOHN J. CRAIG, II	Chief Financial Officer
(Principal Financial & Accounting Officer)

/s/ *	Director, President and Chief Operating Officer
STEVEN C. PALMITIER	Life Division

Director, President of Sammons Enterprises, Inc.
ROBERT W. KORBA

Director
DAVID E. SAMS

*By: /s/_______________________________________ Date: March 4, 2010
Teresa A. Silvius
Attorney-in-Fact
Pursuant to Power of Attorney

Registration No. 333-71800

POST EFFECTIVE AMENDMENT NO. 17

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(9)(b)	Power of Attorney

POWER OF ATTORNEY

     The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of				2009.
SIGNATURE	DATE	SIGNATURE	DATE

/s/	1/19/09	/s/	1/19/09
Michael M. Masterson		John J. Craig II

/s/	1/19/09	/s/	1/19/09
Steven C. Palmitier		Esfandyar E. Dinshaw